Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 104.8% ¤
CORPORATE BONDS & NOTES 0.5%
BANKING & FINANCE 0.4%
Ambac Assurance Corp. 5.100% due 12/31/2099 (d)	$43	$58
Preferred Term Securities Ltd.
0.553% (US0003M + 0.350%) due 03/22/2038 ~	20,330	18,602
1.074% (US0003M + 0.860%) due 07/03/2033 ~	1,115	1,109

		19,769

INDUSTRIALS 0.1%
CVS Pass-Through Trust 5.880% due 01/10/2028	828	937
Times Square Hotel Trust 8.528% due 08/01/2026	2,983	3,177
UAL Pass-Through Trust 6.636% due 01/02/2024	557	569

		4,683

Total Corporate Bonds & Notes (Cost $24,409)		24,452

U.S. GOVERNMENT AGENCIES 24.3%
Fannie Mae
0.147% due 07/25/2037 •	728	716
0.215% due 03/25/2036 •	8	8
0.223% due 08/25/2031 •	62	59
0.342% due 05/25/2032 •	1	1
0.509% due 09/17/2027 •	1	1
0.704% due 11/18/2031 •	1	1
0.752% due 11/25/2031 •	22	22
1.002% due 08/25/2023 •	2	2
1.102% due 12/25/2023 - 04/25/2032 •	5	5
1.252% due 10/25/2022 - 09/25/2023 •	1	1
1.284% due 03/01/2044 - 10/01/2044 •	28	29
1.484% due 10/01/2040 •	14	14
1.546% due 03/01/2035 •	6	6
1.550% due 06/01/2033 •	4	5
1.578% due 09/01/2033 •	15	15
1.590% due 02/01/2033 •	44	44
1.596% due 11/01/2034 •	1	1
1.691% due 02/01/2035 •	3	3
1.692% due 01/01/2035 •	4	4
1.731% due 03/01/2035 •	6	7
1.750% due 12/25/2023 •	3	3
1.765% due 07/01/2035 •	5	5
1.825% due 10/01/2034 •	3	3
1.830% due 04/01/2036 •	1	1
1.838% due 05/01/2025 •	1	1
1.878% due 09/01/2033 •	4	4
1.880% due 04/01/2033 •	4	4
1.910% due 11/01/2034 •	6	6
1.916% due 07/01/2033 •	3	3
1.940% due 11/01/2035 •	1	1
1.951% due 03/01/2033 •	1	1
1.965% due 05/01/2033 •	11	11
2.000% due 09/01/2033 •	6	7
2.015% due 03/01/2032 •	3	3
2.034% due 12/01/2036 •	5	5
2.067% due 05/01/2034 •	12	13
2.070% due 03/01/2035 •	3	3
2.083% due 12/01/2036 •	5	6
2.089% due 01/01/2037 •	3	3
2.117% due 02/01/2035 •	3	3
2.173% due 12/01/2035 •	2	2
2.183% due 05/01/2036 •	5	5
2.220% due 10/01/2031 •	4	4
2.230% due 08/01/2035 •	1	1
2.242% due 11/01/2032 •	13	13
2.245% due 09/01/2030 •	13	13
2.248% due 10/01/2032 •	6	6
2.250% due 03/01/2029 - 04/01/2032 •	15	15

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.254% due 04/01/2036 •	12	12
2.278% due 07/01/2033 •	3	3
2.297% due 09/01/2033 •	3	3
2.375% due 09/01/2032 •	12	12
2.391% due 04/01/2034 •	1	1
2.500% due 10/01/2028 •	2	2
2.911% due 06/01/2033 •	61	61
3.851% due 05/01/2036 •	5	5
4.000% due 11/25/2033 - 01/01/2059	385	422
4.250% due 10/01/2027 •	1	1
5.000% due 06/25/2023 - 11/25/2032	434	509
5.500% due 09/25/2035	1,877	2,458
5.898% due 11/25/2049 •(a)	662	123
6.500% due 06/25/2028	11	12
7.000% due 07/25/2042	4	4
7.500% due 07/25/2022	1	1
8.500% due 01/25/2025 - 11/01/2030	5	5
Freddie Mac
0.360% due 10/15/2032 •	4	4
0.363% due 08/25/2031 •	39	38
0.416% due 12/25/2022 ~(a)	28,934	101
0.460% due 12/15/2029 •	6	6
0.482% due 01/25/2034 ~(a)	86,446	4,086
0.560% due 12/15/2031 •	2	2
0.660% due 04/15/2022 - 08/15/2031 •	5	6
0.777% due 03/25/2034 ~(a)	68,226	5,021
1.156% due 05/15/2023 •	2	2
1.180% due 09/25/2023 •	35	35
1.189% due 05/15/2023 •	1	1
1.282% due 10/25/2044 •	1,412	1,447
1.284% due 02/25/2045 •	9	9
1.482% due 07/25/2044 •	311	320
1.595% due 09/01/2035 •	4	4
2.000% due 02/01/2035 •	1	1
2.052% due 01/01/2035 •	4	4
2.053% due 02/01/2035 •	4	5
2.090% due 09/01/2035 •	1	1
2.112% due 01/01/2035 •	5	5
2.117% due 07/01/2037 •	1	2
2.215% due 10/01/2034 •	9	10
2.233% due 02/01/2035 •	9	10
2.235% due 09/01/2033 •	11	12
2.261% due 03/01/2028 •	3	3
2.289% due 01/01/2035 •	4	4
2.333% due 04/01/2032 •	22	22
2.348% due 09/01/2028 - 04/01/2033 •	4	5
2.355% due 12/01/2033 - 04/01/2034 •	32	33
2.362% due 11/01/2034 •	7	7
2.375% due 11/01/2034 - 02/01/2035 •	24	25
2.503% due 03/01/2032 •	18	18
2.520% due 02/01/2036 •	2	2
2.540% due 03/01/2030 •	3	3
2.577% due 08/01/2023 •	2	2
3.000% due 09/01/2046 - 03/01/2048	14,170	14,774
3.500% due 07/01/2046 - 02/01/2048	188	202
4.000% due 10/15/2033	24	26
4.340% due 05/01/2026 •	4	4
5.000% due 02/15/2036	127	142
5.500% due 05/15/2036	10	11
5.818% due 08/01/2031 •	11	13
6.500% due 07/25/2043	334	398
7.000% due 06/15/2029	6	7
7.500% due 02/15/2023 - 01/15/2031	2	1
8.000% due 03/15/2023	2	2
Ginnie Mae
0.531% due 02/20/2061 •	249	250
0.831% due 09/20/2063 •	2,171	2,181
1.625% due 07/20/2029 - 09/20/2033 •	26	28
1.875% due 05/20/2030 - 05/20/2032 •	20	20
2.000% due 01/20/2027 - 07/20/2030 •	51	51
2.125% (H15T1Y + 1.500%) due 10/20/2026 ~	8	8
2.125% due 12/20/2027 - 10/20/2033 •	15	16
Ginnie Mae, TBA
2.000% due 02/01/2052	3,000	3,022
2.500% due 02/01/2052	10,700	10,934
3.500% due 02/01/2052	13,300	13,839
4.000% due 01/01/2052 - 03/01/2052	6,200	6,529
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 10/01/2046	1,908	2,000
3.500% due 03/01/2040 - 02/01/2050	27,537	29,177
4.000% due 08/01/2038 - 06/01/2050	30,380	32,528
8.500% due 11/01/2025 - 06/01/2030	7	8
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	27,600	28,215
2.500% due 01/01/2037 - 02/01/2052	82,600	84,387
3.000% due 01/01/2037 - 03/01/2052	82,762	85,948

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.000% due 01/01/2052 - 02/01/2052	56,138	58,076
3.500% due 03/01/2052	521,000	546,963
4.000% due 02/01/2052	290,000	308,317

Total U.S. Government Agencies (Cost $1,239,888)		1,244,056

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.125% due 02/29/2028 (g)	1,674	1,650
2.375% due 05/15/2029 (g)(i)	8,900	9,488

Total U.S. Treasury Obligations (Cost $10,696)		11,138

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.4%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	2,600	2,765
225 Liberty Street Trust 3.597% due 02/10/2036	2,000	2,116
Adjustable Rate Mortgage Trust
0.642% due 11/25/2035 •	290	294
0.662% due 11/25/2035 •	550	549
0.662% due 08/25/2036 •	35,387	17,383
2.543% due 04/25/2035 ~	1	1
American Home Mortgage Assets Trust 6.750% due 11/25/2046 þ	11,368	11,099
American Home Mortgage Investment Trust 2.252% due 06/25/2045 •	806	817
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	406	406
AREIT Trust 1.184% due 09/14/2036 •	12,558	12,566
Arroyo Mortgage Trust
1.175% due 10/25/2048 ~	8,165	8,128
1.483% due 10/25/2048 ~	10,732	10,703
1.637% due 10/25/2048 ~	5,443	5,424
Ashford Hospitality Trust
1.010% due 04/15/2035 •	10,224	10,200
1.560% due 06/15/2035 •	3,100	3,102
1.960% due 06/15/2035 •	2,300	2,300
2.860% due 06/15/2035 •	3,200	3,193
BAMLL Commercial Mortgage Securities Trust
1.160% due 04/15/2036 •	3,500	3,495
1.310% due 03/15/2034 •	900	900
Banc of America Alternative Loan Trust 6.000% due 04/25/2037	1,740	1,718
Banc of America Commercial Mortgage Trust 5.822% due 02/10/2051 ~	42,611	43,225
Banc of America Funding Trust
0.222% due 10/26/2036 ~	65,290	62,226
0.484% due 10/20/2036 •	3,230	2,712
0.779% due 04/20/2035 •	386	387
2.394% due 10/20/2046 ^~	215	192
2.663% due 09/20/2046 ^~	846	841
3.417% due 01/20/2047 ^~	7	7
Banc of America Mortgage Trust
2.122% due 12/25/2033 ~	51	51
2.398% due 11/25/2033 ~	11	11
2.730% due 10/25/2035 ^~	286	292
2.800% due 06/25/2034 ~	145	148
2.969% due 06/25/2035 ~	240	236
Barclays Commercial Mortgage Securities Trust
2.160% due 02/15/2033 •	5,182	5,190
3.210% due 02/15/2033 •	35,400	35,530
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 «~	43	37
2.153% due 01/25/2034 ~	25	25
2.195% due 02/25/2036 ^~	77	76
2.320% due 08/25/2035 ~	637	636
2.526% due 04/25/2034 ~	52	51
2.601% due 11/25/2034 ~	113	110
2.668% due 05/25/2034 ~	53	49
2.726% due 05/25/2033 ~	98	91
2.779% due 11/25/2030 ~	28	27
2.835% due 02/25/2033 ~	2	2
2.878% due 02/25/2035 ~	144	145
3.179% due 05/25/2047 ^~	295	293
Bear Stearns ALT-A Trust
2.412% due 04/25/2035 ~	29	30
2.528% due 07/25/2035 ~	9,887	8,001
2.547% due 12/25/2033 ~	205	213
2.564% due 01/25/2036 ^~	550	553
2.616% due 11/25/2035 ^~	986	710
2.700% due 08/25/2036 ^~	1,886	1,398
2.922% due 02/25/2036 ^~	3,252	2,719
3.398% due 08/25/2036 ^~	1,041	659

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Bear Stearns Mortgage Securities, Inc. 2.184% due 06/25/2030 ~	4	4
Bear Stearns Structured Products, Inc. Trust
2.511% due 12/26/2046 ^~	3,175	2,866
2.697% due 01/26/2036 ^~	2,695	2,268
BellaVista Mortgage Trust
0.604% due 05/20/2045 •	1,596	1,119
0.842% due 02/25/2035 •	2,510	1,886
Benchmark Mortgage Trust 2.994% due 04/15/2054 ~	8,809	8,541
BXMT Ltd. 1.564% due 11/15/2037 •	23,500	23,521
Chase Mortgage Finance Trust 2.897% due 12/25/2035 ^~	705	679
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.754% due 01/25/2035 ~	457	463
Citigroup Commercial Mortgage Trust
0.940% due 12/15/2036 •	9,200	9,174
1.260% due 12/15/2036 •	2,653	2,645
3.098% due 04/10/2049	18,556	19,170
3.209% due 05/10/2049	700	738
Citigroup Global Markets Mortgage Securities, Inc.
0.602% due 05/25/2032 •	21	21
2.240% due 09/25/2033 ~	1	1
8.500% due 05/25/2032	80	68
Citigroup Mortgage Loan Trust
0.603% due 09/25/2036 •	5,872	5,773
0.903% due 08/25/2035 ^•	117	111
2.470% due 05/25/2035 •	5	5
2.470% due 10/25/2035 •	13	13
2.480% due 11/25/2035 •	479	484
2.525% due 05/25/2042 ~	691	683
2.768% due 08/25/2035 ~	123	128
3.228% due 09/25/2059 þ	499	500
Citigroup Mortgage Loan Trust, Inc.
0.422% due 12/25/2034 •	95	99
1.860% due 09/25/2035 •	501	512
CityLine Commercial Mortgage Trust 2.778% due 11/10/2031 ~	800	814
Commercial Mortgage Trust
2.950% due 08/15/2057	1,000	1,058
3.545% due 02/10/2036	3,800	4,018
Community Program Loan Trust 4.500% due 04/01/2029	16	16
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•	1,610	1,256
0.299% due 12/20/2046 ^•	7,350	6,527
0.302% due 06/25/2037 •	537	522
0.304% due 07/20/2046 ^•	612	481
0.422% due 07/25/2036 •	186	354
0.482% due 07/25/2046 •	2,951	2,705
0.482% due 09/25/2046 ^•	287	283
0.524% due 03/20/2046 •	274	233
0.602% due 05/25/2035 •	101	86
0.602% due 05/25/2035 ^•	183	171
0.602% due 06/25/2035 •	1,604	1,500
0.642% due 02/25/2036 •	90	77
0.662% due 12/25/2035 •	460	460
0.682% due 11/25/2035 •	477	552
0.682% due 02/25/2036 ^•	229	226
0.722% due 10/25/2035 •	357	307
0.743% due 11/20/2035 •	195	189
0.762% due 10/25/2035 •	3,169	2,535
0.922% due 03/25/2047 ^•	2,824	2,578
1.062% due 07/25/2035 •	535	537
1.082% due 02/25/2036 •	590	566
1.332% due 11/25/2047 ^•	4,151	3,812
1.462% due 11/25/2047 ^•	7,571	6,997
1.510% due 11/25/2035 •	1,823	1,685
1.950% due 08/25/2035 ~	2,680	2,654
5.500% due 11/25/2035 ^	811	607
5.500% due 03/25/2036 ^	71	43
5.750% due 03/25/2037 ^•	286	211
5.750% due 04/25/2047 ^	389	317
6.250% due 12/25/2033	16	17
6.500% due 11/25/2031	24	24
Countrywide Home Loan Mortgage Pass-Through Trust
0.582% due 03/25/2036 •	10,897	10,247
0.682% due 04/25/2035 •	14	14
0.702% due 03/25/2035 •	23	19
0.742% due 03/25/2035 •	1,479	1,416
0.782% due 02/25/2035 •	54	51
0.802% due 02/25/2035 •	467	447
0.882% due 02/25/2035 •	77	72
1.022% due 09/25/2034 •	86	67
1.985% due 02/20/2036 ^•	76	68

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.991% due 02/20/2036 ^•	133	134
2.012% due 06/19/2031 ~	2	2
2.241% due 02/25/2034 ~	30	30
2.403% due 02/19/2034 ~	12	12
2.464% due 02/19/2034 ~	9	9
2.510% due 02/20/2035 ~	51	52
2.540% due 04/25/2035 ^~	17	2
2.759% due 08/25/2034 ^~	1	1
2.931% due 05/19/2033 ~	9	8
3.003% due 07/19/2033 ~	51	53
3.008% due 08/25/2034 ~	61	62
6.000% due 11/25/2037 ^	118	87
Credit Suisse First Boston Mortgage Securities Corp.
0.593% due 03/25/2032 ~	71	68
1.252% due 09/25/2034 ^•	807	897
2.344% due 12/25/2032 ^~	27	25
2.484% due 06/25/2033 ~	112	113
3.038% due 12/25/2033 ~	82	82
5.750% due 04/25/2033	7	7
6.250% due 07/25/2035	192	205
7.000% due 02/25/2033	12	13
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
2.116% due 07/25/2033 ~	5	5
2.519% due 10/25/2033 ~	69	69
5.500% due 11/25/2035	165	154
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	5,648	5,666
3.059% due 02/27/2036 ~	4,312	3,554
5.750% due 12/26/2035	224	192
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	217	181
Credit Suisse Mortgage Capital Trust
1.460% due 10/15/2037 •	1,000	1,001
1.926% due 07/27/2061 ~	11,891	11,775
2.215% due 11/25/2061 ~	1,707	1,698
2.257% due 08/15/2037	1,200	1,211
2.750% due 01/25/2060	9,795	9,801
2.750% due 01/25/2060 ~	5,626	5,972
2.973% due 12/26/2059 ~	752	754
3.250% due 01/25/2060	7,373	7,555
3.250% due 01/25/2060 ~	3,775	4,063
3.458% due 01/25/2060 ~	3,343	3,492
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.462% due 01/25/2047 •	5,052	5,034
Downey Savings & Loan Association Mortgage Loan Trust 1.022% due 04/19/2046 •	344	335
Extended Stay America Trust 1.190% due 07/15/2038 •	46,657	46,791
First Horizon Alternative Mortgage Securities Trust
2.078% due 06/25/2034 ~	1,039	1,066
2.277% due 09/25/2034 ~	500	498
2.384% due 07/25/2035 ~	4,902	4,808
2.918% due 03/25/2035 ~	109	83
GCAT LLC 2.981% due 09/25/2025 þ	536	540
GMAC Mortgage Corp. Loan Trust 2.875% due 05/25/2035 ~	6	6
Grand Avenue Mortgage Loan Trust 3.250% due 08/25/2064	31,687	31,130
GreenPoint Mortgage Funding Trust
0.522% due 04/25/2036 •	160	158
0.562% due 06/25/2045 •	10,006	8,639
GS Mortgage Securities Corp. Trust
1.460% due 07/15/2032 •	5,000	5,008
3.104% due 05/10/2034	15,900	15,745
3.551% due 04/10/2034	7,490	7,491
3.924% due 10/10/2032	13,300	13,439
GS Mortgage Securities Trust 3.621% due 10/10/2035	2,000	2,103
GSMPS Mortgage Loan Trust
0.452% due 09/25/2035 •	18,871	16,356
0.452% due 01/25/2036 •	23,305	19,607
7.000% due 06/25/2043	366	416
8.000% due 09/19/2027 ~	190	187
GSR Mortgage Loan Trust
0.452% due 01/25/2034 •	4	4
2.459% due 04/25/2035 ~	390	393
2.637% due 04/25/2035 ~	368	367
2.749% due 09/25/2035 ~	39	40
2.873% due 01/25/2036 ^~	158	163
6.000% due 03/25/2032	1	1
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •	1,071	1,010
0.344% due 12/19/2036 ^•	805	808
0.484% due 02/19/2046 •	237	218
0.544% due 05/19/2035 •	130	126

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.584% due 06/19/2035 •	5,987	6,014
0.584% due 03/19/2036 ^•	174	174
0.804% due 01/19/2035 •	15	14
2.075% due 06/19/2045 ^•	245	140
2.212% due 11/19/2034 ~	7	7
2.443% due 12/19/2035 ^~	6	6
2.994% due 08/19/2034 ~	89	89
Hilton USA Trust
2.828% due 11/05/2035	6,500	6,506
3.719% due 11/05/2038	1,000	1,062
Impac CMB Trust 1.003% due 10/25/2033 •	6	6
Impac Secured Assets Trust
0.502% due 12/25/2036 •	4,527	4,467
0.802% due 05/25/2036 •	16	16
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	3	3
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •	418	394
0.342% due 07/25/2036 •	12,313	11,977
0.402% due 06/25/2037 ^•	116	58
0.562% due 07/25/2046 •	7,747	8,172
0.582% due 04/25/2035 •	107	101
0.662% due 03/25/2035 •	22	21
0.742% due 02/25/2035 •	753	735
0.742% due 07/25/2045 •	33	30
0.902% due 11/25/2034 •	2,601	2,541
1.322% due 09/25/2034 •	81	78
2.757% due 06/25/2034 ~(a)	1,756	1,680
2.938% due 06/25/2036 ~	843	840
2.980% due 06/25/2036 ~	1,789	1,408
3.189% due 02/25/2036 ~	4,064	3,761
InTown Hotel Portfolio Trust
1.060% due 01/15/2033 •	4,900	4,896
1.410% due 01/15/2033 •	8,250	8,243
1.410% due 01/15/2033 •	100	100
1.610% due 01/15/2033 •	2,900	2,896
2.410% due 01/15/2033 •	8,100	8,090
J.P. Morgan Chase Commercial Mortgage Securities Trust
1.060% due 02/15/2035 •	5,000	4,996
2.250% due 10/15/2032 •	545	542
2.287% due 03/05/2042	18,200	18,254
JP Morgan Alternative Loan Trust
0.582% due 07/25/2036 •	19,544	19,091
0.582% due 11/25/2036 •	5,187	4,988
0.593% due 06/27/2037 •	1,451	1,126
0.662% due 06/25/2037 •	36,015	18,199
2.699% due 10/25/2036 ~	778	779
9.574% due 06/27/2037 ~	12,764	7,713
JP Morgan Chase Commercial Mortgage Securities Trust
1.604% due 07/05/2033 •	3,239	3,244
2.450% due 12/15/2031 •	1,065	1,057
2.713% due 08/15/2049	10,003	10,263
3.648% due 12/15/2049 ~	300	323
4.549% due 07/05/2033	23,176	23,954
JP Morgan Mortgage Trust
2.426% due 10/25/2035 ^~	36	31
2.428% due 06/25/2035 ~	64	57
2.569% due 04/25/2035 ~	5	5
2.594% due 07/25/2035 ~	213	213
3.240% due 10/25/2035 ~	86	83
5.000% due 07/25/2036	299	224
JPMDB Commercial Mortgage Securities Trust 3.057% due 11/13/2052	1,000	1,063
Legacy Mortgage Asset Trust
1.650% due 11/25/2060 þ	2,522	2,494
1.875% due 10/25/2068 þ	6,171	6,141
1.892% due 10/25/2066 þ	2,432	2,431
1.991% due 09/25/2060 ~	1,821	1,827
2.250% due 07/25/2067 þ	2,949	2,943
Lehman Mortgage Trust 5.500% due 02/25/2036 ^	237	175
Lehman XS Trust
0.462% due 11/25/2035 •	4,760	4,636
0.562% due 04/25/2046 ^•	324	359
Manhattan West Mortgage Trust 2.130% due 09/10/2039	3,400	3,394
MASTR Adjustable Rate Mortgages Trust
0.432% due 12/25/2034 •	310	309
1.202% due 09/25/2037 •	3,500	1,707
2.000% due 12/25/2033 ~	4	4
2.520% due 07/25/2035 ~	10,517	7,116
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.810% due 11/15/2031 •	40	41
Merrill Lynch Mortgage Investors Trust
0.722% due 08/25/2028 •	5	5

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.742% due 10/25/2028 •	47	46
0.822% due 08/25/2035 •	12,000	11,873
0.842% due 03/25/2028 •	8	8
1.915% due 04/25/2035 ~	11	10
2.597% due 11/25/2035 •	4,296	4,338
2.761% due 08/25/2033 ~	52	1
MFA Trust 1.947% due 04/25/2065 ~	986	986
Mill City Mortgage Loan Trust
1.850% due 11/25/2060 ~	8,550	8,406
2.500% due 11/25/2060 ~	5,358	5,328
Morgan Stanley Capital Trust
1.110% due 05/15/2036 •	5,347	5,337
3.005% due 07/15/2052	8,000	8,408
Morgan Stanley Mortgage Loan Trust
0.362% due 03/25/2036 •	1,196	884
2.410% due 10/25/2034 ~	27	28
Morgan Stanley Resecuritization Trust 0.412% due 06/26/2047 •	13,975	13,170
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034 ^	413	422
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	28,525	29,092
3.250% due 02/25/2059 ~	12,348	12,687
3.500% due 12/25/2057 ~	578	591
4.500% due 05/25/2058 ~	587	626
New York Mortgage Trust 1.670% due 08/25/2061 þ	2,971	2,940
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.754% due 10/25/2034 þ	6,871	7,290
One New York Plaza Trust 1.060% due 01/15/2036 •	9,700	9,694
PRET LLC
1.843% due 09/25/2051 þ	38,552	37,879
2.487% due 10/25/2051 «~	1,666	1,659
RBS Acceptance, Inc. 2.803% due 06/25/2024 ~	3	3
Ready Capital Mortgage Financing LLC 1.103% due 03/25/2034 •	366	366
Residential Accredit Loans, Inc. Trust
0.462% due 11/25/2036 •	7,452	5,344
0.482% due 04/25/2046 •	1,438	1,349
0.502% due 10/25/2046 •	9,915	9,854
0.522% due 06/25/2037 •	137	133
1.010% due 10/25/2037 ~	1,015	1,005
3.013% due 09/25/2034 ~	5	5
6.000% due 12/25/2035	4,021	4,042
6.500% due 10/25/2036 ^	1,657	1,642
Residential Asset Securitization Trust
0.552% due 02/25/2034 •	21	20
0.552% due 04/25/2035 ^•	584	348
6.250% due 08/25/2036	1,878	1,636
6.500% due 04/25/2037 ^	4,333	1,835
Residential Funding Mortgage Securities, Inc. Trust
2.945% due 06/25/2035 ~	15	14
3.170% due 09/25/2035 ~	5,960	4,591
4.910% due 02/25/2036 ^~	43	38
RESIMAC Bastille Trust 1.034% due 09/05/2057 •	888	888
RiverView HECM Trust 0.780% due 05/25/2047 •	12,766	12,050
SACO, Inc. 7.000% due 08/25/2036	3	3
Sequoia Mortgage Trust
0.564% due 02/20/2035 •	65	63
0.686% due 05/20/2034 •	252	249
0.724% due 11/20/2034 •	25	25
0.752% due 02/20/2034 •	88	82
0.804% due 10/19/2026 •	25	25
0.864% due 10/20/2027 •	4	4
0.904% due 10/20/2027 •	11	11
1.464% due 10/20/2027 •	191	193
1.574% due 06/20/2034 ~	58	58
1.648% due 09/20/2032 ~	14	14
1.738% due 08/20/2034 ~	64	67
1.881% due 01/20/2047 ^~	424	321
SG Commercial Mortgage Securities Trust 2.895% due 10/10/2048	2,731	2,817
Structured Adjustable Rate Mortgage Loan Trust
0.838% due 06/25/2034 •	255	247
1.482% due 01/25/2035 ^•	398	374
1.482% due 05/25/2035 ^•	450	377
2.284% due 04/25/2034 ~	28	28
2.431% due 02/25/2034 ~	37	37
3.087% due 02/25/2036 ^~	86	78

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Structured Asset Mortgage Investments Trust
0.252% due 02/25/2037 •	1,050	1,028
0.292% due 09/25/2047 •	1,324	1,278
0.642% due 08/25/2035 •	3,155	3,393
0.662% due 02/25/2036 ^•	204	196
0.704% due 07/19/2034 •	448	441
0.722% due 12/25/2035 ^•	2,166	2,112
0.804% due 03/19/2034 •	127	125
0.944% due 10/19/2033 •	44	43
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	65	2
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^	1,158	802
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.886% due 07/25/2032 ~	1	1
Tharaldson Hotel Portfolio Trust
1.154% due 11/11/2034 •	11,341	11,339
1.504% due 11/11/2034 •	21,467	21,385
1.754% due 11/11/2034 •	10,693	10,627
2.404% due 11/11/2034 •	21,548	21,317
Thornburg Mortgage Securities Trust 2.111% due 09/25/2037 ~	3,695	3,733
Towd Point Mortgage Trust 2.250% due 03/25/2059 «~	18,300	18,374
UBS Commercial Mortgage Trust
0.960% due 02/15/2032 •	15,996	15,930
4.241% due 06/15/2051 ~	4,570	5,105
Verus Securitization Trust
0.820% due 10/25/2063 ~	3,752	3,738
1.057% due 10/25/2063 ~	101	101
1.262% due 10/25/2063 ~	152	152
VMC Finance LLC 1.209% due 09/15/2036 •	562	562
Wachovia Bank Commercial Mortgage Trust 0.933% due 10/15/2041 ~(a)	64	0
Wachovia Mortgage Loan Trust LLC 2.206% due 10/20/2035 ~	128	126
WaMu Mortgage Pass-Through Certificates Trust
0.472% due 05/25/2034 •	20,385	18,280
0.622% due 11/25/2045 •	2,111	2,089
0.642% due 12/25/2045 •	2,140	2,193
0.682% due 07/25/2045 •	198	196
0.843% due 11/25/2034 •	120	116
0.882% due 10/25/2044 •	326	323
0.922% due 11/25/2046 •	11,937	11,304
0.943% due 06/25/2044 •	1,570	1,555
1.082% due 10/25/2045 •	1,204	1,199
1.082% due 08/25/2046 •	5,784	5,819
1.103% due 07/25/2044 •	17	17
1.482% due 06/25/2042 •	88	88
1.482% due 08/25/2042 •	1,118	1,112
1.660% due 11/25/2041 ~	3	3
1.725% due 08/25/2046 •	3,848	3,782
2.353% due 03/25/2033 ~	88	89
2.573% due 01/25/2033 ~	1,112	1,150
2.596% due 06/25/2034 ~	33	34
2.676% due 08/25/2033 ~	7	7
WaMu Mortgage-Backed Pass-Through Certificates 1.644% due 12/19/2039 ~	162	157
Washington Mutual Mortgage Pass-Through Certificates Trust
0.752% due 10/25/2035 •	416	380
0.912% due 11/25/2046 •	9,780	9,005
2.074% due 12/25/2032 ~	110	113
3.038% due 11/25/2030 ~	16	17
5.750% due 03/25/2033	65	68
Wells Fargo Commercial Mortgage Trust
0.955% due 12/13/2031 •	21,320	21,174
1.205% due 12/13/2031 •	17,700	17,443
1.950% due 12/13/2031 •	1,242	1,191
Wells Fargo Mortgage Loan Trust 3.051% due 09/27/2036 ~	948	936
Wells Fargo Mortgage-Backed Securities Trust 2.715% due 12/25/2036 ^~	66	66

Total Non-Agency Mortgage-Backed Securities (Cost $1,287,904)		1,301,965

ASSET-BACKED SECURITIES 54.0%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	2,603	2,586
Aames Mortgage Investment Trust 1.018% due 10/25/2035 •	1,900	1,884
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	692	554
Accredited Mortgage Loan Trust
0.362% due 09/25/2036 •	179	177
1.182% due 04/25/2035 •	1,570	1,573

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
0.542% due 01/25/2037 •	21,418	6,958
0.543% due 05/25/2037 •	61,716	14,845
1.002% due 09/25/2033 •	1,245	1,238
1.152% due 07/25/2034 •	39	39
1.153% due 12/25/2033 •	286	286
AFC Home Equity Loan Trust
0.692% due 06/25/2028 •	194	192
0.772% due 04/25/2028 •	3	3
Affirm Asset Securitization Trust 0.880% due 08/15/2025	33,600	33,613
American Credit Acceptance Receivables Trust 3.500% due 04/14/2025	1,104	1,106
American Home Mortgage Investment Trust 0.282% due 08/25/2035 •	5	3
American Money Management Corp. CLO Ltd. 1.107% due 04/14/2029 •	3,880	3,880
AmeriCredit Automobile Receivables Trust 0.600% due 12/18/2023	157	157
Ameriquest Mortgage Securities Trust
0.262% due 10/25/2036 •	10,228	4,393
0.342% due 10/25/2036 •	3,394	1,475
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.972% due 10/25/2035 •	15,670	15,675
1.017% due 01/25/2035 •	718	720
1.152% due 11/25/2034 •	7,513	7,514
1.212% due 03/25/2035 •	6,305	6,323
2.052% due 06/25/2034 •	2,356	2,378
Amortizing Residential Collateral Trust 1.102% due 10/25/2034 •	1,860	1,857
AMSR Trust
1.632% due 07/17/2037	47,000	46,599
2.033% due 07/17/2037	11,000	10,892
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •	6,900	6,883
Ares CLO Ltd. 0.990% due 01/15/2029 •	17,600	17,565
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
0.572% due 01/25/2036 •	24,451	24,332
0.782% due 11/25/2035 •	8	8
0.837% due 10/25/2035 •	704	704
0.867% due 10/25/2035 •	37,500	36,935
1.152% due 11/25/2034 •	180	182
1.227% due 05/25/2034 •	1,231	1,195
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	7,792	7,769
Asset-Backed Funding Certificates Trust
0.382% due 11/25/2036 •	9,461	7,014
0.782% due 04/25/2033 •	520	507
1.122% due 03/25/2032 •	275	276
Asset-Backed Securities Corp. Home Equity Loan Trust
0.630% due 06/15/2031 •	111	109
0.807% due 11/25/2035 •	35,805	35,825
1.460% due 04/15/2033 •	29	29
Atlas Senior Loan Fund Ltd. 1.272% due 01/16/2030 •	1,000	1,000
Bear Stearns Asset-Backed Securities Trust
0.352% due 07/25/2036 •	13,855	12,494
0.422% due 08/25/2036 •	477	467
0.500% due 09/25/2034 •	43	41
0.652% due 10/25/2036 •	4,128	3,908
0.762% due 10/25/2032 •	12	12
0.792% due 12/25/2035 •	6,462	6,457
0.837% due 09/25/2035 •	368	368
0.902% due 10/27/2032 •	14	14
1.002% due 12/25/2033 •	272	269
1.062% due 04/25/2035 •	291	292
1.102% due 10/25/2037 •	5,397	5,157
1.102% due 11/25/2042 •	84	83
1.152% due 11/25/2035 ^•	999	990
1.282% due 06/25/2043 •	416	410
1.302% due 10/25/2032 •	37	37
1.352% due 08/25/2037 •	2,072	2,080
1.602% due 11/25/2042 •	51	51
1.752% due 11/25/2042 •	347	370
2.207% due 03/25/2035 •	3,000	3,042
2.691% due 07/25/2036 ~	231	232
5.500% due 01/25/2034 þ	24	24
5.500% due 06/25/2034 þ	245	255
5.500% due 12/25/2035	69	58
5.750% due 10/25/2033 þ	152	159
BlueMountain CLO Ltd. 1.052% due 07/18/2027 •	572	572
BNC Mortgage Loan Trust 0.312% due 07/25/2037 •	77,585	74,516

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 1.136% due 07/28/2028 •	1,090	1,091
CarMax Auto Owner Trust 0.490% due 06/15/2023	104	104
Carrington Mortgage Loan Trust 1.142% due 04/17/2031 •	48,800	48,823
Carvana Auto Receivables Trust 2.510% due 04/15/2024	6,323	6,338
CDC Mortgage Capital Trust
0.722% due 01/25/2033 •	7	7
1.152% due 01/25/2033 •	85	87
Centex Home Equity Loan Trust
0.822% due 06/25/2034 •	315	310
1.122% due 03/25/2035 •	1,413	1,388
1.137% due 09/25/2034 •	75	76
5.660% due 09/25/2034 þ	640	653
Chase Funding Trust
0.682% due 11/25/2034 •	2	2
1.002% due 05/25/2033 •	2,493	2,451
4.537% due 09/25/2032	1	1
Chesapeake Funding LLC
0.760% due 08/16/2032 •	817	820
0.870% due 08/16/2032	817	818
CIT Group Home Equity Loan Trust 1.078% due 12/25/2031 •	145	145
Citigroup Mortgage Loan Trust
0.182% due 01/25/2037 •	674	591
0.242% due 01/25/2037 •	14,024	13,280
0.423% due 09/25/2036 •	11,296	10,479
0.622% due 03/25/2036 •	5,493	5,393
0.777% due 11/25/2045 •	895	894
Citigroup Mortgage Loan Trust, Inc.
0.372% due 06/25/2037 •	8,198	7,770
6.050% due 08/25/2035 þ	277	280
6.129% due 08/25/2035 þ	1,536	1,544
College Avenue Student Loans LLC
1.203% due 07/25/2051 •	8,080	8,118
1.303% due 12/26/2047 •	5,331	5,387
1.600% due 07/25/2051	13,546	13,297
3.280% due 12/28/2048	12,983	13,368
4.130% due 12/26/2047	7,274	7,549
Conseco Finance Securitizations Corp. 8.260% due 12/01/2030 ~	22,787	8,194
CoreVest American Finance Trust 1.358% due 08/15/2053	15,514	15,113
Countrywide Asset-Backed Certificates
0.242% due 06/25/2035 •	20,968	20,311
0.242% due 01/25/2037 •	10,284	10,228
0.292% due 11/25/2037 •	191	190
0.322% due 06/25/2047 ^•	18,740	18,159
0.342% due 01/25/2037 •	5,887	5,826
0.392% due 10/25/2047 •	39,229	37,692
0.462% due 04/25/2036 •	136	136
0.642% due 09/25/2036 •	1,638	1,637
0.688% due 06/25/2036 •	14,975	14,765
0.792% due 04/25/2036 •	6,475	6,378
0.972% due 04/25/2034 •	22	22
1.002% due 05/25/2032 •	166	164
1.052% due 12/25/2035 •	9,500	9,391
1.102% due 09/25/2032 •	154	154
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2047 •	1,814	1,803
0.252% due 09/25/2046 •	9,714	9,697
0.582% due 05/25/2036 •	50,400	49,938
0.602% due 04/25/2046 ^•	9,122	8,937
0.622% due 05/25/2036 •	32,300	31,312
0.897% due 02/25/2036 •	1,332	1,333
1.197% due 04/25/2036 ^•	5,500	5,520
5.125% due 12/25/2034 ~	2,633	2,664
6.047% due 05/25/2036 ^þ	307	306
Countrywide Asset-Backed Certificates Trust, Inc.
0.842% due 12/25/2034 •	17	16
0.842% due 08/25/2047 •	819	811
0.882% due 11/25/2034 •	292	291
1.077% due 10/25/2034 •	1,664	1,654
Credit Acceptance Auto Loan Trust
1.370% due 07/16/2029	8,400	8,430
1.930% due 09/17/2029	5,200	5,242
Credit Suisse ABS Trust 2.610% due 10/15/2026	8,254	8,238
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	6	6
Credit-Based Asset Servicing & Securitization LLC
0.402% due 05/25/2036 •	5,740	4,665
1.412% due 12/25/2035 •	1,377	1,385
6.780% due 05/25/2035 þ	259	265

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

CWHEQ Revolving Home Equity Loan Trust 0.300% due 04/15/2032 •	673	670
Drive Auto Receivables Trust 0.830% due 05/15/2024	963	964
Dryden Senior Loan Fund 1.144% due 04/15/2029 •	1,172	1,173
ECMC Group Student Loan Trust
1.102% due 01/27/2070 •	12,391	12,561
1.252% due 11/25/2069 •	8,489	8,635
Elevation CLO Ltd. 1.080% due 10/25/2030 •	14,100	14,079
Ellington Loan Acquisition Trust 1.602% due 05/25/2037 •	2,069	2,069
EMC Mortgage Loan Trust 1.602% due 08/25/2040 •	161	161
Encore Credit Receivables Trust
0.792% due 07/25/2035 •	421	420
1.032% due 11/25/2035 •	11,430	11,437
EquiFirst Mortgage Loan Trust 4.250% due 09/25/2033 þ	148	151
Equity One Mortgage Pass-Through Trust 0.782% due 07/25/2034 •	4	4
Exeter Automobile Receivables Trust 3.530% due 11/15/2023	4,134	4,183
First Franklin Mortgage Loan Trust
0.212% due 12/25/2037 •	53,079	51,924
0.222% due 11/25/2036 •	45,972	43,491
0.412% due 11/25/2036 •	25,256	23,270
0.422% due 06/25/2036 •	14,759	14,595
0.777% due 11/25/2035 •	2,059	2,051
0.852% due 12/25/2035 •	22,727	22,644
1.977% due 07/25/2034 •	2,410	2,451
First NLC Trust
0.242% due 08/25/2037 •	29,193	19,035
0.382% due 08/25/2037 •	1,595	1,062
FirstKey Homes Trust 1.339% due 08/17/2037	3,095	3,038
Flagship Credit Auto Trust 0.700% due 04/15/2025	415	415
Ford Credit Auto Owner Trust 3.190% due 07/15/2031	7,735	8,156
Fremont Home Loan Trust
0.237% due 10/25/2036 •	37,403	36,049
0.242% due 01/25/2037 •	9,203	6,090
0.957% due 07/25/2034 •	4,241	4,189
Gallatin CLO Ltd. 1.177% due 07/15/2031 •	11,200	11,200
GLS Auto Receivables Issuer Trust
0.520% due 02/15/2024	207	207
2.720% due 06/17/2024	5,344	5,376
GoldenTree Loan Management U.S. CLO Ltd. 1.472% due 01/20/2033 •	2,800	2,798
Greystone Commercial Real Estate Notes Ltd. 1.290% due 09/15/2037 •	1,600	1,597
GSAMP Trust
0.242% due 12/25/2036 •	896	601
0.402% due 10/25/2036 ^•	5,077	64
0.837% due 09/25/2035 ^•	10,278	10,315
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •	5,200	5,179
Home Equity Asset Trust
0.702% due 11/25/2032 •	1	1
1.002% due 12/25/2035 •	13,400	13,399
1.017% due 03/25/2035 •	5,542	5,557
1.022% due 02/25/2033 •	1	1
Home Equity Loan Trust 0.292% due 04/25/2037 •	3,866	3,756
Home Equity Mortgage Loan Asset-Backed Trust
0.262% due 07/25/2037 •	94	63
0.502% due 03/25/2036 •	592	592
Home Equity Mortgage Trust 5.800% due 05/25/2036 ^þ	41	39
HSI Asset Loan Obligation Trust 0.152% due 12/25/2036 •	10	4
HSI Asset Securitization Corp. Trust 0.642% due 12/25/2035 •	3,876	3,869
IMC Home Equity Loan Trust 7.310% due 11/20/2028	8	8
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 2.127% due 07/25/2034 •	361	363
IXIS Real Estate Capital Trust
0.302% due 01/25/2037 •	11,893	5,500
0.562% due 01/25/2037 •	43,446	21,276
Jamestown CLO Ltd. 1.464% due 04/15/2033 •	1,000	1,001

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

JP Morgan Mortgage Acquisition Corp.
0.732% due 05/25/2035 •	21,779	21,401
1.077% due 12/25/2035 •	5,000	4,954
JP Morgan Mortgage Acquisition Trust
0.262% due 08/25/2036 •	1	1
0.322% due 08/25/2036 •	678	542
KKR CLO Ltd. 1.062% due 07/18/2030 •	1,000	1,000
LCCM Trust 1.550% due 11/15/2038 •	5,200	5,203
LCM LP 1.086% due 07/19/2027 •	18,900	18,900
Lehman XS Trust
0.562% due 03/25/2036 •	9,360	9,255
0.582% due 03/25/2037 •	15,428	15,410
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •	1,092	1,093
Long Beach Mortgage Loan Trust
0.262% due 11/25/2036 •	3,113	1,355
0.402% due 05/25/2036 •	15,486	10,463
0.402% due 09/25/2036 •	1,449	1,071
0.462% due 05/25/2046 •	18,803	8,478
0.722% due 08/25/2033 •	267	264
0.957% due 07/25/2034 •	130	129
1.152% due 10/25/2034 •	51	50
1.152% due 06/25/2035 •	13,981	14,025
1.527% due 03/25/2032 •	87	86
Magnetite Ltd. 1.023% due 11/15/2028 •	14,300	14,286
Marathon CLO Ltd. 1.274% due 04/15/2029 •	6,181	6,189
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •	268	268
MASTR Asset-Backed Securities Trust
0.362% due 08/25/2036 •	12,889	8,346
0.852% due 12/25/2034 ^•	350	349
0.927% due 10/25/2034 •	606	604
MASTR Specialized Loan Trust 0.952% due 05/25/2037 •	239	44
Merrill Lynch First Franklin Mortgage Loan Trust 1.602% due 10/25/2037 •	178	181
Merrill Lynch Mortgage Investors Trust
0.222% due 10/25/2037 ^•	307	133
0.262% due 09/25/2037 •	95	54
0.282% due 06/25/2037 •	678	249
MF1 Ltd. 1.864% due 11/15/2035 •	3,500	3,518
MFA Trust 2.363% due 03/25/2060 þ	2,626	2,614
Mid-State Capital Corp. Trust 6.005% due 08/15/2037	717	746
MKS CLO Ltd. 1.132% due 07/20/2030 •	4,400	4,401
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 05/25/2037 •	93	85
0.202% due 11/25/2036 •	8,685	5,261
0.232% due 01/25/2037 •	58,547	30,567
0.402% due 06/25/2036 •	569	526
0.442% due 03/25/2037 •	21,858	12,706
0.582% due 06/25/2036 •	7,261	6,793
0.597% due 03/25/2036 •	19,062	19,859
0.762% due 11/25/2035 •	2,300	2,272
2.102% due 07/25/2037 ^•	289	381
2.502% due 08/25/2034 •	46	46
Morgan Stanley Capital, Inc. Trust
0.642% due 03/25/2036 •	6,884	6,311
0.657% due 01/25/2036 •	7,117	6,439
Morgan Stanley Dean Witter Capital, Inc. Trust
1.452% due 02/25/2033 •	51	51
2.577% due 01/25/2032 •	115	139
Morgan Stanley Mortgage Loan Trust
0.422% due 11/25/2036 •	587	95
0.622% due 10/25/2036 •	1,356	562
Mountain View CLO LLC 1.212% due 10/16/2029 •	1,000	1,000
Nationstar Home Equity Loan Trust 0.382% due 03/25/2037 •	5,632	5,440
Navient Private Education Loan Trust
1.110% due 04/15/2069 •	2,674	2,692
1.330% due 04/15/2069	743	733
2.650% due 12/15/2028	1,468	1,487
2.740% due 02/15/2029	317	320
3.910% due 12/15/2045	3,765	3,919
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	2,906	2,896
1.690% due 05/15/2069	1,804	1,804

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Navient Student Loan Trust
0.483% due 03/25/2067 •	8,692	8,698
1.153% due 12/27/2066 •	9,697	9,785
Nelnet Student Loan Trust
0.903% due 09/25/2065 •	15,259	15,246
1.002% due 06/27/2067 •	30,479	30,912
New Century Home Equity Loan Trust
0.282% due 05/25/2036 •	146	144
0.777% due 02/25/2036 •	8,978	8,945
Newcastle Mortgage Securities Trust 0.687% due 03/25/2036 •	17,853	17,835
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.722% due 01/25/2036 •	1	55
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 0.597% due 03/25/2036 •	7,620	7,464
North Carolina State Education Assistance Authority 0.924% due 07/25/2036 •	4,366	4,386
NovaStar Mortgage Funding Trust
0.202% due 03/25/2037 •	11	6
0.838% due 01/25/2036 •	25,000	24,717
0.882% due 05/25/2033 •	1	1
Ocean Trails CLO 0.924% due 07/15/2028 •	2,790	2,789
OneMain Financial Issuance Trust 3.300% due 03/14/2029	279	280
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 1.077% due 07/25/2035 •	6,091	6,088
Option One Mortgage Loan Trust
0.642% due 01/25/2036 •	25,000	24,691
0.882% due 02/25/2035 •	508	506
0.897% due 05/25/2034 •	12	12
Option One Mortgage Loan Trust Asset-Backed Certificates 0.604% due 08/20/2030 •	1	1
OSD CLO Ltd. 0.877% due 04/17/2031 •	10,800	10,800
OZLM Ltd.
1.185% due 05/16/2030 •	8,900	8,900
1.194% due 10/17/2029 •	12,400	12,400
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029	30,300	30,267
Palmer Square Loan Funding Ltd.
0.960% due 02/20/2028 •	967	967
0.982% due 01/20/2027 •	339	339
1.010% due 08/20/2027 •	735	735
1.024% due 10/24/2027 •	2,787	2,789
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.152% due 10/25/2034 •	9,951	9,928
Popular ABS Mortgage Pass-Through Trust 3.423% due 01/25/2036 ^þ	208	208
PRET LLC
1.744% due 07/25/2051 þ	5,482	5,439
1.868% due 07/25/2051 þ	5,030	4,996
2.487% due 07/25/2051 «þ	10,800	10,769
2.487% due 10/25/2051 þ	17,100	17,108
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ	1,363	1,352
RAAC Trust
0.612% due 02/25/2036 •	1,687	1,684
3.852% due 12/25/2035 •	1,447	1,476
Rad CLO Ltd. 1.321% due 07/24/2032 •	14,400	14,400
Renaissance Home Equity Loan Trust
1.202% due 09/25/2037 •	628	341
1.302% due 08/25/2032 •	640	640
1.342% due 03/25/2033 •	11	11
4.934% due 08/25/2035 þ	46	47
Residential Asset Mortgage Products Trust
0.642% due 02/25/2036 •	13,559	13,250
0.702% due 02/25/2036 •	3,115	3,111
0.702% due 05/25/2036 ^•	15,245	14,741
0.882% due 09/25/2035 •	2,450	2,405
Residential Asset Securities Corp. Trust
0.252% due 01/25/2037 •	791	791
0.352% due 04/25/2037 •	764	765
0.362% due 07/25/2036 •	3,410	3,403
0.682% due 06/25/2033 •	575	544
0.747% due 03/25/2035 •	412	411
0.747% due 01/25/2036 •	14,001	13,432
2.022% due 07/25/2035 •	1,645	1,652
RR Ltd. 1.474% due 01/15/2033 •	6,800	6,800
SACO Trust
0.462% due 05/25/2036 •	187	202
0.622% due 06/25/2036 ^•	29	28
SACO, Inc. 0.852% due 07/25/2035 •	53	51

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Salomon Mortgage Loan Trust 0.992% due 11/25/2033 •	105	105
Saxon Asset Securities Trust
0.342% due 05/25/2047 •	4,090	3,590
0.412% due 09/25/2037 •	1,209	1,193
0.632% due 03/25/2035 •	641	621
0.962% due 08/25/2035 •	4,710	4,697
1.852% due 12/25/2037 •	10,806	10,896
Sculptor CLO Ltd. 1.394% due 01/15/2031 •	5,400	5,401
Securitized Asset-Backed Receivables LLC Trust
0.202% due 10/25/2036 ^•	778	343
0.252% due 12/25/2036 •	21,859	15,358
0.602% due 03/25/2036 •	3,830	3,069
SG Mortgage Securities Trust 0.362% due 07/25/2036 •	53,903	29,548
Shenton Aircraft Investment Ltd. 4.750% due 10/15/2042	8,943	8,311
SLC Student Loan Trust 1.053% due 11/25/2042 •	1,535	1,543
SLM Private Credit Student Loan Trust 0.533% due 06/15/2039 •	1,948	1,914
SLM Student Loan Trust
1.024% due 07/25/2023 •	10,578	10,552
1.403% due 12/15/2033 •	20,146	20,211
1.624% due 04/25/2023 •	13,498	13,586
1.824% due 07/25/2023 •	7,225	7,257
SMB Private Education Loan Trust
0.952% due 09/15/2054 •	12,310	12,463
1.510% due 07/15/2027 •	122	122
1.600% due 09/15/2054	29,065	28,864
2.490% due 06/15/2027	204	204
2.880% due 09/15/2034	1,624	1,650
SoFi Professional Loan Program LLC
2.370% due 11/16/2048	30,522	30,908
2.630% due 07/25/2040	9,676	9,769
2.740% due 05/25/2040	6,685	6,754
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	1,952	1,966
Sound Point CLO Ltd.
1.024% due 01/23/2029 •	1,250	1,250
1.104% due 07/25/2030 •	23,400	23,414
1.114% due 01/23/2029 •	4,904	4,905
1.182% due 10/20/2028 •	23,111	23,118
1.252% due 01/21/2031 •	7,000	7,003
Soundview Home Loan Trust
0.182% due 06/25/2037 •	4,114	3,480
0.272% due 08/25/2037 •	28,050	26,683
0.273% due 07/25/2037 •	34,099	32,317
0.352% due 08/25/2037 •	3,000	2,786
1.003% due 10/25/2037 •	77,667	71,284
1.102% due 09/25/2037 •	9,302	8,147
1.403% due 11/25/2033 •	19	19
South Carolina Student Loan Corp. 1.171% due 09/03/2024 •	116	117
Specialty Underwriting & Residential Finance Trust
0.382% due 06/25/2037 •	37,816	36,595
0.402% due 06/25/2037 •	19,958	14,649
1.002% due 06/25/2036 •	15,549	15,496
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •	7,835	7,839
Stratus CLO Ltd.
1.080% due 12/28/2029 •	7,700	7,700
1.164% due 12/29/2029 •	10,400	10,400
Structured Asset Investment Loan Trust
0.867% due 08/25/2035 •	1,120	1,115
1.077% due 09/25/2034 •	38	38
1.377% due 12/25/2034 •	813	821
Structured Asset Securities Corp. Mortgage Loan Trust
0.262% due 01/25/2037 •	6,861	6,762
0.362% due 05/25/2047 •	9,971	9,391
1.227% due 04/25/2035 •	1,333	1,334
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 3.375% due 08/25/2031	19	19
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •	13,200	13,230
TCW CLO Ltd. 1.124% due 04/25/2031 •	11,100	11,083
TICP CLO Ltd. 0.955% due 04/26/2028 •	3,825	3,825
Towd Point Mortgage Trust
1.102% due 10/25/2059 •	676	680
1.636% due 04/25/2060 ~	54,990	54,682
1.802% due 10/25/2059 •	11,615	11,846
2.710% due 01/25/2060 ~	53,581	54,459
2.900% due 10/25/2059 ~	17,938	18,311

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.000% due 11/25/2058 ~	2,526	2,557
Tricon American Homes
1.499% due 07/17/2038	26,456	26,022
2.049% due 07/17/2038	5,280	5,197
2.249% due 07/17/2038	3,300	3,254
TruPS Financials Note Securitization Ltd. 1.784% due 09/20/2039 •	22,487	21,981
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	125	117
Utah State Board of Regents 0.853% due 01/25/2057 •	7,987	7,873
Venture CLO Ltd.
1.004% due 07/15/2027 •	4,337	4,336
1.032% due 10/20/2028 •	6,509	6,510
1.146% due 09/07/2030 •	10,900	10,894
1.152% due 04/20/2029 •	3,295	3,297
1.182% due 07/20/2030 •	9,700	9,702
1.184% due 07/15/2031 •	2,000	2,001
1.232% due 01/20/2029 •	14,300	14,304
1.304% due 07/30/2032 •	12,900	12,907
Voya CLO Ltd. 1.094% due 07/23/2027 •	6,632	6,636
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •	88	46
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •	9,744	9,742
1.022% due 07/20/2029 •	1,171	1,169
Wells Fargo Home Equity Asset-Backed Securities Trust
0.447% due 01/25/2037 •	7,275	7,246
1.677% due 02/25/2035 •	2,303	2,315
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.047% due 04/25/2034 •	30	30
Westlake Automobile Receivables Trust 0.930% due 02/15/2024	8,531	8,540

Total Asset-Backed Securities (Cost $2,721,868)		2,759,439

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (e) 0.2%		9,584

U.S. TREASURY BILLS 0.2%
0.058% due 02/17/2022 - 03/24/2022 (b)(c)(i)	8,980	8,979

Total Short-Term Instruments (Cost $18,563)		18,563

Total Investments in Securities (Cost $5,303,328)		5,359,613

	SHARES
INVESTMENTS IN AFFILIATES 17.3%
SHORT-TERM INSTRUMENTS 17.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 17.3%
PIMCO Short-Term Floating NAV Portfolio III	90,875,271	883,126

Total Short-Term Instruments (Cost $894,888)		883,126

Total Investments in Affiliates (Cost $894,888)		883,126

Total Investments 122.1% (Cost $6,198,216)		$6,242,739
Financial Derivative Instruments (f)(h) 0.0%(Cost or Premiums, net $(36,429))		2,362
Other Assets and Liabilities, net (22.1)%		(1,134,339)

Net Assets 100.0%		$5,110,762

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$9,584	U.S. Treasury Notes 1.250% due 03/31/2028	$(9,776)	$9,584	$9,584

Total Repurchase Agreements	$(9,776)	$9,584	$9,584

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$13,800	$(13,757)	$(13,728)
Uniform Mortgage-Backed Security, TBA	4.000	03/01/2052	1,500	(1,596)	(1,594)

Total Short Sales (0.3)%	$(15,353)	$(15,322)

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note March Futures	03/2022	809	$176,501	$(341)	$38	$0
U.S. Treasury 30-Year Bond March Futures	03/2022	488	78,294	165	274	0

$(176)	$312	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	172	$(20,808)	$1	$0	$(12)
U.S. Treasury 10-Year Note March Futures	03/2022	2,270	(296,164)	(907)	0	(142)

$(906)	$0	$(154)

Total Futures Contracts	$(1,082)	$312	$(154)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.000%	Semi-Annual	06/17/2022	$37,900	$443	$(580)	$(137)	$0	$(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/15/2023	42,500	434	(1,256)	(822)	1	0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	10,100	(14)	168	154	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026	275,900	(7,394)	(2,504)	(9,898)	17	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	176,400	(6,234)	(6,851)	(13,085)	0	(36)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	2,500	(54)	66	12	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	40,500	2,399	(3,181)	(782)	0	(16)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	64,900	3,696	(4,968)	(1,272)	0	(31)
Pay(1)	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	14,500	(33)	47	14	7	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	13,600	1,178	(1,266)	(88)	0	(8)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	128,949	(7,149)	(453)	(7,602)	72	0
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	8,100	(16)	(61)	(77)	5	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	35,446	706	(618)	88	21	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	7,800	(18)	65	47	0	(5)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	14,800	(25)	(536)	(561)	0	(7)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	11,800	367	(358)	9	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	49,400	(587)	(685)	(1,272)	0	(25)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	28,600	(505)	(773)	(1,278)	0	(14)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	14,100	(13)	(598)	(611)	0	(6)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	320,180	13,563	(6,394)	7,169	0	(114)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	9,102	40	382	422	0	(4)
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	315,622	(30,356)	7,375	(22,981)	111	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	10,100	(49)	162	113	0	(4)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	6,100	(18)	(5)	(23)	3	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	6,100	(14)	8	(6)	3	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	4,000	(11)	6	(5)	2	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	4,000	(11)	9	(2)	2	0
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	23,500	(187)	(848)	(1,035)	99	0
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051	65,800	13,168	(5,692)	7,476	0	(297)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	22,900	(172)	(1,103)	(1,275)	0	(101)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	69,000	(522)	(3,336)	(3,858)	0	(305)

Total Swap Agreements						$(17,388)	$(33,778)	$(51,166)	$343	$(981)

(g)

Securities with an aggregate market value of $10,004 and cash of $13,950 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty		Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	1.988%	02/07/2022	1,900	$12	$2
		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	2.008	02/07/2022	3,100	14	3
		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	2.048	02/07/2022	3,100	19	3

								$45		$8

OPTIONS ON SECURITIES
Counterparty		Description			Strike Price	Expiration Date	Notional Amount(1)	Cost		Market Value

BOA		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			$101.527	02/07/2022	13,000	$93		$54
GSC		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			101.500	02/07/2022	3,500	24		14
JPM		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.102	03/07/2022	8,700	63		42
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			99.938	02/07/2022	6,000	51		43
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.078	02/07/2022	10,000	78		81
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			101.438	02/07/2022	3,500	25		14
SAL		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.156	03/07/2022	2,500	24		12
		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.301	03/07/2022	3,000	20		17

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		99.789	01/06/2022		2,800	17	7
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052		99.781	02/07/2022		3,700	31	23
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052		101.469	02/07/2022		3,500	25	14
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.410	03/07/2022		3,700	20	21
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.492	03/07/2022		4,300	28	26
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.516	03/07/2022		2,500	20	15

							$519	$383

Total Purchased Options							$564	$391

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	5,000	$(17)	$(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	5,000	(17)	(22)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	1,000	(8)	(3)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	1,000	(8)	(9)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	2,100	(20)	(29)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	2,100	(20)	(10)
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	01/14/2022	10,200	(26)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.425	01/14/2022	10,200	(26)	(21)
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600	01/24/2022	10,800	(12)	(1)
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/24/2022	10,800	(12)	(13)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	363,700	(724)	(368)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	363,700	(724)	(928)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.180	02/14/2022	10,400	(28)	(16)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	02/14/2022	10,400	(28)	(24)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	3,000	(7)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	3,000	(7)	(11)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	5,100	(13)	(7)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	5,100	(13)	(10)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	4,000	(13)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	4,000	(13)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	5,200	(27)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	5,200	(28)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	1,000	(9)	(5)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	1,000	(9)	(7)
MYC	Call - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.200	03/02/2022	99,000	(123)	(58)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.700	03/02/2022	99,000	(123)	(69)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/07/2022	101,000	(216)	(39)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2022	101,000	(216)	(14)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	5,300	(11)	(4)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	5,300	(11)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	5,000	(8)	(1)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	5,000	(8)	(12)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	3,800	(14)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	3,800	(14)	(11)

$(2,553)	$(1,742)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	1,500	$(7)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	1,500	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	3,000	(5)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.234	01/06/2022	4,000	(6)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	7,000	(21)	(16)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	3,000	(11)	(7)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	6,000	(17)	(14)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	4,000	(12)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	9,000	(22)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	13,000	(52)	(28)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	13,000	(67)	(39)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	3,300	(5)	(7)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	1,500	(4)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	1,500	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	1,500	(8)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	2,500	(12)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	1,500	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	1,500	(6)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	2,500	(8)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	1,500	(6)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	3,500	(15)	(8)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	3,500	(17)	(10)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	700	(1)	0
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.102	03/07/2022	8,700	(33)	(14)
Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.602	03/07/2022	8,700	(46)	(25)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	1,500	(4)	(3)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	1,500	(3)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,500	(7)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,500	(4)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.266	01/06/2022	2,500	(4)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.938	02/07/2022	6,000	(29)	(15)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	1,500	(7)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.078	02/07/2022	10,000	(45)	(29)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.438	02/07/2022	6,000	(36)	(26)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.578	02/07/2022	10,000	(58)	(50)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	1,500	(6)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	1,900	(7)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	1,500	(4)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	1,500	(5)	(4)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	1,500	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	3,500	(14)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	3,500	(18)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	1,500	(3)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	2,000	(2)	(1)
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.156	03/07/2022	2,500	(14)	(4)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.301	03/07/2022	3,000	(10)	(6)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.656	03/07/2022	2,500	(18)	(8)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.801	03/07/2022	3,000	(14)	(11)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	1,500	(4)	(4)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	1,500	(4)	(3)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	1,900	(4)	(4)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	1,500	(4)	(3)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	1,500	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	1,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	1,500	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	4,300	(15)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.289	01/06/2022	2,800	(13)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	1,500	(6)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	1,500	(7)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	1,500	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	1,500	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	1,500	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.781	02/07/2022	3,700	(17)	(8)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.281	02/07/2022	3,700	(21)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	1,500	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,500	(5)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	1,900	(8)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	1,500	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	1,500	(5)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	1,500	(4)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	1,900	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	900	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	1,500	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	900	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	1,500	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	3,500	(13)	(7)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	1,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	3,500	(17)	(10)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.410	03/07/2022	3,700	(9)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.492	03/07/2022	4,300	(13)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.516	03/07/2022	2,500	(11)	(9)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	1,200	(4)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	3,100	(9)	(12)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.910	03/07/2022	3,700	(13)	(16)

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		100.992	03/07/2022		4,300	(19)		(20)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052		101.016	03/07/2022		2,500	(14)		(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052		103.711	03/07/2022		1,100	(1)		(1)

							$(1,017)		$(590)

Total Written Options							$(3,570)		$(2,332)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Long Beach Mortgage Loan Trust 7.654% due 07/25/2033	6.250%	Monthly	07/25/2033	$78	$0	$0	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$12,394	$(3,233)	$3,358	$125	$0
DUB	ABX.HE.AA.6-2 Index	0.170	Monthly	05/25/2046	117	(47)	19	0	(28)
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	18,841	(431)	460	29	0
FBF	ABX.HE.AA.7-1 Index	0.150	Monthly	08/25/2037	986	(836)	652	0	(184)
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	4,000	(28)	53	25	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	105,850	(2,203)	3,086	883	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	30,000	232	0	232	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	59,200	39	206	245	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	139	1	(1)	0	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,650	(71)	82	11	0
	CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	81,743	(5,067)	5,731	664	0
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,900	(73)	106	33	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	17,445	(378)	405	27	0
	CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	71,400	(3,276)	3,774	498	0
MYC	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	13,500	(38)	122	84	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	11,900	(5)	54	49	0
	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,908	(85)	91	6	0
	CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	3,043	(106)	123	17	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	61,500	(588)	1,101	513	0
	CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	55,100	197	229	426	0
	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	131,000	(339)	1,156	817	0
	CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	75,000	300	11	311	0

						$(16,035)	$20,818	$4,995	$(212)

Total Swap Agreements						$(16,035)	$20,818	$4,995	$(212)

(i)

Securities with an aggregate market value of $1,991 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$19,769	$0		$19,769
Industrials			0		4,683	0		4,683
U.S. Government Agencies			0		1,244,056	0		1,244,056
U.S. Treasury Obligations			0		11,138	0		11,138
Non-Agency Mortgage-Backed Securities			0		1,281,895	20,070		1,301,965

Schedule of Investments PIMCO ABS and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Asset-Backed Securities	0	2,748,670	10,769	2,759,439
Short-Term Instruments
Repurchase Agreements	0	9,584	0	9,584
U.S. Treasury Bills	0	8,979	0	8,979

	$0	$5,328,774	$30,839	$5,359,613
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$883,126	$0	$0	$883,126

Total Investments	$883,126	$5,328,774	$30,839	$6,242,739

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(15,322)	$0	$(15,322)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	655	0	655
Over the counter	0	5,386	0	5,386

	$0	$6,041	$0	$6,041
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,135)	0	(1,135)
Over the counter	0	(2,544)	0	(2,544)

	$0	$(3,679)	$0	$(3,679)

Total Financial Derivative Instruments	$0	$2,362	$0	$2,362

Totals	$883,126	$5,315,814	$30,839	$6,229,779

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9% ¤
CORPORATE BONDS & NOTES 9.2%
BANKING & FINANCE 5.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$2,200	$2,233
3.300% due 01/30/2032		2,000	2,039
4.125% due 07/03/2023		804	835
4.625% due 07/01/2022		400	408
American Tower Corp.
1.000% due 01/15/2032	EUR	496	549
3.800% due 08/15/2029		$836	910
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,267
4.375% due 01/30/2024		12	13
5.500% due 12/15/2024		1,660	1,817
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		400	393
2.528% due 11/18/2027		2,755	2,678
4.250% due 04/15/2026		700	743
Banco Bilbao Vizcaya Argentaria S.A. 5.875% due 09/24/2023 •(i)(j)	EUR	2,400	2,907
Banco BTG Pactual S.A. 4.500% due 01/10/2025		$954	964
Bank of America Corp. 3.974% due 02/07/2030 •		788	869
Bank of Ireland Group PLC 7.500% due 05/19/2025 •(i)(j)	EUR	300	394
Barclays Bank PLC 7.625% due 11/21/2022 (j)		$842	889
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		924	936
2.000% due 02/07/2028 •	EUR	400	464
7.125% due 06/15/2025 •(i)(j)	GBP	2,273	3,394
7.250% due 03/15/2023 •(i)(j)		2,400	3,403
7.750% due 09/15/2023 •(i)(j)		$3,900	4,195
7.875% due 03/15/2022 •(i)(j)		3,200	3,244
7.875% due 09/15/2022 •(i)(j)	GBP	1,200	1,694
BNP Paribas S.A. 1.323% due 01/13/2027 •		$3,500	3,408
CIT Group, Inc. 5.000% due 08/15/2022		50	51
Credit Suisse Group AG
3.091% due 05/14/2032 •		1,700	1,732
4.194% due 04/01/2031 •		250	276
5.250% due 02/11/2027 •(i)(j)		2,400	2,484
6.250% due 12/18/2024 •(i)(j)		2,800	2,990
6.375% due 08/21/2026 •(i)(j)		1,006	1,087
7.125% due 07/29/2022 •(i)(j)		1,000	1,025
7.250% due 09/12/2025 •(i)(j)		200	220
7.500% due 07/17/2023 •(i)(j)		2,260	2,394
7.500% due 12/11/2023 •(i)(j)		5,500	5,955
Crown Castle International Corp. 4.300% due 02/15/2029		351	392
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,900	2,225
1.406% (US0003M + 1.230%) due 02/27/2023 ~		$2,766	2,781
1.625% due 01/20/2027	EUR	3,600	4,273
1.750% due 01/17/2028		300	358
1.750% due 11/19/2030 •		1,700	2,014
2.129% due 11/24/2026 •(k)		$4,400	4,395
3.035% due 05/28/2032 •(k)		3,100	3,126
3.547% due 09/18/2031 •		4,633	4,882
3.961% due 11/26/2025 •		1,993	2,106
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		29	28
Equinix, Inc. 1.550% due 03/15/2028		222	214
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,587	1,781
Erste Group Bank AG 6.500% due 04/15/2024 •(i)(j)	EUR	3,400	4,272
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028		3,003	3,714

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Ford Motor Credit Co. LLC
0.000% due 12/07/2022 •		711	808
1.221% (US0003M + 1.080%) due 08/03/2022 ~		$244	244
1.391% (US0003M + 1.235%) due 02/15/2023 ~		300	300
3.087% due 01/09/2023		637	649
3.219% due 01/09/2022		600	601
3.350% due 11/01/2022		3,200	3,244
3.375% due 11/13/2025		1,300	1,352
3.550% due 10/07/2022		216	220
4.063% due 11/01/2024		600	632
4.140% due 02/15/2023		200	205
4.687% due 06/09/2025		200	215
5.125% due 06/16/2025		1,500	1,633
5.584% due 03/18/2024		600	647
General Motors Financial Co., Inc.
1.123% (US0003M + 0.990%) due 01/05/2023 ~		6	6
1.528% (US0003M + 1.310%) due 06/30/2022 ~		28	28
Goldman Sachs Group, Inc. 4.223% due 05/01/2029 •		788	876
GSPA Monetization Trust 6.422% due 10/09/2029		216	229
Healthcare Realty Trust, Inc. 2.400% due 03/15/2030		241	240
HSBC Holdings PLC
2.357% due 08/18/2031 •		431	422
2.848% due 06/04/2031 •		300	304
3.000% due 05/29/2030 •	GBP	505	719
4.000% due 03/09/2026 •(i)(j)		$1,500	1,494
4.292% due 09/12/2026 •		309	334
4.950% due 03/31/2030		200	235
5.250% due 09/16/2022 •(i)(j)	EUR	2,400	2,821
6.250% due 03/23/2023 •(i)(j)		$1,000	1,040
ING Groep NV
3.875% due 05/16/2027 •(i)(j)		600	572
5.750% due 11/16/2026 •(i)(j)		500	539
6.875% due 04/16/2022 •(i)(j)		200	203
International Lease Finance Corp. 5.875% due 08/15/2022		34	35
Intesa Sanpaolo SpA
5.500% due 03/01/2028 •(i)(j)	EUR	600	746
7.750% due 01/11/2027 •(i)(j)		1,650	2,284
JPMorgan Chase & Co. 2.182% due 06/01/2028 •		$862	870
Lloyds Banking Group PLC
4.550% due 08/16/2028		266	303
7.500% due 09/27/2025 •(i)(j)		2,515	2,843
7.625% due 06/27/2023 •(i)(j)	GBP	358	519
7.875% due 06/27/2029 •(i)(j)		600	1,015
Nationwide Building Society 4.363% due 08/01/2024 •		$462	484
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		222	223
1.770% (US0003M + 1.550%) due 06/25/2024 ~		3,314	3,368
4.269% due 03/22/2025 •		378	400
4.519% due 06/25/2024 •		388	406
4.600% due 06/28/2031 •(i)(j)		600	589
4.892% due 05/18/2029 •		7,669	8,778
5.076% due 01/27/2030 •		222	258
8.000% due 08/10/2025 •(i)(j)		258	300
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		111	111
2.600% due 09/28/2022		309	312
2.650% due 07/13/2022		608	613
2.750% due 03/09/2028		5,700	5,664
Nomura Holdings, Inc.
1.851% due 07/16/2025		345	345
2.648% due 01/16/2025		788	811
2.679% due 07/16/2030		409	408
OneMain Finance Corp. 5.625% due 03/15/2023		66	69
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,500	1,536
Santander UK Group Holdings PLC 4.796% due 11/15/2024 •		562	597
Skandinaviska Enskilda Banken AB 5.625% due 05/13/2022 •(i)(j)		600	611
SL Green Realty Corp. 4.500% due 12/01/2022		416	425
Societe Generale S.A. 7.875% due 12/18/2023 •(i)(j)		2,700	2,960
Standard Chartered PLC
1.456% due 01/14/2027 •		4,300	4,168
7.500% due 04/02/2022 •(i)(j)		600	609
7.750% due 04/02/2023 •(i)(j)		700	743
Stellantis Finance US, Inc. 2.691% due 09/15/2031		10,900	10,730

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 2.130% due 07/08/2030		991	964
UBS AG
5.125% due 05/15/2024 (j)		9,604	10,296
7.625% due 08/17/2022 (j)		1,199	1,245
UBS Group AG 4.375% due 02/10/2031 •(i)(j)		1,600	1,584
UniCredit SpA 6.572% due 01/14/2022		1,177	1,179
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	2,100	2,531
2.393% due 06/02/2028 •		$12,942	13,163
2.879% due 10/30/2030 •		1,600	1,665
3.000% due 04/22/2026		366	385
Weyerhaeuser Co. 4.000% due 04/15/2030		354	395
WP Carey, Inc. 4.250% due 10/01/2026		55	60
WPC Eurobond BV 2.250% due 04/09/2026	EUR	2,208	2,678

			206,511

INDUSTRIALS 2.9%
Aker BP ASA 2.875% due 01/15/2026		$450	467
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		4,300	4,260
BAT Capital Corp. 3.222% due 08/15/2024		86	89
BAT International Finance PLC 3.950% due 06/15/2025		152	162
Boeing Co.
2.750% due 02/01/2026		800	824
3.250% due 02/01/2035		500	505
Broadcom, Inc.
2.450% due 02/15/2031		1,500	1,472
3.137% due 11/15/2035		2,300	2,316
3.187% due 11/15/2036		2,136	2,136
3.419% due 04/15/2033		1,200	1,259
3.469% due 04/15/2034		5,150	5,397
3.500% due 02/15/2041		1,600	1,645
3.750% due 02/15/2051		500	524
4.150% due 11/15/2030		664	737
Canadian Pacific Railway Co. 4.500% due 01/15/2022		43	43
CCO Holdings LLC 4.500% due 06/01/2033		900	920
Centene Corp. 4.625% due 12/15/2029		55	59
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		1,032	1,055
3.900% due 06/01/2052		4,000	4,019
4.908% due 07/23/2025		789	869
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,394
CVS Health Corp.
3.625% due 04/01/2027		18	20
3.750% due 04/01/2030		86	94
4.125% due 04/01/2040		18	21
4.250% due 04/01/2050		196	238
CVS Pass-Through Trust 6.943% due 01/10/2030		36	42
DAE Funding LLC
1.625% due 02/15/2024		2,100	2,063
2.625% due 03/20/2025		1,800	1,813
3.375% due 03/20/2028		1,800	1,824
Dell International LLC
4.900% due 10/01/2026		22	25
5.300% due 10/01/2029		65	76
5.850% due 07/15/2025		822	932
Delta Air Lines, Inc. 4.500% due 10/20/2025		1,000	1,052
Energy Transfer LP
4.250% due 03/15/2023		107	110
5.000% due 10/01/2022		22	22
Equinor ASA
3.125% due 04/06/2030		18	19
3.700% due 04/06/2050		18	21
Expedia Group, Inc.
2.950% due 03/15/2031		700	700
4.625% due 08/01/2027		400	446
6.250% due 05/01/2025		1,823	2,058
Hyatt Hotels Corp. 1.800% due 10/01/2024		7,100	7,108

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	1,481	1,710
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)		$867	896
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)		288	310
Imperial Brands Finance PLC
3.125% due 07/26/2024		330	341
3.500% due 07/26/2026		1,527	1,607
3.875% due 07/26/2029		345	366
INEOS Finance PLC 2.125% due 11/15/2025	EUR	2,835	3,233
Kraft Heinz Foods Co.
5.000% due 07/15/2035		$22	27
5.200% due 07/15/2045		38	48
Micron Technology, Inc.
4.185% due 02/15/2027		36	39
5.327% due 02/06/2029		187	222
MPLX LP 2.650% due 08/15/2030		1,100	1,096
Nakilat, Inc. 6.067% due 12/31/2033		466	574
Nissan Motor Co. Ltd.
3.043% due 09/15/2023		570	585
3.522% due 09/17/2025		1,856	1,947
4.345% due 09/17/2027		6,931	7,488
4.810% due 09/17/2030		4,600	5,150
Oracle Corp.
3.600% due 04/01/2040		18	18
3.850% due 04/01/2060		1,138	1,127
3.950% due 03/25/2051 (k)		3,700	3,848
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030		1,300	1,319
Rolls-Royce PLC
1.625% due 05/09/2028	EUR	400	436
4.625% due 02/16/2026		100	126
Sands China Ltd.
2.850% due 03/08/2029		$2,800	2,639
3.250% due 08/08/2031		2,800	2,635
4.375% due 06/18/2030		500	511
5.125% due 08/08/2025		1,039	1,091
5.400% due 08/08/2028		8,779	9,464
Saudi Arabian Oil Co. 3.250% due 11/24/2050		1,200	1,172
Southern Co. 3.700% due 04/30/2030		123	134
T-Mobile USA, Inc.
2.250% due 02/15/2026		1,900	1,908
2.875% due 02/15/2031		1,800	1,781
3.375% due 04/15/2029		1,300	1,327
3.500% due 04/15/2031		2,000	2,084
Takeda Pharmaceutical Co. Ltd.
3.175% due 07/09/2050		658	665
3.375% due 07/09/2060		458	476
Westinghouse Air Brake Technologies Corp. 4.400% due 03/15/2024		147	156
Wynn Macau Ltd. 5.625% due 08/26/2028		2,800	2,597

			109,989

UTILITIES 0.8%
American Water Capital Corp. 3.450% due 06/01/2029		143	154
AT&T, Inc. 2.250% due 02/01/2032		386	373
Berkshire Hathaway Energy Co.
3.700% due 07/15/2030		266	294
4.250% due 10/15/2050		18	22
Consolidated Edison Co. of New York, Inc.
3.350% due 04/01/2030		266	286
3.950% due 04/01/2050		18	21
DTE Electric Co. 2.625% due 03/01/2031		311	320
Edison International 5.750% due 06/15/2027		54	62
Exelon Corp. 4.050% due 04/15/2030		18	20
Georgia Power Co. 2.650% due 09/15/2029		18	18
Pacific Gas & Electric Co.
1.200% (SOFRRATE + 1.150%) due 11/14/2022 ~		2,200	2,204
1.700% due 11/15/2023		2,200	2,206
1.750% due 06/16/2022		7,400	7,400
2.500% due 02/01/2031		582	555
3.000% due 06/15/2028		2,300	2,318

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

4.550% due 07/01/2030	1,200	1,299
Petrobras Global Finance BV 5.093% due 01/15/2030	2,033	2,118
Rio Oil Finance Trust 8.200% due 04/06/2028	2,245	2,551
San Diego Gas & Electric Co. 3.320% due 04/15/2050	200	211
Southern California Edison Co.
3.650% due 03/01/2028	824	891
3.700% due 08/01/2025	566	605
Sprint Communications, Inc. 6.000% due 11/15/2022	512	534
Sprint Corp.
7.125% due 06/15/2024	48	54
7.875% due 09/15/2023	920	1,015
Verizon Communications, Inc. 3.550% due 03/22/2051	2,400	2,591

		28,122

Total Corporate Bonds & Notes (Cost $347,259)		344,622

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	35	51
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	1,700	1,744
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 6.466% due 08/01/2023	30	32
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	645	1,042

		2,869

ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	48	55
Chicago, Illinois Waterworks Revenue Bonds, Series 2010 6.642% due 11/01/2029	110	133
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	65	79
6.725% due 04/01/2035	130	160
7.350% due 07/01/2035	100	126

		553

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041	20	29

NEW JERSEY 0.0%
Middlesex County, New Jersey Improvement Authority Revenue Bonds, (AGM Insured), Series 2004 0.000% due 10/01/2022 (g)	425	422

OHIO 0.0%
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	101

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	5	7

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	205	207

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	715	935

Total Municipal Bonds & Notes (Cost $4,943)		5,123

U.S. GOVERNMENT AGENCIES 0.4%
Fannie Mae
0.000% due 08/25/2039 (b)(g)	112	102
0.215% due 03/25/2036 •	1	1
0.432% due 04/25/2037 •	1	1
0.442% due 09/25/2042 •	4	4
0.452% due 07/25/2037 •	10	9
0.482% due 07/25/2037 •	11	12

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

0.502% due 09/25/2035 •	25	25
0.512% due 09/25/2035 •	19	20
0.622% due 10/25/2040 •	7	7
0.702% due 01/25/2051 •	7	7
0.822% due 06/25/2037 •	89	91
1.678% due 03/01/2034 •	15	16
1.825% due 08/01/2035 •	3	3
1.908% due 10/01/2035 •	1	1
1.999% due 02/01/2034 •	1	1
2.047% due 03/01/2036 •	1	1
2.251% due 01/25/2031 ~(a)	804	105
2.323% due 12/01/2034 •	20	20
2.345% due 06/01/2034 •	1	1
2.423% due 11/01/2034 •	1	1
4.500% due 09/25/2040	452	526
5.748% due 03/25/2041 •(a)	186	30
5.948% due 03/25/2037 •(a)	61	10
5.998% due 04/25/2037 •(a)	175	31
6.048% due 11/25/2039 •(a)	31	5
6.278% due 03/25/2037 •(a)	77	13
6.298% due 05/25/2037 •(a)	178	28
6.598% due 03/25/2036 •(a)	80	13
6.688% due 04/25/2037 •(a)	352	66
7.098% due 02/25/2037 •(a)	34	7
7.548% due 07/25/2033 •(a)	18	3
9.947% due 11/25/2040 •	1	1
26.152% due 12/25/2036 •	5	7
Freddie Mac
0.410% due 05/15/2037 •	2	2
0.490% due 03/15/2037 •	35	35
0.510% due 11/15/2043 •	29	30
0.660% due 07/15/2041 •	39	40
0.810% due 08/15/2037 •	95	98
0.820% due 10/15/2037 •	16	16
0.830% due 05/15/2037 - 09/15/2037 •	111	113
1.282% due 10/25/2044 •	1	1
1.482% due 07/25/2044 •	3	3
1.980% due 06/01/2035 •	1	1
2.214% due 07/15/2035 •	879	883
3.500% due 07/15/2042 - 05/01/2049	1,150	1,213
4.000% due 07/01/2047 - 03/01/2049	909	973
5.000% due 05/01/2023 - 04/15/2041	532	614
5.500% due 03/15/2034 - 03/01/2039	79	88
6.000% due 08/01/2027 - 12/01/2037	5	5
6.360% due 07/15/2036 •(a)	102	18
6.460% due 09/15/2036 •(a)	63	10
6.500% due 05/01/2035	27	30
6.590% due 04/15/2036 •(a)	19	3
10.641% due 02/15/2040 •	38	44
14.252% due 09/15/2041 •	134	185
Ginnie Mae
0.449% due 08/20/2047 •	295	293
0.781% due 04/20/2068 •	590	592
2.125% due 11/20/2044 •	151	157
3.500% due 02/15/2045 - 03/15/2045	75	80
5.000% due 08/15/2033 - 03/15/2042	946	1,085
6.000% due 07/15/2037 - 08/15/2037	2	2
Small Business Administration
4.430% due 05/01/2029	7	8
5.490% due 03/01/2028	8	9
6.020% due 08/01/2028	64	70
Uniform Mortgage-Backed Security
3.500% due 02/01/2043 - 09/01/2048	3,191	3,376
4.000% due 01/01/2025 - 10/01/2030	7	8
4.500% due 05/01/2023 - 02/01/2044	788	867
5.000% due 07/01/2023 - 12/01/2029	80	86
5.500% due 02/01/2022 - 09/01/2041	408	460
6.000% due 10/01/2026 - 05/01/2041	506	580
6.500% due 09/01/2036	30	34
Uniform Mortgage-Backed Security, TBA 3.500% due 03/01/2052	50	53

Total U.S. Government Agencies (Cost $13,529)		13,333

U.S. TREASURY OBLIGATIONS 7.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	4,100	3,738
1.625% due 11/15/2050	100	93
2.250% due 08/15/2049	146	156
3.000% due 08/15/2048	473	579
3.000% due 02/15/2049	17,298	21,274
3.125% due 05/15/2048	124	156
4.625% due 02/15/2040	3,734	5,365
U.S. Treasury Inflation Protected Securities (h)
0.250% due 02/15/2050	4,519	5,480
0.625% due 02/15/2043	715	890

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

0.750% due 02/15/2045		2,232	2,878
1.000% due 02/15/2046		3,971	5,436
1.000% due 02/15/2048		16,387	23,020
1.000% due 02/15/2049		12,881	18,318
1.375% due 02/15/2044		5,350	7,647
U.S. Treasury Notes
0.375% due 12/31/2025		1,000	969
0.375% due 01/31/2026		2,600	2,516
0.500% due 02/28/2026		4,300	4,179
1.500% due 10/31/2024 (n)		2,002	2,033
1.500% due 08/15/2026		1,464	1,481
1.625% due 12/15/2022		1,896	1,919
1.625% due 02/15/2026		433	441
1.750% due 12/31/2024 (n)		622	636
1.875% due 07/31/2022 (n)		1,408	1,421
1.875% due 08/31/2022 (n)		8,556	8,646
2.000% due 07/31/2022 (n)		6,254	6,319
2.000% due 11/30/2022		876	889
2.000% due 11/15/2026		1,118	1,156
2.125% due 05/15/2025 (n)		2,485	2,573
2.250% due 08/15/2027		790	829
2.375% due 05/15/2029		2,075	2,212
2.625% due 12/31/2025		1,777	1,879
2.625% due 02/15/2029		107,498	116,236
2.750% due 05/31/2023		194	200
3.000% due 09/30/2025 (n)		10,043	10,731
3.000% due 10/31/2025		7,253	7,758

Total U.S. Treasury Obligations (Cost $276,326)			270,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.8%
Adjustable Rate Mortgage Trust
2.574% due 09/25/2035 ^~		1	1
2.664% due 01/25/2036 ^~		567	496
American Home Mortgage Assets Trust
0.292% due 05/25/2046 ^•		12	10
0.293% due 10/25/2046 •		39	25
1.002% due 11/25/2046 •		11,316	4,604
6.750% due 11/25/2046 þ		260	254
American Home Mortgage Investment Trust
2.246% due 02/25/2045 •		7	7
6.500% due 03/25/2047 þ		32	29
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~		87	87
AREIT Trust 1.930% due 07/17/2026 •		3,700	3,705
Avon Finance PLC 0.948% due 09/20/2048 •	GBP	4,478	6,084
Banc of America Funding Trust
0.484% due 10/20/2036 •		$7	6
0.524% due 04/20/2047 ^•		4	4
0.564% due 02/20/2047 •		503	499
2.496% due 09/20/2034 ~		1	1
2.929% due 06/20/2037 ^~		10	10
2.959% due 09/20/2046 ^~		466	447
3.193% due 02/20/2035 ~		9	10
6.000% due 08/25/2036 ^		8	8
Banc of America Mortgage Trust
2.491% due 06/25/2035 ~		6	6
2.559% due 02/25/2034 ~		7	7
2.567% due 01/25/2035 ~		8	8
2.800% due 06/25/2034 ~		6	6
3.450% due 05/25/2033 ~		6	6
Bear Stearns Adjustable Rate Mortgage Trust
2.122% due 04/25/2033 ~		2	2
2.396% due 08/25/2033 ~		3	3
2.400% due 02/25/2036 •		4	4
2.504% due 08/25/2033 ~		14	14
2.568% due 01/25/2033 ~		39	40
3.000% due 11/25/2034 ~		2	2
3.177% due 07/25/2034 ~		6	6
3.222% due 02/25/2036 ^~		55	55
Bear Stearns ALT-A Trust
0.422% due 08/25/2036 •		416	400
0.422% due 01/25/2047 ^•		41	39
0.442% due 12/25/2046 ^•		4	4
0.602% due 01/25/2036 ^•		7	8
2.459% due 10/25/2035 ^~		64	61
2.528% due 07/25/2035 ~		68	55
2.603% due 05/25/2035 ~		22	21
2.709% due 11/25/2035 ^~		70	68
BPCRE Ltd. 0.959% due 02/15/2037 •		1,587	1,586
BX Commercial Mortgage Trust 1.407% due 10/15/2036 •		16,000	15,989

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Chase Mortgage Finance Trust
2.776% due 12/25/2035 ^~	9	8
2.780% due 09/25/2036 ^~	138	129
2.982% due 01/25/2036 ^~	7	6
ChaseFlex Trust 0.402% due 07/25/2037 •	3,059	2,869
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.332% due 05/25/2036 •	110	105
Citigroup Commercial Mortgage Trust 1.725% due 09/10/2045 ~(a)	141	1
Citigroup Mortgage Loan Trust
0.422% due 01/25/2037 •	123	115
2.470% due 10/25/2035 •	11	11
2.480% due 10/25/2035 ^•	15	15
2.490% due 03/25/2036 ^•	35	35
2.768% due 08/25/2035 ^~	4	4
3.153% due 09/25/2037 ^~	162	161
3.228% due 09/25/2059 þ	516	517
Citigroup Mortgage Loan Trust, Inc. 2.210% due 09/25/2035 •	13	14
CitiMortgage Alternative Loan Trust
0.702% due 04/25/2037 •	158	133
6.000% due 12/25/2036 ^	51	52
6.000% due 06/25/2037 ^	65	68
Commercial Mortgage Trust 3.545% due 02/10/2036	1,034	1,093
Countrywide Alternative Loan Trust
0.312% due 04/25/2047 •	2,496	2,146
0.314% due 07/20/2046 ^•	9	7
0.314% due 09/20/2046 •	17	14
0.342% due 12/25/2046 •	2,028	1,972
0.402% due 06/25/2035 ^•	1,120	828
0.442% due 05/25/2047 •	234	226
0.482% due 09/25/2046 ^•	65	64
0.502% due 05/25/2036 •	78	72
0.502% due 08/25/2037 •	12	9
0.524% due 03/20/2046 •	16	13
0.564% due 05/20/2046 ^•	4	4
0.622% due 12/25/2035 •	6	6
0.652% due 05/25/2035 •	33	26
0.662% due 02/25/2037 •	351	308
0.677% due 11/25/2035 •	252	226
0.702% due 08/25/2035 •	264	256
0.703% due 11/20/2035 •	56	54
0.744% due 12/20/2035 •	49	47
1.082% due 12/25/2035 •	7	6
1.482% due 08/25/2035 •	24	23
1.550% due 08/25/2035 ~	1,505	1,323
1.562% due 01/25/2036 •	95	96
2.132% due 10/20/2035 •	5	4
2.608% due 06/25/2037 ~	8	7
5.500% due 06/25/2025	211	203
5.500% due 05/25/2035	121	115
5.500% due 11/25/2035 ^	65	50
5.500% due 11/25/2035	5	4
5.750% due 03/25/2037	90	66
6.000% due 12/25/2035 ^	261	244
6.000% due 05/25/2036 ^	36	24
6.000% due 08/25/2036 ^•	46	36
6.000% due 05/25/2037 ^	111	73
6.250% due 08/25/2036	675	537
7.000% due 10/25/2037	79	40
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •	18	16
0.682% due 04/25/2035 •	1,053	992
0.702% due 05/25/2035 •	47	40
0.742% due 03/25/2035 •	1	1
0.762% due 02/25/2035 •	9	8
1.991% due 02/20/2036 ^•	2	2
2.399% due 10/20/2034 ~	31	31
2.673% due 11/25/2034 ~	13	13
3.008% due 08/25/2034 ~	3	3
5.750% due 05/25/2037 ^	4	3
6.000% due 07/25/2036	270	191
6.000% due 01/25/2037 ^	173	121
6.000% due 02/25/2037 ^	183	127
6.500% due 12/25/2037	368	220
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •	56	55
Credit Suisse First Boston Mortgage Securities Corp.
5.250% due 09/25/2035	255	250
Credit Suisse Mortgage Capital Certificates
0.252% due 12/27/2037 ~	6,917	6,519
0.403% due 01/27/2037 •	28	21
0.592% due 11/30/2037 ~	1,288	1,261

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.750% due 08/25/2036 ^		10	9
5.750% due 03/25/2037 ^		17	13
6.421% due 10/25/2037 ~		250	208
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~		4,662	4,666
1.926% due 07/27/2061 ~		10,054	9,956
2.215% due 11/25/2061 ~		2,732	2,716
2.688% due 03/25/2059 ~		2,684	2,693
2.973% due 12/26/2059 ~		89	90
3.840% due 06/25/2050 ~		506	466
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
0.422% due 01/25/2047 •		57	73
0.482% due 02/25/2037 ^•		543	534
0.602% due 02/25/2035 •		135	133
0.762% due 02/25/2036 •		155	159
0.853% due 10/25/2047 •		214	201
Downey Savings & Loan Association Mortgage Loan Trust
0.244% due 04/19/2047 •		637	593
0.294% due 10/19/2036 •		150	141
0.624% due 08/19/2045 •		4	4
0.924% due 09/19/2044 •		29	29
Eurohome UK Mortgages PLC 0.248% due 06/15/2044 •	GBP	21	27
European Loan Conduit DAC 1.000% due 02/17/2030 •	EUR	109	124
First Horizon Alternative Mortgage Securities Trust
2.302% due 12/25/2035 ~		$34	31
2.523% due 06/25/2036 ^~		382	346
2.918% due 03/25/2035 ~		1	1
First Horizon Mortgage Pass-Through Trust 2.815% due 10/25/2035 ^~		88	88
Frost CMBS DAC 1.150% due 11/22/2026 •	EUR	3,600	4,101
FWD Securitization Trust 2.240% due 01/25/2050 ~		$103	104
GreenPoint Mortgage Funding Trust 0.282% due 01/25/2037 •		157	153
GSMSC Pass-Through Trust 0.542% due 12/26/2036 •		94	66
GSR Mortgage Loan Trust
1.790% due 04/25/2032 •		6	6
2.438% due 12/25/2034 ~		5	5
2.629% due 11/25/2035 ~		20	20
2.718% due 09/25/2035 ~		19	19
2.749% due 09/25/2035 ~		8	8
2.813% due 11/25/2035 ~		7	8
3.022% due 07/25/2035 ~		4	4
5.500% due 01/25/2037		29	34
6.000% due 02/25/2036 ^		241	144
6.000% due 07/25/2037 ^		63	54
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		277	261
0.324% due 07/19/2047 •		184	179
0.344% due 12/19/2036 ^•		142	142
0.444% due 12/19/2036 ^•		10	9
0.544% due 05/19/2035 •		227	220
0.584% due 06/19/2035 •		59	59
0.604% due 01/19/2036 •		540	375
0.784% due 06/20/2035 •		123	121
2.082% due 10/19/2035 •		328	228
3.245% due 06/19/2036 ^~		66	47
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	898	1,219
HomeBanc Mortgage Trust 0.722% due 03/25/2035 •		$189	170
Homeward Opportunities Fund Trust 1.657% due 05/25/2065 ~		358	359
Impac CMB Trust 0.742% due 03/25/2035 •		252	249
Impac Secured Assets Trust 2.768% due 07/25/2035 ~		24	23
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 ^•		78	78
0.292% due 09/25/2046 •		64	61
0.402% due 06/25/2037 ^•		5	3
0.502% due 11/25/2046 •		568	573
0.522% due 05/25/2046 •		15	15
0.582% due 07/25/2035 •		177	173
0.622% due 06/25/2035 •		34	31
0.742% due 07/25/2045 •		4	4
2.712% due 05/25/2035 ~		233	196
2.975% due 06/25/2036 ~		141	141
JP Morgan Alternative Loan Trust
2.695% due 05/25/2036 ^~		66	48
6.000% due 12/27/2036		60	43

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

6.500% due 03/25/2036 ^		1,962	1,533
JP Morgan Chase Commercial Mortgage Securities Trust 2.450% due 12/15/2031 •		343	340
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		54	56
2.538% due 10/25/2036 ~		5	5
2.598% due 07/25/2035 ~		87	88
2.628% due 06/25/2035 ~		2	2
2.889% due 07/27/2037 ~		75	74
2.976% due 04/25/2037 ~		4	4
3.007% due 08/25/2035 ^~		24	23
3.132% due 04/25/2036 ^~		822	794
3.226% due 10/25/2036 ^~		34	29
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ		3,234	3,207
1.875% due 10/25/2068 þ		5,899	5,870
1.892% due 10/25/2066 þ		3,963	3,961
1.991% due 09/25/2060 ~		1,197	1,201
2.250% due 07/25/2067 þ		3,834	3,826
Lehman Mortgage Trust 0.752% due 11/25/2036 •		462	236
Lehman XS Trust
0.352% due 08/25/2037 •		81	80
0.552% due 08/25/2046 •		848	863
0.952% due 09/25/2047 •		59	61
London Wall Mortgage Capital PLC 0.952% due 11/15/2049 •	GBP	27	37
Luminent Mortgage Trust
0.822% due 04/25/2036 •		$33	30
2.925% due 04/25/2036 ~		2,453	2,054
MASTR Adjustable Rate Mortgages Trust
0.882% due 12/25/2046 •		13,402	12,583
2.348% due 10/25/2033 ~		54	45
2.409% due 07/25/2035 ^~		9	8
2.732% due 11/21/2034 ~		253	256
MASTR Asset Securitization Trust 6.000% due 06/25/2036 ^		99	84
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.550% due 12/15/2030 •		1	1
0.970% due 08/15/2032 •		23	22
Merrill Lynch Alternative Note Asset Trust
0.322% due 03/25/2037 •		138	49
0.502% due 03/25/2037 •		2,144	757
0.702% due 03/25/2037 •		88	32
6.000% due 03/25/2037		39	22
Merrill Lynch Mortgage Investors Trust
1.746% (US0006M + 1.500%) due 02/25/2033 ~		13	13
1.915% due 04/25/2035 ~		10	10
1.926% due 05/25/2033 ~		6	6
2.953% due 09/25/2035 ^~		53	48
2.987% due 05/25/2036 ~		49	47
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		80	81
Morgan Stanley Capital Trust 1.559% due 12/15/2023 •		7,500	7,500
Morgan Stanley Mortgage Loan Trust
1.976% due 06/25/2036 ~		4	4
2.501% due 07/25/2035 ~		84	81
6.000% due 08/25/2036		62	39
6.315% due 06/25/2036 þ		896	370
Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037 ~		61	44
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •		118	115
MortgageIT Trust 0.622% due 12/25/2035 •		215	217
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,332	1,359
2.750% due 11/25/2059 ~		1,635	1,665
3.500% due 12/25/2057 ~		480	491
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ		25	16
NovaStar Mortgage Funding Trust 0.430% due 09/25/2046 •		1,471	602
PHH Alternative Mortgage Trust 0.422% due 02/25/2037 •		188	145
Precise Mortgage Funding PLC 1.249% due 12/12/2055 •	GBP	2,900	3,963
PRET LLC
1.843% due 09/25/2051 þ		$12,236	12,022
2.487% due 10/25/2051 «~		1,470	1,463
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ		3,775	3,732
Prime Mortgage Trust 6.000% due 06/25/2036 ^		94	93

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

RBSSP Resecuritization Trust
0.592% due 02/26/2037 •		46	46
0.592% due 04/26/2037 •		3	3
Ready Capital Mortgage Financing LLC 2.252% due 02/25/2035 •		667	668
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •		412	391
0.402% due 02/25/2037 •		70	71
0.402% due 02/25/2047 •		65	63
0.422% due 01/25/2037 •		1,244	1,200
0.462% due 07/25/2036 •		224	116
0.462% due 09/25/2036 •		377	379
0.472% due 08/25/2036 •		121	117
0.482% due 07/25/2036 •		117	119
0.482% due 09/25/2036 ^•		205	212
0.602% due 08/25/2035 ^•		544	393
1.010% due 10/25/2037 ~		275	272
1.324% due 11/25/2037 ~		145	140
2.991% due 09/25/2034 ~		51	54
3.955% due 12/25/2035 ^~		437	412
4.374% due 09/25/2035 ^~		14	12
5.000% due 09/25/2036 ^		5	4
6.000% due 08/25/2036 ^		15	15
6.000% due 01/25/2037 ^		30	29
6.000% due 03/25/2037 ^		58	57
6.000% due 03/25/2037		76	74
6.500% due 08/25/2036		1,432	1,407
Residential Asset Securitization Trust
5.500% due 09/25/2035 ^		83	57
6.000% due 03/25/2037 ^		811	424
Residential Funding Mortgage Securities, Inc. Trust 3.330% due 04/25/2037 ~		149	136
Residential Mortgage Securities PLC 1.298% due 06/20/2070 •	GBP	1,671	2,283
RESIMAC Bastille Trust 0.954% due 12/05/2059 •		$106	106
Ripon Mortgages PLC 0.914% due 08/20/2056 •	GBP	4,058	5,498
Sequoia Mortgage Trust
0.664% due 07/20/2034 •		$159	149
0.666% due 05/20/2034 •		11	11
2.834% due 09/20/2046 ^~		81	63
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		212	212
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 10/25/2035 •		1	1
0.402% due 08/25/2036 ^•		38	29
1.482% due 01/25/2035 ^•		3	3
2.402% due 12/25/2037 ^•		535	536
2.431% due 02/25/2034 ~		1	1
2.659% due 08/25/2035 ~		28	22
2.944% due 01/25/2035 ~		28	29
3.023% due 03/25/2036 ^~		32	29
3.594% due 11/25/2035 ^~		63	61
Structured Asset Mortgage Investments Trust
0.222% due 08/25/2036 •		215	205
0.482% due 07/25/2046 ^•		65	53
0.522% due 04/25/2036 •		24	23
0.542% due 05/25/2046 •		11	5
0.562% due 02/25/2036 ^•		88	83
0.662% due 02/25/2036 ^•		5	5
0.804% due 02/19/2035 •		2	2
1.979% due 02/25/2036 ^•		21	21
SunTrust Adjustable Rate Mortgage Loan Trust 2.380% due 01/25/2037 ^~		54	47
Taurus UK DAC 0.900% due 05/17/2031 •	GBP	1,291	1,749
Thornburg Mortgage Securities Trust
1.445% due 03/25/2044 ~		$47	47
1.811% due 06/25/2047 ^•		201	188
1.811% due 06/25/2047 •		5	5
1.879% due 12/25/2044 ~		72	73
Towd Point Mortgage Funding
0.950% due 07/20/2045 •	GBP	5,311	7,203
1.250% due 02/20/2054 •		202	275
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •		220	300
Towd Point Mortgage Trust 2.250% due 03/25/2059 «~		$12,700	12,751
WaMu Mortgage Pass-Through Certificates Trust
0.642% due 12/25/2045 •		638	621
0.662% due 11/25/2045 •		5	5
0.682% due 10/25/2045 •		13	13
0.682% due 12/25/2045 •		335	321
0.722% due 01/25/2045 •		1	1
0.742% due 01/25/2045 •		1	1

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

0.782% due 03/25/2047 ^•		2,937	2,824
0.832% due 06/25/2047 •		1,996	1,936
0.882% due 01/25/2045 •		527	521
0.892% due 07/25/2047 •		37	33
0.894% due 12/25/2046 •		15	15
0.902% due 12/25/2045 •		1,493	1,465
0.962% due 10/25/2046 ^•		398	384
1.082% due 02/25/2046 •		185	187
1.262% due 11/25/2045 •		1,986	1,990
1.725% due 08/25/2046 •		84	83
1.725% due 10/25/2046 •		671	659
1.725% due 11/25/2046 •		469	463
1.725% due 12/25/2046 •		17	16
2.536% due 08/25/2035 ~		21	21
2.561% due 06/25/2033 ~		27	27
2.576% due 01/25/2037 ^~		56	51
2.698% due 06/25/2037 ^~		371	363
2.729% due 01/25/2035 ~		41	41
2.833% due 10/25/2035 ~		17	17
2.846% due 12/25/2035 ~		159	162
2.878% due 06/25/2037 ^~		104	103
3.051% due 02/25/2037 ^~		20	20
3.070% due 12/25/2036 ^~		32	32
3.102% due 02/25/2037 ^~		150	151
Washington Mutual Mortgage Pass-Through Certificates Trust
0.262% due 09/25/2036 •		361	120
0.602% due 02/25/2036 •		408	356
0.832% due 02/25/2047 ^•		806	746
0.912% due 11/25/2046 •		68	63
0.932% due 10/25/2046 ^•		101	92
1.022% due 04/25/2046 •		52	49
4.142% due 09/25/2036 þ		691	277
Wells Fargo Alternative Loan Trust
2.598% due 07/25/2037 ^~		4	4
6.250% due 07/25/2037 ^		133	133
Wells Fargo Mortgage-Backed Securities Trust
2.715% due 12/25/2036 ^~		27	27
2.887% due 09/25/2036 ^~		4	4

Total Non-Agency Mortgage-Backed Securities (Cost $217,503)			217,765

ASSET-BACKED SECURITIES 18.2%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ		2,256	2,241
Aames Mortgage Investment Trust
1.082% due 07/25/2035 •		769	768
2.117% due 01/25/2035 •		80	78
Accredited Mortgage Loan Trust 0.362% due 09/25/2036 •		236	234
ACE Securities Corp. Home Equity Loan Trust
0.222% due 10/25/2036 •		1	0
0.342% due 12/25/2036 •		345	248
0.382% due 07/25/2036 •		3,293	3,225
0.582% due 06/25/2036 •		1,999	1,816
0.717% due 12/25/2035 •		1,250	1,236
1.902% due 10/25/2032 •		1	1
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 0.807% due 10/25/2035 •		976	963
American Money Management Corp. CLO Ltd. 1.107% due 04/14/2029 •		5,174	5,173
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
0.867% due 10/25/2035 •		156	156
0.972% due 11/25/2035 •		1,300	1,292
1.077% due 07/25/2035 •		2,000	2,000
1.122% due 10/25/2034 •		18	18
1.227% due 11/25/2034 •		84	84
1.742% due 11/25/2034 •		847	862
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	5,865	6,684
Ares European CLO DAC 0.780% due 10/15/2031 •		10,600	12,071
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		$69	66
Argent Securities Trust
0.212% due 09/25/2036 •		73	32
0.402% due 07/25/2036 •		583	559
0.482% due 03/25/2036 •		884	856
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 1.182% due 01/25/2034 •		253	253
Asset-Backed Funding Certificates Trust 0.837% due 03/25/2035 •		4,108	4,043
Asset-Backed Securities Corp. Home Equity Loan Trust
0.912% due 06/25/2034 •		679	669
1.062% due 07/25/2035 •		50	50
1.197% due 02/25/2035 •		23	24

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Bayview Opportunity Master Fund Trust 3.475% due 06/28/2034 þ		23	23
Bear Stearns Asset-Backed Securities Trust
0.342% due 06/25/2047 •		964	960
0.422% due 08/25/2036 •		250	245
0.777% due 08/25/2036 •		88	87
1.067% due 02/25/2034 •		1,448	1,445
1.152% due 08/25/2037 •		467	454
1.292% due 08/25/2034 •		860	865
1.977% due 12/25/2034 •		5,356	5,360
2.691% due 07/25/2036 ~		28	28
3.011% due 10/25/2036 ~		6	6
Benefit Street Partners CLO Ltd. 1.624% due 10/15/2030 •		8,150	8,140
Black Diamond CLO DAC 0.980% due 05/15/2032 •	EUR	8,800	10,031
Blackrock European CLO DAC 0.620% due 10/15/2031 •		4,500	5,103
BlueMountain Fuji EUR CLO DAC 0.650% due 07/15/2030 •		6,433	7,329
Cairn CLO DAC
0.600% due 04/30/2031 •		4,400	5,005
0.670% due 01/31/2030 •		707	804
0.780% due 10/15/2031 •		2,900	3,308
Carlyle Euro CLO DAC 0.890% due 08/15/2032 •		7,900	8,981
Carrington Mortgage Loan Trust
0.362% due 02/25/2037 •		$393	387
0.853% due 10/25/2035 •		1,564	1,550
1.252% due 10/20/2029 •		2,097	2,096
Centex Home Equity Loan Trust 0.747% due 03/25/2034 •		234	230
Chase Funding Trust 0.742% due 08/25/2032 •		11	11
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		77	77
Citigroup Mortgage Loan Trust
0.252% due 12/25/2036 •		336	171
0.282% due 01/25/2037 •		4,902	4,361
0.292% due 05/25/2037 •		1,678	1,365
0.302% due 05/25/2037 •		2,612	2,188
0.402% due 10/25/2036 •		108	79
0.423% due 09/25/2036 •		41	36
0.622% due 03/25/2036 •		1,086	1,067
3.228% due 11/25/2070 þ		126	126
7.250% due 05/25/2036 þ		411	282
Citigroup Mortgage Loan Trust, Inc.
0.523% due 08/25/2036 •		3,291	3,266
0.553% due 10/25/2036 •		314	313
1.002% due 09/25/2035 ^•		4,930	4,916
Countrywide Asset-Backed Certificates
0.242% due 06/25/2035 •		104	101
0.242% due 07/25/2037 •		339	327
0.242% due 07/25/2037 ^•		112	111
0.242% due 04/25/2047 •		75	74
0.252% due 05/25/2037 •		3	3
0.252% due 06/25/2047 ^•		38	38
0.282% due 11/25/2047 ^•		42	42
0.303% due 06/25/2047 ^•		72	68
0.312% due 05/25/2047 ^•		122	119
0.322% due 09/25/2037 ^•		200	207
0.332% due 05/25/2037 •		705	685
0.352% due 06/25/2047 •		2,999	2,956
0.382% due 03/25/2037 •		2,263	2,332
0.382% due 12/25/2046 •		2,325	2,257
0.392% due 10/25/2047 •		7,600	7,302
0.502% due 08/25/2036 •		112	111
0.502% due 02/25/2037 •		115	111
0.582% due 04/25/2037 •		285	266
0.642% due 03/25/2036 •		322	317
0.677% due 05/25/2036 •		3,977	3,953
0.682% due 08/25/2036 •		9	9
0.702% due 06/25/2036 •		37	37
0.762% due 04/25/2036 •		361	361
1.137% due 12/25/2035 •		145	145
6.867% due 09/25/2046 þ		1,916	1,817
Countrywide Asset-Backed Certificates Trust
0.242% due 03/25/2037 •		167	162
0.252% due 03/25/2047 ^•		610	604
0.262% due 03/25/2037 •		6	6
0.292% due 06/25/2047 •		10	10
1.062% due 02/25/2036 •		3,109	3,113
1.217% due 12/25/2034 •		50	50
2.052% due 08/25/2035 •		3,000	3,035
Countrywide Asset-Backed Certificates Trust, Inc. 0.842% due 08/25/2047 •		275	272

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Countrywide Partnership Trust 1.002% due 02/25/2035 •		1,037	1,033
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036 þ		1,440	461
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	3,200	3,628
0.650% due 07/21/2030 •		637	725
0.650% due 10/15/2031 •		8,400	9,532
Dryden Euro CLO BV 0.660% due 04/15/2033 •		15,500	17,606
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		9,100	10,284
ECMC Group Student Loan Trust 1.102% due 07/25/2069 •		$381	385
Ellington Loan Acquisition Trust 1.202% due 05/25/2037 •		2,497	2,499
EMC Mortgage Loan Trust 1.402% due 02/25/2041 •		4	4
Encore Credit Receivables Trust 0.837% due 09/25/2035 •		46	46
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	3,150	3,568
Fieldstone Mortgage Investment Trust
0.482% due 05/25/2036 •		$126	105
0.642% due 05/25/2036 •		2,891	2,420
First Franklin Mortgage Loan Trust
0.262% due 11/25/2036 •		193	191
0.412% due 09/25/2036 •		8,991	8,726
0.582% due 04/25/2036 •		2,757	2,655
0.582% due 05/25/2036 •		2,800	2,658
0.822% due 11/25/2035 •		440	433
Fremont Home Loan Trust
0.237% due 10/25/2036 •		525	506
0.242% due 11/25/2036 •		256	180
0.242% due 01/25/2037 •		663	439
0.252% due 10/25/2036 •		794	458
0.262% due 08/25/2036 •		993	432
0.837% due 01/25/2035 •		206	205
0.837% due 07/25/2035 •		10	10
1.152% due 11/25/2034 •		431	431
Galaxy CLO Ltd. 1.094% due 10/15/2030 •		280	280
GLS Auto Receivables Issuer Trust 2.170% due 02/15/2024		94	95
GSAA Home Equity Trust
0.202% due 05/25/2037 •		195	85
0.242% due 03/25/2036 •		154	68
0.342% due 06/25/2036 •		63	18
0.502% due 03/25/2037 •		1,472	565
0.742% due 04/25/2047 •		315	181
1.167% due 06/25/2035 •		138	139
2.927% due 03/25/2036 ~		196	78
5.995% due 03/25/2046 ^~		1,441	767
6.795% due 06/25/2036 þ		261	98
GSAMP Trust
0.152% due 12/25/2046 •		154	99
0.192% due 01/25/2037 •		1,192	871
0.202% due 12/25/2046 •		112	73
0.232% due 12/25/2046 •		2,184	1,461
0.242% due 12/25/2036 •		2,663	1,786
0.252% due 09/25/2036 •		4,176	2,083
0.252% due 12/25/2046 •		556	364
0.272% due 12/25/2036 •		313	203
0.282% due 11/25/2035 •		1	0
0.302% due 01/25/2047 •		1,793	1,213
0.332% due 01/25/2037 •		3,394	3,211
0.582% due 03/25/2046 •		209	208
0.602% due 05/25/2046 •		560	552
1.902% due 06/25/2035 •		197	201
GSRPM Mortgage Loan Trust 1.002% due 03/25/2035 •		911	915
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	2,500	2,832
0.680% due 10/20/2031 •		7,200	8,184
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •		$5,700	5,677
Home Equity Asset Trust 0.542% due 02/25/2036 •		295	295
Home Equity Loan Trust
0.332% due 04/25/2037 •		4,219	4,143
0.442% due 04/25/2037 •		314	297
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		249	217
HSI Asset Securitization Corp. Trust
0.262% due 05/25/2037 •		57	57
0.282% due 04/25/2037 •		932	745

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

0.302% due 07/25/2036 •		121	69
0.322% due 12/25/2036 •		855	329
0.582% due 11/25/2035 •		758	753
Invesco Euro CLO DAC 0.650% due 07/15/2031 •	EUR	1,000	1,135
IXIS Real Estate Capital Trust 0.502% due 03/25/2036 ^•		$200	130
JP Morgan Mortgage Acquisition Trust
0.312% due 10/25/2036 •		233	232
0.402% due 03/25/2037 •		1,200	1,168
0.403% due 07/25/2036 •		63	36
0.502% due 07/25/2036 •		1,874	1,837
Jubilee CLO BV
0.610% due 04/15/2030 •	EUR	6,700	7,617
0.650% due 04/15/2031 •		5,700	6,483
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ		$438	440
Lehman XS Trust 0.422% due 05/25/2036 •		79	90
Lendingpoint Asset Securitization Trust 1.000% due 12/15/2028		7,799	7,782
Long Beach Mortgage Loan Trust
0.262% due 12/25/2036 •		433	340
0.272% due 12/25/2036 •		290	143
0.402% due 05/25/2036 •		56	38
0.542% due 02/25/2036 •		563	560
0.622% due 08/25/2045 •		26	26
0.642% due 05/25/2046 •		347	160
0.747% due 11/25/2035 •		7	7
1.017% due 08/25/2035 •		5,466	5,388
1.077% due 04/25/2035 •		132	132
M360 Ltd. 2.354% due 11/22/2038 •		6,463	6,460
Man GLG Euro CLO DAC
0.680% due 10/15/2030 •	EUR	1,300	1,480
0.690% due 12/15/2031 •		7,000	7,947
Marathon CLO Ltd. 1.274% due 04/15/2029 •		$7,685	7,694
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		14	14
MASTR Asset-Backed Securities Trust
0.152% due 01/25/2037 •		1,295	492
0.262% due 10/25/2036 •		303	200
0.312% due 05/25/2037 •		230	227
0.322% due 11/25/2036 •		533	231
0.582% due 03/25/2036 •		47	38
0.682% due 12/25/2035 •		35	35
0.852% due 10/25/2035 ^•		9,012	9,190
2.802% due 07/25/2034 •		222	222
MASTR Specialized Loan Trust 0.852% due 11/25/2035 •		747	749
Merrill Lynch Mortgage Investors Trust
0.212% due 07/25/2037 •		414	214
0.322% due 08/25/2037 •		2,675	1,722
0.602% due 07/25/2037 •		196	67
0.622% due 02/25/2037 •		702	307
MF1 Ltd.
1.558% due 10/16/2036 •		12,800	12,769
1.858% due 10/16/2036 •		12,800	12,764
MFA Trust 2.363% due 03/25/2060 þ		1,622	1,615
MidOcean Credit CLO 1.210% due 02/20/2031 •		10,500	10,499
MKS CLO Ltd. 1.132% due 07/20/2030 •		6,050	6,051
Morgan Stanley ABS Capital, Inc. Trust
0.182% due 11/25/2036 •		433	315
0.192% due 01/25/2037 •		307	185
0.212% due 12/25/2036 •		7,525	4,982
0.212% due 03/25/2037 •		617	349
0.232% due 10/25/2036 •		23	22
0.232% due 01/25/2037 •		242	146
0.232% due 02/25/2037 •		3,588	2,925
0.237% due 11/25/2036 •		464	358
0.242% due 08/25/2036 •		405	255
0.262% due 09/25/2036 •		663	379
0.282% due 03/25/2037 •		989	564
0.312% due 01/25/2037 •		221	135
0.317% due 03/25/2037 •		2,945	1,573
0.332% due 10/25/2036 •		631	412
0.332% due 11/25/2036 •		1,747	1,294
0.462% due 02/25/2037 •		3,094	1,385
0.602% due 04/25/2036 •		2,828	2,761
0.807% due 12/25/2034 •		26	26
0.957% due 03/25/2034 •		1,880	1,868
1.017% due 03/25/2035 •		108	108

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

1.032% due 07/25/2035 •		977	980
2.002% due 02/25/2047 •		127	122
Morgan Stanley Dean Witter Capital, Inc. Trust 1.082% due 02/25/2033 •		122	122
Morgan Stanley Home Equity Loan Trust 0.202% due 12/25/2036 •		1,069	661
Morgan Stanley Mortgage Loan Trust
0.282% due 12/25/2036 •		4,241	2,137
0.442% due 11/25/2036 •		31	12
0.822% due 04/25/2037 •		35	14
MP CLO Ltd. 1.012% due 10/18/2028 •		2,867	2,870
New Century Home Equity Loan Trust
0.882% due 03/25/2035 •		299	298
1.077% due 11/25/2034 •		388	391
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.432% due 10/25/2036 ^•		148	40
6.032% due 10/25/2036 ^þ		183	65
North Carolina State Education Assistance Authority 0.903% due 07/25/2039 •		230	231
NovaStar Mortgage Funding Trust
0.302% due 09/25/2037 •		445	439
0.422% due 10/25/2036 •		213	174
1.182% due 06/25/2035 •		67	67
OCP CLO Ltd. 1.252% due 07/20/2029 •		323	323
Option One Mortgage Loan Trust
0.202% due 07/25/2036 •		4,056	2,310
0.232% due 07/25/2037 •		6,284	5,453
0.242% due 01/25/2037 •		5,207	3,725
0.242% due 03/25/2037 •		736	669
0.322% due 04/25/2037 •		642	548
0.322% due 05/25/2037 •		481	369
0.642% due 01/25/2036 •		1,626	1,606
0.882% due 02/25/2035 •		413	411
Ownit Mortgage Loan Trust 1.002% due 10/25/2036 ^•		32	33
OZLM Ltd.
1.232% due 10/20/2031 •		3,950	3,950
1.564% due 07/20/2032 •		6,650	6,648
1.814% due 07/20/2032 •		4,050	4,043
1.832% due 10/20/2031 •		1,485	1,485
Palmer Square European Loan Funding DAC 0.780% due 04/15/2031 •	EUR	15,500	17,679
Palmer Square Loan Funding Ltd. 1.024% due 10/24/2027 •		$470	470
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.152% due 10/25/2034 •		46	46
1.752% due 12/25/2034 •		1,642	1,706
1.827% due 02/25/2035 •		7,592	7,610
1.902% due 12/25/2034 •		34	35
1.977% due 12/25/2034 •		3,090	3,173
Popular ABS Mortgage Pass-Through Trust
0.432% due 07/25/2036 •		376	372
0.972% due 02/25/2036 •		3,675	3,635
PRET LLC
1.744% due 07/25/2051 þ		6,251	6,202
1.868% due 07/25/2051 þ		2,998	2,979
2.487% due 10/25/2051 þ		8,284	8,288
Pretium Mortgage Credit Partners LLC 2.240% due 09/27/2060 þ		1,844	1,829
RAAC Trust 0.612% due 08/25/2036 •		10	10
Renaissance Home Equity Loan Trust
1.202% due 09/25/2037 •		175	95
5.586% due 11/25/2036 þ		2,163	1,079
5.612% due 04/25/2037 þ		368	144
Research-Driven Pagaya Motor Asset Trust 2.650% due 03/25/2030		4,900	4,891
Residential Asset Mortgage Products Trust
0.542% due 12/25/2035 •		19	18
0.702% due 03/25/2036 •		227	225
0.792% due 10/25/2035 •		163	163
1.352% due 10/25/2034 •		1,220	1,215
1.782% due 08/25/2035 •		8,584	8,645
1.817% due 08/25/2034 •		3,418	3,420
Residential Asset Securities Corp. Trust
0.372% due 08/25/2036 •		426	418
0.402% due 08/25/2036 •		10	10
0.682% due 06/25/2033 •		59	56
0.762% due 12/25/2035 •		2,760	2,751
1.347% due 02/25/2035 •		4,966	5,010
Sculptor CLO Ltd. 1.394% due 01/15/2031 •		7,000	7,002
Securitized Asset-Backed Receivables LLC Trust
0.182% due 08/25/2036 •		2,332	988

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

0.272% due 08/25/2036 ^•		18	8
0.582% due 07/25/2036 •		844	487
0.682% due 11/25/2035 •		15	15
0.747% due 10/25/2035 •		2,652	2,554
0.762% due 08/25/2035 ^•		48	40
0.822% due 10/25/2035 •		1,317	1,287
1.062% due 01/25/2036 ^•		372	346
1.152% due 03/25/2035 •		64	64
SG Mortgage Securities Trust 0.242% due 10/25/2036 •		136	132
SLM Student Loan Trust 1.624% due 04/25/2023 •		121	122
SMB Private Education Loan Trust 1.310% due 07/17/2051		10,508	10,435
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,252	1,275
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		6,100	6,104
1.114% due 01/23/2029 •		6,087	6,089
1.182% due 10/20/2028 •		15,541	15,546
Soundview Home Loan Trust
0.182% due 06/25/2037 •		59	50
0.272% due 08/25/2037 •		840	799
0.273% due 07/25/2037 •		277	263
0.282% due 02/25/2037 •		2,299	834
0.302% due 06/25/2037 •		920	803
0.362% due 02/25/2037 •		132	49
0.422% due 10/25/2036 •		97	97
0.567% due 02/25/2036 •		939	925
1.003% due 10/25/2037 •		342	314
1.403% due 10/25/2037 •		1,360	1,263
South Carolina Student Loan Corp. 1.171% due 09/03/2024 •		60	60
Specialty Underwriting & Residential Finance Trust
0.252% due 09/25/2037 •		333	274
0.402% due 06/25/2037 •		40	30
0.452% due 04/25/2037 •		3,448	2,884
0.702% due 12/25/2036 •		417	411
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		10,577	10,582
Structured Asset Investment Loan Trust
0.233% due 07/25/2036 •		31	26
0.253% due 09/25/2036 •		27	27
0.722% due 01/25/2036 •		80	78
0.882% due 02/25/2035 •		1,223	1,223
1.032% due 06/25/2035 •		284	283
1.052% due 08/25/2033 •		273	272
3.252% due 08/25/2033 •		120	127
Structured Asset Securities Corp. Mortgage Loan Trust
0.237% due 07/25/2036 •		40	40
0.262% due 03/25/2036 •		10	10
0.442% due 12/25/2036 •		52	51
0.522% due 02/25/2037 •		492	487
1.599% due 04/25/2035 •		2	2
Symphony CLO Ltd. 1.077% due 07/14/2026 •		483	483
Telos CLO Ltd. 1.072% due 04/17/2028 •		66	66
Theorem Funding Trust 1.210% due 12/15/2027		6,335	6,325
TICP CLO Ltd. 0.972% due 04/20/2028 •		397	397
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	9,000	10,244
Towd Point Mortgage Trust
1.102% due 05/25/2058 •		$59	60
1.102% due 10/25/2059 •		83	84
2.900% due 10/25/2059 ~		983	1,003
3.000% due 01/25/2058 ~		253	257
3.000% due 11/25/2058 ~		276	280
3.210% due 10/25/2057 ~		1,031	1,059
Upstart Securitization Trust 0.870% due 03/20/2031		4,732	4,717
Venture CLO Ltd.
1.004% due 04/15/2027 •		102	102
1.032% due 10/20/2028 •		8,694	8,696
1.146% due 09/07/2030 •		11,400	11,393
1.152% due 04/20/2029 •		1,658	1,659
1.182% due 07/20/2030 •		4,400	4,401
1.206% due 08/28/2029 •		400	400
1.232% due 01/20/2029 •		9,300	9,303
Vibrant CLO Ltd. 1.832% due 07/20/2032 •		9,125	9,126
WaMu Asset-Backed Certificates WaMu Trust
0.327% due 05/25/2037 •		127	123
0.342% due 05/25/2037 •		470	444

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust
0.162% due 11/25/2036 •		744	340
0.257% due 08/25/2036 •		1,610	1,563
Wellfleet CLO Ltd. 1.022% due 04/20/2029 •		10,077	10,075
Wells Fargo Home Equity Asset-Backed Securities Trust 0.852% due 12/25/2035 •		422	419
Wind River CLO Ltd. 0.994% due 10/15/2027 •		19	19

Total Asset-Backed Securities (Cost $688,872)			681,169

SOVEREIGN ISSUES 0.4%
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	2,911	14
Brazil Government International Bond 4.750% due 01/14/2050		$995	887
Israel Government International Bond 5.500% due 01/31/2022	ILS	20,000	6,460
Provincia de Buenos Aires 38.045% due 05/31/2022	ARS	3,158	15
Saudi Government International Bond
3.450% due 02/02/2061		$4,100	4,148
4.000% due 04/17/2025		936	1,010
5.000% due 04/17/2049		269	342

Total Sovereign Issues (Cost $12,608)			12,876

		SHARES
COMMON STOCKS 0.9%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (e)		10,500	35,011

Total Common Stocks (Cost $35,704)			35,011

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Banco Santander S.A. 6.750% due 04/25/2022 •(i)(j)		2,900,000	3,380
CaixaBank S.A.
6.000% due 07/18/2022 •(i)(j)		200,000	234
6.750% due 06/13/2024 •(i)(j)		1,000,000	1,267
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(i)		2,569,000	2,582
4.600% due 02/01/2025 •(i)		145,000	149
SL Green Realty Corp. 6.500% due 01/31/2022 (i)		26,950	711
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)		1,236,900	1,943
Truist Financial Corp. 4.950% due 09/01/2025 •(i)		302,000	325

Total Preferred Securities (Cost $10,473)			10,591

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 63.4%
REPURCHASE AGREEMENTS (l) 10.5%			391,100

ISRAEL TREASURY BILLS 1.4%
(0.016)% due 02/02/2022 - 12/07/2022 (f)(g)	ILS	167,700	53,937

U.S. TREASURY BILLS 41.3%
0.063% due 01/11/2022 - 06/30/2022 (c)(f)(g)(n)(p)		$1,544,517	1,544,319

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

U.S. TREASURY CASH MANAGEMENT BILLS 10.2%
0.054% due 03/01/2022 - 03/22/2022 (f)(g)	380,900	380,859

		380,859

Total Short-Term Instruments (Cost $2,368,437)		2,370,215

Total Investments in Securities (Cost $3,975,654)		3,960,758

	SHARES
INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short Asset Portfolio	3,570,254	35,610
PIMCO Short-Term Floating NAV Portfolio III	9,256	90

Total Short-Term Instruments (Cost $35,832)		35,700

Total Investments in Affiliates (Cost $35,832)		35,700

Total Investments 106.9% (Cost $4,011,486)		$3,996,458
Financial Derivative Instruments (m)(o) 1.1%(Cost or Premiums, net $19,514)		42,949
Other Assets and Liabilities, net (8.0)%		(300,129)

Net Assets 100.0%		$3,739,278

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	2.129%	11/24/2026	11/17/2020	$4,400	$4,395	0.12%
Deutsche Bank AG	3.035	05/28/2032	05/27/2021 - 06/16/2021	3,104	3,126	0.08
Oracle Corp.	3.950	03/25/2051	03/22/2021	3,694	3,848	0.10

$11,198	$11,369	0.30%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	12/31/2021	01/03/2022	$182,600	U.S. Treasury Notes 0.250% due 08/31/2025	$(186,426)	$182,600	$182,601
0.040	01/03/2022	01/04/2022	176,400	U.S. Treasury Notes 1.250% due 12/31/2026	(179,992)	176,400	176,400
GSC	0.030	12/31/2021	01/03/2022	32,100	Freddie Mac 2.500% due 11/01/2051	(32,365)	32,100	32,100

Total Repurchase Agreements	$(398,783)	$391,100	$391,101

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.0)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$33,100	$(32,996)	$(32,927)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	41,800	(42,558)	(42,543)

Total Short Sales (2.0)%	$(75,554)	$(75,470)

(1)	Includes accrued interest.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	1,531	$378,750	$(2,242)	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2022	1,594	347,766	(688)	75	0
U.S. Treasury 10-Year Note March Futures	03/2022	368	48,013	250	23	0
U.S. Treasury 30-Year Bond March Futures	03/2022	295	47,329	55	166	0

$(2,625)	$264	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	1,531	$(376,205)	$1,192	$0	$(38)
Euro-Bund 10-Year Bond March Futures	03/2022	91	(17,755)	270	14	0
U.S. Treasury 5-Year Note March Futures	03/2022	891	(107,790)	55	0	(63)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	626	(123,400)	(356)	0	(978)

$1,161	$14	$(1,079)

Total Futures Contracts	$(1,464)	$278	$(1,079)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	12/20/2025	0.540%	$500	$7	$2	$9	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	9,300	152	7	159	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	7,700	19	30	49	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	4,300	(17)	11	(6)	1	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659	2,500	94	(38)	56	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	5,100	34	54	88	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	500	6	2	8	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	12,700	2,527	(62)	2,465	18	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.481	EUR	200	(19)	15	(4)	0	0
Stellantis NV	5.000	Quarterly	12/20/2026	1.070	6,100	1,407	(49)	1,358	12	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2025	0.515	24,300	298	250	548	2	0

$4,508	$222	$2,014	$10	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$64,700	$(2,269)	$(317)	$(2,586)	$11	$0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,300	208	5	213	4	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	7,000	646	12	658	13	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	236,400	5,661	206	5,867	102	0
iTraxx Europe Main 36 5-Year Index	1.000	Quarterly	12/20/2026	EUR	311,900	9,118	271	9,389	225	0

$13,364	$177	$13,541	$355	$0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay (5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	65,400	$(289)	$(1,501)	$(1,790)	$470	$0
Receive (5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		48,800	185	1,251	1,436	0	(1,247)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	3,260,000	0	3	3	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		3,260,000	(1,993)	388	(1,605)	0	(237)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$13,450	83	(46)	37	7	0
Pay (5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		13,800	(265)	(27)	(292)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		10,950	227	(37)	190	1	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		8,600	(80)	(40)	(120)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	1,243,000	(1,186)	(981)	(2,167)	0	(1)
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		336,000	0	(2,396)	(2,396)	0	(5)
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$48,700	1,097	(1,620)	(523)	0	(3)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		138,800	(8,152)	(30)	(8,182)	77	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		119,200	3,138	2,393	5,531	0	(46)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		44,400	8,997	(3,845)	5,152	0	(173)
Pay (5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	69,300	1,365	(2,100)	(735)	0	(66)
Receive (5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		25,200	(1,204)	1,101	(103)	21	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	3,260,000	0	10	10	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030		44,700	(173)	(6,779)	(6,952)	530	0
Receive	UKRPI	3.397	Maturity	11/15/2030		1,100	0	194	194	0	(11)
Receive	UKRPI	3.445	Maturity	11/15/2030		1,900	0	320	320	0	(18)
Receive	UKRPI	3.510	Maturity	11/15/2030		1,000	0	157	157	0	(10)
Pay	UKRPI	3.217	Maturity	11/15/2040		1,900	0	(599)	(599)	15	0
Pay	UKRPI	3.272	Maturity	11/15/2040		1,400	0	(409)	(409)	11	0
Pay	UKRPI	3.273	Maturity	11/15/2040		1,900	0	(555)	(555)	16	0
Pay	UKRPI	3.340	Maturity	11/15/2040		1,700	0	(447)	(447)	15	0
Receive	UKRPI	3.000	Maturity	11/15/2050		800	0	389	389	0	(10)
Receive	UKRPI	3.051	Maturity	11/15/2050		1,400	0	627	627	0	(18)
Receive	UKRPI	3.143	Maturity	11/15/2050		700	0	264	264	0	(10)

							$1,750	$(14,315)	$(12,565)	$1,167	$(1,855)

Total Swap Agreements							$19,622	$(13,916)	$5,706	$1,556	$(1,860)

(n)

Securities with an aggregate market value of $60,059 and cash of $6,458 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		01/2022		MXN	877,567		$42,155		$0		$(649)
		01/2022		TWD	111,863		4,053		14		0
		01/2022			$75,344		CNH	483,060	567		0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

	02/2022	CAD	2,539		$2,020	13	0
	02/2022	GBP	2,118		2,827	0	(39)
	02/2022	SEK	137,714		15,766	520	0
	02/2022		$3,287	AUD	4,596	57	0
	02/2022		1,251	CAD	1,594	9	0
	02/2022		14,831	GBP	11,197	323	0
	02/2022		412	INR	31,320	7	0
	02/2022		1,187	ZAR	17,260	0	(111)
	03/2022	SGD	625		$456	0	(7)
	03/2022		$44,177	MXN	927,890	667	0
	04/2022	DKK	14,113		$2,229	65	0
BPS	01/2022		$4,992	CNH	32,097	52	0
	01/2022		35	IDR	511,025	1	0
	01/2022		42,855	MXN	877,567	0	(51)
	01/2022		586	RUB	42,880	0	(15)
	02/2022	AUD	38,209		$27,899	96	0
	02/2022	NOK	20,405		2,344	29	0
	02/2022		$1,141	EUR	1,005	4	0
	02/2022		273	INR	20,634	3	0
	02/2022		13,535	JPY	1,536,900	0	(170)
	05/2022		2,074	ZAR	32,794	0	(54)
	08/2022		7,380		117,705	0	(213)
	11/2022		659		10,635	0	(19)
BRC	01/2022		13,284	TWD	368,707	27	0
	02/2022		15,046	EUR	13,330	144	0
	02/2022		1,312	GBP	976	8	0
	02/2022		2,696	JPY	305,100	0	(43)
CBK	01/2022	ILS	9,708		$2,956	0	(167)
	02/2022		9,603		2,967	0	(122)
	02/2022		$453	ZAR	7,347	5	0
	03/2022	ILS	49,009		$14,889	0	(880)
	04/2022	DKK	14,257		2,226	39	0
	04/2022	MXN	22,054		1,016	0	(41)
	05/2022	ZAR	32,794		2,096	76	0
	06/2022	ILS	21,799		6,729	0	(300)
	08/2022	ZAR	117,705		7,486	319	0
	12/2022	ILS	47,807		15,373	10	(145)
GLM	01/2022	RUB	442,985		6,032	139	0
	01/2022		$34	CNH	217	0	0
	01/2022		5,273	RUB	383,260	0	(174)
	02/2022	CHF	36,586		$39,755	0	(442)
	02/2022	EUR	5,857		6,626	0	(48)
	02/2022		$5,848	CHF	5,391	75	0
	02/2022		14,802	EUR	13,062	83	0
	02/2022		359	RUB	26,894	0	(2)
	03/2022	ILS	13,604		$4,141	0	(237)
	03/2022	MXN	300,651		14,465	0	(29)
	04/2022		$1,226	DKK	8,070	12	0
HUS	01/2022	CNH	88,260		$13,719	0	(151)
	01/2022	ILS	9,287		2,832	0	(155)
	01/2022	TWD	1,410,603		50,794	0	(131)
	01/2022		$59	IDR	852,292	1	0
	02/2022	EUR	310,458		$356,345	2,577	0
	02/2022	ILS	4,095		1,321	3	0
	02/2022	JPY	2,337,057		20,549	225	0
	02/2022		$932	ZAR	14,445	0	(31)
	03/2022	SGD	1,993		$1,455	0	(23)
JPM	01/2022	CNH	124,027		19,360	0	(131)
	02/2022	JPY	8,361,700		73,337	622	0
	02/2022		$1,206	GBP	896	7	0
	02/2022		520	INR	39,364	7	0
	03/2022	HKD	78,423		$10,065	6	0
	03/2022	KRW	49,141		42	0	0
	03/2022	SGD	2,567		1,873	0	(31)
	12/2022	ILS	25,905		8,400	0	(3)
MYI	01/2022	BRL	29,430		5,154	0	(130)
	01/2022	ILS	2,110		646	0	(33)
	01/2022		$5,270	BRL	29,430	13	0
	02/2022		5,120		29,430	128	0
	02/2022		1,333	CAD	1,700	11	0
	04/2022	DKK	42,149		$6,653	188	0
SCX	01/2022	CNH	308,257		48,143	0	(298)
	01/2022		$22,391	TWD	621,908	61	0
	02/2022		1,367	GBP	1,027	23	0
	02/2022		1,785	SEK	16,200	8	0
TOR	02/2022	ZAR	31,705		$2,050	73	0
	03/2022	MXN	586,310		27,671	0	(594)
UAG	01/2022		$962	RUB	69,868	0	(33)
	01/2022		19,803	TWD	549,480	34	0
	02/2022	GBP	77,164		$103,688	0	(742)
	02/2022		$1,543	GBP	1,163	31	0

Total Forward Foreign Currency Contracts						$7,382	$(6,444)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	241,600	$2,319	$1,836

Total Purchased Options	$2,319	$1,836

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	4,400	$(20)	$(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	23,900	(28)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	13,200	(16)	(8)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	3,500	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	5,900	(9)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	5,100	(7)	(4)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	7,100	(8)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	13,300	(17)	(8)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	3,800	(21)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	4,200	(25)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	4,200	(32)	(5)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	8,100	(47)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	3,400	(5)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	24,200	(32)	(8)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	6,500	(8)	(2)
CBK	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	8,000	(10)	(2)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	19,000	(20)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	13,900	(15)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	5,100	(6)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	9,600	(10)	(7)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	7,000	(12)	(4)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	6,600	(8)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,200	(9)	(4)
Put - OTC iTraxx Crossover 35 5-Year Index	Sell	3.500	01/19/2022	1,900	(10)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	11,400	(14)	(4)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	18,600	(24)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	6,100	(8)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	6,200	(12)	(4)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	13,800	(18)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	10,200	(16)	(7)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	04/20/2022	5,500	(6)	(4)

$(478)	$(108)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	483,200	$(2,319)	$(1,505)

Total Written Options	$(2,797)	$(1,613)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION()
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.887%	EUR	1,600	$370	$(69)	$301	$0

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

TOTAL RETURN SWAPS ON EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	ERAUSST Index	7,706	0.308% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	$42,484	$0	$1,719	$1,719	$0
	Receive	ERAEMLT Index	48,786	1.209% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	186,611	0	4,463	4,463	0
	Receive	RADMFXNT Index	118,694	0.814% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	197,246	0	(134)	0	(134)
BRC	Receive	NDDUEAFE Index	60	0.044% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	462	0	0	0	0
	Receive	NDDUEAFE Index	4,506	0.049% (1-Month USD-LIBOR less a specified spread)	Monthly	06/01/2022	33,608	0	1,067	1,067	0
CBK	Receive	ERAUSST Index	1,031	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	5,915	0	(1)	0	(1)
	Receive	NDDUEAFE Index	1,861	0.044% (1-Month USD-LIBOR less a specified spread)	Monthly	07/20/2022	13,880	0	441	441	0
	Receive	NDDUEAFE Index	15,578	0.049% (1-Month USD-LIBOR less a specified spread)	Monthly	08/03/2022	116,188	0	3,690	3,690	0
FAR	Receive	RU20INTR Index	2,760	0.186% (3-Month USD-LIBOR plus a specified spread)	Quarterly	09/21/2022	32,077	0	(18)	0	(18)
	Receive	RU20INTR Index	10,896	0.217% (3-Month USD-LIBOR plus a specified spread)	Quarterly	10/05/2022	126,134	0	445	445	0
HUS	Receive	ERADXULT Index	27,637	0.564% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	60,746	0	(29)	0	(29)
JPM	Receive	ERADXULT Index	46,142	0.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	98,548	0	2,843	2,843	0
	Receive	RADMFXNT Index	81,177	0.424% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	131,417	0	(41)	0	(41)
	Receive	ERADXULT Index	83,361	0.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	183,227	0	(82)	0	(82)
	Receive	ERAEMLT Index	52,211	0.954% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/23/2022	204,603	0	(164)	0	(164)
	Receive	ERADXULT Index	116,848	0.579% (1-Month USD-LIBOR plus a specified spread)	Monthly	06/15/2022	248,544	0	8,220	8,220	0
	Receive	ERAUSST Index	27,223	0.279% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/20/2022	151,493	0	4,668	4,668	0
	Receive	RADMFXNT Index	24,996	0.244% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/03/2022	40,466	0	(10)	0	(10)
	Receive	RADMFXNT Index	176,914	0.284% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	286,404	0	(77)	0	(77)

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

	Receive	RADMFXNT Index	62,668	0.534% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	104,142	0	(47)	0	(47)
	Receive	ERAUSST Index	34,126	0.294% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/05/2022	195,784	0	(47)	0	(47)
MEI	Receive	ERADXULT Index	79,069	0.569% (1-Month USD-LIBOR plus a specified spread)	Monthly	02/09/2022	173,794	0	(83)	0	(83)
	Receive	ERAEMLT Index	87,309	1.024% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/06/2022	342,144	0	(295)	0	(295)
	Receive	NDDUEAFE Index	3,783	0.049% (1-Month USD-LIBOR less a specified spread)	Monthly	08/24/2022	28,215	0	896	896	0
	Receive	ERADXULT Index	119,302	0.524% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/14/2022	262,226	0	(115)	0	(115)
	Receive	NDDUEAFE Index	23,257	0.044% (1-Month USD-LIBOR less a specified spread)	Monthly	09/21/2022	173,461	0	5,510	5,510	0
MYI	Receive	NDDUEAFE Index	31,368	0.029% (1-Month USD-LIBOR less a specified spread)	Monthly	05/18/2022	233,956	0	7,433	7,433	0
UAG	Receive	NDDUEAFE Index	1,791	0.034% (1-Month USD-LIBOR less a specified spread)	Monthly	02/23/2022	13,783	0	0	0	0
	Receive	NDDUEAFE Index	9,611	0.029% (1-Month USD-LIBOR less a specified spread)	Monthly	07/13/2022	73,961	0	(2)	0	(2)
	Receive	NDDUEAFE Index	2,334	0.160% (1-Month USD-LIBOR plus a specified spread)	Monthly	07/13/2022	17,961	0	(16)	0	(16)
	Receive	ERAUSST Index	9,480	0.299% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/01/2022	52,755	0	1,625	1,625	0

								$0	$41,859	$43,020	$(1,161)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	10,500	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$35,704	$0	$733	$733	$0

Total Swap Agreements								$370	$42,523	$44,054	$(1,161)

(p)

Securities with an aggregate market value of $725 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO All Asset: Multi-RAE PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$206,511	$0	$206,511
Industrials	0	109,989	0	109,989
Utilities	0	28,122	0	28,122
Municipal Bonds & Notes
California	0	2,869	0	2,869
Illinois	0	553	0	553
Nebraska	0	29	0	29
New Jersey	0	422	0	422
Ohio	0	101	0	101
Pennsylvania	0	7	0	7
Texas	0	207	0	207
Washington	0	935	0	935
U.S. Government Agencies	0	13,333	0	13,333
U.S. Treasury Obligations	0	270,053	0	270,053
Non-Agency Mortgage-Backed Securities	0	203,551	14,214	217,765
Asset-Backed Securities	0	681,169	0	681,169
Sovereign Issues	0	12,876	0	12,876
Common Stocks
Consumer Discretionary	35,011	0	0	35,011
Preferred Securities
Banking & Finance	711	9,880	0	10,591
Short-Term Instruments
Repurchase Agreements	0	391,100	0	391,100
Israel Treasury Bills	0	53,937	0	53,937
U.S. Treasury Bills	0	1,544,319	0	1,544,319
U.S. Treasury Cash Management Bills	0	380,859	0	380,859

	$35,722	$3,910,822	$14,214	$3,960,758
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$35,700	$0	$0	$35,700

Total Investments	$71,422	$3,910,822	$14,214	$3,996,458

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(75,470)	$0	$(75,470)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	14	1,820	0	1,834
Over the counter	0	53,272	0	53,272

	$14	$55,092	$0	$55,106
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(2,939)	0	(2,939)
Over the counter	0	(9,218)	0	(9,218)

	$0	$(12,157)	$0	$(12,157)

Total Financial Derivative Instruments	$14	$42,935	$0	$42,949

Totals	$71,436	$3,878,287	$14,214	$3,963,937

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 155.5% ¤
CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 4.7%
Ally Financial, Inc. 8.000% due 11/01/2031		$176	$249
American Tower Corp. 3.000% due 06/15/2023		39	40
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		46	45
3.950% due 07/01/2024		157	165
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		333	340
Crown Castle International Corp. 3.150% due 07/15/2023		666	686
Ford Motor Credit Co. LLC 3.550% due 10/07/2022		254	258
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	274	515
Jyske Realkredit A/S
0.500% due 10/01/2043	DKK	9,101	1,308
1.000% due 10/01/2050		34,986	5,111
1.000% due 10/01/2053		25,065	3,561
1.500% due 10/01/2053		26,800	3,997
2.000% due 10/01/2053		4,000	616
2.500% due 10/01/2047		1	0
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~		$769	781
4.519% due 06/25/2024 •		488	511
Nissan Motor Acceptance Co. LLC
2.600% due 09/28/2022		39	39
3.450% due 03/15/2023		20	20
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043	DKK	3,769	542
1.000% due 10/01/2050		45,967	6,729
1.500% due 10/01/2053		55,000	8,173
Nykredit Realkredit A/S
0.500% due 10/01/2043		48,531	6,975
1.000% due 10/01/2050		116,999	17,097
1.000% due 10/01/2053		26,100	3,760
1.500% due 10/01/2053		331,956	49,437
2.000% due 10/01/2053		28,800	4,357
Realkredit Danmark A/S
1.000% due 10/01/2050		39,100	5,704
1.000% due 10/01/2053		81,301	11,571
1.500% due 10/01/2053		105,872	15,789
2.000% due 10/01/2053		8,400	1,266
2.500% due 04/01/2047		2	0
UniCredit SpA 7.830% due 12/04/2023		$910	1,015

			150,657

INDUSTRIALS 0.0%
Bristol-Myers Squibb Co. 3.250% due 08/15/2022		22	22
Charter Communications Operating LLC 4.464% due 07/23/2022		388	394
Delta Air Lines, Inc. 3.625% due 03/15/2022		606	606
Discovery Communications LLC 2.950% due 03/20/2023		10	10
Energy Transfer LP 3.600% due 02/01/2023		20	20
Enterprise Products Operating LLC 3.350% due 03/15/2023		39	40
Komatsu Finance America, Inc. 2.437% due 09/11/2022		220	222
RELX Capital, Inc. 3.500% due 03/16/2023		20	21
TransCanada PipeLines Ltd. 3.750% due 10/16/2023		11	11
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025		37	39

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

VMware, Inc. 3.900% due 08/21/2027	39	43

		1,428

UTILITIES 0.0%
Duke Energy Corp. 2.400% due 08/15/2022	20	20
Verizon Communications, Inc.
2.355% due 03/15/2032	46	46
4.016% due 12/03/2029	285	320

		386

Total Corporate Bonds & Notes (Cost $159,630)		152,471

U.S. GOVERNMENT AGENCIES 2.5%
Fannie Mae
0.532% due 10/25/2036 •	2	2
0.552% due 08/25/2037 •	64	65
1.284% due 09/01/2044 - 10/01/2044 •	2	2
2.024% due 05/01/2038 •	329	346
2.125% due 04/24/2026	705	731
Freddie Mac
0.490% due 07/15/2036 •	25	25
0.560% due 05/15/2032 - 09/15/2042 •	181	183
0.710% due 12/15/2037 •	34	34
0.730% due 10/15/2037 •	42	43
1.752% due 09/01/2036 •	4	4
1.885% due 10/01/2036 •	5	5
1.946% due 07/01/2036 •	8	9
Ginnie Mae
0.268% due 10/16/2053 ~(a)	152	0
0.382% due 08/20/2068 •	773	761
0.399% due 10/20/2043 •	379	379
0.504% due 02/20/2049 •	576	578
Small Business Administration
4.840% due 05/01/2025	4	4
4.990% due 09/01/2024	4	4
5.160% due 02/01/2028	3	4
5.310% due 05/01/2027	5	6
5.510% due 11/01/2027	3	3
5.820% due 06/01/2026	4	4
5.870% due 07/01/2028	2	3
6.770% due 11/01/2028	5	5
Uniform Mortgage-Backed Security
3.500% due 02/01/2045	6	6
4.000% due 09/01/2048 - 03/01/2049	27	28
Uniform Mortgage-Backed Security, TBA
4.000% due 01/01/2052	18,100	19,254
4.000% due 02/01/2052	55,000	58,474

Total U.S. Government Agencies (Cost $81,141)		80,962

U.S. TREASURY OBLIGATIONS 102.2%
U.S. Treasury Inflation Protected Securities (f)
0.125% due 04/15/2022	40,145	40,733
0.125% due 07/15/2022	7,639	7,827
0.125% due 01/15/2023	73,692	76,112
0.125% due 07/15/2024	36,518	38,936
0.125% due 10/15/2024 (i)(k)	121,300	129,589
0.125% due 04/15/2025 )(i)	204,234	218,530
0.125% due 10/15/2025 (i)	126,765	136,701
0.125% due 04/15/2026 (i)	95,009	102,571
0.125% due 07/15/2026	57,064	61,979
0.125% due 10/15/2026 (i)	224,033	243,736
0.125% due 01/15/2030 (i)	89,726	99,661
0.125% due 07/15/2030 (i)	80,058	89,641
0.125% due 01/15/2031 (i)	64,537	72,318
0.125% due 07/15/2031 (i)	280,246	315,290
0.125% due 02/15/2051 (i)	50,483	59,919
0.250% due 01/15/2025 (i)	91,918	98,501
0.250% due 07/15/2029	61,863	69,364
0.250% due 02/15/2050	12,589	15,266
0.375% due 07/15/2023 (k)	42,566	44,761
0.375% due 07/15/2025	11,199	12,167
0.375% due 01/15/2027	56,458	62,127
0.375% due 07/15/2027	73,818	81,938
0.500% due 04/15/2024 (i)	119,100	126,980
0.500% due 01/15/2028 (i)	96,666	108,219
0.625% due 04/15/2023 (i)	121,696	127,232
0.625% due 01/15/2024 (i)	102,745	109,358
0.625% due 01/15/2026	32,314	35,502
0.625% due 02/15/2043	50,579	62,969
0.750% due 07/15/2028	77,584	88,901
0.750% due 02/15/2042	35,345	44,730

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

0.750% due 02/15/2045		67,551	87,092
0.875% due 01/15/2029 (i)		91,142	105,462
0.875% due 02/15/2047		23,156	31,329
1.000% due 02/15/2046		63,279	86,617
1.000% due 02/15/2048		14,023	19,699
1.000% due 02/15/2049		4,357	6,196
1.375% due 02/15/2044		65,472	93,573
1.750% due 01/15/2028		5,641	6,771
2.000% due 01/15/2026 (k)		3,965	4,590
2.125% due 02/15/2040		15,300	23,445
2.125% due 02/15/2041		30,934	47,944
3.375% due 04/15/2032		114	169
3.875% due 04/15/2029		786	1,095
U.S. Treasury Notes(i)
1.625% due 05/15/2026		3,123	3,176
2.000% due 02/15/2025 (k)		3,096	3,189
2.750% due 02/15/2024		4,890	5,094

Total U.S. Treasury Obligations (Cost $3,252,405)			3,306,999

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Adjustable Rate Mortgage Trust 2.901% due 07/25/2035 ~		13	13
Alliance Bancorp Trust 0.342% due 07/25/2037 •		1,745	1,675
AREIT Trust 2.784% due 04/15/2037 •		143	143
BAMLL Commercial Mortgage Securities Trust 1.160% due 09/15/2038 •		700	701
Banc of America Funding Trust 2.941% due 05/20/2036 ^~		32	33
Bear Stearns Adjustable Rate Mortgage Trust
2.588% due 01/25/2035 ~		14	15
3.004% due 07/25/2036 ^~		13	13
3.090% due 01/25/2035 ~		8	8
3.222% due 02/25/2036 ^~		32	32
Bear Stearns ALT-A Trust 4.311% due 07/25/2035 ^~		72	60
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~		12	12
2.696% due 02/25/2037 ~		10	10
2.776% due 12/25/2035 ^~		2	2
5.500% due 12/25/2022 ^		42	23
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~		8	8
2.480% due 11/25/2035 •		6	6
Countrywide Alternative Loan Trust
5.500% due 04/25/2035		1,417	1,389
5.500% due 11/25/2035 ^		12	11
6.000% due 03/25/2037 ^		708	395
6.500% due 09/25/2037 ^		177	100
Countrywide Home Loan Mortgage Pass-Through Trust
2.668% due 08/20/2035 ^~		155	153
2.761% due 11/20/2034 ~		30	30
5.500% due 01/25/2035		22	23
6.000% due 04/25/2036		47	34
Countrywide Home Loan Reperforming REMIC Trust 0.442% due 06/25/2035 •		7	7
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 0.802% due 10/25/2035 ^•		53	30
Credit Suisse Mortgage Capital Certificates 5.692% due 10/26/2036 ~		3	3
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.852% due 04/25/2047 •		150	150
Eurosail PLC 1.045% due 06/13/2045 •	GBP	157	213
First Horizon Alternative Mortgage Securities Trust
2.587% due 04/25/2035 ~		$27	29
6.000% due 02/25/2037 ^		64	38
GCAT LLC 2.981% due 09/25/2025 þ		1,820	1,834
GS Mortgage Securities Trust 4.592% due 08/10/2043		26	26
GSR Mortgage Loan Trust
2.749% due 09/25/2035 ~		2	2
2.813% due 11/25/2035 ~		9	9
2.851% due 09/25/2035 ~		1	1
2.873% due 01/25/2036 ^~		10	10
HarborView Mortgage Loan Trust
0.309% due 12/19/2036 •		917	864
0.364% due 03/19/2037 •		81	76
0.544% due 05/19/2035 •		55	53
0.724% due 11/19/2035 •		64	56
0.784% due 06/20/2035 •		46	45
Hawksmoor Mortgages 1.100% due 05/25/2053 •	GBP	784	1,064

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

HomeBanc Mortgage Trust
0.642% due 10/25/2035 •		$3	3
0.762% due 10/25/2035 •		5	5
IndyMac INDA Mortgage Loan Trust 2.673% due 11/25/2035 ^~		21	19
IndyMac INDX Mortgage Loan Trust
0.522% due 07/25/2036 •		100	99
0.662% due 07/25/2035 •		428	349
JP Morgan Alternative Loan Trust
0.502% due 06/25/2037 •		958	477
6.810% due 08/25/2036 ^þ		206	201
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~		6	7
2.569% due 04/25/2035 ~		1	1
MASTR Adjustable Rate Mortgages Trust 2.732% due 11/21/2034 ~		14	14
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 0.850% due 09/15/2030 •		9	9
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.590% due 06/15/2030 •		1	1
Merrill Lynch Mortgage Investors Trust
2.031% due 12/25/2034 ~		7	7
3.008% due 06/25/2035 ~		18	18
Natixis Commercial Mortgage Securities Trust 0.860% due 02/15/2033 •		443	443
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		791	806
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 0.862% due 12/25/2035 •		544	549
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036		22	21
6.000% due 09/25/2036 ^		58	55
Residential Asset Securitization Trust
0.502% due 05/25/2035 •		162	115
5.750% due 03/25/2037 ^		51	25
6.500% due 09/25/2036 ^		907	494
Structured Adjustable Rate Mortgage Loan Trust
1.049% due 11/25/2034 •		67	65
3.023% due 03/25/2036 ^~		26	24
Structured Asset Mortgage Investments Trust
0.522% due 05/25/2036 •		9	8
0.784% due 05/19/2035 •		5	5
Thornburg Mortgage Securities Trust 1.861% due 03/25/2037 ^•		261	246
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	1,376	1,877
WaMu Mortgage Pass-Through Certificates Trust
0.842% due 01/25/2045 •		$37	37
0.843% due 11/25/2034 •		21	21
0.902% due 01/25/2045 •		26	26
2.358% due 10/25/2034 ~		3	3
2.596% due 06/25/2034 ~		4	4
2.729% due 01/25/2035 ~		4	4
3.145% due 08/25/2036 ^~		1	1
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		11	11
Wells Fargo Mortgage-Backed Securities Trust 2.793% due 04/25/2036 ~		22	22

Total Non-Agency Mortgage-Backed Securities (Cost $15,268)			15,471

ASSET-BACKED SECURITIES 8.5%
ACE Securities Corp. Home Equity Loan Trust
0.972% due 05/25/2035 •		92	92
1.002% due 12/25/2034 •		53	52
1.227% due 04/25/2035 •		2,000	2,001
1.902% due 06/25/2034 •		4	4
Adagio CLO DAC 0.720% due 10/15/2031 •	EUR	1,000	1,138
American Money Management Corp. CLO Ltd.
0.992% due 04/17/2029 •		$5,426	5,420
1.096% due 11/10/2030 •		800	803
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •		3,400	3,399
1.268% due 07/22/2032 •		5,600	5,623
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •		9,200	9,177
Apidos CLO
1.022% due 07/18/2029 •		600	600
1.052% due 07/17/2030 •		1,000	999
Aqueduct European CLO DAC 0.640% due 07/20/2030 •	EUR	2,883	3,285
Arch Street CLO Ltd. 1.132% due 10/20/2028 •		$1,304	1,304
Ares CLO Ltd.
0.990% due 01/15/2029 •		10,200	10,180

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

1.178% due 04/22/2031 •		5,600	5,596
Argent Mortgage Loan Trust 0.582% due 05/25/2035 •		87	82
Armada Euro CLO DAC 0.720% due 07/15/2031 •	EUR	2,400	2,727
Asset-Backed Securities Corp. Home Equity Loan Trust 0.332% due 11/25/2036 •		$727	710
Assurant CLO Ltd. 1.172% due 10/20/2031 •		1,000	998
Atrium Corp. 0.958% due 04/22/2027 •		316	317
Bain Capital Euro DAC 0.740% due 01/20/2032 •	EUR	2,000	2,273
Bear Stearns Asset-Backed Securities Trust
0.762% due 02/25/2036 •		$946	913
1.102% due 09/25/2046 •		38	36
Benefit Street Partners CLO Ltd.
1.152% due 01/17/2032 •		2,000	2,002
1.204% due 07/15/2032 •		6,600	6,595
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		4,900	4,898
Blackrock European CLO DAC 0.620% due 10/15/2031 •	EUR	1,600	1,814
BlueMountain CLO Ltd. 1.052% due 07/18/2027 •		$914	915
BlueMountain Fuji EUR CLO DAC
0.650% due 07/15/2030 •	EUR	2,797	3,187
0.910% due 01/15/2033 •		1,700	1,937
BNC Mortgage Loan Trust 0.422% due 11/25/2036 •		$1,349	1,332
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	3,200	3,640
0.780% due 10/15/2031 •		2,300	2,624
Carlyle Euro CLO DAC 0.700% due 01/15/2031 •		3,100	3,524
Carlyle Global Market Strategies CLO Ltd.
1.105% due 08/14/2030 •		$1,900	1,899
1.136% due 07/28/2028 •		1,510	1,511
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		2,300	2,298
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •		166	167
Citigroup Mortgage Loan Trust
0.372% due 05/25/2037 •		2,400	2,293
0.808% due 03/25/2037 •		4,100	4,024
Citigroup Mortgage Loan Trust, Inc. 0.598% due 10/25/2036 •		254	250
Countrywide Asset-Backed Certificates
0.242% due 05/25/2035 •		423	419
0.242% due 07/25/2037 •		90	87
0.292% due 11/25/2037 •		3,397	3,296
0.302% due 09/25/2037 •		23	22
0.352% due 03/25/2037 •		235	229
0.582% due 05/25/2036 •		845	761
1.137% due 12/25/2035 •		286	286
5.805% due 04/25/2036 ^~		110	107
Countrywide Asset-Backed Certificates Trust 1.817% due 11/25/2034 •		2,920	2,959
Countrywide Asset-Backed Certificates Trust, Inc.
0.882% due 11/25/2034 •		19	19
0.957% due 08/25/2034 •		5	5
Crestline Denali CLO Ltd.
1.162% due 04/20/2030 •		5,100	5,101
1.264% due 10/23/2031 •		3,200	3,200
CVC Cordatus Loan Fund DAC
0.630% due 09/15/2031 •	EUR	1,000	1,134
0.650% due 10/15/2031 •		1,000	1,135
0.780% due 08/15/2032 •		1,600	1,823
Dryden Euro CLO BV 0.660% due 04/15/2033 •		1,500	1,704
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		1,900	2,147
Dryden Senior Loan Fund 1.104% due 04/15/2028 •		$2,400	2,399
Elevation CLO Ltd. 1.080% due 10/25/2030 •		9,100	9,086
Euro-Galaxy CLO DAC 0.620% due 04/24/2034 •	EUR	300	340
First Franklin Mortgage Loan Trust
0.807% due 11/25/2036 •		$568	562
0.972% due 09/25/2035 •		899	899
Fremont Home Loan Trust
0.237% due 10/25/2036 •		128	124
0.242% due 01/25/2037 •		214	141
0.342% due 10/25/2036 •		718	423
0.942% due 03/25/2035 •		1,701	1,617

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

GoldenTree Loan Management U.S. CLO Ltd. 1.034% due 11/20/2030 •		2,000	1,997
GSAMP Trust
0.302% due 11/25/2036 •		99	61
0.837% due 09/25/2035 ^•		8	8
1.077% due 03/25/2035 ^•		121	119
Harvest CLO DAC
0.640% due 10/15/2031 •	EUR	3,000	3,398
0.680% due 10/20/2031 •		1,800	2,046
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •		$111	97
HSI Asset Securitization Corp. Trust 0.642% due 02/25/2036 •		98	98
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 1.152% due 11/25/2034 •		22	22
IndyMac INDB Mortgage Loan Trust 0.242% due 07/25/2036 •		956	360
Jubilee CLO BV
0.600% due 04/15/2030 •	EUR	2,800	3,173
0.610% due 04/15/2030 •		3,300	3,752
0.650% due 04/15/2031 •		800	910
KKR CLO Ltd. 1.074% due 07/15/2030 •		$1,000	999
LCM LP 1.132% due 07/20/2030 •		1,900	1,895
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ^~		874	663
Lehman XS Trust 4.546% due 06/25/2036 þ		277	301
LoanCore Issuer Ltd. 1.240% due 05/15/2036 •		162	162
Long Beach Mortgage Loan Trust 0.222% due 08/25/2036 •		80	42
Man GLG Euro CLO 0.900% due 10/15/2032 •	EUR	1,050	1,196
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •		2,000	2,277
Marathon CLO Ltd. 1.274% due 04/15/2029 •		$2,924	2,927
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •		61	61
MASTR Asset-Backed Securities Trust 0.442% due 06/25/2036 •		261	251
Merrill Lynch Mortgage Investors Trust
0.522% due 02/25/2037 •		1,441	623
0.822% due 10/25/2035 •		1,223	1,195
0.822% due 05/25/2036 •		14	14
MidOcean Credit CLO
1.210% due 02/20/2031 •		300	300
1.229% due 01/29/2030 •		1,500	1,500
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 10/25/2036 •		661	628
1.002% due 05/25/2034 •		1,820	1,787
1.137% due 07/25/2035 •		759	759
Mountain View CLO LLC 1.162% due 01/16/2031 •		7,000	6,992
Mountain View CLO Ltd. 0.942% due 10/13/2027 •		173	173
MP CLO Ltd. 1.012% due 10/18/2028 •		5,140	5,147
North Carolina State Education Assistance Authority 0.903% due 07/25/2039 •		391	393
NovaStar Mortgage Funding Trust 0.808% due 01/25/2036 •		246	246
Ocean Trails CLO 0.924% due 07/15/2028 •		577	577
OCP CLO Ltd. 0.924% due 07/15/2027 •		3	3
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •		1,000	999
Option One Mortgage Loan Trust
0.242% due 01/25/2037 •		242	186
0.242% due 03/25/2037 •		197	150
0.342% due 04/25/2037 •		3,068	1,927
Ownit Mortgage Loan Trust 0.382% due 09/25/2037 •		5,560	5,224
OZLM Ltd.
1.185% due 05/16/2030 •		600	600
1.232% due 10/20/2031 •		300	300
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •		500	499
Palmer Square Loan Funding Ltd. 0.971% due 07/20/2029 •		2,200	2,198
Renaissance Home Equity Loan Trust
0.962% due 06/25/2033 •		1,822	1,763
1.202% due 09/25/2037 •		812	441

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

Residential Asset Securities Corp. Trust
0.382% due 09/25/2036 •		2,185	2,150
0.582% due 08/25/2036 •		361	337
Romark CLO Ltd. 1.154% due 10/23/2030 •		900	900
Saranac CLO Ltd. 1.259% due 08/13/2031 •		3,900	3,901
Saxon Asset Securities Trust 0.412% due 09/25/2037 •		91	89
Sculptor CLO Ltd. 1.394% due 01/15/2031 •		3,400	3,401
Securitized Asset-Backed Receivables LLC Trust
0.602% due 05/25/2036 •		995	685
0.777% due 10/25/2035 •		3,500	3,494
SLM Student Loan Trust 1.624% due 04/25/2023 •		206	208
Sound Point CLO Ltd.
1.104% due 07/25/2030 •		1,300	1,301
1.114% due 01/23/2029 •		2,959	2,960
1.182% due 10/20/2028 •		2,335	2,336
Soundview Home Loan Trust
0.302% due 06/25/2037 •		838	732
1.053% due 10/25/2037 •		110	101
Specialty Underwriting & Residential Finance Trust
0.262% due 09/25/2037 •		12,405	8,328
0.302% due 04/25/2037 •		3,459	2,833
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •		1,097	1,097
Structured Asset Securities Corp. Mortgage Loan Trust
0.672% due 10/25/2036 •		263	261
1.599% due 04/25/2035 •		7	7
TCI-Symphony CLO Ltd. 1.138% due 10/13/2032 •		7,200	7,216
TCW CLO Ltd. 1.124% due 04/25/2031 •		4,000	3,994
TICP CLO Ltd. 0.972% due 04/20/2028 •		1,530	1,531
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	1,500	1,707
Venture CLO Ltd.
1.004% due 04/15/2027 •		$265	265
1.004% due 07/15/2027 •		90	90
1.032% due 10/20/2028 •		651	651
1.122% due 07/20/2030 •		5,800	5,793
1.146% due 09/07/2030 •		800	800
1.182% due 07/20/2030 •		3,500	3,501
1.232% due 01/20/2029 •		2,900	2,901
Vibrant CLO Ltd. 1.172% due 09/15/2030 •		1,900	1,903
Voya CLO Ltd.
1.032% due 07/20/2029 •		3,260	3,259
1.124% due 10/15/2030 •		1,000	1,000
Wellfleet CLO Ltd. 1.022% due 07/20/2029 •		1,463	1,462
Wells Fargo Home Equity Asset-Backed Securities Trust 2.502% due 12/25/2034 •		137	141

Total Asset-Backed Securities (Cost $277,434)			275,438

SOVEREIGN ISSUES 5.3%
Australia Government International Bond
1.250% due 02/21/2022	AUD	2,011	1,465
3.000% due 09/20/2025		1,998	1,682
Autonomous City of Buenos Aires 39.182% (BADLARPP + 5.000%) due 01/23/2022 ~	ARS	1,314	6
Canada Government Real Return Bond 4.250% due 12/01/2026 (f)	CAD	1,091	1,089
Denmark Government International Bond 0.100% due 11/15/2023 (f)	DKK	3,807	615
France Government International Bond
0.250% due 07/25/2024 (f)	EUR	9,726	11,914
2.100% due 07/25/2023 (f)		550	671
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (f)		43,802	54,205
1.400% due 05/26/2025 (f)		14,938	18,482
Japan Government International Bond
0.005% due 03/10/2031 (f)	JPY	1,221,761	11,041
0.100% due 03/10/2028 (f)		2,338,371	21,040
0.100% due 03/10/2029 (f)		4,103,129	37,079
Mexico Government International Bond 4.500% due 11/22/2035 (f)	MXN	1,422	80
New Zealand Government International Bond
2.000% due 09/20/2025	NZD	394	291
3.000% due 09/20/2030		2,891	2,425
Peru Government International Bond 5.940% due 02/12/2029	PEN	959	247

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

Qatar Government International Bond 3.875% due 04/23/2023		$352	366
Saudi Government International Bond 4.000% due 04/17/2025		601	648
United Kingdom Gilt 1.250% due 11/22/2027 (f)	GBP	4,181	7,315

Total Sovereign Issues (Cost $173,901)			170,661

		SHARES
COMMON STOCKS 0.3%
CONSUMER DISCRETIONARY 0.3%
Hilton Worldwide Holdings, Inc. (c)		34,800	5,429
Marriott International, Inc. 'A' (c)		33,800	5,585

Total Common Stocks (Cost $9,813)			11,014

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(g)		223,000	248

Total Preferred Securities (Cost $240)			248

REAL ESTATE INVESTMENT TRUSTS 19.6%
REAL ESTATE 19.6%
Agree Realty Corp.		101,537	7,246
Alexandria Real Estate Equities, Inc.		42,723	9,525
American Assets Trust, Inc.		141,438	5,308
American Campus Communities, Inc.		184,045	10,544
American Homes 4 Rent 'A'		279,279	12,179
American Tower Corp.		47,370	13,856
Americold Realty Trust		272,884	8,948
Apartment Income REIT Corp.		103,777	5,673
AvalonBay Communities, Inc.		65,629	16,577
Boston Properties, Inc.		89,000	10,251
Camden Property Trust		86,532	15,462
Crown Castle International Corp.		56,264	11,745
CubeSmart		120,356	6,849
Digital Realty Trust, Inc.		102,164	18,070
Duke Realty Corp.		234,328	15,381
Equinix, Inc.		7,545	6,382
Equity LifeStyle Properties, Inc.		208,952	18,317
Equity Residential		166,304	15,050
Essential Properties Realty Trust, Inc.		126,926	3,659
Essex Property Trust, Inc.		42,699	15,040
Extra Space Storage, Inc.		51,457	11,667
First Industrial Realty Trust, Inc.		110,258	7,299
Gaming and Leisure Properties, Inc.		182,506	8,881
Healthcare Realty Trust, Inc.		230,686	7,299
Healthpeak Properties, Inc.		144,788	5,225
Host Hotels & Resorts, Inc. (c)		1,016,606	17,679
Hudson Pacific Properties, Inc.		311,967	7,709
InvenTrust Properties Corp.		231,200	6,302
Invitation Homes, Inc.		696,837	31,595
Kilroy Realty Corp.		111,299	7,397
Kimco Realty Corp.		215,183	5,304
Life Storage, Inc.		121,450	18,604
Medical Properties Trust, Inc.		232,715	5,499
MGM Growth Properties LLC		593,067	24,227
Mid-America Apartment Communities, Inc.		45,477	10,434
Paramount Group, Inc.		445,500	3,715
Prologis, Inc.		235,885	39,714
Public Storage		73,518	27,537
Regency Centers Corp.		90,047	6,785
Retail Opportunity Investments Corp.		319,786	6,268
Rexford Industrial Realty, Inc.		86,712	7,033
Ryman Hospitality Properties, Inc. (c)		140,700	12,939
SBA Communications Corp.		31,197	12,136
Simon Property Group, Inc.		73,594	11,758
SITE Centers Corp.		609,695	9,651
Sun Communities, Inc.		86,266	18,113
Sunstone Hotel Investors, Inc. (c)		565,082	6,628
Terreno Realty Corp.		89,832	7,662
UDR, Inc.		195,461	11,726
Ventas, Inc.		217,148	11,101
VICI Properties, Inc.		517,570	15,584
Vornado Realty Trust		199,299	8,343
Welltower, Inc.		106,888	9,168

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

WP Carey, Inc.	96,146	7,889

Total Real Estate Investment Trusts (Cost $500,702)		634,933

SHORT-TERM INSTRUMENTS 11.9%
REPURCHASE AGREEMENTS (h) 1.5%		48,100

U.S. TREASURY BILLS 9.5%
0.053% due 01/20/2022 - 05/05/2022 (b)(d)(e)(k)	$308,985	308,943

U.S. TREASURY CASH MANAGEMENT BILLS 0.8%
0.051% due 03/01/2022 - 03/15/2022 (d)(e)	13,900	13,899
0.051% due 03/08/2022 (d)(e)	13,300	13,299

		27,198

Total Short-Term Instruments (Cost $384,245)		384,241

Total Investments in Securities (Cost $4,854,779)		5,032,438

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	12,545	122

Total Short-Term Instruments (Cost $124)		122

Total Investments in Affiliates (Cost $124)		122

Total Investments 155.5% (Cost $4,854,903)		$5,032,560
Financial Derivative Instruments (j)(l) 2.4%(Cost or Premiums, net $112)		78,808
Other Assets and Liabilities, net (57.9)%		(1,875,392)

Net Assets 100.0%		$3,235,976

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Security did not produce income within the last twelve months.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	0.040%	12/31/2021	01/03/2022	$48,100	U.S. Treasury Notes 1.250% due 12/31/2026	$(49,018)	$48,100	$48,100

Total Repurchase Agreements	$(49,018)	$48,100	$48,100

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

GRE	0.090%	12/01/2021	01/12/2022	$(288,557)	$(288,581)
0.090	12/13/2021	01/12/2022	(98,888)	(98,893)
0.120	12/07/2021	01/07/2022	(28,280)	(28,283)
0.120	12/10/2021	01/10/2022	(55,065)	(55,069)
0.120	12/14/2021	01/04/2022	(780,938)	(780,990)
0.120	12/17/2021	01/04/2022	(6,119)	(6,119)
0.150	12/20/2021	01/03/2022	(9,450)	(9,451)

Total Reverse Repurchase Agreements	$(1,267,386)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

CSN	0.100%	12/27/2021	01/03/2022	$(9,943)	$(9,943)
0.120	12/27/2021	01/03/2022	(105,214)	(105,217)
GSC	0.000	12/20/2021	01/03/2022	(164,600)	(164,600)
0.090	12/31/2021	01/03/2022	(72,884)	(72,884)
MSC	0.020	12/30/2021	01/03/2022	(29,843)	(29,843)

Total Sale-Buyback Transactions	$(382,487)

(i)	Securities with an aggregate market value of $1,657,594 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,126,574) at a weighted average interest rate of 0.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2023	1,083	$308,788	$(302)	$0	$(31)
California Carbon Allowance Vintage December Futures	12/2022	730	24,543	1,822	270	0
Call Options Strike @ EUR 113.500 on Euro-Schatz Bond March 2022 Futures (1)	02/2022	650	4	(1)	0	0
Call Options Strike @ EUR 113.900 on Euro-Schatz Bond March 2022 Futures (1)	02/2022	1,400	8	(1)	0	0
Euro-Bund 10-Year Bond March Futures	03/2022	410	79,993	(1,219)	0	(65)
U.S. Treasury 5-Year Note March Futures	03/2022	1,500	181,465	(93)	106	0
U.S. Treasury 10-Year Note March Futures	03/2022	662	86,370	206	41	0
WTI Crude December Futures	11/2022	376	26,256	1,852	0	(605)

$2,264	$417	$(701)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Brent Crude December Futures	10/2022	376	$(27,580)	$(1,754)	$605	$0
Euro-Bobl March Futures	03/2022	557	(84,493)	658	25	0
Euro-BTP Italy Government Bond March Futures	03/2022	29	(4,854)	114	7	0
Euro-Buxl 30-Year Bond March Futures	03/2022	428	(100,740)	5,303	166	0
Euro-OAT France Government 10-Year Bond March Futures	03/2022	26	(4,829)	66	5	0
Euro-Schatz March Futures	03/2022	5,564	(709,667)	975	0	(32)
Japan Government 10-Year Bond March Futures	03/2022	53	(69,845)	203	120	0
U.S. Treasury 2-Year Note March Futures	03/2022	982	(214,245)	122	0	(46)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures	03/2022	615	(90,059)	(1,615)	0	(163)
U.S. Treasury 30-Year Bond March Futures	03/2022	297	(47,650)	(189)	0	(167)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	299	(58,940)	456	0	(467)
United Kingdom Long Gilt March Futures	03/2022	197	(33,305)	102	0	(107)

$4,441	$928	$(982)

Total Futures Contracts	$6,705	$1,345	$(1,683)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2022	0.248%	EUR	1,200	$8	$3	$11	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	0.900%	Annual	03/21/2023	GBP	285,000	$(123)	$(354)	$(477)	$73	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	1.184	Annual	03/21/2023	81,500	0	17	17	21	0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.013	Annual	03/20/2024	285,000	67	582	649	0	(4)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	1.248	Annual	03/20/2024	81,500	0	59	59	0	(1)
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	21,200	669	(72)	597	0	(115)
Pay(6)	3-Month EUR-EURIBOR	0.526	Annual	11/21/2023	EUR	29,100	0	(116)	(116)	0	(2)
Pay	CPTFEMU	1.380	Maturity	03/15/2031	2,900	(20)	(306)	(326)	0	(15)
Receive	CPURNSA	2.419	Maturity	03/05/2026	$4,400	0	296	296	0	(3)
Receive	CPURNSA	2.768	Maturity	05/13/2026	8,500	0	389	389	0	(4)
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	143	143	0	(2)
Receive	CPURNSA	2.703	Maturity	05/25/2026	2,240	0	108	108	0	(1)
Receive	CPURNSA	2.690	Maturity	06/01/2026	4,100	0	198	198	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028	4,900	0	178	178	0	(9)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

Receive	CPURNSA	2.645	Maturity	09/10/2028	3,100	0	87	87	0	(6)
Pay	CPURNSA	2.006	Maturity	11/30/2030	8,200	0	(1,019)	(1,019)	29	0
Pay	UKRPI	3.330	Maturity	01/15/2025	GBP	36,500	524	(3,149)	(2,625)	397	0
Pay	UKRPI	3.480	Maturity	01/15/2030	14,300	247	(2,003)	(1,756)	143	0
Pay	UKRPI	3.450	Maturity	01/15/2031	7,500	(97)	(1,256)	(1,353)	55	0
Pay	UKRPI	3.624	Maturity	02/15/2031	4,300	0	(641)	(641)	35	0
Pay	UKRPI	3.750	Maturity	04/15/2031	7,300	3	(939)	(936)	53	0
Pay	UKRPI	3.566	Maturity	03/15/2036	1,500	0	(252)	(252)	11	0
Pay	UKRPI	3.580	Maturity	03/15/2036	4,500	(28)	(709)	(737)	34	0
Pay	UKRPI	3.515	Maturity	02/15/2041	8,900	(696)	(1,089)	(1,785)	70	0

$546	$(9,848)	$(9,302)	$921	$(164)

Total Swap Agreements	$554	$(9,845)	$(9,291)	$921	$(164)

(k)

Securities with an aggregate market value of $9,977 and cash of $12,702 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	Future styled option.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $0 and liability of $(51) for closed swap agreements is outstanding at period end.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	$78	MXN	1,615	$1	$0
02/2022	CAD	3,477	$2,757	10	(2)
02/2022	GBP	2,013	2,687	0	(37)
02/2022	JPY	369,500	3,223	10	0
02/2022	$15,309	AUD	21,475	317	0
03/2022	MXN	1,615	$77	0	(1)
04/2022	DKK	93,494	14,768	428	0
BPS	01/2022	MXN	1,615	79	0	0
01/2022	$3	IDR	47,677	0	0
02/2022	AUD	4,264	$3,113	11	0
02/2022	CAD	19,572	15,279	0	(192)
02/2022	JPY	317,200	2,780	21	0
02/2022	$1,250	EUR	1,104	8	0
04/2022	DKK	168,635	$26,025	238	(78)
CBK	02/2022	$15,265	NOK	138,355	433	0
04/2022	DKK	306,997	$47,872	807	(22)
04/2022	$1,192	DKK	7,810	6	0
GLM	02/2022	JPY	264,000	$2,331	35	0
02/2022	$1,100	EUR	969	4	0
02/2022	1,405	GBP	1,054	22	0
04/2022	DKK	8,650	$1,314	0	(13)
HUS	01/2022	CNH	6,322	982	0	(11)
01/2022	$14	IDR	204,901	0	0
02/2022	EUR	127,912	$146,818	1,062	0
02/2022	JPY	5,166,745	45,429	498	0
02/2022	$1,235	EUR	1,090	7	0
04/2022	DKK	118,665	$18,586	385	0
04/2022	$4,235	DKK	27,085	0	(81)
JPM	01/2022	CNH	8,884	$1,387	0	(9)
02/2022	JPY	370,800	3,252	28	0
02/2022	NZD	22,624	15,246	0	(240)
02/2022	$1,091	GBP	811	6	0
04/2022	DKK	5,590	$857	0	(1)
MYI	02/2022	JPY	1,479,800	13,013	144	0
02/2022	NZD	3,372	2,363	55	0
04/2022	DKK	279,221	44,070	1,243	0
SCX	01/2022	CNH	3,476	541	0	(6)
01/2022	$1,710	CAD	2,164	1	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

	01/2022		2,982	CNH	19,082		16	0
	02/2022		1,060	EUR	937		8	0
UAG	02/2022	GBP	9,182		$12,338		0	(88)
	02/2022		$1,993	CAD	2,539		14	0
	02/2022		1,989	GBP	1,499		40	0

Total Forward Foreign Currency Contracts							$5,858	$(781)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800%	02/16/2022	9,600	$(11)	$(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	5,100	(7)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	3,300	(5)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	3,500	(5)	(3)
BRC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,000	(2)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	7,700	(9)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	2,600	(3)	(2)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	3,200	(17)	(1)
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	3.750	01/19/2022	700	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	02/16/2022	500	(4)	0
	Put - OTC iTraxx Crossover 36 5-Year Index		Sell	4.250	03/16/2022	700	(3)	(1)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.750	01/19/2022	3,200	(4)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	01/19/2022	800	(1)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	03/16/2022	6,200	(6)	(3)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	13,900	(18)	(5)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.950	03/16/2022	3,500	(4)	(1)
CBK	Put - OTC CDX.IG-37 5-Year Index		Sell	0.850	01/19/2022	2,200	(2)	0
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	1,400	(8)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.800	02/16/2022	500	(1)	0
GST	Put - OTC CDX.HY-36 5-Year Index		Sell	102.000	01/19/2022	1,100	(5)	0
	Put - OTC CDX.IG-36 5-Year Index		Sell	0.725	01/19/2022	4,700	(5)	0
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	03/16/2022	7,200	(8)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	6,600	(7)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	4,300	(7)	(3)
JPM	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	03/16/2022	9,300	(12)	(3)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	4,400	(7)	(3)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	4,600	(6)	(3)
	Put - OTC iTraxx Crossover 35 5-Year Index		Sell	3.500	01/19/2022	600	(3)	0
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	03/16/2022	7,200	(9)	(3)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	8,900	(11)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.900	04/20/2022	3,900	(7)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	4,500	(6)	(2)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.850	04/20/2022	5,200	(8)	(4)
	Put - OTC iTraxx Europe 36 5-Year Index		Sell	0.900	04/20/2022	3,300	(4)	(2)

							$(220)	$(55)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC 1-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	(0.526)%	11/17/2022	58,300	$(91)	$(13)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		700	$(4)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.578	01/06/2022		700	(2)	0
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052		100.297	03/07/2022		300	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		97.859	01/06/2022		800	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		97.898	01/06/2022		800	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		98.172	01/06/2022		1,000	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		99.859	01/06/2022		800	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		99.898	01/06/2022		800	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		100.172	01/06/2022		1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052		100.344	02/07/2022		600	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052		103.758	03/07/2022		200	0	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	300	(1)	(1)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	300	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	600	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	600	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	600	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	600	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	600	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	400	0	0
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	1,200	(3)	(3)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	1,200	(3)	(3)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	1,400	(3)	(3)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	1,100	(3)	(2)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	1,400	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	2,600	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	1,400	(7)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	1,700	(7)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	2,600	(10)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	1,700	(8)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,000	(3)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	1,400	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	1,700	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	1,500	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	5,500	(18)	(15)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	1,300	(5)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,300	(4)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	1,500	(6)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	1,600	(4)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	2,500	(8)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	1,600	(5)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	3,200	(8)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	1,500	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	1,400	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	1,700	(5)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	1,400	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	1,700	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	1,000	(3)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	800	(2)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	2,000	(6)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	800	(1)	(1)

					$(215)	$(95)

Total Written Options					$(526)	$(163)

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity		Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EURMARGIN 1Q22		$5.820	Maturity	03/31/2022	300,000	$84	$732	$816	$0

TOTAL RETURN SWAPS ON COMMODITY AND EQUITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	AMZX Index	54,463	0.680% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	$60,992	$0	$1,018	$1,018	$0
	Receive	AMNAX Index	296,614	0.800% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/21/2022	167,648	0	1,566	1,566	0
	Receive	AMNAX Index	32,676	0.790% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	18,571	0	70	70	0
	Receive	AMZX Index	12,220	0.670% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	13,803	0	110	110	0
BPS	Receive	BCOMF1NTC Index	50,338	0.120%	Monthly	02/15/2022	6,407	0	0	0	0
	Receive	BCOMTR Index	968,521	0.205% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	197,576	0	7,543	7,543	0
	Receive	CSIXTR Index	36,931	0.275% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	183,882	0	8,879	8,879	0
BRC	Receive	DWRTFT Index	4,204	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	03/16/2022	62,582	0	(23)	0	(23)
CBK	Receive	DWRTFT Index	1,322	0.454% (1-Month USD-LIBOR plus a specified spread)	Monthly	05/11/2022	19,680	0	(7)	0	(7)
	Receive	AMZX Index	70,584	0.644% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/17/2022	76,476	0	3,866	3,866	0
FAR	Receive	DWRTFT Index	8,757	0.469% (1-Month USD-LIBOR plus a specified spread)	Monthly	09/28/2022	125,249	0	5,084	5,084	0
GST	Receive	BCOMTR Index	765,679	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	156,197	0	5,961	5,961	0
	Receive	CSIXTR Index	75,307	0.255% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	374,961	0	18,110	18,110	0
JPM	Receive	BCOMTR Index	1,049,840	0.215% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	214,165	0	8,175	8,175	0
	Receive	CSIXTR Index	3,083	0.265% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/15/2022	15,349	0	741	741	0
	Receive	DWRTFT Index	1,788	0.560% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/12/2022	26,617	0	(9)	0	(9)
MYI	Receive	DWRTFT Index	13,945	0.449% (1-Month USD-LIBOR plus a specified spread)	Monthly	01/05/2022	199,451	0	8,098	8,098	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

UAG	Receive	DWRTFT Index	844	0.464% (1-Month USD-LIBOR plus a specified spread)	Monthly	08/24/2022	12,564	0	(5)	0	(5)
	Receive	DWRTFT Index	2,754	0.509% (1-Month USD-LIBOR plus a specified spread)	Monthly	10/26/2022	39,390	0	1,598	1,598	0

								$0	$70,775	$70,819	$(44)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	Aircastle Ltd.	257,500	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	$14,078	$0	$(14)	$0	$(14)
	Receive	Alexandria Real Estate Equities, Inc.	80,100	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	17,859	0	75	75	0
	Receive	American Homes 4 Rent	523,400	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	22,825	0	(22)	0	(22)
	Receive	American Tower Corp.	110,600	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	32,350	0	124	124	0
	Receive	Americold Realty Trust	259,500	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	8,509	0	49	49	0
	Receive	AvalonBay Communities, Inc.	136,400	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	34,453	0	184	184	0
	Receive	Digital Realty Trust, Inc.	90,100	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	15,936	0	37	37	0
	Receive	Duke Realty Corp.	436,500	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	28,652	0	(27)	0	(27)
	Receive	Equinix, Inc.	17,500	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	14,802	0	(14)	0	(14)
	Receive	Equity LifeStyle Properties, Inc.	316,000	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	27,701	0	88	88	0
	Receive	Equity Residential	360,500	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	32,625	0	186	186	0
	Receive	First Industrial Realty Trust, Inc.	214,600	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	14,207	0	44	44	0
	Receive	Gaming and Leisure Properties, Inc.	228,300	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	11,109	0	44	44	0

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

	Receive	Invitation Homes, Inc.	1,070,100	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	48,518	0	(45)	0	(45)
	Receive	Medical Properties Trust, Inc.	754,600	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	17,831	0	5	5	0
	Receive	MGM Growth Properties LLC	816,000	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	33,334	0	398	398	0
	Receive	Prologis, Inc.	461,200	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	77,648	0	(73)	0	(73)
	Receive	Public Storage	130,800	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	48,992	0	(46)	0	(46)
	Receive	Rexford Industrial Realty, Inc.	180,200	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	14,616	0	30	30	0
	Receive	SBA Communications Corp.	62,100	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	24,158	0	(22)	0	(22)
	Receive	Simon Property Group, Inc.	318,900	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	50,951	0	(48)	0	(48)
	Receive	Sun Communities, Inc.	210,400	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	44,178	0	133	133	0
	Receive	Vici Properities, Inc.	808,100	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	24,332	0	268	268	0
	Receive	Welltower, Inc.	293,300	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	25,156	0	(24)	0	(24)
	Receive	WP Carey, Inc.	167,700	0.380% (1-Month USD-LIBOR plus a specified spread)	Monthly	12/07/2022	13,760	0	164	164	0

								$0	$1,494	$1,829	$(335)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.347%	Maturity	03/04/2022	$18,753	$0	$441	$441	$0

Total Swap Agreements								$84	$73,442	$73,905	$(379)

(1)				Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(3)				Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Consolidated Schedule of Investments PIMCO All Asset: Multi-Real Fund (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$150,657	$0	$150,657
Industrials	0	1,428	0	1,428
Utilities	0	386	0	386
U.S. Government Agencies	0	80,962	0	80,962
U.S. Treasury Obligations	0	3,306,999	0	3,306,999
Non-Agency Mortgage-Backed Securities	0	15,471	0	15,471
Asset-Backed Securities	0	275,438	0	275,438
Sovereign Issues	0	170,661	0	170,661
Common Stocks
Consumer Discretionary	11,014	0	0	11,014
Preferred Securities
Banking & Finance	0	248	0	248
Real Estate Investment Trusts
Real Estate	634,933	0	0	634,933
Short-Term Instruments
Repurchase Agreements	0	48,100	0	48,100
U.S. Treasury Bills	0	308,943	0	308,943
U.S. Treasury Cash Management Bills	0	27,198	0	27,198

	$645,947	$4,386,491	$0	$5,032,438
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$122	$0	$0	$122

Total Investments	$646,069	$4,386,491	$0	$5,032,560

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,198	1,068	0	2,266
Over the counter	0	79,763	0	79,763

	$1,198	$80,831	$0	$82,029
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(840)	(1,007)	0	(1,847)
Over the counter	0	(1,323)	0	(1,323)

	$(840)	$(2,330)	$0	$(3,170)

Total Financial Derivative Instruments	$358	$78,501	$0	$78,859

Totals	$646,427	$4,464,992	$0	$5,111,419

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.9% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.3%
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	150	$186

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.943% due 01/10/2030		$75	88

Total Corporate Bonds & Notes (Cost $271)			274

MUNICIPAL BONDS & NOTES 0.7%
ILLINOIS 0.0%
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042		16	18

WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040		380	497

Total Municipal Bonds & Notes (Cost $498)			515

U.S. GOVERNMENT AGENCIES 5.5%
Fannie Mae
0.442% due 09/25/2042 •		3	3
0.452% due 07/25/2037 •		6	6
0.482% due 07/25/2037 •		9	9
0.502% due 09/25/2035 •		20	20
0.512% due 09/25/2035 •		41	41
0.702% due 01/25/2051 •		14	15
0.822% due 06/25/2037 •		75	77
1.540% due 09/01/2035 •		1	1
2.090% due 06/01/2035 •		1	1
2.220% due 06/01/2035 •		1	1
2.248% due 12/01/2033 •		1	1
2.345% due 06/01/2034 •		2	2
4.000% due 04/25/2041		797	834
Freddie Mac
0.490% due 03/15/2037 •		73	74
0.810% due 08/15/2037 •		104	106
0.820% due 10/15/2037 •		18	18
0.830% due 05/15/2037 - 09/15/2037 •		121	123
1.980% due 06/01/2035 •		1	1
2.145% due 11/01/2034 •		1	1
4.000% due 01/01/2048 - 03/01/2049		22	24
5.000% due 05/01/2023 - 01/01/2039		146	169
5.500% due 01/01/2035 - 03/01/2039		28	32
6.000% due 08/01/2027 - 12/01/2037		10	12
Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042		497	569
6.000% due 07/15/2037 - 08/15/2037		4	5
Small Business Administration 4.430% due 05/01/2029		15	16
Uniform Mortgage-Backed Security
4.000% due 01/01/2025 - 06/01/2026		9	10
4.500% due 05/01/2023 - 02/01/2044		289	313
5.000% due 11/01/2025 - 01/01/2029		6	6
5.500% due 02/01/2022 - 09/01/2041		796	900
6.000% due 10/01/2026 - 05/01/2041		567	653

Total U.S. Government Agencies (Cost $4,098)			4,043

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Inflation Protected Securities (f)
0.625% due 02/15/2043 (f)		105	131
0.750% due 02/15/2045 (f)		117	152
1.000% due 02/15/2046 (f)		72	99
1.375% due 02/15/2044 (f)		748	1,068

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Total U.S. Treasury Obligations (Cost $1,393)		1,450

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
Banc of America Mortgage Trust
2.687% due 07/25/2035 ^~	26	26
3.450% due 05/25/2033 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.734% due 11/25/2034 ~	0	1
3.000% due 11/25/2034 ~	3	3
Bear Stearns ALT-A Trust
2.459% due 10/25/2035 ^~	133	127
2.868% due 09/25/2035 ^~	62	47
Chase Mortgage Finance Trust
2.776% due 12/25/2035 ^~	19	18
2.780% due 09/25/2036 ^~	25	23
6.000% due 12/25/2036	24	15
Countrywide Alternative Loan Trust
0.482% due 09/25/2046 ^•	137	135
0.662% due 02/25/2037 •	45	40
Countrywide Home Loan Mortgage Pass-Through Trust
2.510% due 02/20/2035 ~	1	1
2.673% due 11/25/2034 ~	27	28
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 0.762% due 02/25/2036 •	325	334
GSR Mortgage Loan Trust
2.629% due 11/25/2035 ~	1	1
2.851% due 09/25/2035 ~	1	1
3.139% due 11/25/2035 ^~	55	53
6.000% due 02/25/2036 ^	505	302
6.000% due 07/25/2037 ^	133	112
HarborView Mortgage Loan Trust
0.344% due 12/19/2036 ^•	298	299
0.444% due 12/19/2036 ^•	21	19
0.584% due 06/19/2035 •	123	123
3.245% due 06/19/2036 ^~	139	98
IndyMac INDX Mortgage Loan Trust
0.282% due 02/25/2037 ^•	164	163
2.975% due 06/25/2036 ~	295	297
JP Morgan Alternative Loan Trust 2.695% due 05/25/2036 ^~	138	101
JP Morgan Mortgage Trust
2.301% due 07/25/2035 ~	10	11
2.538% due 10/25/2036 ~	11	9
3.226% due 10/25/2036 ^~	71	62
Legacy Mortgage Asset Trust 1.875% due 10/25/2068 þ	454	452
Lehman Mortgage Trust 6.000% due 09/25/2037 ^	103	104
MASTR Adjustable Rate Mortgages Trust 2.409% due 07/25/2035 ^~	19	18
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 0.550% due 12/15/2030 •	3	3
Merrill Lynch Alternative Note Asset Trust 0.702% due 03/25/2037 •	185	67
Merrill Lynch Mortgage Investors Trust
1.926% due 05/25/2033 ~	2	2
2.953% due 09/25/2035 ^~	55	49
Mortgage Equity Conversion Asset Trust 0.780% due 05/25/2042 •	248	240
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035 ^þ	6	4
Prime Mortgage Trust 6.000% due 06/25/2036 ^	23	23
Residential Accredit Loans, Inc. Trust
0.272% due 01/25/2037 •	266	253
0.402% due 02/25/2037 •	147	149
0.462% due 07/25/2036 •	469	244
0.472% due 08/25/2036 •	253	246
0.482% due 09/25/2036 ^•	429	444
Structured Adjustable Rate Mortgage Loan Trust
0.402% due 10/25/2035 •	1	1
1.482% due 01/25/2035 ^•	2	2
2.431% due 02/25/2034 ~	1	1
Thornburg Mortgage Securities Trust 1.811% due 06/25/2047 ^•	115	96
WaMu Mortgage Pass-Through Certificates Trust
1.725% due 10/25/2046 •	11	11
3.051% due 02/25/2037 ^~	41	41

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Wells Fargo Mortgage-Backed Securities Trust 2.715% due 12/25/2036 ^~	57	57

Total Non-Agency Mortgage-Backed Securities (Cost $4,854)		4,957

ASSET-BACKED SECURITIES 16.9%
ACE Securities Corp. Home Equity Loan Trust 0.222% due 10/25/2036 •	1	1
Asset-Backed Securities Corp. Home Equity Loan Trust 1.062% due 07/25/2035 •	104	105
Bear Stearns Asset-Backed Securities Trust 0.342% due 06/25/2047 •	754	751
Citigroup Mortgage Loan Trust
0.262% due 12/25/2036 •	131	88
0.282% due 01/25/2037 •	1,147	1,020
Countrywide Asset-Backed Certificates
0.242% due 04/25/2047 •	158	155
0.252% due 05/25/2037 •	6	5
0.642% due 03/25/2036 •	199	196
First Franklin Mortgage Loan Trust 0.422% due 04/25/2036 •	19	19
Fremont Home Loan Trust 0.262% due 08/25/2036 •	2,084	907
GSAMP Trust 0.152% due 12/25/2046 •	323	207
Long Beach Mortgage Loan Trust
0.402% due 05/25/2036 •	118	80
0.642% due 05/25/2046 •	727	336
Massachusetts Educational Financing Authority 1.074% due 04/25/2038 •	29	29
MASTR Asset-Backed Securities Trust
0.152% due 01/25/2037 •	2,716	1,032
0.312% due 05/25/2037 •	483	475
0.682% due 12/25/2035 •	74	74
Merrill Lynch Mortgage Investors Trust 0.602% due 07/25/2037 •	411	139
Morgan Stanley ABS Capital, Inc. Trust
0.232% due 02/25/2037 •	1,112	791
0.237% due 11/25/2036 •	974	750
0.312% due 01/25/2037 •	462	283
Morgan Stanley Home Equity Loan Trust 0.202% due 12/25/2036 •	475	294
Option One Mortgage Loan Trust 0.242% due 01/25/2037 •	864	618
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 1.752% due 12/25/2034 •	124	129
PRET LLC
1.744% due 07/25/2051 þ	385	382
1.868% due 07/25/2051 þ	290	288
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036 þ	750	374
Residential Asset Mortgage Products Trust 1.782% due 08/25/2035 •	700	705
Residential Asset Securities Corp. Trust 0.402% due 08/25/2036 •	22	22
Securitized Asset-Backed Receivables LLC Trust
0.182% due 08/25/2036 •	395	167
0.582% due 07/25/2036 •	219	126
1.062% due 01/25/2036 ^•	388	361
SG Mortgage Securities Trust 0.242% due 10/25/2036 •	285	277
Soundview Home Loan Trust 1.003% due 10/25/2037 •	717	658
Structured Asset Securities Corp. Mortgage Loan Trust
0.237% due 07/25/2036 •	84	83
0.442% due 12/25/2036 •	45	45
Theorem Funding Trust 1.210% due 12/15/2027	467	466

Total Asset-Backed Securities (Cost $12,559)		12,438

SOVEREIGN ISSUES 0.8%
Brazil Government International Bond 4.750% due 01/14/2050	420	374

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

Israel Government International Bond 5.500% due 01/31/2022	ILS	600	194

Total Sovereign Issues (Cost $624)			568

		SHARES
COMMON STOCKS 1.4%
CONSUMER DISCRETIONARY 1.4%
Amazon.com, Inc. (b)		300	1,000

Total Common Stocks (Cost $1,020)			1,000

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
JPMorgan Chase & Co. 3.599% (US0003M + 3.470%) due 04/30/2022 ~(g)		132,000	132
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(g)		81,275	128

Total Preferred Securities (Cost $243)			260

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 62.2%
ISRAEL TREASURY BILLS 1.3%
(0.050)% due 08/03/2022 - 12/07/2022 (c)(d)		3,000	965

U.S. TREASURY BILLS 54.6%
0.055% due 01/20/2022 - 04/07/2022 (a)(c)(d)(i)(k)		$40,100	40,094

U.S. TREASURY CASH MANAGEMENT BILLS 6.3%
0.056% due 03/01/2022 (d)(e)(k)		4,600	4,600

Total Short-Term Instruments (Cost $45,646)			45,659

Total Investments in Securities (Cost $71,206)			71,164

		SHARES
INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III		82,492	802

Total Short-Term Instruments (Cost $806)			802

Total Investments in Affiliates (Cost $806)			802

Total Investments 98.0% (Cost $72,013)			$71,966
Financial Derivative Instruments (h)(j) (0.5)%(Cost or Premiums, net $434)			(387)
Other Assets and Liabilities, net 2.5%			1,831

Net Assets 100.0%			$73,410

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$700	$(698)	$(697)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	800	(814)	(814)

Total Short Sales (2.1)%	$(1,512)	$(1,511)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2022	28	$6,927	$(41)	$0	$0
U.S. Treasury 2-Year Note March Futures	03/2022	11	2,400	(5)	1	0
U.S. Treasury 30-Year Bond March Futures	03/2022	25	4,011	5	14	0
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	5	986	13	7	0

$(28)	$22	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2024	28	$(6,880)	$22	$0	$(1)
E-mini S&P 500 Index March Futures	03/2022	85	(20,224)	(426)	59	0
Euro-Bund 10-Year Bond March Futures	03/2022	7	(1,366)	21	1	0
U.S. Treasury 5-Year Note March Futures	03/2022	143	(17,300)	10	0	(10)
U.S. Treasury 10-Year Note March Futures	03/2022	45	(5,871)	(30)	0	(3)

$(403)	$60	$(14)

Total Futures Contracts	$(431)	$82	$(14)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.618%		$700	$12	$0	$12	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593		400	1	2	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974		200	(1)	1	0	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2022	0.659		200	7	(3)	4	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614		300	2	3	5	0	0

							$21	$3	$24	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly		12/20/2026		$600	$14	$1	$15	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	1,400	$(3)	$(35)	$(38)	$10	$0
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		900	(16)	43	27	0	(23)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	JPY	77,000	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051		77,000	(47)	9	(38)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028		$300	2	(1)	1	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		200	(4)	0	(4)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Annual	12/15/2031		200	4	(1)	3	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		200	(2)	(1)	(3)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022	BRL	22,700	(20)	(20)	(40)	0	0
Pay	1-Year BRL-CDI	6.572	Maturity	01/02/2023		3,300	0	(24)	(24)	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2025		$16,800	415	(596)	(181)	0	(1)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028		10,800	(628)	(9)	(637)	6	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		6,000	(13)	291	278	0	(2)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		3,500	703	(296)	407	0	(14)
Pay(5)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	EUR	1,500	28	(44)	(16)	0	(1)
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		500	(20)	18	(2)	0	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	JPY	77,000	0	0	0	0	0
Pay	UKRPI	3.475	Maturity	08/15/2030		1,000	(7)	(148)	(155)	12	0
Receive	UKRPI	3.445	Maturity	11/15/2030		100	0	17	17	0	(1)
Receive	UKRPI	3.510	Maturity	11/15/2030		100	0	16	16	0	(1)
Pay	UKRPI	3.272	Maturity	11/15/2040		100	0	(29)	(29)	1	0
Pay	UKRPI	3.273	Maturity	11/15/2040		100	0	(29)	(29)	1	0
Pay	UKRPI	3.340	Maturity	11/15/2040		200	0	(53)	(53)	2	0
Receive	UKRPI	3.051	Maturity	11/15/2050		100	0	45	45	0	(1)
Receive	UKRPI	3.143	Maturity	11/15/2050		100	0	38	38	0	(2)

							$392	$(809)	$(417)	$32	$(52)

Total Swap Agreements							$427	$(805)	$(378)	$32	$(52)

(i)	Securities with an aggregate market value of $1,357 and cash of $989 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	MXN	56,073		$2,694	$0	$(41)
	01/2022	TWD	3,839		139	0	0
	01/2022		$1,413	CNH	9,061	10	0
	01/2022		28	RUB	2,044	0	0
	02/2022	CAD	63		$50	1	0
	02/2022	GBP	75		101	0	(1)
	02/2022		$94	GBP	71	2	0
	03/2022		2,994	MXN	62,851	43	0
BPS	01/2022		2,738		56,073	0	(3)
	05/2022		80	ZAR	1,261	0	(2)
	08/2022		321		5,128	0	(9)
	11/2022		14		223	0	0
BRC	01/2022		303	TWD	8,402	1	0
CBK	01/2022	BRL	393		$71	0	0
	01/2022	ILS	1,372		426	0	(15)
	01/2022		$70	BRL	393	1	0
	01/2022		395	CNH	2,536	4	0
	01/2022		295	ILS	950	11	0
	01/2022		48	RUB	3,572	0	(1)
	02/2022	ILS	900		$278	0	(12)
	02/2022		$279	ILS	900	10	0
	03/2022	ILS	3,701		$1,124	0	(67)
	03/2022		$1,458	ILS	4,701	54	0
	04/2022	MXN	7,544		$348	0	(14)
	05/2022	ZAR	1,261		81	3	0
	06/2022	ILS	1,800		556	0	(25)
	08/2022		1,501		479	0	(6)
	08/2022	ZAR	5,128		326	14	0
	10/2022	ILS	300		96	0	(1)
	11/2022		600		192	0	(2)
	12/2022		600		192	0	(3)
GLM	01/2022	RUB	5,591		77	3	0
	01/2022		$325	CNH	2,089	3	0
	02/2022	GBP	34		$45	0	(1)
	02/2022		$167	EUR	147	1	0
	03/2022	ILS	1,000		$304	0	(17)
	03/2022	MXN	11,494		553	0	(1)
	06/2022		$559	ILS	1,800	21	0
HUS	01/2022	CNH	197		$31	0	0
	01/2022	TWD	48,406		1,743	0	(5)
	01/2022		$729	CNH	4,687	7	0
	02/2022	EUR	462		$526	0	0
	02/2022		$1,352	JPY	153,760	0	(15)
JPM	01/2022	CNH	246		$38	0	0
	02/2022	JPY	156,700		1,374	12	0
	02/2022		$90	GBP	67	1	0
MYI	01/2022	BRL	393		$69	0	(2)
	01/2022	ILS	211		65	0	(3)
	01/2022		$71	BRL	393	0	0
	01/2022		907	TWD	25,182	2	0
	02/2022		68	BRL	393	2	0
SCX	01/2022	CNH	18,042		$2,820	0	(15)
	01/2022		$2	TWD	56	0	0
TOR	03/2022	MXN	43,314		$2,044	0	(44)
UAG	01/2022		$671	TWD	18,619	1	0

Total Forward Foreign Currency Contracts						$207	$(305)

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.850%	03/18/2024	5,600	$54	$43

Total Purchased Options	$54	$43

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.HY-37 5-Year Index	Sell	101.000%	01/19/2022	300	$(1)	$0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	02/16/2022	1,600	(2)	0
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	300	(1)	0
BRC	Put - OTC iTraxx Crossover 36 5-Year Index	Sell	3.750	01/19/2022	400	(2)	0
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.000	02/16/2022	400	(3)	(1)
Put - OTC iTraxx Crossover 36 5-Year Index	Sell	4.250	02/16/2022	900	(5)	(1)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	200	0	0
CBK	Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	700	(1)	0
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	1,400	(2)	0

$(17)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

CBK	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	2.800%	03/18/2024	10,900	$(53)	$(34)

Total Written Options	$(70)	$(36)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Hochtief AG	5.000%	Quarterly	12/20/2025	0.887%	EUR	100	$23	$(4)	$19	$0

TOTAL RETURN SWAPS ON EQUITY INDICES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Pay	S&P 500 Total Return Index	907	0.583% (3-Month USD-LIBOR plus a specified spread)	Quarterly	01/05/2022	$8,669	$0	$(384)	$0	$(384)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Amazon.com, Inc.	300	1.330% (3-Month USD-LIBOR plus a specified spread)	Monthly	01/21/2022	$1,020	$0	$20	$20	$0

Total Swap Agreements	$23	$(368)	$39	$(384)

(k)

Securities with an aggregate market value of $443 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO All Asset: Multi-Short PLUS Fund (Cont.)	December 31, 2021 (Unaudited)

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$186	$0	$186
Industrials	0	88	0	88
Municipal Bonds & Notes
Illinois	0	18	0	18
Washington	0	497	0	497
U.S. Government Agencies	0	4,043	0	4,043
U.S. Treasury Obligations	0	1,450	0	1,450
Non-Agency Mortgage-Backed Securities	0	4,957	0	4,957
Asset-Backed Securities	0	12,438	0	12,438
Sovereign Issues	0	568	0	568
Common Stocks
Consumer Discretionary	1,000	0	0	1,000
Preferred Securities
Banking & Finance	0	260	0	260
Short-Term Instruments
Israel Treasury Bills	0	965	0	965
U.S. Treasury Bills	0	40,094	0	40,094
U.S. Treasury Cash Management Bills	0	4,600	0	4,600

	$1,000	$70,164	$0	$71,164
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$802	$0	$0	$802

Total Investments	$1,802	$70,164	$0	$71,966

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,511)	$0	$(1,511)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	60	55	0	115
Over the counter	0	289	0	289

	$60	$344	$0	$404
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(66)	0	(66)
Over the counter	0	(725)	0	(725)

	$0	$(791)	$0	$(791)

Total Financial Derivative Instruments	$60	$(447)	$0	$(387)

Totals	$1,862	$68,206	$0	$70,068

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 83.1% ¤
ARGENTINA 0.5%
SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
0.500% due 07/09/2030 þ		$6,790	$2,410
1.000% due 07/09/2029		413	151
Autonomous City of Buenos Aires
37.487% (BADLARPP + 3.250%) due 03/29/2024 ~	ARS	3,770	18
39.182% (BADLARPP + 5.000%) due 01/23/2022 ~		6,850	34
Provincia de Buenos Aires 37.922% due 04/12/2025		61,009	268

Total Argentina (Cost $7,171)			2,881

BAHRAIN 0.2%
SOVEREIGN ISSUES 0.2%
Bahrain Government International Bond 6.125% due 07/05/2022		$1,000	1,023

Total Bahrain (Cost $1,012)			1,023

BRAZIL 12.7%
CORPORATE BONDS & NOTES 4.2%
Banco Bradesco S.A. 2.850% due 01/27/2023		$1,400	1,416
Banco BTG Pactual S.A. 4.500% due 01/10/2025		1,400	1,414
Banco do Brasil S.A. 3.875% due 10/10/2022		716	729
Braskem Netherlands Finance BV 4.500% due 01/10/2028		5,000	5,308
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		7,980	8,339
Caixa Economica Federal 3.500% due 11/07/2022		1,470	1,492
Centrais Eletricas Brasileiras S.A. 3.625% due 02/04/2025		400	401
Itau Unibanco Holding S.A. 2.900% due 01/24/2023		1,200	1,214
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (c)(e)		3,151	30
Petrobras Global Finance BV 5.093% due 01/15/2030		2,000	2,084

			22,427

SOVEREIGN ISSUES 8.5%
Brazil Government International Bond
2.625% due 01/05/2023		200	204
2.875% due 06/06/2025		500	509
4.250% due 01/07/2025		2,300	2,439
6.000% due 04/07/2026		200	224
Brazil Letras do Tesouro Nacional
0.000% due 04/01/2022 (c)	BRL	80,300	14,074
0.000% due 07/01/2022 (c)		94,900	16,169
0.000% due 10/01/2022 (c)		74,600	12,326

			45,945

Total Brazil (Cost $70,290)			68,372

CAYMAN ISLANDS 2.1%
CORPORATE BONDS & NOTES 2.1%
KSA Sukuk Ltd. 2.894% due 04/20/2022		$3,612	3,640
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)		7,770	4,303
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		210	207

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

QNB Finance Ltd. 3.500% due 03/28/2024		2,800	2,937

Total Cayman Islands (Cost $11,818)			11,087

CHILE 2.2%
CORPORATE BONDS & NOTES 0.6%
Banco del Estado de Chile 2.704% due 01/09/2025		$800	817
Banco Santander Chile 2.700% due 01/10/2025		700	716
Empresa de Transporte de Pasajeros Metro S.A.
3.650% due 05/07/2030		500	533
4.700% due 05/07/2050		1,000	1,164

			3,230

SOVEREIGN ISSUES 1.6%
Chile Government International Bond
1.625% due 01/30/2025	EUR	7,000	8,343
3.100% due 01/22/2061		$500	463

			8,806

Total Chile (Cost $11,199)			12,036

CHINA 1.2%
CORPORATE BONDS & NOTES 1.2%
Sinopec Group Overseas Development Ltd.
2.150% due 05/13/2025		$1,900	1,931
2.700% due 05/13/2030		200	205
4.375% due 10/17/2023		2,000	2,112
4.375% due 04/10/2024		2,000	2,138

Total China (Cost $6,251)			6,386

COLOMBIA 0.2%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A. 5.375% due 06/26/2026		$560	591

SOVEREIGN ISSUES 0.1%
Colombia Government International Bond
2.625% due 03/15/2023		500	505
3.125% due 04/15/2031		200	179

			684

Total Colombia (Cost $1,232)			1,275

DOMINICAN REPUBLIC 1.0%
SOVEREIGN ISSUES 1.0%
Dominican Republic International Bond
4.875% due 09/23/2032		$2,500	2,547
5.500% due 01/27/2025		2,000	2,167
5.950% due 01/25/2027		200	223
6.875% due 01/29/2026		400	456

Total Dominican Republic (Cost $5,443)			5,393

EGYPT 0.9%
SOVEREIGN ISSUES 0.9%
Egypt Government International Bond
5.577% due 02/21/2023		$1,000	1,038
6.125% due 01/31/2022		3,600	3,618

Total Egypt (Cost $4,626)			4,656

GUATEMALA 2.3%
SOVEREIGN ISSUES 2.3%
Guatemala Government International Bond 5.750% due 06/06/2022		$12,000	12,213

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Guatemala (Cost $12,147)			12,213

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
CNPC General Capital Ltd. 3.400% due 04/16/2023		$500	514
Horse Gallop Finance Ltd. 3.250% due 05/30/2022		200	202

Total Hong Kong (Cost $700)			716

INDIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$3,000	2,968
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		931	941
Adani Transmission Ltd. 4.000% due 08/03/2026		1,000	1,052
State Bank of India 4.000% due 01/24/2022		700	701

Total India (Cost $5,700)			5,662

INDONESIA 6.1%
CORPORATE BONDS & NOTES 2.9%
Pelabuhan Indonesia Persero PT 4.500% due 05/02/2023		$8,000	8,331
Pelabuhan Indonesia PT 4.250% due 05/05/2025		2,200	2,358
Pertamina Persero PT 4.875% due 05/03/2022		3,133	3,178
Perusahaan Penerbit SBSN Indonesia
2.300% due 06/23/2025		1,000	1,027
3.400% due 03/29/2022		700	705

			15,599

SOVEREIGN ISSUES 3.2%
Indonesia Government International Bond
3.500% due 02/14/2050		5,000	5,179
4.350% due 01/11/2048		500	574
4.750% due 07/18/2047		755	915
5.125% due 01/15/2045		1,865	2,322
5.250% due 01/08/2047		1,249	1,604
5.875% due 01/15/2024		300	329
5.950% due 01/08/2046		918	1,270
6.750% due 01/15/2044		2,400	3,555
7.750% due 01/17/2038		1,025	1,564

			17,312

Total Indonesia (Cost $31,998)			32,911

ISRAEL 3.2%
SOVEREIGN ISSUES 3.2%
Israel Government International Bond
3.375% due 01/15/2050		$5,400	5,853
3.875% due 07/03/2050		5,000	5,848
5.500% due 01/31/2022	ILS	17,000	5,491

Total Israel (Cost $16,977)			17,192

IVORY COAST 0.9%
SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
5.250% due 03/22/2030	EUR	2,300	2,680
5.875% due 10/17/2031		2,000	2,345

Total Ivory Coast (Cost $4,685)			5,025

LUXEMBOURG 1.6%
CORPORATE BONDS & NOTES 1.6%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		$2,300	2,344

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.000% due 11/27/2023		600	644
Gazprom PJSC Via Gaz Capital S.A.
4.950% due 07/19/2022		1,600	1,630
6.510% due 03/07/2022		3,850	3,889

Total Luxembourg (Cost $8,446)			8,507

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.500% due 04/21/2030		$2,300	2,491
4.550% due 04/21/2050		500	621
4.800% due 04/21/2060		200	265
Petronas Energy Canada Ltd. 2.112% due 03/23/2028		500	501

Total Malaysia (Cost $3,581)			3,878

MAURITIUS 1.0%
CORPORATE BONDS & NOTES 1.0%
Greenko Solar Mauritius Ltd.
5.550% due 01/29/2025		$3,000	3,068
5.950% due 07/29/2026		2,000	2,132

Total Mauritius (Cost $5,172)			5,200

MEXICO 5.3%
CORPORATE BONDS & NOTES 2.4%
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.125% due 06/06/2024		$2,000	2,087
BBVA Bancomer S.A. 6.750% due 09/30/2022		7,600	7,876
Coca-Cola Femsa S.A.B. de C.V. 1.850% due 09/01/2032		2,000	1,888
Petroleos Mexicanos
6.700% due 02/16/2032		498	504
7.690% due 01/23/2050		500	483

			12,838

SOVEREIGN ISSUES 2.9%
Mexico Government International Bond
1.350% due 09/18/2027	EUR	300	349
4.750% due 04/27/2032		$3,000	3,399
5.000% due 04/27/2051		10,300	11,711

			15,459

Total Mexico (Cost $27,459)			28,297

OMAN 0.2%
SOVEREIGN ISSUES 0.2%
Oman Government International Bond 4.125% due 01/17/2023		$900	917

Total Oman (Cost $905)			917

PARAGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Paraguay Government International Bond 4.950% due 04/28/2031		$1,000	1,126

Total Paraguay (Cost $1,161)			1,126

PERU 14.4%
SOVEREIGN ISSUES 14.4%
Fondo MIVIVIENDA S.A. 3.500% due 01/31/2023		$300	306
Peru Government International Bond
2.392% due 01/23/2026		1,000	1,017
2.783% due 01/23/2031		1,000	998
5.350% due 08/12/2040	PEN	34,100	7,322
5.400% due 08/12/2034		48,000	11,008
5.625% due 11/18/2050		$2,680	3,777
5.940% due 02/12/2029	PEN	176,700	45,439
6.150% due 08/12/2032		10,000	2,522

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.350% due 08/12/2028		21,200	5,598

Total Peru (Cost $97,595)			77,987

QATAR 4.6%
SOVEREIGN ISSUES 4.6%
Qatar Government International Bond
3.375% due 03/14/2024		$2,800	2,935
3.400% due 04/16/2025		3,200	3,400
3.750% due 04/16/2030		4,800	5,392
3.875% due 04/23/2023		300	312
4.000% due 03/14/2029		3,200	3,613
4.400% due 04/16/2050		2,000	2,489
4.500% due 04/23/2028		2,000	2,301
4.817% due 03/14/2049		1,200	1,577
5.103% due 04/23/2048		2,000	2,711

Total Qatar (Cost $22,156)			24,730

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 4.500% due 04/04/2022		$200	202

Total Russia (Cost $202)			202

SAUDI ARABIA 1.9%
CORPORATE BONDS & NOTES 1.6%
Saudi Arabian Oil Co. 2.750% due 04/16/2022		$8,625	8,686

SOVEREIGN ISSUES 0.3%
Saudi Government International Bond
2.875% due 03/04/2023		200	205
3.250% due 10/26/2026		400	427
4.000% due 04/17/2025		1,000	1,079

			1,711

Total Saudi Arabia (Cost $10,359)			10,397

SERBIA 3.8%
SOVEREIGN ISSUES 3.8%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	3,000	3,244
1.500% due 06/26/2029		5,400	5,968
1.650% due 03/03/2033		150	160
2.050% due 09/23/2036		2,500	2,607
3.125% due 05/15/2027		6,900	8,391

Total Serbia (Cost $21,420)			20,370

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
BOC Aviation Ltd. 3.000% due 05/23/2022		$200	201

Total Singapore (Cost $200)			201

SOUTH AFRICA 1.3%
SOVEREIGN ISSUES 1.3%
South Africa Government International Bond
4.875% due 04/14/2026		$200	213
5.750% due 09/30/2049		400	386
5.875% due 05/30/2022		6,200	6,335

Total South Africa (Cost $6,909)			6,934

THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Bangkok Bank PCL 3.875% due 09/27/2022		$800	817

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Thailand (Cost $808)		817

TURKEY 0.1%
SOVEREIGN ISSUES 0.1%
Turkey Government International Bond
3.250% due 03/23/2023	$300	292
6.250% due 09/26/2022	400	404

Total Turkey (Cost $705)		696

UNITED ARAB EMIRATES 2.3%
SOVEREIGN ISSUES 2.3%
Emirate of Abu Dhabi Government International Bond
1.700% due 03/02/2031	$2,100	2,046
2.700% due 09/02/2070	4,500	4,107
3.125% due 04/16/2030	4,900	5,317
3.875% due 04/16/2050	793	926

Total United Arab Emirates (Cost $12,702)		12,396

UNITED STATES 2.9%
ASSET-BACKED SECURITIES 0.0%
GSAA Home Equity Trust 0.702% due 03/25/2037 •	$202	107
Morgan Stanley Mortgage Loan Trust 0.822% due 04/25/2037 •	226	92

		199

CORPORATE BONDS & NOTES 2.8%
DAE Funding LLC 1.625% due 02/15/2024	3,800	3,733
Rio Oil Finance Trust
8.200% due 04/06/2028	557	633
9.250% due 07/06/2024	4,925	5,303
9.750% due 01/06/2027	4,645	5,340

		15,009

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Mortgage Trust 2.684% due 02/25/2036 ^~	6	6
Chase Mortgage Finance Trust 3.135% due 03/25/2037 ^~	16	17
Citigroup Mortgage Loan Trust
2.343% due 03/25/2034 ~	3	3
2.557% due 07/25/2046 ^~	10	10
Countrywide Home Loan Mortgage Pass-Through Trust
2.165% due 10/20/2035 ~	8	8
2.911% due 09/25/2047 ^~	6	6
HarborView Mortgage Loan Trust 2.548% due 08/19/2036 ^~	2	2
Luminent Mortgage Trust 0.462% due 12/25/2036 ^•	9	9
MASTR Adjustable Rate Mortgages Trust 0.582% due 05/25/2037 •	95	50
Merrill Lynch Alternative Note Asset Trust
0.702% due 03/25/2037 •	241	87
2.867% due 06/25/2037 ^~	105	74
Merrill Lynch Mortgage-Backed Securities Trust 2.705% due 04/25/2037 ^~	21	21
Morgan Stanley Mortgage Loan Trust 1.976% due 06/25/2036 ~	4	4
Sequoia Mortgage Trust 1.881% due 01/20/2047 ^~	8	6
WaMu Mortgage Pass-Through Certificates Trust
2.587% due 01/25/2037 ^~	20	20
2.704% due 12/25/2036 ^~	12	11
2.737% due 04/25/2037 ^~	12	13
2.864% due 09/25/2036 ^~	19	19
2.991% due 12/25/2036 ^~	40	40

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

	3.287% due 05/25/2037 ^~			26	23

					429

	Total United States (Cost $15,313)				15,637

	SHORT-TERM INSTRUMENTS 8.1%
	REPURCHASE AGREEMENTS (f) 0.1%				622

	SHORT-TERM NOTES 0.1%
	Monetary Authority of Singapore Bill 0.796% due 01/21/2022 (c)(d)		SGD	530	393

	ISRAEL TREASURY BILLS 5.1%
	(0.007)% due 02/02/2022 - 11/02/2022 (b)(c)		ILS	85,000	27,338

	U.S. TREASURY BILLS 2.3%
	0.046% due 02/17/2022 - 03/24/2022 (b)(c)(h)(j)			$12,295	12,294

	U.S. TREASURY CASH MANAGEMENT BILLS 0.5%
U.S. Treasury Bills (c)(d)	0.035	03/01/2022		2,700	2,700

	Total Short-Term Instruments (Cost $42,637)				43,347

	Total Investments in Securities (Cost $468,978)				448,467

				SHARES
	INVESTMENTS IN AFFILIATES 16.7%
	SHORT-TERM INSTRUMENTS 16.7%
	CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.7%
	PIMCO Short-Term Floating NAV Portfolio III			9,282,254	90,205

	Total Short-Term Instruments (Cost $91,414)				90,205

	Total Investments in Affiliates (Cost $91,414)				90,205

	Total Investments 99.8% (Cost $560,392)				$538,672
	Financial Derivative Instruments (g)(i) (1.1)%(Cost or Premiums, net $(2,290))				(5,936)
	Other Assets and Liabilities, net 1.3%				7,264

	Net Assets 100.0%				$540,000

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ										Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)										Payment in-kind security.
(b)										Coupon represents a weighted average yield to maturity.
(c)										Zero coupon security.
(d)										Coupon represents a yield to maturity.
(e)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)										REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount			Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$622			U.S. Treasury Notes 1.250% due 03/31/2028		$(635)	$622	$622

Total Repurchase Agreements									$(635)	$622	$622

(g)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Year BRL-CDI	2.840%	Maturity	01/03/2022	BRL	170,660	$0	$468	$468	$0	$0
Receive	1-Year BRL-CDI	2.848	Maturity	01/03/2022		140,500	0	383	383	0	0
Receive	1-Year BRL-CDI	2.850	Maturity	01/03/2022		1,589,100	(9)	4,382	4,373	2	0
Receive	1-Year BRL-CDI	2.859	Maturity	01/03/2022		705,540	0	1,911	1,911	1	0
Receive	1-Year BRL-CDI	2.860	Maturity	01/03/2022		681,600	(27)	1,901	1,874	1	0
Receive	1-Year BRL-CDI	2.865	Maturity	01/03/2022		256,000	0	691	691	0	0
Receive	1-Year BRL-CDI	2.870	Maturity	01/03/2022		414,200	0	1,121	1,121	1	0
Receive	1-Year BRL-CDI	2.871	Maturity	01/03/2022		547,400	0	1,479	1,479	1	0
Receive	1-Year BRL-CDI	2.880	Maturity	01/03/2022		98,600	0	266	266	0	0
Receive	1-Year BRL-CDI	2.883	Maturity	01/03/2022		171,900	0	457	457	0	0
Receive	1-Year BRL-CDI	2.884	Maturity	01/03/2022		36,400	0	97	97	0	0
Receive	1-Year BRL-CDI	2.886	Maturity	01/03/2022		53,300	0	141	141	0	0
Pay	1-Year BRL-CDI	3.130	Maturity	01/03/2022		490,000	(38)	(801)	(839)	0	0
Pay	1-Year BRL-CDI	3.345	Maturity	01/03/2022		37,600	0	(77)	(77)	0	0
Pay	1-Year BRL-CDI	3.350	Maturity	01/03/2022		957,700	(17)	(1,917)	(1,934)	0	(1)
Pay	1-Year BRL-CDI	3.360	Maturity	01/03/2022		4,375,200	180	(5,724)	(5,544)	0	(2)
Pay	1-Year BRL-CDI	3.390	Maturity	01/03/2022		3,700	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	3.700	Maturity	01/03/2022		1,354,100	(471)	(1,889)	(2,360)	0	(1)
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022		57,100	0	(83)	(83)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		58,800	0	(81)	(81)	0	0
Pay	1-Year BRL-CDI	10.665	Maturity	01/02/2024		81,600	0	(51)	(51)	0	(4)
Pay	1-Year BRL-CDI	10.755	Maturity	01/02/2024		312,600	0	(118)	(118)	0	(14)
Pay	1-Year BRL-CDI	10.833	Maturity	01/02/2024		62,700	0	(11)	(11)	0	(3)
Pay	1-Year BRL-CDI	10.995	Maturity	01/02/2024		178,800	0	53	53	0	(8)
Pay	1-Year BRL-CDI	11.065	Maturity	01/02/2024		120,000	0	67	67	0	(5)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2024		3,900	0	3	3	0	0
Pay	1-Year BRL-CDI	10.120	Maturity	01/04/2027		32,100	0	(59)	(59)	0	(7)

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Year BRL-CDI	10.206	Maturity	01/04/2027	132,400	0	(186)	(186)	0	(29)

Total Swap Agreements	$(382)	$2,415	$2,033	$6$	(74)

(h)

Securities with an aggregate market value of $2,932 and cash of $3,355 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	MXN	521,077	$25,084	$0	$(293)
02/2022	INR	2,405	32	0	(1)
03/2022	MXN	305,064	14,507	0	(200)
03/2022	$252	MXN	5,225	0	0
07/2022	PEN	37,485	$9,288	24	0
09/2022	82,428	19,594	0	(667)
11/2022	52,650	12,780	0	(96)
BPS	01/2022	BRL	39,400	7,060	0	(13)
01/2022	CLP	1,605,892	1,850	0	(30)
01/2022	PEN	65,559	15,882	0	(533)
01/2022	SGD	530	388	0	(5)
01/2022	$6,940	BRL	39,400	134	0
01/2022	1,277	CLP	1,099,456	9	0
02/2022	CLP	1,099,456	$1,276	0	(9)
02/2022	INR	4,230	56	0	(1)
04/2022	BRL	49,800	8,622	18	(133)
07/2022	9,600	1,673	34	0
BRC	03/2022	$109	KRW	128,924	0	(1)
BSH	01/2022	BRL	35,300	$6,135	0	(202)
01/2022	$6,326	BRL	35,300	12	0
07/2022	BRL	67,300	$12,101	610	0
10/2022	60,700	10,589	505	0
CBK	01/2022	CLP	6,660,568	7,700	0	(94)
01/2022	ILS	6,332	1,933	0	(104)
01/2022	$16,628	PEN	65,559	249	(461)
02/2022	CLP	17,850,277	$21,040	175	0
02/2022	ILS	40,010	12,294	0	(576)
02/2022	PEN	26,929	6,572	0	(163)
02/2022	$3,834	CLP	3,218,836	0	(80)
03/2022	PEN	8,134	$1,971	0	(60)
03/2022	$25	RUB	1,917	0	0
05/2022	PEN	21,044	$5,092	0	(131)
12/2022	46,921	11,188	0	(271)
DUB	01/2022	$53	CNH	342	0	0
02/2022	INR	4,010	$53	0	(1)
02/2022	$8	RUB	578	0	0
GLM	01/2022	ILS	4,222	$1,288	0	(70)
01/2022	PEN	18,313	4,444	0	(140)
01/2022	$32	RUB	2,357	0	(1)
02/2022	3,861	CLP	3,218,836	0	(98)
03/2022	MXN	303,545	$14,605	0	(29)
07/2022	BRL	11,000	2,007	129	0
10/2022	8,900	1,555	77	0
11/2022	ILS	44,995	14,574	0	(4)
HUS	01/2022	7,388	2,274	0	(103)
01/2022	$42	CNH	268	0	0
02/2022	20	RUB	1,449	0	(1)
03/2022	7	552	0	0
IND	02/2022	42,961	CLP	33,445,652	0	(3,952)
JPM	01/2022	BRL	24,300	$4,251	0	(112)
01/2022	$4,281	BRL	24,300	82	0
01/2022	30	CNH	190	0	0
02/2022	CLP	36,664,488	$43,792	1,029	0
02/2022	INR	8,069	106	0	(1)
03/2022	$59,941	KRW	70,868,256	0	(447)
04/2022	BRL	30,500	$5,287	15	(79)
05/2022	$43,295	CLP	36,664,488	0	(1,242)
07/2022	BRL	7,000	$1,274	79	0
10/2022	5,000	863	32	0
MYI	01/2022	327,195	57,302	0	(1,440)
01/2022	$58,617	BRL	327,196	125	0
02/2022	56,917	327,196	1,426	0
RBC	04/2022	9,874	MXN	210,486	213	0
SCX	01/2022	EUR	29,332	$33,065	0	(330)
01/2022	$18	CNH	118	0	0
02/2022	EUR	29,332	$33,375	0	(38)
02/2022	PEN	23,349	5,759	0	(82)
11/2022	3,014	727	0	(9)
SSB	01/2022	$36,353	BRL	205,303	506	0
TOR	03/2022	47,251	MXN	1,001,175	1,014	0
UAG	01/2022	9	RUB	633	0	0

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Forward Foreign Currency Contracts							$6,497		$(12,303)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)
									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	1.000%	Quarterly	12/20/2025	0.543%	$6,000	$142	$(32)	$110	$0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	700	(18)	(15)	0	(33)
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.543	5,700	136	(32)	104	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	700	(18)	(15)	0	(33)
GST	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	4,400	(114)	(96)	0	(210)
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	5,000	(314)	319	5	0
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.785	700	(22)	24	2	0
	Russia Government International Bond	1.000	Quarterly	06/20/2025	1.043	8,000	(10)	1	0	(9)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	500	(14)	(10)	0	(24)
	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.785	2,800	(82)	92	10	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	24,400	(1,356)	1,395	39	0
MYC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	800	(20)	(18)	0	(38)
NGF	Russia Government International Bond	1.000	Quarterly	06/20/2023	0.785	2,000	(57)	64	7	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2023	0.939	5,000	(161)	169	8	0

Total Swap Agreements							$(1,908)	$1,846	$285	$(347)

(j)

Securities with an aggregate market value of $8,251 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$2,881	$0	$2,881
Bahrain
Sovereign Issues	0	1,023	0	1,023
Brazil
Corporate Bonds & Notes	0	22,427	0	22,427
Sovereign Issues	0	45,945	0	45,945
Cayman Islands
Corporate Bonds & Notes	0	11,087	0	11,087
Chile
Corporate Bonds & Notes	0	3,230	0	3,230
Sovereign Issues	0	8,806	0	8,806
China
Corporate Bonds & Notes	0	6,386	0	6,386
Colombia
Corporate Bonds & Notes	0	591	0	591
Sovereign Issues	0	684	0	684
Dominican Republic
Sovereign Issues	0	5,393	0	5,393
Egypt
Sovereign Issues	0	4,656	0	4,656
Guatemala
Sovereign Issues	0	12,213	0	12,213
Hong Kong
Corporate Bonds & Notes	0	716	0	716
India
Corporate Bonds & Notes	0	5,662	0	5,662
Indonesia
Corporate Bonds & Notes	0	15,599	0	15,599
Sovereign Issues	0	17,312	0	17,312
Israel
Sovereign Issues	0	17,192	0	17,192
Ivory Coast
Sovereign Issues	0	5,025	0	5,025
Luxembourg
Corporate Bonds & Notes	0	8,507	0	8,507
Malaysia
Corporate Bonds & Notes	0	3,878	0	3,878
Mauritius
Corporate Bonds & Notes	0	5,200	0	5,200
Mexico
Corporate Bonds & Notes	0	12,838	0	12,838
Sovereign Issues	0	15,459	0	15,459
Oman
Sovereign Issues	0	917	0	917
Paraguay
Sovereign Issues	0	1,126	0	1,126
Peru
Sovereign Issues	0	77,987	0	77,987
Qatar
Sovereign Issues	0	24,730	0	24,730
Russia
Sovereign Issues	0	202	0	202
Saudi Arabia
Corporate Bonds & Notes	0	8,686	0	8,686
Sovereign Issues	0	1,711	0	1,711
Serbia
Sovereign Issues	0	20,370	0	20,370
Singapore
Corporate Bonds & Notes	0	201	0	201
South Africa
Sovereign Issues	0	6,934	0	6,934
Thailand
Corporate Bonds & Notes	0	817	0	817
Turkey
Sovereign Issues	0	696	0	696
United Arab Emirates
Sovereign Issues	0	12,396	0	12,396
United States
Asset-Backed Securities	0	199	0	199
Corporate Bonds & Notes	0	15,009	0	15,009
Non-Agency Mortgage-Backed Securities	0	429	0	429
Short-Term Instruments
Repurchase Agreements	0	622	0	622
Short-Term Notes	0	393	0	393
Israel Treasury Bills	0	27,338	0	27,338
U.S. Treasury Bills	0	12,294	0	12,294
U.S. Treasury Cash Management Bills	0	2,700	0	2,700

	$0	$448,467	$0	$448,467
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$90,205	$0	$0	$90,205

Schedule of Investments PIMCO EM Bond and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Investments	$90,205	$448,467	$0	$538,672

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	6	0	6
Over the counter	0	6,782	0	6,782

	$0	$6,788	$0	$6,788
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(74)	0	(74)
Over the counter	0	(12,650)	0	(12,650)

	$0	$(12,724)	$0	$(12,724)

Total Financial Derivative Instruments	$0	$(5,936)	$0	$(5,936)

Totals	$90,205	$442,531	$0	$532,736

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 86.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.4%
Acrisure LLC 3.724% (LIBOR03M + 3.500%) due 02/15/2027 ~		$792	$785
Adient U.S. LLC 3.604% (LIBOR03M + 3.500%) due 04/08/2028 ~		995	996
Altice France S.A. 4.118% (LIBOR03M + 4.000%) due 08/14/2026 ~		1,619	1,613
AP Core Holdings II, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		695	696
B.C. Unlimited Liability Co. 1.854% (LIBOR03M + 1.750%) due 11/19/2026 ~		876	867
Castlelake LP 3.250% due 10/22/2026		848	846
CQP Holdco LP 4.250% (LIBOR03M + 3.750%) due 06/05/2028 ~		15,373	15,348
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~		293	294
Dun & Bradstreet Corp. 3.352% (LIBOR03M + 3.250%) due 02/06/2026 ~		197	196
Envision Healthcare Corp. 3.854% (LIBOR03M + 3.750%) due 10/10/2025 ~		1,213	979
Fly Funding SARL 7.000% (LIBOR03M + 6.000%) due 10/08/2025 «~		1,424	1,388
Intelsat Jackson Holdings S.A.
4.250% due 12/01/2028 «		170	170
5.392% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 ~µ		184	185
Kronos Acquisition Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 12/22/2026 ~		248	241
Medline Industries, Inc. 3.750% (LIBOR03M + 3.250%) due 10/23/2028 ~		1,600	1,600
MPH Acquisition Holdings LLC 4.750% (LIBOR03M + 4.250%) due 08/17/2028 ~		2,550	2,500
Olympus Water U.S. Holding Corp. 4.250% (LIBOR03M + 3.750%) due 11/09/2028 ~		100	100
Ortho-Clinical Diagnostics S.A. 3.081% (LIBOR03M + 3.000%) due 06/30/2025 ~		339	339
Redstone Buyer LLC 5.500% (LIBOR03M + 4.750%) due 04/27/2028 ~		2,100	2,015
RegionalCare Hospital Partners Holdings, Inc. 3.852% (LIBOR03M + 3.750%) due 11/16/2025 ~		1,982	1,982
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		168	170
Spirit AeroSystems Holdings, Inc. 4.250% (LIBOR03M + 3.750%) due 01/15/2025 ~		817	819
Trans Union LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2028 ~		100	100
U.S. Renal Care, Inc. 5.104% (LIBOR03M + 5.000%) due 06/26/2026 ~		199	195
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		199	200
Virtusa Corp. 4.500% (LIBOR03M + 3.750%) due 02/11/2028 ~		199	199

Total Loan Participations and Assignments (Cost $35,027)			34,823

CORPORATE BONDS & NOTES 63.6%
BANKING & FINANCE 12.4%
Acrisure LLC
4.250% due 02/15/2029		400	390
6.000% due 08/01/2029		800	791
AssuredPartners, Inc. 5.625% due 01/15/2029		1,000	974
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029		1,500	1,574
Banca Monte dei Paschi di Siena SpA
2.625% due 04/28/2025	EUR	300	343
3.625% due 09/24/2024		200	232
5.375% due 01/18/2028 •		1,300	1,172
8.000% due 01/22/2030 •		1,500	1,427
8.500% due 09/10/2030 •		1,200	1,177
10.500% due 07/23/2029		800	869

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Barclays PLC 8.000% due 06/15/2024 •(g)(h)		$600	665
Brookfield Property REIT, Inc. 4.500% due 04/01/2027		5,000	4,911
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027		200	184
4.450% due 08/17/2026		200	186
Corestate Capital Holding S.A. 3.500% due 04/15/2023	EUR	100	100
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026		$200	171
3.125% due 10/22/2025		600	531
3.875% due 10/22/2030		400	349
8.000% due 01/27/2024		200	202
Curo Group Holdings Corp. 7.500% due 08/01/2028		700	705
Cushman & Wakefield U.S. Borrower LLC 6.750% due 05/15/2028		1,325	1,420
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025		37	37
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		29	29
Enact Holdings, Inc. 6.500% due 08/15/2025		2,550	2,788
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,850	1,889
6.500% due 10/01/2025		1,250	1,293
Freedom Mortgage Corp.
8.125% due 11/15/2024		530	537
8.250% due 04/15/2025		1,644	1,685
Future Diamond Ltd. 4.250% due 09/22/2022		200	189
Howard Hughes Corp. 4.125% due 02/01/2029		300	304
HSBC Holdings PLC 6.500% due 03/23/2028 •(g)(h)		1,000	1,103
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		400	386
3.625% due 09/30/2030		200	193
3.875% due 11/13/2029		1,000	977
4.250% due 11/07/2027		200	203
4.500% due 05/29/2029		1,000	1,018
4.750% due 04/27/2027		1,000	1,034
4.950% due 11/07/2047		600	580
Icahn Enterprises LP 5.250% due 05/15/2027		1,525	1,570
Jane Street Group 4.500% due 11/15/2029		6,750	6,829
Jefferies Finance LLC 5.000% due 08/15/2028		1,000	1,027
Kaisa Group Holdings Ltd. 8.500% due 06/30/2022 ^(c)		1,500	401
KWG Property Holding Ltd. 5.875% due 11/10/2024		1,000	733
LFS Topco LLC 5.875% due 10/15/2026		200	207
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		500	541
5.625% due 05/01/2024		150	161
Midcap Financial Issuer Trust 6.500% due 05/01/2028		300	313
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	494
5.500% due 08/15/2028		4,975	5,082
6.000% due 01/15/2027		200	209
Navient Corp. 5.625% due 08/01/2033		3,000	2,862
NCL Finance Ltd. 6.125% due 03/15/2028		850	839
New Metro Global Ltd. 5.000% due 08/08/2022		200	189
Oxford Finance LLC 6.375% due 12/15/2022		100	100
Park Intermediate Holdings LLC
5.875% due 10/01/2028		525	547
7.500% due 06/01/2025		3,225	3,406
PennyMac Financial Services, Inc. 5.750% due 09/15/2031		1,000	1,011
Powerlong Real Estate Holdings Ltd. 5.950% due 04/30/2025 (k)		1,000	836
Seazen Group Ltd. 6.450% due 06/11/2022		200	188
Sitka Holdings LLC 5.250% due 07/06/2026 •		1,100	1,126
Starwood Property Trust, Inc. 3.625% due 07/15/2026		600	598

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Sunac China Holdings Ltd.
5.950% due 04/26/2024		1,500	971
7.000% due 07/09/2025		4,700	3,008
UPC Broadband Finco BV 4.875% due 07/15/2031		700	715
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		293	274

			66,855

INDUSTRIALS 47.9%
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029		600	617
AdaptHealth LLC
4.625% due 08/01/2029		200	200
6.125% due 08/01/2028		800	849
Adient U.S. LLC 9.000% due 04/15/2025		100	106
ADT Security Corp.
4.125% due 08/01/2029		2,500	2,467
4.875% due 07/15/2032		530	542
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		1,100	1,154
Air Canada
3.875% due 08/15/2026		400	409
4.625% due 08/15/2029	CAD	200	158
Air Canada Pass-Through Trust 5.250% due 10/01/2030		$699	763
Allison Transmission, Inc. 3.750% due 01/30/2031		2,500	2,442
Altice Financing S.A.
4.250% due 08/15/2029	EUR	200	223
5.750% due 08/15/2029		$600	595
AMC Networks, Inc.
4.250% due 02/15/2029		300	299
4.750% due 08/01/2025		1,300	1,329
American Airlines Pass-Through Trust 3.375% due 11/01/2028		68	67
American Airlines, Inc. 5.500% due 04/20/2026		700	729
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		600	599
Austin BidCo, Inc. 7.125% due 12/15/2028		1,000	1,034
Avon Products, Inc. 6.500% due 03/15/2023		800	840
B.C. Unlimited Liability Co. 4.375% due 01/15/2028		600	613
Bausch Health Americas, Inc. 9.250% due 04/01/2026		2,075	2,194
Bausch Health Cos., Inc.
6.250% due 02/15/2029		3,800	3,617
7.250% due 05/30/2029		850	843
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		1,800	1,840
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)		250	247
Bombardier, Inc.
6.000% due 02/15/2028		200	201
7.125% due 06/15/2026		700	727
7.875% due 04/15/2027		900	934
Brink's Co. 5.500% due 07/15/2025		1,150	1,197
Caesars Entertainment, Inc. 6.250% due 07/01/2025		100	105
Caesars Resort Collection LLC 5.750% due 07/01/2025		200	209
Carnival Corp. 4.000% due 08/01/2028		2,300	2,287
CCO Holdings LLC
4.250% due 02/01/2031		2,500	2,527
4.250% due 01/15/2034		1,750	1,725
4.500% due 08/15/2030		700	718
4.500% due 06/01/2033		1,800	1,839
4.750% due 03/01/2030		500	521
Charter Communications Operating LLC
4.800% due 03/01/2050		200	224
5.375% due 04/01/2038		200	239
5.750% due 04/01/2048		150	187
Chesapeake Energy Corp. 5.500% due 02/01/2026		200	211
Chobani LLC
4.625% due 11/15/2028		400	412
7.500% due 04/15/2025		1,200	1,237
Churchill Downs, Inc. 4.750% due 01/15/2028		500	518

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Cirsa Finance International SARL 4.500% due 03/15/2027	EUR	100	112
CNX Resources Corp. 7.250% due 03/14/2027		$2,000	2,123
CommScope Technologies LLC 5.000% due 03/15/2027		2,500	2,340
Community Health Systems, Inc.
4.750% due 02/15/2031		275	278
5.625% due 03/15/2027		3,900	4,132
6.000% due 01/15/2029		800	854
6.125% due 04/01/2030		3,400	3,369
6.875% due 04/15/2029		1,600	1,632
Constellation Oil Services Holding S.A. (10.000% PIK) 10.000% due 11/09/2024 ^(b)(c)		6,468	1,803
Coty, Inc.
4.750% due 01/15/2029		2,025	2,061
5.000% due 04/15/2026		400	413
CPUK Finance Ltd. 6.500% due 08/28/2026	GBP	2,000	2,827
Crocs, Inc. 4.125% due 08/15/2031		$400	392
CSC Holdings LLC
4.125% due 12/01/2030		700	685
5.750% due 01/15/2030		400	399
DaVita, Inc. 4.625% due 06/01/2030		4,250	4,359
Dell, Inc.
5.400% due 09/10/2040		6,000	6,796
6.500% due 04/15/2038		16,425	21,213
Deluxe Corp. 8.000% due 06/01/2029		1,250	1,308
Diamond Sports Group LLC 5.375% due 08/15/2026		500	251
DIRECTV Holdings LLC 5.875% due 08/15/2027		850	871
Dufry One BV 2.000% due 02/15/2027	EUR	2,000	2,119
Dun & Bradstreet Corp. 5.000% due 12/15/2029		$900	922
Endo Dac
5.875% due 10/15/2024		4,400	4,336
6.000% due 06/30/2028		8,847	6,605
9.500% due 07/31/2027 (k)		6,005	6,119
Endo Luxembourg Finance Co. SARL 6.125% due 04/01/2029		2,100	2,062
Envision Healthcare Corp. 8.750% due 10/15/2026		3,950	2,276
Ford Motor Co. 4.750% due 01/15/2043		3,000	3,317
Frontier Communications Holdings LLC 6.000% due 01/15/2030		1,250	1,258
GFL Environmental, Inc. 3.500% due 09/01/2028		1,650	1,628
Gruenenthal GmbH 4.125% due 05/15/2028	EUR	6,300	7,415
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026		$600	629
Helios Software Holdings, Inc. 4.625% due 05/01/2028		2,500	2,461
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		2,200	2,192
4.000% due 05/01/2031		2,000	2,048
Hilton Grand Vacations Borrower Escrow LLC 4.875% due 07/01/2031		700	701
Hudbay Minerals, Inc. 6.125% due 04/01/2029		2,550	2,708
iHeartCommunications, Inc.
6.375% due 05/01/2026		405	420
8.375% due 05/01/2027		1,733	1,830
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)		500	511
Imola Merger Corp. 4.750% due 05/15/2029		300	308
Intelsat Jackson Holdings S.A.
1.000% due 12/01/2029 «(a)		1,898	1,896
8.500% due 10/15/2024 ^(c)		2,700	1,240
Jaguar Land Rover Automotive PLC
5.875% due 01/15/2028		1,150	1,172
6.875% due 11/15/2026	EUR	700	905
Kronos Acquisition Holdings, Inc. 7.000% due 12/31/2027		$200	189
Level 3 Financing, Inc.
3.625% due 01/15/2029		3,500	3,330
3.750% due 07/15/2029		600	571
4.250% due 07/01/2028		2,425	2,405

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Live Nation Entertainment, Inc. 6.500% due 05/15/2027		300	328
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		100	101
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		900	888
5.375% due 12/04/2029		400	389
5.625% due 07/17/2027		200	198
5.750% due 07/21/2028		600	604
MGM China Holdings Ltd.
5.250% due 06/18/2025		200	199
5.875% due 05/15/2026		300	301
MGM Resorts International 4.750% due 10/15/2028		1,700	1,753
Midas OpCo Holdings LLC 5.625% due 08/15/2029		1,000	1,025
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029		1,500	1,498
5.250% due 10/01/2029		700	711
MPH Acquisition Holdings LLC 5.500% due 09/01/2028		2,400	2,437
Murphy Oil USA, Inc. 5.625% due 05/01/2027		100	104
NCL Corp. Ltd. 5.875% due 03/15/2026		850	847
Nielsen Finance LLC
5.625% due 10/01/2028		825	853
5.875% due 10/01/2030		825	872
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		2,000	2,239
Occidental Petroleum Corp.
4.400% due 08/15/2049		100	101
8.875% due 07/15/2030		2,500	3,376
Organon & Co. 4.125% due 04/30/2028		200	204
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027		3,250	3,165
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		2,607	2,668
PDC Energy, Inc. 5.750% due 05/15/2026		1,650	1,707
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(c)		1,250	52
5.500% due 04/12/2037 ^(c)		1,250	52
PetSmart, Inc.
4.750% due 02/15/2028		450	463
7.750% due 02/15/2029		1,000	1,088
Post Holdings, Inc. 4.625% due 04/15/2030		1,000	1,020
Prime Security Services Borrower LLC 3.375% due 08/31/2027		2,150	2,078
Rackspace Technology Global, Inc. 5.375% due 12/01/2028 (k)		500	488
Radiate Holdco LLC 4.500% due 09/15/2026		2,475	2,503
Renault S.A. 2.000% due 09/28/2026	EUR	2,000	2,256
Resolute Forest Products, Inc. 4.875% due 03/01/2026		$1,100	1,120
Rockies Express Pipeline LLC 4.800% due 05/15/2030		200	209
RP Escrow Issuer LLC 5.250% due 12/15/2025		800	808
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,000	1,124
Sabre GLBL, Inc.
7.375% due 09/01/2025		900	942
9.250% due 04/15/2025		4,050	4,581
Scientific Games International, Inc. 5.000% due 10/15/2025		1,500	1,546
Seagate HDD Cayman 4.091% due 06/01/2029		100	104
Sealed Air Corp. 6.875% due 07/15/2033		800	1,017
Sirius XM Radio, Inc. 3.875% due 09/01/2031		850	835
Southwestern Energy Co.
5.375% due 02/01/2029		1,200	1,271
5.375% due 03/15/2030		200	215
Spirit AeroSystems, Inc.
5.500% due 01/15/2025		825	856
7.500% due 04/15/2025		2,600	2,730
Standard Industries, Inc.
3.375% due 01/15/2031		2,000	1,930
4.375% due 07/15/2030		2,600	2,658
4.750% due 01/15/2028		400	414

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Studio City Finance Ltd. 5.000% due 01/15/2029	600	538
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	300	299
Switch Ltd. 3.750% due 09/15/2028	825	832
Syneos Health, Inc. 3.625% due 01/15/2029	100	99
Team Health Holdings, Inc. 6.375% due 02/01/2025	900	848
TEGNA, Inc. 4.625% due 03/15/2028	700	709
Tempo Acquisition LLC 5.750% due 06/01/2025	1,700	1,765
Tenet Healthcare Corp.
4.625% due 07/15/2024	206	209
6.125% due 10/01/2028	2,500	2,646
Transocean Guardian Ltd. 5.875% due 01/15/2024	265	252
Transocean Pontus Ltd. 6.125% due 08/01/2025	67	66
Travel + Leisure Co.
4.625% due 03/01/2030	300	302
6.000% due 04/01/2027	1,300	1,418
TreeHouse Foods, Inc. 4.000% due 09/01/2028	1,800	1,731
TripAdvisor, Inc. 7.000% due 07/15/2025	825	871
Triumph Group, Inc. 6.250% due 09/15/2024	100	101
U.S. Renal Care, Inc. 10.625% due 07/15/2027	1,000	1,016
Uber Technologies, Inc. 4.500% due 08/15/2029	500	510
Unifrax Escrow Issuer Corp. 5.250% due 09/30/2028	400	405
United Airlines, Inc.
4.375% due 04/15/2026	400	418
4.625% due 04/15/2029	350	362
Univision Communications, Inc.
5.125% due 02/15/2025	300	303
6.625% due 06/01/2027	800	863
Vail Resorts, Inc. 6.250% due 05/15/2025	500	520
Virgin Media Finance PLC 5.000% due 07/15/2030	500	498
Williams Scotsman International, Inc. 4.625% due 08/15/2028	3,275	3,386
WMG Acquisition Corp. 3.000% due 02/15/2031	1,650	1,582
Wynn Las Vegas LLC
5.250% due 05/15/2027	700	717
5.500% due 03/01/2025	100	103
Wynn Macau Ltd.
5.125% due 12/15/2029	200	182
5.500% due 01/15/2026	900	847
5.500% due 10/01/2027	1,400	1,304
5.625% due 08/26/2028	1,700	1,576
Wynn Resorts Finance LLC 5.125% due 10/01/2029	650	661
Yum! Brands, Inc.
4.625% due 01/31/2032	2,500	2,661
6.875% due 11/15/2037	100	127
7.750% due 04/01/2025	5,650	5,960
Ziggo BV 5.500% due 01/15/2027	1,100	1,132
ZoomInfo Technologies LLC 3.875% due 02/01/2029	400	397

		259,729

UTILITIES 3.3%
Calpine Corp.
3.750% due 03/01/2031	1,000	965
5.000% due 02/01/2031	4,100	4,106
Clearway Energy Operating LLC 3.750% due 02/15/2031	500	500
Genesis Energy LP
5.625% due 06/15/2024	200	198
8.000% due 01/15/2027	2,400	2,476
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029	200	202
Lumen Technologies, Inc. 4.500% due 01/15/2029	500	485
NRG Energy, Inc. 3.875% due 02/15/2032	1,800	1,767

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NSG Holdings LLC 7.750% due 12/15/2025		951	1,020
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(b)		1,016	563
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		42	42
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(b)		829	166
PBF Holding Co. LLC 9.250% due 05/15/2025		1,625	1,548
Targa Resources Partners LP 5.500% due 03/01/2030		300	328
Terraform Global Operating LLC 6.125% due 03/01/2026		1,500	1,534
TerraForm Power Operating LLC 5.000% due 01/31/2028		2,000	2,121

			18,021

Total Corporate Bonds & Notes (Cost $340,594)			344,605

CONVERTIBLE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Corestate Capital Holding S.A. 1.375% due 11/28/2022	EUR	200	201

Total Convertible Bonds & Notes (Cost $212)			201

MUNICIPAL BONDS & NOTES 0.1%
FLORIDA 0.1%
Sunrise, Florida Special Assessment Notes, Series 2015 4.800% due 05/01/2025		$370	378

Total Municipal Bonds & Notes (Cost $370)			378

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust 3.044% due 10/25/2035 ~		60	48
American Home Mortgage Assets Trust
1.002% due 11/25/2046 •		540	220
6.750% due 06/25/2037 ^þ		93	90
Banc of America Funding Trust 2.981% due 03/20/2036 ^~		56	56
Bear Stearns ALT-A Trust 2.835% due 01/25/2035 ~		2	2
Citigroup Mortgage Loan Trust 2.480% due 11/25/2035 •		61	62
Countrywide Alternative Loan Trust
0.462% due 05/25/2047 •		15	14
0.524% due 03/20/2046 •		25	22
0.622% due 07/25/2046 ^•		286	201
1.082% due 12/25/2035 •		28	26
2.696% due 10/25/2035 ^~		22	20
Countrywide Home Loan Mortgage Pass-Through Trust
0.742% due 03/25/2035 •		83	82
6.000% due 05/25/2036 ^		45	30
Downey Savings & Loan Association Mortgage Loan Trust 0.604% due 02/19/2045 •		5	5
First Horizon Alternative Mortgage Securities Trust
2.347% due 09/25/2035 ^~		111	108
6.000% due 05/25/2036 ^		49	31
GMAC Mortgage Corp. Loan Trust 2.935% due 04/19/2036 ^~		109	95
GSR Mortgage Loan Trust
2.459% due 04/25/2035 ~		1	1
2.813% due 11/25/2035 ~		11	12
HarborView Mortgage Loan Trust
0.294% due 01/19/2038 •		15	15
0.584% due 03/19/2036 ^•		213	213
IndyMac INDX Mortgage Loan Trust 2.873% due 09/25/2035 ^~		33	32
JP Morgan Mortgage Trust
2.695% due 07/25/2035 ~		26	26
2.889% due 07/27/2037 ~		162	159
6.000% due 08/25/2037 ^		63	45
Residential Accredit Loans, Inc. Trust
0.432% due 03/25/2037 •		268	42
5.367% due 02/25/2036 ^~		137	117
Residential Asset Securitization Trust 6.000% due 05/25/2037 ^		54	42
Structured Asset Mortgage Investments Trust 0.542% due 05/25/2036 •		16	15

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
0.852% due 05/25/2047 •	190	185
2.453% due 10/25/2036 ^~	69	67
3.109% due 07/25/2037 ^~	73	75

Total Non-Agency Mortgage-Backed Securities (Cost $1,995)		2,158

ASSET-BACKED SECURITIES 0.1%
Carrington Mortgage Loan Trust 0.252% due 08/25/2036 •	49	48
Credit-Based Asset Servicing & Securitization Trust 3.236% due 01/25/2037 ^þ	811	351
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 ^þ	293	107
Morgan Stanley ABS Capital, Inc. Trust 0.242% due 05/25/2037 •	65	60
Option One Mortgage Loan Trust Asset-Backed Certificates 1.077% due 08/25/2033 •	36	37
Residential Asset Securities Corp. Trust 0.402% due 08/25/2036 •	2	2

Total Asset-Backed Securities (Cost $667)		605

SOVEREIGN ISSUES 0.5%
Argentina Government International Bond
1.000% due 07/09/2029	102	37
2.500% due 07/09/2041 þ	7,113	2,539

Total Sovereign Issues (Cost $3,461)		2,576

	SHARES
COMMON STOCKS 11.3%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (d)	163,228	540
iHeartMedia, Inc. 'A' (d)	39,083	822
iHeartMedia, Inc. 'B' «(d)	30,332	575

		1,937

CONSUMER DISCRETIONARY 0.3%
Caesars Entertainment, Inc. (d)	19,463	1,820

		1,820

ENERGY 0.1%
California Resources Corp.	14,960	639

FINANCIALS 0.3%
CIT Group, Inc.	26,331	1,352
Hipotecaria Su Casita S.A. «	78,886	0
Mr Cooper Group, Inc. (d)	4,374	182

		1,534

HEALTH CARE 9.9%
Novasep (d)(i)	2,206,209	11,203
NVHL S.A. 'A' (d)(i)	197,572	4,267
NVHL S.A. 'B' (d)(i)	197,572	4,267
NVHL S.A. 'C' (d)(i)	197,572	4,267
NVHL S.A. 'D' (d)(i)	197,572	4,267
NVHL S.A. 'E' (d)(i)	197,572	4,267
NVHL S.A. 'F' (d)(i)	197,572	4,267
NVHL S.A. 'G' (d)(i)	197,572	4,267
NVHL S.A. 'H' (d)(i)	197,572	4,267
NVHL S.A. 'I' (d)(i)	197,572	4,267
NVHL S.A. 'J' (d)(i)	197,572	4,267

		53,873

INDUSTRIALS 0.2%
Neiman Marcus Group Ltd. LLC «(i)	7,513	1,099
Voyager Aviation Holdings «	136	0

		1,099

REAL ESTATE 0.1%
Stearns Holding LLC 'B' «	720,949	499

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Common Stocks (Cost $17,431)		61,401

WARRANTS 0.1%
ENERGY 0.1%
California Resources Corp. - Exp. 10/27/2024	24,765	307

FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	3,454	0

UTILITIES 0.0%
Vistra Corp. - Exp. 02/02/2024	60,750	10

Total Warrants (Cost $845)		317

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.1%
Citigroup, Inc. 5.800% due 06/15/2022 •(g)(k)	550,000	558

INDUSTRIALS 0.3%
Voyager Aviation Holdings LLC 9.500% «	814	253
Xfit Brands, Inc.	1,000	1,443

		1,696

Total Preferred Securities (Cost $4,472)		2,254

REAL ESTATE INVESTMENT TRUSTS 2.0%
REAL ESTATE 2.0%
VICI Properties, Inc.	354,535	10,675

Total Real Estate Investment Trusts (Cost $4,274)		10,675

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS (j) 1.7%		9,214

U.S. TREASURY BILLS 0.1%
0.051% due 03/24/2022 (e)(f)(n)	440	440

Total Short-Term Instruments (Cost $9,654)		9,654

Total Investments in Securities (Cost $419,002)		469,647

	SHARES
INVESTMENTS IN AFFILIATES 14.4%
COMMON STOCKS 0.0%
AFFILIATED INVESTMENTS 0.0%
Xfit Brands, Inc. ^	2,040,639	10

Total Common Stocks (Cost $418)		10

SHORT-TERM INSTRUMENTS 14.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 14.4%
PIMCO Short-Term Floating NAV Portfolio III	8,067,996	78,405

Total Short-Term Instruments (Cost $79,482)		78,405

Total Investments in Affiliates (Cost $79,900)		78,415

Total Investments 101.1% (Cost $498,902)		$548,062
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $6,975)		(836)
Other Assets and Liabilities, net (0.9)%		(5,094)

Net Assets 100.0%		$542,132

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					When-issued security.
(b)					Payment in-kind security.
(c)					Security is not accruing income as of the date of this report.
(d)					Security did not produce income within the last twelve months.
(e)					Coupon represents a weighted average yield to maturity.
(f)					Zero coupon security.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

NVHL S.A. 'A'					03/09/2012 - 05/01/2013	$614	$4,267	0.79%
NVHL S.A. 'B'					03/09/2012 - 05/01/2013	614	4,267	0.79
NVHL S.A. 'C'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'D'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'E'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'F'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'G'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'H'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'I'					03/09/2012 - 05/01/2013	613	4,267	0.79
NVHL S.A. 'J'					03/09/2012 - 05/01/2013	613	4,267	0.79
Neiman Marcus Group Ltd. LLC					09/25/2020	242	1,099	0.20
Novasep					07/13/2021	128	11,203	2.07

						$6,502	$16,569	3.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(j)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BRC	(2.500)%	12/22/2021	01/05/2022	$308	American Airlines Pass-Through Trust 4.950% due 08/15/2026	$(308)	$308	$308
FICC	0.000	12/22/2021	10/27/2023	2,751	U.S. Treasury Notes 4.95%due 01/13/2017	2,703	2,751	2,730
FICC	0.000	12/22/2021	10/27/2023	5,256	U.S. Treasury Notes 3.625%due 05/23/2014	5,160	5,256	5,224
FICC	0.000	12/31/2021	01/03/2022	899	U.S. Treasury Notes 1.250% due 03/31/2028	(917)	899	899

Total Repurchase Agreements						$9,088	$9,214	$9,161

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

FBF				(2.250)%	07/26/2021	TBD(4)	$(3,230)	$(3,238)
FOB				(3.000)	10/07/2021	TBD(4)	(376)	(379)
JML				(1.750)	12/02/2021	01/13/2022	(697)	(698)
RDR				(2.150)	10/28/2021	TBD(4)	(2,768)	(2,779)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

SAL	(0.100)	11/03/2021	TBD(4)	(460)	(459)

Total Reverse Repurchase Agreements	$(7,553)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(5)

Corporate Bonds & Notes (1.5)%
Industrials (1.5)%
American Airlines Pass-Through Trust	4.950%	08/15/2026	$3,030	$(3,174)	$(3,081)
Macy's Retail Holdings LLC	3.625	06/01/2024	5,000	(4,835)	(5,134)

Total Short Sales (1.5)%	$(8,009)	$(8,215)

(k)	Securities with an aggregate market value of $7,996 and cash of $260 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(5,711) at a weighted average interest rate of (0.869%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(5)	Payable for short sales includes $74 of accrued interest.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures	03/2022	303	$39,532	$206	$19	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund 10-Year Bond March Futures	03/2022	72	$(14,048)	$237	$11	$0
Euro-Buxl 30-Year Bond March Futures	03/2022	9	(2,118)	103	4	0
U.S. Treasury 5-Year Note March Futures	03/2022	587	(71,013)	36	0	(41)
U.S. Treasury Ultra Long-Term Bond March Futures	03/2022	24	(4,731)	(13)	0	(38)

$363	$15	$(79)

Total Futures Contracts	$569	$34	$(79)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Anadarko Petroleum Corp.	(1.000)%	Quarterly	12/20/2023	1.080%	$10,000	$722	$(710)	$12	$0	$(2)
Anheuser-Busch InBev	(1.000)	Quarterly	06/20/2025	0.445	EUR	8,800	(258)	59	(199)	0	(1)
ArcelorMittal	(5.000)	Quarterly	06/20/2025	0.957	2,000	(393)	69	(324)	0	0
Arconic, Inc.	(1.000)	Quarterly	06/20/2025	0.990	$5,000	128	(132)	(4)	4	0
Freeport-McMoRan, Inc.	(1.000)	Quarterly	12/20/2023	0.437	4,000	(40)	(6)	(46)	0	(2)
Johnson & Johnson Co.	(1.000)	Quarterly	06/20/2024	0.108	20,000	(606)	156	(450)	0	(1)
Macy's Retail Holdings, Inc.	(1.000)	Quarterly	06/20/2023	0.676	4,000	212	(232)	(20)	0	(1)
Viacom, Inc.	(1.000)	Quarterly	06/20/2027	0.846	10,000	(71)	(14)	(85)	2	0

$(306)	$(810)	$(1,116)	$6	$(7)

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-37 5-Year Index	(5.000)%	Quarterly	12/20/2026	$18,000	$(1,626)	$(66)	$(1,692)	$0	$(32)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	3-Month USD-LIBOR	2.250%	Semi-Annual	12/16/2022	$151,800	$6,237	$(3,566)	$2,671	$15	$0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/16/2025	19,500	2,025	(1,085)	940	0	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	61,300	645	(3,426)	(2,781)	25	0

$8,907	$(8,077)	$830	$40	$0

Total Swap Agreements	$6,975	$(8,953)	$(1,978)	$46	$(39)

Cash of $6,981 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	01/2022	$947	EUR	835	$4	$0
HUS	01/2022	GBP	1,855	$2,472	0	(38)
SCX	01/2022	EUR	60,919	68,672	0	(685)
02/2022	60,084	68,367	0	(79)

Total Forward Foreign Currency Contracts	$4	$(802)

(n)

Securities with an aggregate market value of $331 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$33,265	$1,558	$34,823
Corporate Bonds & Notes
Banking & Finance	0	66,855	0	66,855
Industrials	0	257,833	1,896	259,729
Utilities	0	18,021	0	18,021
Convertible Bonds & Notes
Banking & Finance	0	201	0	201
Municipal Bonds & Notes
Florida	0	378	0	378
Non-Agency Mortgage-Backed Securities	0	2,158	0	2,158
Asset-Backed Securities	0	605	0	605
Sovereign Issues	0	2,576	0	2,576
Common Stocks
Communication Services	1,363	0	574	1,937
Consumer Discretionary	1,820	0	0	1,820
Energy	639	0	0	639
Financials	1,534	0	0	1,534
Health Care	0	0	53,873	53,873
Industrials	0	0	1,099	1,099
Real Estate	0	0	499	499
Warrants

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Energy	307	0	0	307
Utilities	10	0	0	10
Preferred Securities
Banking & Finance	0	558	0	558
Industrials	0	0	1,696	1,696
Real Estate Investment Trusts
Real Estate	10,675	0	0	10,675
Short-Term Instruments
Repurchase Agreements	0	9,214	0	9,214
U.S. Treasury Bills	0	440	0	440

$16,348	$392,104	$61,195	$469,647
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	0	0	10	10
Short-Term Instruments
Central Funds Used for Cash Management Purposes	78,405	0	0	78,405

$78,405	$0	$10	$78,415

Total Investments	$94,753	$392,104	$61,205	$548,062

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(8,215)	$0	$(8,215)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15	65	0	80
Over the counter	0	4	0	4

$15	$69	$0	$84
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(118)	0	(118)
Over the counter	0	(802)	0	(802)

$0	$(920)	$0	$(920)

Total Financial Derivative Instruments	$15	$(851)	$0	$(836)

Totals	$94,768	$383,038	$61,205	$539,011

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$1,592	$170	$(156)	$10	$6	$(64)	$0	$0	$1,558	$(57)
Corporate Bonds & Notes
Banking & Finance	6,076	0	(6,550)	0	1,550	(1,076)	0	0	0	0
Industrials	0	1,898	0	0	0	(2)	0	0	1,896	(2)
Common Stocks
Affiliated Investments	0	0	0	0	0	0	10	0	10	0
Communication Services	496	0	0	0	0	79	0	0	575	79
Financials	3,201	0	(3,401)	0	0	200	0	0	0	0
Health Care	0	128	0	0	0	53,745	0	0	53,873	53,745
Industrials	757	0	0	0	0	342	0	0	1,099	342
Real Estate	0	1,267	0	0	0	(768)	0	0	499	(768)
Warrants
Financials	0	454	0	0	0	(454)	0	0	0	0
Preferred Securities
Industrials	1,281	267	0	0	0	148	0	0	1,696	147

Totals	$13,403	$4,184	$(10,107)	$10	$1,556	$52,150	$10	$0	$61,206	$53,486

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$170	Proxy Pricing	Base Price	100.000	—
1,388	Third Party Vendor	Broker Quote	97.500	—

Schedule of Investments PIMCO High Yield and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Corporate Bonds & Notes
Industrials	1,896	Proxy Pricing	Base Price		100.000	—
Common Stocks
Affiliated Investments	10	Other Valuation Techniques(2)	—		—	—
Communication Services	575	Other Valuation Techniques(2)	—		—	—
Health Care	53,873	Other Valuation Techniques(2)	—		—	—
Industrials	1,099	Discounted Cash Flow	Discount Rate		10.750	—
Real Estate	499	Discounted Cash Flow	Recovery Value		$0.692	—
Preferred Securities
Industrials	253	Discounted Cash Flow/Comparable Multiple	Discount Rate/BV Multiple	%/X	19.850/0.290	—
	1,443	Other Valuation Techniques(2)	—		—	—

Total	$61,206

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Consolidated Schedule of Investments PIMCO International Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 73.3% ¤
CANADA 1.7%
SOVEREIGN ISSUES 1.7%
Province of Quebec 6.250% due 06/01/2032	CAD	8,000	$8,761

Total Canada (Cost $6,734)			8,761

DENMARK 3.5%
CORPORATE BONDS & NOTES 3.5%
Realkredit Danmark A/S 1.000% due 04/01/2022	DKK	120,000	18,436

Total Denmark (Cost $19,132)			18,436

UNITED STATES 4.2%
ASSET-BACKED SECURITIES 1.4%
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •		$128	126
Argent Securities Trust 0.282% due 07/25/2036 •		1,297	531
Asset-Backed Funding Certificates Trust 0.802% due 06/25/2034 •		288	284
Asset-Backed Securities Corp. Home Equity Loan Trust 0.182% due 05/25/2037 •		40	32
Bear Stearns Asset-Backed Securities Trust 0.762% due 10/25/2032 •		38	38
Countrywide Asset-Backed Certificates 0.842% due 05/25/2032 •		77	76
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •		62	61
Credit-Based Asset Servicing & Securitization Trust
0.162% due 11/25/2036 •		33	20
0.172% due 01/25/2037 ^•		276	109
Home Equity Asset Trust 0.702% due 11/25/2032 •		1	1
HSI Asset Securitization Corp. Trust 0.202% due 10/25/2036 •		23	12
Long Beach Mortgage Loan Trust 0.662% due 10/25/2034 •		28	27
Merrill Lynch Mortgage Investors Trust 0.262% due 09/25/2037 •		39	22
Morgan Stanley ABS Capital, Inc. Trust
0.162% due 05/25/2037 •		48	44
0.202% due 11/25/2036 •		6,316	4,005
SLM Student Loan Trust 1.624% due 04/25/2023 •		1,902	1,917
Soundview Home Loan Trust 0.162% due 11/25/2036 •		245	99
Structured Asset Securities Corp. Mortgage Loan Trust 1.599% due 04/25/2035 •		3	4
Washington Mutual Asset-Backed Certificates Trust 0.162% due 10/25/2036 •		25	13

			7,421

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Bear Stearns ALT-A Trust
2.564% due 01/25/2036 ^~		526	529
2.700% due 08/25/2036 ^~		25	19
Citigroup Mortgage Loan Trust 2.768% due 08/25/2035 ~		11	12
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•		3,476	2,713
0.422% due 02/25/2047 •		73	69
0.524% due 03/20/2046 •		289	245
0.622% due 12/25/2035 •		27	26
0.662% due 12/25/2035 •		191	191
0.662% due 02/25/2037 •		88	78
0.702% due 08/25/2035 •		243	235

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.702% due 12/25/2035 •	717	627
0.802% due 09/25/2035 •	798	760
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •	99	86
0.682% due 03/25/2035 ^•	359	316
0.682% due 04/25/2035 •	2	2
0.702% due 03/25/2035 •	29	23
0.742% due 03/25/2035 •	1,931	1,728
0.762% due 02/25/2035 •	8	8
0.862% due 09/25/2034 •	6	6
Credit Suisse First Boston Mortgage Securities Corp. 6.500% due 04/25/2033	3	3
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.203% due 10/25/2036 ^•	2	2
Downey Savings & Loan Association Mortgage Loan Trust
0.524% due 03/19/2045 •	204	204
0.624% due 08/19/2045 •	93	90
0.764% due 09/19/2045 •	1,133	850
GreenPoint Mortgage Funding Trust 0.562% due 06/25/2045 •	913	789
HarborView Mortgage Loan Trust
0.584% due 06/19/2035 •	164	164
0.584% due 01/19/2036 ^•	23	22
0.584% due 03/19/2036 ^•	843	842
0.604% due 01/19/2036 •	1,450	1,008
0.724% due 11/19/2035 •	160	141
0.764% due 09/19/2035 •	10	8
0.784% due 06/20/2035 •	42	41
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.359% due 10/25/2035 ~	14	12
Residential Accredit Loans, Inc. Trust 0.522% due 04/25/2046 •	123	46
Sequoia Mortgage Trust
0.804% due 10/19/2026 •	3	3
0.804% due 07/20/2033 •	436	438
0.870% due 10/20/2034 •	137	134
Structured Asset Mortgage Investments Trust 0.684% due 07/19/2034 •	2	2
Thornburg Mortgage Securities Trust 0.642% due 03/25/2044 •	55	54
WaMu Mortgage Pass-Through Certificates Trust
0.682% due 10/25/2045 •	12	12
0.722% due 01/25/2045 •	7	7
0.742% due 01/25/2045 •	7	7
0.742% due 07/25/2045 •	6	6
0.894% due 12/25/2046 •	75	73
1.282% due 11/25/2042 •	1	1
1.475% due 02/27/2034 •	4	4
1.482% due 08/25/2042 •	5	5
1.725% due 10/25/2046 •	22	22
1.725% due 11/25/2046 •	236	233

		12,896

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.222% due 03/25/2034 •	2	2
0.252% due 08/25/2034 •	2	2
0.442% due 09/25/2042 •	20	20
0.502% due 06/25/2029 •	1	1
1.641% due 12/01/2034 •	3	3
2.423% due 11/01/2034 •	10	11
2.633% due 12/01/2030 •	1	1
6.000% due 07/25/2044	11	12
7.000% due 09/25/2023	2	2
Freddie Mac
0.253% due 09/25/2035 •	749	746
0.383% due 09/25/2031 •	13	13
0.560% due 12/15/2031 •	1	1
1.282% due 10/25/2044 •	38	39
1.284% due 02/25/2045 •	18	18
1.482% due 07/25/2044 •	11	11
1.996% due 10/01/2036 •	11	12
6.500% due 07/15/2028	99	111
Ginnie Mae
1.625% due 08/20/2022 - 09/20/2025 ~	12	12
1.875% due 04/20/2022 - 05/20/2026 ~	17	17
2.000% due 03/20/2022 - 02/20/2025 ~	29	30
2.000% due 04/20/2030 - 06/20/2030 •	178	184
2.125% due 11/20/2022 - 10/20/2024 ~	13	14
2.125% due 11/20/2024 •	20	20
6.000% due 08/20/2034	235	260
Small Business Administration
4.625% due 02/01/2025	6	6

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.090% due 10/01/2025		3	3

			1,551

Total United States (Cost $27,179)			21,868

SHORT-TERM INSTRUMENTS 63.9%
REPURCHASE AGREEMENTS (d) 0.3%			1,570

SHORT-TERM NOTES 0.9%
Federal Home Loan Bank 0.030% due 01/07/2022 (b)(c)		4,700	4,700

JAPAN TREASURY BILLS 16.1%
(0.153)% due 03/07/2022 - 03/14/2022 (a)(b)	JPY	9,670,000	84,083

U.S. TREASURY BILLS 44.6%
0.051% due 01/04/2022 - 05/05/2022 (a)(b)(f)(h)		$232,355	232,336

U.S. TREASURY CASH MANAGEMENT BILLS 2.0%
0.040% due 03/01/2022 - 03/29/2022 (a)(b)		10,300	10,299

Total Short-Term Instruments (Cost $334,517)			332,988

Total Investments in Securities (Cost $387,562)			382,053

		SHARES
INVESTMENTS IN AFFILIATES 25.6%
SHORT-TERM INSTRUMENTS 25.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 25.6%
PIMCO Short-Term Floating NAV Portfolio III		13,709,374	133,228

Total Short-Term Instruments (Cost $135,013)			133,228

Total Investments in Affiliates (Cost $135,013)			133,228

Total Investments 98.9% (Cost $522,575)			$515,281
Financial Derivative Instruments (e)(g) (1.0)%(Cost or Premiums, net $4,520)			(5,323)
Other Assets and Liabilities, net 2.1%			10,927

Net Assets 100.0%			$520,885

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$606	U.S. Treasury Notes 1.250% due 09/30/2028	$(618)	$606	$606
SSB	0.000	12/31/2021	01/03/2022	964	U.S. Treasury Notes 1.875% due 06/30/2026(1)	(983)	964	964

Total Repurchase Agreements	$(1,601)	$1,570	$1,570

(1)	Collateral is held in custody by the counterparty.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2022	673	$192,597	$(1)	$9	$(9)
Canada Government 10-Year Bond March Futures	03/2022	136	15,334	293	27	0
Euro-Schatz March Futures	03/2022	337	42,983	(66)	2	0

$226	$38	$(9)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond March Futures	03/2022	234	$(55,077)	$2,961	$91	$0
United Kingdom Long Gilt March Futures	03/2022	144	(24,344)	74	0	(78)

$3,035	$91	$(78)

Total Futures Contracts	$3,261	$129	$(87)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2052	GBP	154,700	$2,587	$2,116	$4,703	$0	$(3,804)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2022	JPY	3,820,000	0	(4)	(4)	0	(1)

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2022	1,330,000	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/18/2022	4,930,000	0	(6)	(6)	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/19/2022	1,760,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	1,950,000	0	(2)	(2)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/18/2026	4,930,000	(80)	(426)	(506)	15	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038	1,950,000	152	(1,422)	(1,270)	70	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.538	Semi-Annual	03/15/2051	3,820,000	245	(123)	122	284	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.350	Semi-Annual	03/17/2051	1,330,000	597	58	655	97	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.570	Semi-Annual	03/19/2051	1,760,000	(225)	141	(84)	132	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/15/2051	80,000	18	3	21	6	0
Pay(1)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2024	EUR	41,400	(94)	(173)	(267)	0	(9)
Pay(1)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2027	72,600	(82)	(1,276)	(1,358)	0	(77)
Pay(1)	6-Month EUR-EURIBOR	0.250	Annual	03/16/2032	67,200	1,304	(2,017)	(713)	0	(64)
Receive(1)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052	12,900	(536)	483	(53)	11	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/15/2022	JPY	3,820,000	0	(14)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/17/2022	1,330,000	0	(4)	(4)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/18/2022	4,930,000	0	(14)	(14)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/19/2022	1,760,000	0	(5)	(5)	0	0
Receive	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	1,950,000	0	(5)	(5)	0	0

$3,886	$(2,693)	$1,193	$615	$(3,957)

Total Swap Agreements	$3,886	$(2,693)	$1,193	$615	$(3,957)

(f)

Securities with an aggregate market value of $29,930 and cash of $1,188 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	This instrument has a forward starting effective date.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	CAD	38,013	$29,694	$0	$(357)
01/2022	$223	MXN	4,650	3	0
02/2022	1,664	SEK	14,536	0	(55)
03/2022	JPY	4,290,000	$37,983	669	0
03/2022	MXN	4,650	221	0	(3)
03/2022	$29	SGD	39	1	0
BPS	01/2022	AUD	82,633	$58,398	0	(1,722)
01/2022	GBP	11,421	15,123	0	(336)
01/2022	MXN	4,650	227	0	0
01/2022	$10,588	AUD	14,798	178	0
01/2022	17,868	CAD	22,762	126	0
01/2022	268	EUR	237	2	0
01/2022	45,832	JPY	5,202,800	0	(601)
03/2022	JPY	5,380,000	$46,874	83	0
CBK	01/2022	$2,495	EUR	2,200	10	0
DUB	01/2022	JPY	1,789	$16	0	0
01/2022	NOK	5,060	554	0	(21)
GLM	01/2022	EUR	10,731	12,214	0	(4)
01/2022	GBP	7,877	10,514	0	(148)
01/2022	$5,277	GBP	3,914	21	0
01/2022	74,350	JPY	8,411,700	0	(1,223)
HUS	01/2022	AUD	123,230	$86,977	0	(2,679)
01/2022	$8,779	GBP	6,576	122	0
03/2022	91	SGD	125	2	0
04/2022	DKK	5,805	$907	17	0
IND	04/2022	120,000	19,363	958	0
JPM	01/2022	$10,134	AUD	14,079	109	0

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

01/2022	6,611	EUR	5,840	37	0
01/2022	17,323	JPY	1,967,300	0	(220)
03/2022	117	SGD	161	2	0
RBC	01/2022	CAD	235	$186	0	0
01/2022	$9,537	JPY	1,083,900	0	(114)
SCX	01/2022	JPY	76,873	$678	9	0
01/2022	$31,658	AUD	44,404	649	0
01/2022	420	JPY	47,700	0	(6)
01/2022	85,504	NOK	774,565	2,444	0
02/2022	GBP	11,421	$15,468	10	0
02/2022	JPY	76,882	668	0	(1)
02/2022	$10,511	EUR	9,237	12	0
02/2022	414	JPY	47,704	0	0
TOR	01/2022	70,221	AUD	98,099	1,151	0
UAG	01/2022	24,877	34,790	435	0
01/2022	1,083	EUR	960	10	0
01/2022	172	GBP	130	4	0

Total Forward Foreign Currency Contracts	$7,064	$(7,490)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900%	03/10/2022	24,600	$2,781	$1,153
Put - OTC 30-Year Interest Rate Swap	6-Month GBP-LIBOR	Receive	0.900	03/15/2022	29,300	3,643	1,421

Total Purchased Options	$6,424	$2,574

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800%	03/10/2022	60,900	$(2,517)	$(1,874)
Put - OTC 10-Year Interest Rate Swap	6-Month GBP-LIBOR	Pay	0.800	03/15/2022	73,300	(3,273)	(2,297)

Total Written Options	$(5,790)	$(4,171)

(h)

Securities with an aggregate market value of $7,357 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Canada
Sovereign Issues	$0	$8,761	$0	$8,761
Denmark
Corporate Bonds & Notes	0	18,436	0	18,436
United States
Asset-Backed Securities	0	7,421	0	7,421
Non-Agency Mortgage-Backed Securities	0	12,896	0	12,896
U.S. Government Agencies	0	1,551	0	1,551
Short-Term Instruments
Repurchase Agreements	0	1,570	0	1,570
Short-Term Notes	0	4,700	0	4,700
Japan Treasury Bills	0	84,083	0	84,083
U.S. Treasury Bills	0	232,336	0	232,336
U.S. Treasury Cash Management Bills	0	10,299	0	10,299

$0	$382,053	$0	$382,053
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$133,228	$0	$0	$133,228

Total Investments	$133,228	$382,053	$0	$515,281

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	129	615	0	744
Over the counter	0	9,638	0	9,638

Consolidated Schedule of Investments PIMCO International Portfolio (Cont.)	December 31, 2021 (Unaudited)

	$129	$10,253	$0	$10,382
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(87)	(3,957)	0	(4,044)
Over the counter	0	(11,661)	0	(11,661)

	$(87)	$(15,618)	$0	$(15,705)

Total Financial Derivative Instruments	$42	$(5,365)	$0	$(5,323)

Totals	$133,270	$376,688	$0	$509,958

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 90.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	$1,596	$1,600
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	5,135	5,087
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	7,845	7,804
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	1,232	1,218
Level 3 Financing, Inc. 1.854% (LIBOR03M + 1.750%) due 03/01/2027 ~	1,100	1,087
Marriott Ownership Resorts, Inc. 1.854% (LIBOR03M + 1.750%) due 08/29/2025 ~	697	687

Total Loan Participations and Assignments (Cost $17,443)		17,483

CORPORATE BONDS & NOTES 82.0%
BANKING & FINANCE 41.8%
ABN AMRO Bank NV 2.470% due 12/13/2029 •	1,300	1,301
AerCap Ireland Capital DAC
1.650% due 10/29/2024	6,400	6,392
1.750% due 10/29/2024	17,700	17,668
3.650% due 07/21/2027	300	316
4.450% due 04/03/2026	10,275	11,178
4.875% due 01/16/2024	2,500	2,660
Agree LP 2.900% due 10/01/2030	3,400	3,460
AIA Group Ltd. 3.900% due 04/06/2028	540	597
Air Lease Corp. 3.000% due 09/15/2023	3,300	3,388
Aircastle Ltd. 2.850% due 01/26/2028	8,600	8,656
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	1,500	1,434
3.375% due 08/15/2031	1,600	1,725
3.450% due 04/30/2025	300	319
3.950% due 01/15/2028	300	331
4.900% due 12/15/2030	6,420	7,720
Ally Financial, Inc.
3.050% due 06/05/2023	2,800	2,872
8.000% due 11/01/2031	6,250	8,858
American Assets Trust LP 3.375% due 02/01/2031	6,900	7,053
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,500	1,532
3.875% due 01/30/2031	500	554
American Financial Group, Inc. 3.500% due 08/15/2026	2,200	2,356
American Homes 4 Rent LP
4.250% due 02/15/2028	2,000	2,217
4.900% due 02/15/2029	400	463
American Tower Corp.
1.300% due 09/15/2025	2,100	2,070
2.700% due 04/15/2031	19,100	19,178
2.750% due 01/15/2027	13,800	14,233
2.900% due 01/15/2030	700	718
2.950% due 01/15/2025	9,900	10,288
3.800% due 08/15/2029	7,900	8,603
3.950% due 03/15/2029	3,052	3,331
Antares Holdings LP
2.750% due 01/15/2027	6,000	5,884
3.950% due 07/15/2026	5,400	5,558
Arch Capital Group Ltd. 3.635% due 06/30/2050	1,235	1,325
Ares Finance Co. LLC 4.125% due 06/30/2051 •	100	100
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	3,950	4,082
Aviation Capital Group LLC
3.500% due 11/01/2027	3,100	3,183

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.125% due 08/01/2025	943	996
4.375% due 01/30/2024	5,527	5,800
4.875% due 10/01/2025	1,500	1,623
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	21,078	20,490
3.950% due 07/01/2024	2,000	2,097
4.250% due 04/15/2026	1,573	1,669
5.250% due 05/15/2024	1,786	1,917
Banco Bilbao Vizcaya Argentaria S.A. 0.875% due 09/18/2023	14,500	14,447
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	1,700	1,804
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand 4.125% due 11/09/2022	2,400	2,460
Banco Santander S.A.
2.746% due 05/28/2025	9,200	9,517
4.379% due 04/12/2028	3,800	4,241
Bancolombia S.A. 3.000% due 01/29/2025	1,200	1,206
Bangkok Bank PCL 3.466% due 09/23/2036 •	200	200
Bank of America Corp.
1.084% (US0003M + 0.960%) due 07/23/2024 ~	3,600	3,632
1.124% (US0003M + 1.000%) due 04/24/2023 ~	1,000	1,002
1.319% due 06/19/2026 •	25,000	24,754
1.486% due 05/19/2024 •	1,950	1,965
1.898% due 07/23/2031 •	1,200	1,150
2.299% due 07/21/2032 •	1,200	1,181
2.572% due 10/20/2032 •	200	201
2.676% due 06/19/2041 •	1,000	964
3.093% due 10/01/2025 •	700	729
3.124% due 01/20/2023 •	14,300	14,316
3.550% due 03/05/2024 •	9,500	9,785
3.593% due 07/21/2028 •	5,000	5,385
3.824% due 01/20/2028 •	10,000	10,836
4.083% due 03/20/2051 •	500	603
Bank of America N.A. 3.335% due 01/25/2023 •	4,743	4,750
Banque Federative du Credit Mutuel S.A. 0.650% due 02/27/2024	2,000	1,976
Barclays Bank PLC 7.625% due 11/21/2022 (e)	2,000	2,110
Barclays PLC
1.007% due 12/10/2024 •	1,500	1,490
1.535% (US0003M + 1.380%) due 05/16/2024 ~	26,243	26,575
1.586% (US0003M + 1.430%) due 02/15/2023 ~	6,800	6,808
1.746% (US0003M + 1.625%) due 01/10/2023 ~	900	900
2.645% due 06/24/2031 •	16,100	16,049
3.650% due 03/16/2025	8,300	8,777
3.932% due 05/07/2025 •	4,500	4,735
4.337% due 01/10/2028	6,200	6,774
4.338% due 05/16/2024 •	700	729
4.375% due 09/11/2024	1,300	1,390
4.375% due 01/12/2026	5,500	6,018
4.610% due 02/15/2023 •	16,500	16,571
4.972% due 05/16/2029 •	4,985	5,691
5.088% due 06/20/2030 •	2,800	3,179
5.200% due 05/12/2026	1,300	1,454
BBVA Bancomer S.A.
4.375% due 04/10/2024	4,200	4,467
5.125% due 01/18/2033 •	5,400	5,550
6.750% due 09/30/2022	10,938	11,335
BGC Partners, Inc.
4.375% due 12/15/2025	6,200	6,647
5.375% due 07/24/2023	3,600	3,801
Blackstone Holdings Finance Co. LLC
1.600% due 03/30/2031	800	745
1.625% due 08/05/2028	7,200	6,998
2.500% due 01/10/2030	1,200	1,219
Blackstone Private Credit Fund 2.350% due 11/22/2024	4,100	4,100
Blue Owl Finance LLC
3.125% due 06/10/2031	100	98
4.125% due 10/07/2051	2,300	2,315
BNP Paribas S.A.
2.159% due 09/15/2029 •	2,500	2,453
2.219% due 06/09/2026 •	18,600	18,788
2.819% due 11/19/2025 •	1,200	1,236
3.052% due 01/13/2031 •	900	927
4.625% due 02/25/2031 •(d)(e)	5,800	5,832
5.198% due 01/10/2030 •	7,300	8,501
6.625% due 03/25/2024 •(d)	5,250	5,670
6.750% due 03/14/2022 •(d)(e)	4,300	4,344
7.375% due 08/19/2025 •(d)	500	568
BOC Aviation Ltd.
3.500% due 10/10/2024	12,400	12,978

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.000% due 01/25/2024	700	732
Boston Properties LP
2.900% due 03/15/2030	2,300	2,345
3.250% due 01/30/2031	7,550	7,919
BPCE S.A.
1.000% due 01/20/2026	2,000	1,936
4.500% due 03/15/2025	5,700	6,147
Brandywine Operating Partnership LP 3.950% due 02/15/2023	4,160	4,260
Brixmor Operating Partnership LP 1.182% (US0003M + 1.050%) due 02/01/2022 ~	5,630	5,633
Brookfield Finance, Inc. 3.900% due 01/25/2028	300	330
Canadian Imperial Bank of Commerce 0.450% (SOFRINDX + 0.400%) due 12/14/2023 ~	1,000	1,000
Cantor Fitzgerald LP 6.500% due 06/17/2022	1,200	1,230
Carlyle Finance LLC 5.650% due 09/15/2048	150	204
CI Financial Corp.
3.200% due 12/17/2030	2,100	2,157
4.100% due 06/15/2051	1,500	1,629
Citibank N.A. 3.650% due 01/23/2024	500	526
Citigroup, Inc.
1.074% (US0003M + 0.950%) due 07/24/2023 ~	10,000	10,029
1.258% (US0003M + 1.100%) due 05/17/2024 ~	1,000	1,011
1.601% (US0003M + 1.430%) due 09/01/2023 ~	2,900	2,922
2.520% due 11/03/2032 •	100	100
2.572% due 06/03/2031 •(f)	10,500	10,602
3.106% due 04/08/2026 •	1,700	1,783
3.200% due 10/21/2026	4,437	4,705
3.668% due 07/24/2028 •	9	10
4.044% due 06/01/2024 •	8,300	8,653
Citizens Bank N.A.
2.250% due 04/28/2025	1,000	1,024
3.750% due 02/18/2026	1,650	1,780
CK Hutchison International Ltd. 3.250% due 04/11/2024	600	625
Corporate Office Properties LP
2.250% due 03/15/2026	5,400	5,469
2.750% due 04/15/2031	1,400	1,393
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026	2,800	2,398
3.125% due 10/22/2025	900	796
Credit Agricole S.A.
1.247% due 01/26/2027 •	4,750	4,624
4.125% due 01/10/2027	9,800	10,767
Credit Suisse AG
0.430% (SOFRINDX + 0.380%) due 08/09/2023 ~	5,000	5,001
3.625% due 09/09/2024	2,600	2,759
6.500% due 08/08/2023 (e)	30,838	33,264
Credit Suisse Group AG
1.441% (US0003M + 1.240%) due 06/12/2024 ~	1,000	1,011
2.593% due 09/11/2025 •	13,300	13,590
2.997% due 12/14/2023 •	1,300	1,321
3.091% due 05/14/2032 •	14,500	14,770
3.750% due 03/26/2025	13,650	14,496
3.800% due 06/09/2023	4,800	4,975
3.869% due 01/12/2029 •	2,200	2,357
4.207% due 06/12/2024 •	1,600	1,665
4.550% due 04/17/2026	600	662
Crown Castle International Corp.
1.350% due 07/15/2025	7,400	7,306
2.100% due 04/01/2031	200	192
3.150% due 07/15/2023	3,000	3,091
3.300% due 07/01/2030	3,379	3,568
4.150% due 07/01/2050	7,085	7,989
CubeSmart LP
3.000% due 02/15/2030	2,100	2,192
4.000% due 11/15/2025	2,933	3,152
4.375% due 02/15/2029	7,650	8,660
CyrusOne LP 3.450% due 11/15/2029	200	217
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	7,900	8,173
Deutsche Bank AG
2.222% due 09/18/2024 •	50,000	50,664
3.547% due 09/18/2031 •	2,100	2,213
3.961% due 11/26/2025 •	2,000	2,113
Digital Realty Trust LP 4.450% due 07/15/2028	30	34
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023	675	711
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024	144	142

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

E*TRADE Financial Corp. 4.500% due 06/20/2028	1,700	1,916
EPR Properties
3.600% due 11/15/2031	200	198
3.750% due 08/15/2029	2,000	2,021
4.500% due 04/01/2025	3,500	3,729
4.500% due 06/01/2027	300	317
4.750% due 12/15/2026	8,200	8,769
4.950% due 04/15/2028	700	756
Equinix, Inc.
2.150% due 07/15/2030	3,000	2,920
2.625% due 11/18/2024	9,680	9,981
3.200% due 11/18/2029	4,775	5,023
Equitable Financial Life Global Funding 1.800% due 03/08/2028	7,000	6,889
Equitable Holdings, Inc. 4.350% due 04/20/2028	1,800	2,019
ERP Operating LP
3.375% due 06/01/2025	1,700	1,802
3.500% due 03/01/2028	1,774	1,929
Essex Portfolio LP
3.000% due 01/15/2030	3,800	3,987
3.375% due 04/15/2026	820	871
3.500% due 04/01/2025	800	845
3.875% due 05/01/2024	3,500	3,687
Everest Reinsurance Holdings, Inc. 3.125% due 10/15/2052	1,800	1,757
Extra Space Storage LP 2.350% due 03/15/2032	1,600	1,557
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	4,300	4,822
Federal Realty Investment Trust
3.250% due 07/15/2027	3,300	3,504
3.500% due 06/01/2030	1,693	1,808
Fidelity National Financial, Inc.
2.450% due 03/15/2031	900	884
3.400% due 06/15/2030	5,700	6,025
First American Financial Corp.
2.400% due 08/15/2031	3,750	3,673
4.300% due 02/01/2023	2,975	3,067
FMR LLC
4.950% due 02/01/2033	1,600	1,960
5.150% due 02/01/2043	300	391
Ford Motor Credit Co. LLC
1.221% (US0003M + 1.080%) due 08/03/2022 ~	500	501
1.391% (US0003M + 1.235%) due 02/15/2023 ~	5,100	5,092
1.490% (US0003M + 1.270%) due 03/28/2022 ~	300	300
3.550% due 10/07/2022	10,100	10,265
5.584% due 03/18/2024	13,300	14,347
5.596% due 01/07/2022	1,213	1,215
FS KKR Capital Corp.
1.650% due 10/12/2024	7,100	6,970
2.625% due 01/15/2027	100	99
GA Global Funding Trust 1.625% due 01/15/2026	1,500	1,489
General Motors Financial Co., Inc.
1.123% (US0003M + 0.990%) due 01/05/2023 ~	500	502
1.677% (US0003M + 1.550%) due 01/14/2022 ~	11,700	11,704
4.250% due 05/15/2023	10	10
Global Atlantic Fin Co. 4.400% due 10/15/2029	200	216
GLP Capital LP
3.350% due 09/01/2024	3,200	3,317
4.000% due 01/15/2030	2,700	2,861
4.000% due 01/15/2031	6,200	6,624
5.300% due 01/15/2029	500	568
5.375% due 11/01/2023	2,600	2,762
5.375% due 04/15/2026	100	111
5.750% due 06/01/2028	1,200	1,387
Goldman Sachs Group, Inc.
1.124% (US0003M + 1.000%) due 07/24/2023 ~	4,218	4,232
1.230% (US0003M + 1.050%) due 06/05/2023 ~	11,200	11,231
1.326% (US0003M + 1.170%) due 05/15/2026 ~	5,000	5,104
2.908% due 06/05/2023 •	7,449	7,512
3.691% due 06/05/2028 •	5,000	5,388
3.800% due 03/15/2030	100	110
3.850% due 01/26/2027	700	753
4.223% due 05/01/2029 •	6,800	7,560
Golub Capital BDC, Inc. 2.050% due 02/15/2027	3,400	3,268
Goodman HK Finance 4.375% due 06/19/2024	900	957
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	2,125	2,470
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	500	540

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Growthpoint Properties International Pty. Ltd. 5.872% due 05/02/2023	1,900	1,965
Guardian Life Global Funding
1.625% due 09/16/2028	100	97
2.900% due 05/06/2024	3,100	3,236
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,500	1,495
Healthcare Realty Trust, Inc. 3.875% due 05/01/2025	600	637
Healthcare Trust of America Holdings LP 2.000% due 03/15/2031	3,700	3,505
Healthpeak Properties, Inc. 3.000% due 01/15/2030	1,500	1,576
Highwoods Realty LP
2.600% due 02/01/2031	1,000	991
3.050% due 02/15/2030	3,500	3,602
Host Hotels & Resorts LP
3.375% due 12/15/2029	3,700	3,775
3.500% due 09/15/2030	1,700	1,747
4.000% due 06/15/2025	400	425
HSBC Holdings PLC
1.581% (US0003M + 1.380%) due 09/12/2026 ~	800	822
2.013% due 09/22/2028 •	1,200	1,176
2.099% due 06/04/2026 •	4,700	4,734
2.633% due 11/07/2025 •	5,600	5,748
2.848% due 06/04/2031 •	500	506
3.803% due 03/11/2025 •	1,000	1,050
4.000% due 03/09/2026 •(d)(e)	6,800	6,775
4.300% due 03/08/2026	600	658
4.600% due 12/17/2030 •(d)(e)	4,100	4,107
4.700% due 03/09/2031 •(d)(e)	5,900	5,915
6.500% due 03/23/2028 •(d)(e)	6,300	6,951
6.500% due 09/15/2037	1,200	1,663
Hudson Pacific Properties LP
3.250% due 01/15/2030	1,400	1,454
3.950% due 11/01/2027	7,700	8,257
4.650% due 04/01/2029	3,600	4,073
Indian Railway Finance Corp. Ltd. 3.249% due 02/13/2030	2,400	2,442
Industrial & Commercial Bank of China Ltd. 3.538% due 11/08/2027	2,800	3,034
ING Groep NV
1.214% (US0003M + 1.000%) due 10/02/2023 ~	3,600	3,647
3.875% due 05/16/2027 •(d)(e)	200	191
4.250% due 05/16/2031 •(d)(e)	5,800	5,481
Intercontinental Exchange, Inc.
0.700% due 06/15/2023	7,900	7,884
3.750% due 12/01/2025	2,200	2,379
International Lease Finance Corp. 8.625% due 01/15/2022	8,800	8,822
Intesa Sanpaolo SpA
3.250% due 09/23/2024	3,200	3,333
5.017% due 06/26/2024	2,200	2,359
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031	4,421	4,168
2.300% due 11/15/2028	1,800	1,782
Jefferies Group LLC 6.500% due 01/20/2043	400	554
JPMorgan Chase & Co.
0.934% (SOFRRATE + 0.885%) due 04/22/2027 ~	1,000	1,014
1.014% (US0003M + 0.890%) due 07/23/2024 ~	6,390	6,453
1.354% (US0003M + 1.230%) due 10/24/2023 ~	3,100	3,120
1.514% due 06/01/2024 •	10,000	10,079
1.764% due 11/19/2031 •	700	664
2.301% due 10/15/2025 •	5,100	5,219
2.545% due 11/08/2032 •	300	302
2.580% due 04/22/2032 •	6,700	6,793
3.797% due 07/23/2024 •	5,150	5,369
5.500% due 10/15/2040	600	818
8.750% due 09/01/2030	75	113
Kilroy Realty LP
3.050% due 02/15/2030	7,533	7,776
3.450% due 12/15/2024	3,000	3,144
4.375% due 10/01/2025	4,300	4,687
4.750% due 12/15/2028	1,600	1,832
LeasePlan Corp. NV 2.875% due 10/24/2024	3,400	3,508
Legg Mason, Inc. 5.625% due 01/15/2044	1,000	1,376
Lexington Realty Trust 2.700% due 09/15/2030	2,400	2,381
Life Storage LP
3.875% due 12/15/2027	2,700	2,964
4.000% due 06/15/2029	1,475	1,638
Lloyds Bank PLC 7.500% due 04/02/2032 þ	2,400	1,920

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Lloyds Banking Group PLC
0.695% due 05/11/2024 •	1,800	1,793
2.438% due 02/05/2026 •	7,300	7,447
3.750% due 01/11/2027	12,600	13,644
4.450% due 05/08/2025	15,900	17,284
4.550% due 08/16/2028	1,600	1,821
4.582% due 12/10/2025	13,200	14,412
7.500% due 09/27/2025 •(d)(e)	2,600	2,940
Loews Corp. 3.200% due 05/15/2030	4,300	4,579
Macquarie Group Ltd. 3.189% due 11/28/2023 •	8,000	8,141
MassMutual Global Funding
0.480% due 08/28/2023	800	796
2.750% due 06/22/2024	700	726
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •	600	685
Metropolitan Life Global Funding 0.350% (SOFRRATE + 0.300%) due 09/27/2024 ~	1,000	998
Mid-America Apartments LP
1.100% due 09/15/2026	4,600	4,451
3.750% due 06/15/2024	1,500	1,580
3.950% due 03/15/2029	2,747	3,071
4.200% due 06/15/2028	3,500	3,947
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	800	834
Mitsubishi UFJ Financial Group, Inc.
0.953% due 07/19/2025 •	4,800	4,744
1.412% due 07/17/2025	12,000	11,943
1.640% due 10/13/2027 •	3,100	3,061
2.494% due 10/13/2032 •	3,100	3,107
3.195% due 07/18/2029	3,600	3,807
3.407% due 03/07/2024	1,200	1,257
Mizuho Financial Group Cayman Ltd. 4.600% due 03/27/2024	5,850	6,219
Mizuho Financial Group, Inc.
0.800% (US0003M + 0.610%) due 09/08/2024 ~	5,000	5,019
0.810% (US0003M + 0.630%) due 05/25/2024 ~	5,500	5,526
1.051% (US0003M + 0.850%) due 09/13/2023 ~	12,700	12,749
1.111% (US0003M + 0.990%) due 07/10/2024 ~	800	807
1.241% due 07/10/2024 •	16,600	16,646
2.201% due 07/10/2031 •	5,800	5,677
2.555% due 09/13/2025 •	2,500	2,568
2.869% due 09/13/2030 •	800	826
Morgan Stanley
1.364% (US0003M + 1.220%) due 05/08/2024 ~	5,300	5,366
1.928% due 04/28/2032 •	600	574
2.511% due 10/20/2032 •	100	100
4.000% due 07/23/2025	1,400	1,519
5.597% due 03/24/2051 •	100	150
MPT Operating Partnership LP
3.500% due 03/15/2031	100	101
4.625% due 08/01/2029	2,600	2,748
Nasdaq, Inc. 2.500% due 12/21/2040	3,000	2,778
National Health Investors, Inc. 3.000% due 02/01/2031	2,600	2,511
Nationwide Building Society
3.766% due 03/08/2024 •	2,465	2,540
3.960% due 07/18/2030 •	8,500	9,347
4.302% due 03/08/2029 •	12,200	13,454
4.363% due 08/01/2024 •	9,400	9,848
Nationwide Financial Services, Inc. 3.900% due 11/30/2049	1,900	2,224
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039	100	173
Natwest Group PLC
1.770% (US0003M + 1.550%) due 06/25/2024 ~	8,200	8,333
3.875% due 09/12/2023	2,685	2,801
4.269% due 03/22/2025 •	4,800	5,082
4.800% due 04/05/2026	500	557
4.892% due 05/18/2029 •	3,200	3,663
5.076% due 01/27/2030 •	28,000	32,502
6.000% due 12/29/2025 •(d)(e)	23,000	25,227
New York Life Insurance Co. 3.750% due 05/15/2050	2,200	2,510
Nippon Life Insurance Co. 2.750% due 01/21/2051 •	200	196
Nissan Motor Acceptance Co. LLC
1.012% (US0003M + 0.890%) due 01/13/2022 ~	300	300
1.050% due 03/08/2024	16,000	15,821
1.125% due 09/16/2024	4,100	4,031
1.850% due 09/16/2026	6,500	6,349
2.750% due 03/09/2028	200	199
2.800% due 01/13/2022	738	738
3.875% due 09/21/2023	3,700	3,851

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Nomura Holdings, Inc.
1.653% due 07/14/2026	10,300	10,122
1.851% due 07/16/2025	4,000	4,001
2.679% due 07/16/2030	5,000	4,983
3.103% due 01/16/2030	3,200	3,302
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)	2,800	2,661
Omega Healthcare Investors, Inc.
4.375% due 08/01/2023	1,956	2,042
4.500% due 01/15/2025	900	962
4.500% due 04/01/2027	2,650	2,900
5.250% due 01/15/2026	2,750	3,061
Owl Rock Capital Corp. 2.875% due 06/11/2028	2,600	2,554
Pacific Life Global Funding 1.600% due 09/21/2028	4,900	4,749
Pacific Life Insurance Co. 9.250% due 06/15/2039	900	1,551
Pacific LifeCorp 3.350% due 09/15/2050	1,000	1,078
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023	790	816
5.500% due 02/15/2024	191	205
Physicians Realty LP
3.950% due 01/15/2028	1,800	1,968
4.300% due 03/15/2027	2,475	2,749
Pricoa Global Funding 0.800% due 09/01/2025	2,000	1,956
Principal Financial Group, Inc. 2.125% due 06/15/2030	3,250	3,218
Principal Life Global Funding 1.250% due 06/23/2025	1,000	989
Prologis LP
2.125% due 04/15/2027	300	305
4.375% due 02/01/2029	4,700	5,383
Protective Life Corp. 3.400% due 01/15/2030	6,600	6,996
Protective Life Global Funding
1.170% due 07/15/2025	1,500	1,483
1.737% due 09/21/2030	4,800	4,573
QNB Finance Ltd. 1.275% (SOFRRATE + 1.225%) due 02/12/2022 ~	1,600	1,601
Rayonier LP 2.750% due 05/17/2031	9,873	9,861
Realty Income Corp.
3.950% due 08/15/2027	12,700	14,090
4.625% due 11/01/2025	1,755	1,947
4.875% due 06/01/2026	3,100	3,491
Regency Centers LP
2.950% due 09/15/2029	1,800	1,870
3.700% due 06/15/2030	1,300	1,424
Reliance Standard Life Global Funding 2.500% due 10/30/2024	400	412
Rexford Industrial Realty LP 2.125% due 12/01/2030	200	190
Sabra Health Care LP
3.200% due 12/01/2031	150	147
3.900% due 10/15/2029	2,300	2,411
Santander Holdings USA, Inc.
3.244% due 10/05/2026	18,220	19,030
3.400% due 01/18/2023	6,600	6,747
3.450% due 06/02/2025	5,300	5,565
3.500% due 06/07/2024	500	521
4.400% due 07/13/2027	300	329
4.500% due 07/17/2025	1,100	1,192
Santander UK Group Holdings PLC
3.373% due 01/05/2024 •	800	818
3.823% due 11/03/2028 •	500	537
4.750% due 09/15/2025	2,600	2,838
4.796% due 11/15/2024 •	3,800	4,035
Santander UK PLC 5.000% due 11/07/2023	2,473	2,633
SBA Tower Trust 1.631% due 05/15/2051	15,600	15,366
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022	15,000	15,309
5.250% due 05/23/2023 (e)	1,100	1,140
6.125% due 02/07/2022	2,000	2,007
Service Properties Trust
4.650% due 03/15/2024	600	593
4.750% due 10/01/2026	3,700	3,602
SL Green Operating Partnership LP 3.250% due 10/15/2022	10,010	10,175
SL Green Realty Corp. 4.500% due 12/01/2022	7,200	7,356

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

SMBC Aviation Capital Finance DAC
3.550% due 04/15/2024	4,955	5,176
4.125% due 07/15/2023	4,200	4,378
Societe Generale S.A.
1.488% due 12/14/2026 •	11,300	11,012
1.792% due 06/09/2027 •	9,800	9,595
Spirit Realty LP
2.100% due 03/15/2028	5,100	4,968
3.200% due 02/15/2031	1,300	1,345
4.000% due 07/15/2029	1,700	1,870
Standard Chartered PLC
0.991% due 01/12/2025 •	6,500	6,433
1.456% due 01/14/2027 •	4,900	4,750
2.678% due 06/29/2032 •	200	197
4.750% due 01/14/2031 •(d)(e)	12,700	12,613
7.500% due 04/02/2022 •(d)(e)	600	610
Stellantis Finance US, Inc. 1.711% due 01/29/2027	2,500	2,459
Stifel Financial Corp. 4.000% due 05/15/2030	1,600	1,757
STORE Capital Corp.
2.750% due 11/18/2030	1,000	993
4.625% due 03/15/2029	1,500	1,683
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025	24,300	24,193
1.902% due 09/17/2028	9,200	9,026
3.364% due 07/12/2027	950	1,018
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	4,600	4,585
Sun Communities Operating LP 2.700% due 07/15/2031	100	99
Synchrony Financial
3.700% due 08/04/2026	100	106
5.150% due 03/19/2029	200	230
Teachers Insurance & Annuity Association of America 4.375% due 09/15/2054 •	2,800	2,913
Temasek Financial Ltd. 2.375% due 01/23/2023	5,000	5,083
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •	1,500	1,552
Truist Bank 1.500% due 03/10/2025	1,700	1,711
Trust Fibra Uno 4.869% due 01/15/2030	4,500	4,760
UBS AG
0.410% (SOFRRATE + 0.360%) due 02/09/2024 ~	11,800	11,796
5.125% due 05/15/2024 (e)	3,600	3,859
7.625% due 08/17/2022 (e)	4,750	4,934
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~	8,400	8,438
1.364% due 01/30/2027 •	8,200	8,019
1.494% due 08/10/2027 •	5,000	4,880
2.095% due 02/11/2032 •	200	194
2.859% due 08/15/2023 •	17,000	17,206
4.125% due 09/24/2025	1,900	2,053
4.375% due 02/10/2031 •(d)(e)	1,700	1,684
7.000% due 02/19/2025 •(d)(e)	400	446
UDR, Inc.
3.000% due 08/15/2031	8,590	8,957
3.100% due 11/01/2034	2,200	2,286
3.200% due 01/15/2030	2,700	2,841
UniCredit SpA
5.459% due 06/30/2035 •	8,800	9,598
6.572% due 01/14/2022	4,250	4,256
7.296% due 04/02/2034 •	6,509	7,805
7.830% due 12/04/2023	14,800	16,508
Unum Group 3.875% due 11/05/2025	5,300	5,666
Vanke Real Estate Hong Kong Co. Ltd.
1.730% (US0003M + 1.550%) due 05/25/2023 ~	700	696
4.150% due 04/18/2023	4,700	4,820
Vonovia Finance BV 5.000% due 10/02/2023	6,055	6,391
WEA Finance LLC 3.750% due 09/17/2024	7,600	7,977
Wells Fargo & Co. 3.750% due 01/24/2024	1,900	1,996
Wells Fargo Bank N.A. 6.600% due 01/15/2038	720	1,047
Weyerhaeuser Co.
4.000% due 11/15/2029	3,600	4,027
4.000% due 04/15/2030	12,500	13,955
WP Carey, Inc.
4.000% due 02/01/2025	5,200	5,536
4.250% due 10/01/2026	2,900	3,178

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

XLIT Ltd. 4.450% due 03/31/2025	1,100	1,194

		2,090,806

INDUSTRIALS 31.1%
AbbVie, Inc.
2.950% due 11/21/2026	1,100	1,160
3.200% due 11/21/2029	4,480	4,795
Adani Transmission Ltd. 4.000% due 08/03/2026	1,600	1,683
Air Canada Pass-Through Trust 3.300% due 07/15/2031	4,063	4,140
Aker BP ASA 3.750% due 01/15/2030	400	424
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029	5,852	6,408
Alcon Finance Corp.
2.600% due 05/27/2030	7,700	7,779
3.000% due 09/23/2029	7,500	7,838
Alibaba Group Holding Ltd.
2.125% due 02/09/2031	5,000	4,832
2.700% due 02/09/2041	700	640
3.150% due 02/09/2051	200	188
4.500% due 11/28/2034	6,750	7,664
Allegion PLC 3.500% due 10/01/2029	3,000	3,192
Altria Group, Inc. 3.875% due 09/16/2046	2,000	1,939
Amazon.com, Inc. 2.100% due 05/12/2031	5,200	5,276
American Airlines Pass-Through Trust
2.875% due 01/11/2036	100	99
3.000% due 04/15/2030	5,014	4,995
3.150% due 08/15/2033	5,173	5,242
3.350% due 04/15/2031	7,457	7,607
3.375% due 11/01/2028	812	806
3.575% due 07/15/2029	1,905	1,939
3.600% due 03/22/2029	1,840	1,901
3.700% due 04/01/2028	469	477
Amgen, Inc.
3.625% due 05/22/2024	3,150	3,319
4.663% due 06/15/2051	400	513
Anheuser-Busch InBev Worldwide, Inc. 5.800% due 01/23/2059	200	290
AP Moller - Maersk A/S 3.875% due 09/28/2025	1,900	2,036
Arrow Electronics, Inc.
3.250% due 09/08/2024	4,800	5,013
4.500% due 03/01/2023	9,970	10,261
Ashtead Capital, Inc. 4.000% due 05/01/2028	4,000	4,182
Autodesk, Inc. 3.600% due 12/15/2022	700	714
Bacardi Ltd.
4.450% due 05/15/2025	9,100	9,869
5.150% due 05/15/2038	200	248
BAE Systems PLC 3.400% due 04/15/2030	800	855
Baidu, Inc.
1.720% due 04/09/2026	800	792
2.375% due 08/23/2031	200	193
2.875% due 07/06/2022	200	202
3.500% due 11/28/2022	300	307
3.875% due 09/29/2023	5,100	5,320
4.125% due 06/30/2025	500	539
4.375% due 05/14/2024	2,600	2,767
Baxter International, Inc.
0.868% due 12/01/2023	2,500	2,491
1.322% due 11/29/2024	2,500	2,498
2.272% due 12/01/2028	700	706
Bayer U.S. Finance LLC
3.875% due 12/15/2023	6,100	6,378
4.250% due 12/15/2025	7,500	8,119
4.375% due 12/15/2028	2,300	2,571
Berry Global, Inc. 4.875% due 07/15/2026	14,400	14,915
Boeing Co.
1.433% due 02/04/2024	12,800	12,786
1.875% due 06/15/2023	2,125	2,143
2.196% due 02/04/2026	23,400	23,413
2.950% due 02/01/2030	300	306
3.625% due 02/01/2031	3,350	3,577
4.508% due 05/01/2023	2,000	2,090
5.040% due 05/01/2027	10,000	11,268
5.150% due 05/01/2030	2,500	2,915

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.705% due 05/01/2040	4,500	5,788
5.930% due 05/01/2060	10,000	13,915
Boston Scientific Corp.
1.900% due 06/01/2025	5,100	5,162
4.000% due 03/01/2029	7,700	8,559
Bristol-Myers Squibb Co.
0.535% (US0003M + 0.380%) due 05/16/2022 ~	5,500	5,507
3.250% due 02/20/2023	13,278	13,631
British Airways Pass-Through Trust
2.900% due 09/15/2036	100	100
3.300% due 06/15/2034	94	97
3.350% due 12/15/2030	4,702	4,683
3.800% due 03/20/2033	1,670	1,742
4.125% due 03/20/2033	2,076	2,108
4.250% due 05/15/2034	287	306
Broadcom, Inc.
2.450% due 02/15/2031	37,220	36,534
2.600% due 02/15/2033	9,200	8,982
3.137% due 11/15/2035	15,099	15,205
3.187% due 11/15/2036	4,534	4,533
3.419% due 04/15/2033	7,343	7,706
3.469% due 04/15/2034	20,159	21,127
4.110% due 09/15/2028	14,890	16,338
4.150% due 11/15/2030	17,501	19,425
4.300% due 11/15/2032	8,002	9,004
Cameron LNG LLC
2.902% due 07/15/2031	4,300	4,482
3.402% due 01/15/2038	100	104
CDW LLC 2.670% due 12/01/2026	2,500	2,566
CGI, Inc.
1.450% due 09/14/2026	9,500	9,300
2.300% due 09/14/2031	100	96
Charter Communications Operating LLC
2.250% due 01/15/2029	200	195
3.500% due 06/01/2041	8,500	8,302
3.850% due 04/01/2061	500	473
3.900% due 06/01/2052	8,600	8,641
4.800% due 03/01/2050	9,700	10,887
4.908% due 07/23/2025	23,500	25,897
5.050% due 03/30/2029	200	229
5.125% due 07/01/2049	2,000	2,325
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029	700	750
5.125% due 06/30/2027	300	339
5.875% due 03/31/2025	4,450	4,935
Chevron Corp. 1.554% due 05/11/2025	1,250	1,261
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	1,200	1,145
Citrix Systems, Inc.
1.250% due 03/01/2026	3,210	3,129
3.300% due 03/01/2030	3,700	3,758
Conagra Brands, Inc. 4.300% due 05/01/2024	2,700	2,875
Constellation Brands, Inc.
2.250% due 08/01/2031	100	98
4.750% due 11/15/2024	900	983
CoStar Group, Inc. 2.800% due 07/15/2030	3,000	3,004
Cox Communications, Inc.
1.800% due 10/01/2030	4,400	4,150
3.150% due 08/15/2024	1,102	1,149
3.500% due 08/15/2027	1,300	1,398
CRH America, Inc. 3.875% due 05/18/2025	5,000	5,346
Crown Castle Towers LLC
3.720% due 07/15/2043	500	506
4.241% due 07/15/2048	900	984
CVS Health Corp.
3.750% due 04/01/2030	7,800	8,561
3.875% due 07/20/2025	1,300	1,398
CVS Pass-Through Trust 7.507% due 01/10/2032	1,408	1,744
D.R. Horton, Inc. 2.600% due 10/15/2025	3,795	3,921
DAE Funding LLC
1.625% due 02/15/2024	3,300	3,242
2.625% due 03/20/2025	4,200	4,230
3.375% due 03/20/2028	400	406
Daimler Trucks Finance North America LLC
0.650% (SOFRRATE + 0.600%) due 12/14/2023 ~	7,000	7,007
1.625% due 12/13/2024	6,800	6,856
Dell International LLC
4.000% due 07/15/2024	7,300	7,750
4.900% due 10/01/2026	5,700	6,424

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.850% due 07/15/2025	6,948	7,882
6.020% due 06/15/2026	11,300	13,074
6.100% due 07/15/2027	855	1,021
6.200% due 07/15/2030	2,400	3,032
8.350% due 07/15/2046	124	207
Delta Air Lines, Inc.
2.900% due 10/28/2024	11,345	11,575
3.750% due 10/28/2029 (h)	6,500	6,668
4.750% due 10/20/2028	200	219
7.000% due 05/01/2025	2,681	3,068
7.375% due 01/15/2026	1,104	1,301
Devon Energy Corp. 5.250% due 09/15/2024	6,635	7,183
Diageo Capital PLC 3.500% due 09/18/2023	3,750	3,907
Discovery Communications LLC 2.950% due 03/20/2023	579	592
eBay, Inc. 1.900% due 03/11/2025	1,900	1,923
Ecopetrol S.A. 4.625% due 11/02/2031	100	97
Enbridge, Inc.
0.660% (US0003M + 0.500%) due 02/18/2022 ~	9,100	9,103
1.600% due 10/04/2026	10,000	9,863
Energy Transfer LP
2.900% due 05/15/2025	7,300	7,547
3.900% due 07/15/2026	1,600	1,723
4.900% due 03/15/2035	50	57
7.600% due 02/01/2024	7,900	8,689
Eni SpA 4.000% due 09/12/2023	7,500	7,846
Entergy Louisiana LLC 2.350% due 06/15/2032	7,200	7,187
Enterprise Products Operating LLC 4.875% due 08/16/2077 •	400	375
EQM Midstream Partners LP 4.000% due 08/01/2024	2,400	2,496
Equifax, Inc. 2.600% due 12/15/2025	1,800	1,864
Expedia Group, Inc.
2.950% due 03/15/2031	7,850	7,847
3.250% due 02/15/2030	3,000	3,065
3.800% due 02/15/2028	2,300	2,461
6.250% due 05/01/2025	10,136	11,443
Ferguson Finance PLC 3.250% due 06/02/2030	1,100	1,158
Fiserv, Inc. 3.500% due 07/01/2029	5,000	5,382
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	9,700	9,752
Flex Ltd. 3.750% due 02/01/2026	1,320	1,411
Fortune Brands Home & Security, Inc. 3.250% due 09/15/2029	5,800	6,138
Fox Corp. 4.030% due 01/25/2024	1,400	1,479
Fresenius Medical Care U.S. Finance, Inc.
1.875% due 12/01/2026	9,700	9,602
2.375% due 02/16/2031	200	191
Gazprom PJSC Via Gaz Capital S.A.
4.950% due 07/19/2022	3,000	3,056
6.510% due 03/07/2022	6,800	6,868
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	12,700	15,177
General Electric Co. 6.750% due 03/15/2032	700	956
General Motors Co. 4.875% due 10/02/2023	61	65
Georgia-Pacific LLC 3.600% due 03/01/2025	600	636
Globo Comunicacao e Participacoes S.A. 4.843% due 06/08/2025	1,000	1,024
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (h)	500	668
Hasbro, Inc. 3.550% due 11/19/2026	3,267	3,505
HCA, Inc.
4.125% due 06/15/2029	8,000	8,811
5.250% due 06/15/2026	200	225
5.500% due 06/15/2047	100	131
HollyFrontier Corp. 2.625% due 10/01/2023	7,200	7,341
Huntsman International LLC 4.500% due 05/01/2029	1,000	1,106
Hyatt Hotels Corp.
1.300% due 10/01/2023	8,100	8,103

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.750% due 04/23/2030	7,100	8,478
Hyundai Capital America 0.875% due 06/14/2024	6,500	6,377
IHS Markit Ltd.
4.250% due 05/01/2029	1,200	1,369
4.750% due 08/01/2028	1,750	2,035
5.000% due 11/01/2022	1,100	1,136
Imperial Brands Finance PLC
3.125% due 07/26/2024	9,330	9,646
3.500% due 02/11/2023	3,278	3,340
3.500% due 07/26/2026	8,500	8,944
4.250% due 07/21/2025	2,823	3,033
Infor, Inc. 1.750% due 07/15/2025	3,800	3,778
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025	1,160	1,135
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,378	2,404
Kaiser Foundation Hospitals 2.810% due 06/01/2041	100	101
Kinder Morgan Energy Partners LP 6.950% due 01/15/2038	156	216
Kinder Morgan, Inc.
7.750% due 01/15/2032	100	141
8.050% due 10/15/2030	7,700	10,443
Komatsu Finance America, Inc. 2.437% due 09/11/2022	2,600	2,627
Laboratory Corp. of America Holdings 3.600% due 02/01/2025	1,700	1,796
Las Vegas Sands Corp.
2.900% due 06/25/2025	900	898
3.200% due 08/08/2024	18,650	18,999
Leidos, Inc. 3.625% due 05/15/2025	1,300	1,385
Lennar Corp. 5.875% due 11/15/2024	1,200	1,324
Level 3 Financing, Inc.
3.400% due 03/01/2027	5,575	5,763
3.875% due 11/15/2029	4,500	4,585
Lundin Energy Finance BV 2.000% due 07/15/2026	3,500	3,479
Magellan Midstream Partners LP 3.950% due 03/01/2050	100	106
Marriott International, Inc.
2.300% due 01/15/2022	2,146	2,147
4.625% due 06/15/2030	900	1,014
4.650% due 12/01/2028	4,000	4,490
5.750% due 05/01/2025	873	983
Marvell Technology, Inc.
1.650% due 04/15/2026	7,800	7,718
2.450% due 04/15/2028	4,900	4,973
Masco Corp. 6.500% due 08/15/2032	100	133
MDC Holdings, Inc. 3.966% due 08/06/2061	200	192
Medtronic, Inc. 3.500% due 03/15/2025	2,353	2,507
Micron Technology, Inc.
4.663% due 02/15/2030	2,775	3,202
4.975% due 02/06/2026	600	668
Mileage Plus Holdings LLC 6.500% due 06/20/2027	2,100	2,245
Mitsubishi Corp. 2.625% due 07/14/2022	3,900	3,938
MMK International Capital DAC 4.375% due 06/13/2024	1,400	1,461
Moody's Corp.
3.250% due 05/20/2050	600	628
4.875% due 02/15/2024	525	561
Motorola Solutions, Inc. 4.600% due 02/23/2028	500	565
National Fuel Gas Co. 2.950% due 03/01/2031	1,600	1,610
NetApp, Inc. 3.250% due 12/15/2022	4,000	4,061
Netflix, Inc.
4.375% due 11/15/2026	3,700	4,103
4.875% due 04/15/2028	2,800	3,197
4.875% due 06/15/2030	3,000	3,504
5.375% due 11/15/2029	3,325	3,954
5.875% due 11/15/2028	500	602
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	100	132
Nissan Motor Co. Ltd.
3.043% due 09/15/2023	15,000	15,398
4.345% due 09/17/2027	26,900	29,062

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.810% due 09/17/2030	15,438	17,284
Norfolk Southern Corp. 4.100% due 05/15/2121	100	114
Northern Natural Gas Co.
4.100% due 09/15/2042	580	666
4.300% due 01/15/2049	200	235
Northwest Pipeline LLC 4.000% due 04/01/2027	5,770	6,281
NVR, Inc. 3.000% due 05/15/2030	2,760	2,871
NXP BV 3.400% due 05/01/2030	7,901	8,430
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (c)(d)	408	4
ONEOK Partners LP
4.900% due 03/15/2025	800	872
5.000% due 09/15/2023	2,300	2,423
Oracle Corp. 1.650% due 03/25/2026 (f)	6,800	6,753
Otis Worldwide Corp. 2.056% due 04/05/2025	5,200	5,290
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	900	976
6.000% due 04/07/2023	1,576	1,655
Packaging Corp. of America 3.650% due 09/15/2024	400	423
Penske Truck Leasing Co. LP 3.950% due 03/10/2025	4,550	4,852
PerkinElmer, Inc. 3.300% due 09/15/2029	2,000	2,119
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030	5,000	5,073
Petroleos Mexicanos
5.950% due 01/28/2031	3,600	3,505
6.700% due 02/16/2032	4,200	4,250
Pfizer, Inc. 7.200% due 03/15/2039	1,300	2,101
Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 04/24/2023	1,500	1,531
Pioneer Natural Resources Co. 4.450% due 01/15/2026	3,100	3,386
Prosus NV 3.680% due 01/21/2030	1,700	1,751
PulteGroup, Inc.
5.000% due 01/15/2027	3,100	3,525
6.375% due 05/15/2033	100	130
Qatar Energy 3.125% due 07/12/2041	6,000	6,080
QVC, Inc. 5.450% due 08/15/2034	6,100	6,048
RELX Capital, Inc. 3.000% due 05/22/2030	2,370	2,487
Renesas Electronics Corp. 1.543% due 11/26/2024	4,600	4,573
Reynolds American, Inc. 4.450% due 06/12/2025	500	540
Roche Holdings, Inc. 2.375% due 01/28/2027	1,600	1,663
Royalty Pharma PLC 0.750% due 09/02/2023	5,600	5,567
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	700	767
4.500% due 05/15/2030	11,400	12,871
5.625% due 04/15/2023	3,525	3,688
5.625% due 03/01/2025	800	889
5.750% due 05/15/2024	4,770	5,190
5.875% due 06/30/2026	10,400	11,943
Sands China Ltd.
2.300% due 03/08/2027	3,300	3,110
2.850% due 03/08/2029	4,500	4,241
3.250% due 08/08/2031	3,600	3,388
3.800% due 01/08/2026	2,000	2,012
4.375% due 06/18/2030	3,100	3,168
5.125% due 08/08/2025	3,100	3,256
5.400% due 08/08/2028	3,700	3,989
Santos Finance Ltd. 3.649% due 04/29/2031	5,700	5,810
Skyworks Solutions, Inc. 1.800% due 06/01/2026	2,400	2,378
Smith & Nephew PLC 2.032% due 10/14/2030	2,400	2,320
Southern Co.
3.250% due 07/01/2026	1,400	1,483
3.700% due 04/30/2030	7,800	8,493
4.250% due 07/01/2036	100	113

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Southwest Airlines Co.
4.750% due 05/04/2023	2,400	2,514
5.125% due 06/15/2027	5,700	6,521
Spectra Energy Partners LP 3.375% due 10/15/2026	3,598	3,817
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	200	205
3.950% due 06/15/2023	4,200	4,233
4.600% due 06/15/2028	4,500	4,518
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031	3,162	3,117
4.100% due 10/01/2029	132	136
Sprint Spectrum Co. LLC 4.738% due 09/20/2029	894	936
Standard Industries, Inc. 4.375% due 07/15/2030	6,600	6,747
Suntory Holdings Ltd. 2.250% due 10/16/2024	7,000	7,140
Suzano Austria GmbH 3.125% due 01/15/2032	100	97
Syngenta Finance NV
4.441% due 04/24/2023	6,725	6,954
4.892% due 04/24/2025	8,600	9,243
5.182% due 04/24/2028	3,991	4,484
Synnex Corp.
1.250% due 08/09/2024	15,100	14,938
1.750% due 08/09/2026	7,225	7,049
2.375% due 08/09/2028	100	97
T-Mobile USA, Inc.
2.250% due 11/15/2031	10,000	9,714
2.400% due 03/15/2029	4,300	4,345
2.700% due 03/15/2032	7,900	7,958
3.750% due 04/15/2027	8,500	9,209
3.875% due 04/15/2030	29,800	32,623
4.500% due 04/15/2050	700	820
Takeda Pharmaceutical Co. Ltd. 2.050% due 03/31/2030	12,700	12,451
Tencent Holdings Ltd.
2.880% due 04/22/2031	1,700	1,732
2.985% due 01/19/2023	950	966
3.280% due 04/11/2024	6,700	6,996
3.595% due 01/19/2028	3,900	4,143
Tencent Music Entertainment Group 1.375% due 09/03/2025	6,100	5,942
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	5,000	5,084
Textron, Inc. 3.375% due 03/01/2028	1,500	1,586
Time Warner Cable LLC
6.550% due 05/01/2037	1,900	2,490
6.750% due 06/15/2039	1,200	1,638
TransCanada PipeLines Ltd.
2.500% due 10/12/2031	300	299
7.625% due 01/15/2039	1,300	2,027
TSMC Global Ltd. 1.250% due 04/23/2026	2,000	1,961
Tyson Foods, Inc. 3.900% due 09/28/2023	1,200	1,256
U.S. Airways Pass-Through Trust 7.125% due 04/22/2025	899	948
United Airlines Pass-Through Trust
2.700% due 11/01/2033	3,521	3,503
2.875% due 04/07/2030	710	725
2.900% due 11/01/2029	3,176	3,157
3.500% due 09/01/2031	667	697
4.000% due 10/11/2027	771	808
4.150% due 10/11/2025	3,801	3,945
4.150% due 02/25/2033	1,557	1,707
4.300% due 02/15/2027	784	820
5.875% due 04/15/2029	11,562	12,687
Vale Overseas Ltd. 6.250% due 08/10/2026	4,100	4,752
VMware, Inc.
0.600% due 08/15/2023	4,000	3,973
1.000% due 08/15/2024	3,200	3,171
1.400% due 08/15/2026	3,700	3,640
2.950% due 08/21/2022	3,588	3,631
4.500% due 05/15/2025	300	327
4.650% due 05/15/2027	8,500	9,566
4.700% due 05/15/2030	5,780	6,734
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	3,800	4,001
Weir Group PLC 2.200% due 05/13/2026	20,300	20,037
Westinghouse Air Brake Technologies Corp.
3.200% due 06/15/2025	1,800	1,875

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.950% due 09/15/2028	8,003	9,105
Williams Cos., Inc. 2.600% due 03/15/2031	1,900	1,889
Woodside Finance Ltd.
3.650% due 03/05/2025	2,000	2,103
3.700% due 09/15/2026	2,500	2,663
4.500% due 03/04/2029	1,200	1,342
WRKCo, Inc.
4.000% due 03/15/2028	600	664
4.900% due 03/15/2029	6,700	7,801
Wyeth LLC 7.250% due 03/01/2023	8,000	8,596
Yale University 1.482% due 04/15/2030	2,000	1,954
Yara International ASA
3.148% due 06/04/2030	1,400	1,446
3.800% due 06/06/2026	3,600	3,839
4.750% due 06/01/2028	2,700	3,069
Zimmer Biomet Holdings, Inc. 3.050% due 01/15/2026	100	105
Zoetis, Inc. 4.500% due 11/13/2025	500	551

		1,552,988

UTILITIES 9.1%
AES Corp.
3.300% due 07/15/2025	2,000	2,078
3.950% due 07/15/2030	2,000	2,135
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	1,700	1,727
American Transmission Systems, Inc. 2.650% due 01/15/2032	2,200	2,223
Arizona Public Service Co. 2.650% due 09/15/2050	3,330	3,015
AT&T, Inc.
2.250% due 02/01/2032	900	871
2.750% due 06/01/2031	17,100	17,465
3.500% due 06/01/2041	300	309
3.550% due 09/15/2055	14,359	14,435
3.650% due 06/01/2051	325	337
3.650% due 09/15/2059	314	318
3.800% due 12/01/2057	1,907	1,990
3.850% due 06/01/2060	175	183
4.450% due 04/01/2024	700	748
Avangrid, Inc. 3.800% due 06/01/2029	170	185
Black Hills Corp. 2.500% due 06/15/2030	2,200	2,178
Boston Gas Co. 4.487% due 02/15/2042	1,400	1,596
CMS Energy Corp. 4.750% due 06/01/2050 •	200	218
Consolidated Edison Co. of New York, Inc. 4.125% due 05/15/2049	300	344
Dayton Power & Light Co. 3.950% due 06/15/2049	100	114
DTE Electric Co. 3.950% due 03/01/2049	200	237
Duke Energy Corp.
2.650% due 09/01/2026	200	207
3.950% due 10/15/2023	500	522
Duke Energy Ohio, Inc. 6.900% due 06/01/2025	5,221	6,112
East Ohio Gas Co. 1.300% due 06/15/2025	8,600	8,489
Electricite de France S.A. 6.950% due 01/26/2039	1,400	2,048
Enel Finance International NV
1.375% due 07/12/2026	13,200	12,868
2.650% due 09/10/2024	2,700	2,782
4.750% due 05/25/2047	200	246
Engie S.A. 2.875% due 10/10/2022	783	795
Entergy Arkansas LLC 3.500% due 04/01/2026	4,900	5,247
Entergy Corp.
1.900% due 06/15/2028	8,800	8,629
2.400% due 06/15/2031	3,500	3,451
3.750% due 06/15/2050	2,900	3,129
Exelon Corp.
3.400% due 04/15/2026	700	746
3.950% due 06/15/2025	1,000	1,069
FirstEnergy Corp.
1.600% due 01/15/2026	3,600	3,483
2.250% due 09/01/2030	1,125	1,085

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.350% due 07/15/2022	700	703
FirstEnergy Transmission LLC 2.866% due 09/15/2028	8,300	8,322
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022	1,500	1,529
6.000% due 11/27/2023	3,500	3,754
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029	13,200	12,649
3.000% due 06/29/2027	7,300	7,184
Georgia Power Co. 3.250% due 03/15/2051	9,290	9,340
IPALCO Enterprises, Inc.
3.700% due 09/01/2024	506	530
4.250% due 05/01/2030	3,787	4,165
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	4,625	4,634
3.900% due 04/01/2024	3,616	3,750
4.625% due 04/01/2029	1,200	1,294
Mississippi Power Co. 3.950% due 03/30/2028	100	110
Monongahela Power Co. 3.550% due 05/15/2027	3,195	3,420
New York State Electric & Gas Corp. 3.300% due 09/15/2049	200	209
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	5,000	5,421
NGPL PipeCo LLC 4.875% due 08/15/2027	1,295	1,442
Niagara Mohawk Power Corp.
3.508% due 10/01/2024	10,000	10,470
4.278% due 12/15/2028	5,000	5,508
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	2,600	2,673
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	169	167
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	3,318	663
Ohio Edison Co. 6.875% due 07/15/2036	1,100	1,569
ONEOK, Inc.
2.750% due 09/01/2024	4,000	4,114
4.550% due 07/15/2028	1,600	1,768
6.000% due 06/15/2035	100	124
6.350% due 01/15/2031	1,200	1,508
Pacific Gas & Electric Co.
1.750% due 06/16/2022	2,950	2,950
2.100% due 08/01/2027	3,700	3,575
2.950% due 03/01/2026	3,800	3,869
3.000% due 06/15/2028	9,500	9,576
3.150% due 01/01/2026	12,400	12,687
3.250% due 06/15/2023	1,000	1,019
3.250% due 06/01/2031	3,500	3,515
3.300% due 12/01/2027	1,500	1,526
3.400% due 08/15/2024	3,800	3,932
3.450% due 07/01/2025	9,715	10,085
3.500% due 06/15/2025	20,300	21,095
3.750% due 02/15/2024	12,900	13,383
3.750% due 07/01/2028	3,015	3,138
3.850% due 11/15/2023	7,347	7,591
4.250% due 08/01/2023	16,103	16,676
4.500% due 12/15/2041	4,969	4,968
4.550% due 07/01/2030	9,853	10,663
4.650% due 08/01/2028	400	437
Plains All American Pipeline LP 5.150% due 06/01/2042	300	330
PT Perusahaan Listrik Negara 3.000% due 06/30/2030	3,000	2,982
Public Service Co. of Oklahoma 6.625% due 11/15/2037	2,200	3,103
Rio Oil Finance Trust
9.250% due 07/06/2024	747	805
9.750% due 01/06/2027	1,066	1,225
Sempra Energy
3.400% due 02/01/2028	200	213
4.125% due 04/01/2052 •	1,200	1,216
6.000% due 10/15/2039	800	1,106
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~	2,700	2,703
0.700% due 08/01/2023	10,100	10,040
0.880% (SOFRRATE + 0.830%) due 04/01/2024 ~	7,700	7,717
2.250% due 06/01/2030	8,955	8,847
2.850% due 08/01/2029	2,000	2,071
3.400% due 06/01/2023	100	103
3.700% due 08/01/2025	2,600	2,778
3.900% due 12/01/2041	400	416
4.875% due 03/01/2049	4,277	5,234

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.650% due 04/01/2029	4,500	5,527
Southern California Gas Co.
0.548% (US0003M + 0.350%) due 09/14/2023 ~	200	200
3.950% due 02/15/2050	4,100	4,873
Southern Co. Gas Capital Corp. 4.400% due 05/30/2047	300	350
State Grid Overseas Investment Ltd. 3.750% due 05/02/2023	3,000	3,107
Systems Energy Resources, Inc. 2.140% due 12/09/2025	3,300	3,312
Toledo Edison Co. 2.650% due 05/01/2028	3,400	3,454
Verizon Communications, Inc.
0.550% (SOFRINDX + 0.500%) due 03/22/2024 ~	500	502
2.100% due 03/22/2028	3,300	3,309
2.355% due 03/15/2032	29,132	28,738
2.550% due 03/21/2031	6,360	6,423
2.850% due 09/03/2041	150	148
2.987% due 10/30/2056	311	295
3.400% due 03/22/2041	100	105
Virginia Electric & Power Co.
2.450% due 12/15/2050	600	554
3.800% due 04/01/2028	2,400	2,629
Vodafone Group PLC 4.125% due 05/30/2025	900	973

		456,707

Total Corporate Bonds & Notes (Cost $4,011,058)		4,100,501

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Southwest Airlines Co. 1.250% due 05/01/2025	1,000	1,337

Total Convertible Bonds & Notes (Cost $1,247)		1,337

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.1%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	100	165
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.618% due 08/01/2040	100	165
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2009 6.008% due 07/01/2039	600	796
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	300	460
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	300	488

		2,074

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	8,445	13,082

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	625	856

MASSACHUSETTS 0.0%
Massachusetts School Building Authority Revenue Bonds, Series 2010 5.468% due 06/15/2027	300	357

NEW YORK 0.0%
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	300	370

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	6,210	11,780

Total Municipal Bonds & Notes (Cost $23,358)		28,519

U.S. GOVERNMENT AGENCIES 1.3%
Ginnie Mae 8.500% due 08/15/2030	8	8
Ginnie Mae, TBA 2.500% due 02/01/2052	18,000	18,394

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Uniform Mortgage-Backed Security
3.500% due 08/01/2047 - 08/01/2048	4,084	4,322
4.000% due 08/01/2049	1,545	1,645
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052	3,000	3,103
4.000% due 02/01/2052	33,750	35,882

Total U.S. Government Agencies (Cost $63,062)		63,354

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	20	19
1.875% due 02/15/2041 (j)	10,400	10,297

Total U.S. Treasury Obligations (Cost $10,020)		10,316

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
DC Office Trust 2.965% due 09/15/2045	10,500	10,967
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	403	409
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	7,642	7,794
Structured Asset Mortgage Investments Trust 0.804% due 03/19/2034 •	333	328

Total Non-Agency Mortgage-Backed Securities (Cost $19,205)		19,498

ASSET-BACKED SECURITIES 0.1%
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •	590	586
START Ireland 4.089% due 03/15/2044	589	587
Vertical Bridge Holdings LLC 2.636% due 09/15/2050	4,200	4,230

Total Asset-Backed Securities (Cost $5,364)		5,403

SOVEREIGN ISSUES 0.8%
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030	2,500	2,713
Kuwait International Government Bond 2.750% due 03/20/2022	6,200	6,237
Qatar Government International Bond
3.750% due 04/16/2030	4,300	4,831
3.875% due 04/23/2023	5,900	6,138
Saudi Government International Bond
2.250% due 02/02/2033	9,300	9,089
2.875% due 03/04/2023	6,500	6,663
South Africa Government International Bond 4.850% due 09/30/2029	6,000	6,212

Total Sovereign Issues (Cost $40,584)		41,883

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Wells Fargo & Co. 7.500%	13,190	19,660

Total Convertible Preferred Securities (Cost $10,405)		19,660

PREFERRED SECURITIES 4.1%
BANKING & FINANCE 3.2%
AGFC Capital Trust 1.874% (US0003M + 1.750%) due 01/15/2067 ~	3,080,000	1,782
American Express Co. 3.550% due 09/15/2026 •(d)	2,400,000	2,408
Bank of America Corp.
5.125% due 06/20/2024 •(d)	8,900,000	9,317
5.875% due 03/15/2028 •(d)	21,585,000	24,040
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)	400,000	428
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)	4,900,000	4,937
Charles Schwab Corp.
4.000% due 12/01/2030 •(d)	10,100,000	10,214
5.000% due 12/01/2027 •(d)	700,000	727
5.375% due 06/01/2025 •(d)	1,700,000	1,857

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Citigroup, Inc.
3.875% due 02/18/2026 •(d)	12,500,000	12,531
4.000% due 12/10/2025 •(d)	2,700,000	2,727
CoBank ACB
4.250% due 01/01/2027 •(d)	4,200,000	4,305
6.200% (US0003M + 3.744%) due 01/01/2025 ~(d)	30,000	3,210
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)	2,000,000	2,021
HSBC Capital Funding LP 10.176% due 06/30/2030 •(d)	4,850,000	7,954
JPMorgan Chase & Co.
3.599% (US0003M + 3.470%) due 04/30/2022 ~(d)	1,477,000	1,485
3.650% due 06/01/2026 •(d)	6,400,000	6,400
4.000% due 04/01/2025 •(d)	11,800,000	11,866
4.200% due 09/01/2026 (d)	250,000	6,380
4.600% due 02/01/2025 •(d)	4,400,000	4,521
4.625% due 06/01/2026 (d)	110,000	2,872
5.000% due 08/01/2024 •(d)	6,200,000	6,374
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	2,900,000	2,862
State Street Corp. 5.625% due 12/15/2023 •(d)	1,900,000	1,958
SVB Financial Group 4.100% due 02/15/2031 •(d)	5,700,000	5,666
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	3,600,000	4,032
USB Capital 3.500% due 01/31/2022 •(d)	14,250,000	13,820

		156,694

INDUSTRIALS 0.1%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(d)	5,700,000	5,672

UTILITIES 0.8%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	1,560,079	40,668

Total Preferred Securities (Cost $198,591)		203,034

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (g) 0.1%		5,821

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
0.049% due 03/24/2022 (b)(c)(l)	5,386	5,385

Total Short-Term Instruments (Cost $11,206)		11,206

Total Investments in Securities (Cost $4,411,543)		4,522,194

	SHARES
INVESTMENTS IN AFFILIATES 8.2%
SHORT-TERM INSTRUMENTS 8.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.2%
PIMCO Short-Term Floating NAV Portfolio III	41,974,526	407,908

Total Short-Term Instruments (Cost $412,121)		407,908

Total Investments in Affiliates (Cost $412,121)		407,908

Total Investments 98.6% (Cost $4,823,664)		$4,930,102
Financial Derivative Instruments (i)(k) (0.0)%(Cost or Premiums, net $30,827)		(2,742)
Other Assets and Liabilities, net 1.4%		71,599

Net Assets 100.0%		$4,998,959

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$42,197	$40,668	0.81%
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	10,500	10,602	0.21
Oracle Corp.	1.650	03/25/2026	03/22/2021	6,797	6,753	0.14

$59,494	$58,023	1.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$5,821	U.S. Treasury Notes 1.250% due 03/31/2028	$(5,937)	$5,821	$5,821

Total Repurchase Agreements	$(5,937)	$5,821	$5,821

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

NOM	(1.500)%	12/06/2021	TBD(2)	$(643)	$(644)
SBI	(0.450)	11/18/2021	TBD(2)	(2,456)	(2,455)

Total Reverse Repurchase Agreements	$(3,099)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$23,800	$(23,725)	$(23,676)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	6,600	(6,720)	(6,717)

Total Short Sales (0.6)%	$(30,445)	$(30,393)

(h)	Securities with an aggregate market value of $3,746 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(1,269) at a weighted average interest rate of (0.248%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

90-Day Eurodollar December Futures				12/2023	2,564	$630,808	$(2,792)		$96	$0
U.S. Treasury 10-Year Note March Futures				03/2022	160	20,875	64		10	0

							$(2,728)		$106	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2022	329	$(71,779)	$138		$0	$(15)

Total Futures Contracts							$(2,590)		$106	$(15)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
									Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

ConocoPhillips	(1.000)	Quarterly	12/20/2024	0.231%	$2,500	$0	$(58)	$(58)	$0	$(1)

						$0	$(58)	$(58)	$8	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.796%	$5,000	$1,022	$(97)	$925	$2	$0
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.447	5,800	25	56	81	0	(1)
AT&T, Inc.	1.000	Quarterly	12/20/2024	0.471	16,200	206	53	259	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2025	0.510	1,770	(45)	75	30	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	10,700	206	(23)	183	0	(3)
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.082	9,800	194	(102)	92	1	0
Boeing Co.	1.000	Quarterly	06/20/2022	0.388	1,000	3	0	3	0	0
Boeing Co.	1.000	Quarterly	12/20/2022	0.469	7,500	1	41	42	1	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	19,600	70	55	125	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	800	(6)	7	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	15,900	(78)	57	(21)	2	0
Enbridge, Inc.	1.000	Quarterly	12/20/2022	0.343	5,700	17	22	39	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2023	0.881	2,800	378	(146)	232	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	61,400	473	587	1,060	0	(6)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	7,800	92	33	125	2	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.975	6,900	1,377	(38)	1,339	10	0
MetLife, Inc.	1.000	Quarterly	12/20/2024	0.302	17,700	302	71	373	2	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.352	2,600	59	16	75	0	0
Lennar Corp.	5.000	Quarterly	12/20/2026	0.823	4,200	867	(17)	850	8	0
Sherwin-Williams Co.	1.000	Quarterly	06/20/2022	0.151	1,100	14	(9)	5	0	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.168	1,600	27	(13)	14	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582	5,200	121	(14)	107	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.539	2,400	54	(4)	50	0	0

$5,379	$611	$5,989	$30	$(14)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$6,700	$147	$16	$163	$2	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	33,200	814	10	824	14	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	1,267,700	30,374	1,086	31,460	550	0
iTraxx Asia Ex-Japan 36 5-Year Index	1.000	Quarterly	12/20/2026	25,300	136	127	263	6	0

$31,457	$1,239	$32,710	$572	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.250%	Semi-Annual	12/15/2026	$100	$(1)	$1	$0	$0	$0
Receive	3-Month USD-LIBOR	1.935	Semi-Annual	06/22/2051	3,000	(21)	(123)	(144)	0	(13)
Receive	3-Month USD-LIBOR	1.945	Semi-Annual	06/23/2051	2,700	(19)	(117)	(136)	0	(12)
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	3,600	(27)	(173)	(200)	0	(16)
Receive	3-Month USD-LIBOR	1.888	Semi-Annual	07/06/2051	4,700	(29)	(184)	(213)	0	(21)
Receive	3-Month USD-LIBOR	1.840	Semi-Annual	07/08/2051	8,500	(64)	(242)	(306)	0	(42)
Receive	3-Month USD-LIBOR	1.762	Semi-Annual	07/16/2051	7,400	(47)	(59)	(106)	0	(32)
Receive	3-Month USD-LIBOR	1.810	Semi-Annual	11/10/2051	10,500	(82)	(137)	(219)	0	(46)
Receive	3-Month USD-LIBOR	1.638	Semi-Annual	12/08/2051	4,500	(31)	131	100	0	(19)

$(321)	$(903)	$(1,224)	$0	$(201)

Total Swap Agreements	$36,529	$888	$37,417	$602	$(216)

(j)

Securities with an aggregate market value of $10,216 and cash of $96,822 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	18,800	$(22)	$(4)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	64,900	(76)	(40)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	16,400	(19)	0
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	12,600	(14)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	36,400	(47)	(22)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	12,800	(14)	0
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	11,900	(14)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	8,100	(9)	(3)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	11,700	(12)	0
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	25,300	(26)	(1)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	6,800	(7)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	6,800	(8)	(2)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	8,900	(11)	(2)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	8,000	(12)	(5)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	13,700	(17)	(7)
MYC	Put - OTC CDX.IG-37 5-Year Index		Sell	0.800	01/19/2022	11,700	(15)	(1)
	Put - OTC CDX.IG-37 5-Year Index		Sell	1.000	03/16/2022	8,700	(11)	(2)
	Put - OTC CDX.IG-37 5-Year Index		Sell	0.950	04/20/2022	12,900	(16)	(7)

							$(350)	$(102)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	3,700	$(12)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	3,700	(12)	(17)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	5,500	(47)	(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	5,500	(47)	(52)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.385	01/13/2022	13,400	(46)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.685	01/13/2022	13,400	(46)	(34)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.505	01/13/2022	6,800	(57)	(9)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.805	01/13/2022	6,800	(57)	(52)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	3,200	(30)	(44)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	3,200	(30)	(15)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	644,700	(1,303)	(652)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	644,700	(1,303)	(1,645)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	6,800	(17)	(5)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	6,800	(17)	(11)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	6,000	(14)	(2)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	6,000	(14)	(21)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.463	01/10/2022	11,000	(42)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.763	01/10/2022	11,000	(42)	(7)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	8,900	(47)	(34)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	8,900	(47)	(3)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525	01/07/2022	5,000	(53)	(2)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.825	01/07/2022	5,000	(53)	(16)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	01/10/2022	8,400	(77)	(8)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.838	01/10/2022	8,400	(77)	(25)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/18/2022	8,300	(64)	(18)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/18/2022	8,300	(64)	(65)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	01/31/2022	8,700	(121)	(26)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/31/2022	8,700	(121)	(61)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.478	01/04/2022	17,000	(181)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.798	01/04/2022	17,000	(181)	(23)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	3,000	(25)	(6)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	3,000	(25)	(19)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.495	01/18/2022	6,000	(52)	(10)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.795	01/18/2022	6,000	(52)	(59)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	4,000	(14)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	4,000	(14)	(12)

							$(4,404)	$(3,004)

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	1,800	$(9)	$(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	1,800	(5)	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	2,300	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	2,300	(13)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	2,400	(11)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	2,300	(9)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	2,300	(9)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	2,400	(8)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	1,900	(7)	(4)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	1,900	(8)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	1,800	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	1,400	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	1,700	(6)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	1,400	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	1,400	(5)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	1,400	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	2,300	(4)	(9)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	2,300	(6)	(5)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	2,200	(4)	(5)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	2,300	(6)	(5)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	1,600	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	2,800	(14)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	2,000	(9)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	1,700	(7)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	2,800	(11)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	2,000	(9)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	1,500	(4)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	2,000	(6)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	1,500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	1,700	(4)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	1,400	(3)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	4,100	(14)	(11)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	2,200	(9)	(6)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,800	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	1,800	(7)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	7,000	(22)	(16)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	2,200	(7)	(5)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	2,100	(6)	(4)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	4,300	(11)	(5)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	1,600	(4)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	1,500	(5)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	2,600	(8)	0

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			102.938	01/06/2022		1,500	(2)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052			103.000	01/06/2022		2,600	(5)		0

								$(319)		$(124)

Total Written Options								$(5,073)		$(3,230)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2024	0.298%	$2,000	$(42)	$78	$36	$0
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	2,000	(32)	54	22	0
BRC	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.875	1,200	(44)	(18)	0	(62)
	Italy Government International Bond	1.000	Quarterly	06/20/2024	0.298	1,900	(41)	75	34	0
	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.336	4,500	13	77	90	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2022	0.158	2,773	(39)	51	12	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.304	1,400	30	9	39	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.534	1,800	(18)	44	26	0
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	1,500	22	8	30	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	600	(23)	18	0	(5)
FBF	Italy Government International Bond	1.000	Quarterly	12/20/2024	0.336	2,000	5	35	40	0
GST	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	500	(5)	10	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	400	(3)	9	6	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	700	(68)	63	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	2,000	(80)	62	0	(18)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	1,600	(25)	47	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	300	(4)	8	4	0
JPM	Country Garden Holdings Co. Ltd.	1.000	Quarterly	03/20/2022	7.993	10,000	(117)	(31)	0	(148)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	600	(12)	20	8	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	200	(2)	4	2	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.279	11,400	(145)	(1)	0	(146)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.883	1,400	0	6	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	300	(3)	8	5	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	1,800	4	4	8	0

Total Swap Agreements							$(629)	$640	$395	$(384)

(l)

Securities with an aggregate market value of $4,342 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Investment Grade Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$9,679	$7,804	$17,483
Corporate Bonds & Notes
Banking & Finance	0	2,090,806	0	2,090,806
Industrials	0	1,552,988	0	1,552,988
Utilities	0	456,707	0	456,707
Convertible Bonds & Notes
Industrials	0	1,337	0	1,337
Municipal Bonds & Notes
California	0	2,074	0	2,074
Georgia	0	13,082	0	13,082
Illinois	0	856	0	856
Massachusetts	0	357	0	357
New York	0	370	0	370
Ohio	0	11,780	0	11,780
U.S. Government Agencies	0	63,354	0	63,354
U.S. Treasury Obligations	0	10,316	0	10,316
Non-Agency Mortgage-Backed Securities	0	19,498	0	19,498
Asset-Backed Securities	0	5,403	0	5,403
Sovereign Issues	0	41,883	0	41,883
Convertible Preferred Securities
Banking & Finance	19,660	0	0	19,660
Preferred Securities
Banking & Finance	9,252	147,442	0	156,694
Industrials	0	5,672	0	5,672
Utilities	0	0	40,668	40,668
Short-Term Instruments
Repurchase Agreements	0	5,821	0	5,821
U.S. Treasury Bills	0	5,385	0	5,385

	$28,912	$4,444,810	$48,472	$4,522,194
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$407,908	$0	$0	$407,908

Total Investments	$436,820	$4,444,810	$48,472	$4,930,102

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(30,393)	$0	$(30,393)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	708	0	708
Over the counter	0	395	0	395

	$0	$1,103	$0	$1,103
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(231)	0	(231)
Over the counter	0	(3,614)	0	(3,614)

	$0	$(3,845)	$0	$(3,845)

Total Financial Derivative Instruments	$0	$(2,742)	$0	$(2,742)

Totals	$436,820	$4,411,675	$48,472	$4,896,967

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Aramark Services, Inc. 1.851% (LIBOR03M + 1.750%) due 03/11/2025 ~	$4,477	$4,430
Avolon TLB Borrower 1 (U.S.) LLC 2.750% (LIBOR03M + 2.250%) due 12/01/2027 ~	3,790	3,800
Carnival Corp. 3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~	8,591	8,511
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	46,399	46,155
Catalent Pharma Solutions, Inc. 2.500% (LIBOR03M + 2.000%) due 02/22/2028 ~	1,995	2,000
CenturyLink, Inc. 2.354% (LIBOR03M + 2.250%) due 03/15/2027 ~	16,933	16,752
Charter Communications Operating LLC 1.860% (LIBOR03M + 1.750%) due 02/01/2027 ~	56,902	56,429
Citadel Securities LP 2.604% (LIBOR03M + 2.500%) due 02/02/2028 ~	5,955	5,925
Delos Finance SARL 1.974% (LIBOR03M + 1.750%) due 10/06/2023 ~	17,711	17,731
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 08/02/2027 ~	10,753	10,779
DT Midstream, Inc. 2.500% (LIBOR03M + 2.000%) due 06/26/2028 ~	5,871	5,889
HCA, Inc. 1.852% (LIBOR03M + 1.750%) due 06/30/2028 ~	16,915	17,033
Hilton Worldwide Finance LLC 1.852% (LIBOR03M + 1.750%) due 06/22/2026 ~	6,409	6,364
Setanta Aircraft Leasing DAC 2.140% (LIBOR03M + 2.000%) due 11/05/2028 ~	25,000	25,027
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~	21,800	23,105
Standard Industries, Inc. 3.000% (LIBOR03M + 2.500%) due 09/22/2028 ~	10,116	10,132
Zephyrus Capital Aviation Partners LLC TBD% due 10/15/2038	13,273	12,821

Total Loan Participations and Assignments (Cost $272,586)		272,883

CORPORATE BONDS & NOTES 77.5%
BANKING & FINANCE 23.6%
AerCap Ireland Capital DAC
3.000% due 10/29/2028	22,300	22,633
3.300% due 01/23/2023	3,760	3,840
3.300% due 01/30/2032	16,800	17,129
3.850% due 10/29/2041	14,500	15,130
3.875% due 01/23/2028 (h)	150	159
4.125% due 07/03/2023	8,645	8,982
4.625% due 10/15/2027	16,500	18,266
AIA Group Ltd.
3.200% due 09/16/2040	7,300	7,513
3.375% due 04/07/2030	9,200	9,955
3.900% due 04/06/2028	2,200	2,432
Aircastle Ltd. 2.850% due 01/26/2028	12,500	12,581
Alexandria Real Estate Equities, Inc.
2.000% due 05/18/2032	14,000	13,387
3.000% due 05/18/2051	9,500	9,407
3.450% due 04/30/2025	700	743
4.000% due 02/01/2050	13,100	15,320
4.850% due 04/15/2049	900	1,166
Alleghany Corp. 4.900% due 09/15/2044	5,400	6,834
Ally Financial, Inc.
2.200% due 11/02/2028	2,200	2,187
3.050% due 06/05/2023	24,100	24,717
8.000% due 11/01/2031	17,515	24,723
American Assets Trust LP 3.375% due 02/01/2031	30,500	31,178
American Campus Communities Operating Partnership LP
2.850% due 02/01/2030	1,300	1,328
3.750% due 04/15/2023	4,100	4,212
3.875% due 01/30/2031	3,000	3,327

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

American Financial Group, Inc. 4.500% due 06/15/2047		40,300	47,965
American Homes 4 Rent LP
3.375% due 07/15/2051		4,700	4,734
4.250% due 02/15/2028		3,583	3,973
4.900% due 02/15/2029		11,300	13,073
American International Group, Inc.
3.875% due 01/15/2035		2,000	2,215
4.375% due 06/30/2050		6,200	7,749
4.375% due 01/15/2055		26,512	32,613
4.500% due 07/16/2044		17,205	21,239
4.700% due 07/10/2035		4,550	5,447
4.750% due 04/01/2048		5,500	7,023
4.800% due 07/10/2045		1,200	1,541
American Tower Corp.
2.100% due 06/15/2030		7,500	7,230
2.950% due 01/15/2025		7,500	7,794
2.950% due 01/15/2051		29,500	28,025
3.100% due 06/15/2050		8,400	8,192
3.125% due 01/15/2027		16,200	16,973
3.375% due 10/15/2026		6,487	6,897
3.600% due 01/15/2028		2,250	2,426
3.700% due 10/15/2049		12,300	13,145
3.800% due 08/15/2029		61,500	66,972
3.950% due 03/15/2029		23,300	25,429
4.400% due 02/15/2026		3,100	3,388
AmFam Holdings, Inc. 3.833% due 03/11/2051		17,100	18,960
Antares Holdings LP
2.750% due 01/15/2027		7,700	7,551
3.950% due 07/15/2026		4,100	4,220
Arch Capital Finance LLC 5.031% due 12/15/2046		4,100	5,323
Arch Capital Group Ltd. 3.635% due 06/30/2050		23,025	24,701
Ares Capital Corp. 3.200% due 11/15/2031		2,900	2,854
Ares Finance Co. LLC
3.250% due 06/15/2030		6,400	6,612
4.125% due 06/30/2051 •		12,400	12,453
Arthur J Gallagher & Co. 3.500% due 05/20/2051		19,000	20,113
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		12,200	12,609
3.600% due 09/15/2051		10,300	10,737
Athene Global Funding 2.500% due 01/14/2025		3,300	3,388
Aviation Capital Group LLC
3.500% due 11/01/2027		1,900	1,951
5.500% due 12/15/2024		7,600	8,321
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		41,354	40,200
2.875% due 02/15/2025		5,700	5,827
5.500% due 01/15/2026		15,000	16,592
AXIS Specialty Finance LLC 3.900% due 07/15/2029		4,000	4,350
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	14,500	3,556
Banco de Credito e Inversiones S.A.
3.500% due 10/12/2027		$9,200	9,830
4.000% due 02/11/2023		1,900	1,957
Banco General S.A. 4.125% due 08/07/2027		400	429
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		5,100	5,411
Banco Santander S.A.
2.746% due 05/28/2025		6,600	6,827
3.306% due 06/27/2029		7,200	7,617
3.490% due 05/28/2030		5,400	5,707
4.379% due 04/12/2028		18,400	20,535
Bancolombia S.A. 3.000% due 01/29/2025		11,800	11,860
Bank of America Corp.
2.299% due 07/21/2032 •		6,355	6,255
2.972% due 07/21/2052 •		14,400	14,479
3.194% due 07/23/2030 •		30,600	32,302
3.311% due 04/22/2042 •		23,000	24,218
3.419% due 12/20/2028 •		85,251	91,078
3.593% due 07/21/2028 •		13,900	14,972
3.974% due 02/07/2030 •		14,862	16,386
4.083% due 03/20/2051 •		7,900	9,527
4.271% due 07/23/2029 •		3,000	3,347
7.750% due 05/14/2038		10,200	16,008
8.050% due 06/15/2027		3,180	4,007
Bank of America N.A. 6.000% due 10/15/2036		9,200	12,629

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Bank of Nova Scotia 4.900% due 06/04/2025 •(d)(e)		8,900	9,559
Banque Federative du Credit Mutuel S.A. 0.862% (US0003M + 0.730%) due 07/20/2022 ~		500	502
Barclays PLC
3.250% due 01/17/2033	GBP	2,400	3,536
3.330% due 11/24/2042 •		$6,000	6,117
4.337% due 01/10/2028		4,400	4,807
4.338% due 05/16/2024 •		15,000	15,620
4.375% due 01/12/2026		5,000	5,471
4.950% due 01/10/2047		4,585	5,951
4.972% due 05/16/2029 •		40,987	46,788
5.088% due 06/20/2030 •		2,075	2,356
6.125% due 12/15/2025 •(d)(e)		29,800	32,284
7.125% due 06/15/2025 •(d)(e)	GBP	8,400	12,542
7.250% due 03/15/2023 •(d)(e)		1,300	1,843
7.750% due 09/15/2023 •(d)(e)		$10,700	11,509
7.875% due 03/15/2022 •(d)(e)		9,217	9,344
7.875% due 09/15/2022 •(d)(e)	GBP	1,100	1,553
BBVA Bancomer S.A. 6.750% due 09/30/2022		$10,000	10,363
Berkshire Hathaway Finance Corp.
4.200% due 08/15/2048		13,700	16,665
4.250% due 01/15/2049		5,000	6,154
Berkshire Hathaway, Inc. 4.500% due 02/11/2043		745	921
BGC Partners, Inc.
4.375% due 12/15/2025		6,100	6,540
5.375% due 07/24/2023		20,500	21,642
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		7,200	6,939
2.800% due 09/30/2050		8,550	8,183
3.500% due 09/10/2049		5,500	5,975
4.000% due 10/02/2047		8,400	9,874
Blackstone Secured Lending Fund 2.750% due 09/16/2026		8,300	8,307
Block Financial LLC 2.500% due 07/15/2028		6,700	6,713
Blue Owl Finance LLC
3.125% due 06/10/2031		28,800	28,213
4.125% due 10/07/2051		10,500	10,569
BNP Paribas S.A.
2.871% due 04/19/2032 •		6,200	6,293
3.052% due 01/13/2031 •		15,100	15,549
4.625% due 02/25/2031 •(d)(e)		13,650	13,725
5.198% due 01/10/2030 •		3,400	3,959
6.625% due 03/25/2024 •(d)		10,500	11,341
7.375% due 08/19/2025 •(d)		6,400	7,276
BOC Aviation Ltd. 4.000% due 01/25/2024		1,000	1,046
Brighthouse Financial, Inc.
3.850% due 12/22/2051		13,100	12,951
4.700% due 06/22/2047		5,355	5,891
Brookfield Finance LLC 3.450% due 04/15/2050		19,600	20,475
Brookfield Finance, Inc.
2.724% due 04/15/2031		150	151
3.500% due 03/30/2051		14,900	15,659
4.700% due 09/20/2047		34,350	42,290
Brown & Brown, Inc. 4.500% due 03/15/2029		10,300	11,607
Camden Property Trust 3.350% due 11/01/2049		1,400	1,540
Cantor Fitzgerald LP 6.500% due 06/17/2022		25,450	26,084
Carlyle Finance LLC 5.650% due 09/15/2048		5,700	7,763
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,600	3,850
Carlyle Holdings Finance LLC 5.625% due 03/30/2043		12,213	15,950
Chubb INA Holdings, Inc.
2.850% due 12/15/2051		10,000	10,051
3.050% due 12/15/2061		10,000	10,233
CI Financial Corp.
3.200% due 12/17/2030		3,700	3,801
4.100% due 06/15/2051		38,200	41,496
Cibanco S.A. Ibm 4.962% due 07/18/2029		7,200	7,786
Citigroup, Inc.
2.561% due 05/01/2032 •(f)		12,500	12,578
2.572% due 06/03/2031 •(f)		4,000	4,039
3.200% due 10/21/2026		26,100	27,675
3.400% due 05/01/2026		830	891
3.668% due 07/24/2028 •		17,500	18,889
4.075% due 04/23/2029 •		49,500	54,632

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

8.125% due 07/15/2039		39,491	66,882
CME Group, Inc.
4.150% due 06/15/2048		6,100	7,913
5.300% due 09/15/2043		1,125	1,567
Cooperatieve Rabobank UA 4.625% due 12/29/2025 •(d)	EUR	9,200	11,482
Corporate Office Properties LP
2.250% due 03/15/2026		$3,600	3,646
2.900% due 12/01/2033		5,500	5,383
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025		5,100	4,511
Credit Suisse AG 6.500% due 08/08/2023 (e)		47,877	51,643
Credit Suisse Group AG
2.593% due 09/11/2025 •		4,500	4,598
3.091% due 05/14/2032 •		57,529	58,599
3.750% due 03/26/2025		26,700	28,354
3.800% due 06/09/2023		2,400	2,487
3.869% due 01/12/2029 •		10,550	11,302
4.194% due 04/01/2031 •		2,250	2,484
4.207% due 06/12/2024 •		250	260
4.282% due 01/09/2028		17,400	18,902
4.550% due 04/17/2026		13,000	14,337
4.875% due 05/15/2045		7,275	9,233
Crown Castle International Corp.
2.250% due 01/15/2031		3,753	3,661
3.100% due 11/15/2029		7,500	7,839
3.250% due 01/15/2051		36,700	36,167
3.800% due 02/15/2028		14,700	16,008
4.000% due 11/15/2049		39,410	43,459
4.300% due 02/15/2029		4,400	4,916
4.450% due 02/15/2026		17,395	19,056
4.750% due 05/15/2047		16,840	20,713
5.200% due 02/15/2049		22,710	29,209
CubeSmart LP 2.500% due 02/15/2032		12,800	12,758
CyrusOne LP 3.450% due 11/15/2029		2,000	2,172
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		12,500	12,932
Danske Bank A/S 5.375% due 01/12/2024		1,500	1,615
Deutsche Bank AG
2.625% due 12/16/2024	GBP	12,200	16,856
2.625% due 02/12/2026	EUR	11,600	14,292
3.035% due 05/28/2032 •(f)		$23,710	23,912
3.547% due 09/18/2031 •		27,250	28,713
3.875% due 02/12/2024	GBP	3,900	5,510
3.961% due 11/26/2025 •		$14,600	15,428
Digital Realty Trust LP
3.700% due 08/15/2027		500	542
4.450% due 07/15/2028		10,900	12,297
Doctors Co. An Interinsurance Exchange 6.500% due 10/15/2023		31,800	33,481
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024		4,113	4,074
Duke Realty LP 3.050% due 03/01/2050		1,000	984
E*TRADE Financial Corp.
3.800% due 08/24/2027		5,525	6,011
4.500% due 06/20/2028		7,885	8,886
EPR Properties
3.750% due 08/15/2029		10,760	10,870
4.500% due 04/01/2025		200	213
4.500% due 06/01/2027		9,325	9,853
4.750% due 12/15/2026		100	107
4.950% due 04/15/2028		7,000	7,559
Equinix, Inc.
3.000% due 07/15/2050		17,681	16,964
3.400% due 02/15/2052		11,300	11,549
Equitable Holdings, Inc.
3.900% due 04/20/2023		520	538
4.350% due 04/20/2028		12,407	13,920
5.000% due 04/20/2048		36,475	45,666
ERP Operating LP 4.500% due 07/01/2044		1,445	1,818
Erste Group Bank AG 4.250% due 10/15/2027 •(d)(e)	EUR	8,000	9,552
Essential Properties LP 2.950% due 07/15/2031		$5,000	4,934
Essex Portfolio LP
2.550% due 06/15/2031		7,500	7,531
2.650% due 09/01/2050		14,400	12,988
3.625% due 05/01/2027		10,700	11,526
4.500% due 03/15/2048		3,900	4,773

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Everest Reinsurance Holdings, Inc.
3.125% due 10/15/2052		8,300	8,100
3.500% due 10/15/2050		3,000	3,158
Extra Space Storage LP 2.350% due 03/15/2032		3,000	2,920
Fairfax Financial Holdings Ltd.
4.625% due 04/29/2030		8,300	9,307
4.850% due 04/17/2028		18,100	20,152
Farmers Insurance Exchange 4.747% due 11/01/2057 •		21,600	24,996
First American Financial Corp.
4.000% due 05/15/2030		3,300	3,619
4.300% due 02/01/2023		18,250	18,812
FMR LLC
5.150% due 02/01/2043		1,550	2,022
6.450% due 11/15/2039		500	727
Ford Holdings LLC 9.300% due 03/01/2030		14,575	20,303
Ford Motor Credit Co. LLC
1.221% (US0003M + 1.080%) due 08/03/2022 ~		524	525
1.391% (US0003M + 1.235%) due 02/15/2023 ~		3,131	3,126
1.490% (US0003M + 1.270%) due 03/28/2022 ~		7,778	7,775
3.264% (US0003M + 3.140%) due 01/07/2022 ~		900	900
3.550% due 10/07/2022		20,000	20,326
5.584% due 03/18/2024		54,000	58,253
5.596% due 01/07/2022		14,107	14,135
Franklin Resources, Inc. 2.950% due 08/12/2051		2,800	2,703
FS KKR Capital Corp. 3.125% due 10/12/2028		17,400	17,325
General Motors Financial Co., Inc.
1.528% (US0003M + 1.310%) due 06/30/2022 ~		2,000	2,009
5.100% due 01/17/2024		16,015	17,180
GLP Capital LP
3.250% due 01/15/2032		2,300	2,316
4.000% due 01/15/2030		13,040	13,816
4.000% due 01/15/2031		3,100	3,312
5.300% due 01/15/2029		28,800	32,734
5.750% due 06/01/2028		1,166	1,348
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		12,000	12,099
3.691% due 06/05/2028 •		22,244	23,971
4.017% due 10/31/2038 •		100	115
4.223% due 05/01/2029 •		640	712
4.411% due 04/23/2039 •		10,300	12,325
6.250% due 02/01/2041		12,925	18,825
6.750% due 10/01/2037		104,000	147,713
Golub Capital BDC, Inc. 2.050% due 02/15/2027		21,800	20,952
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		21,200	24,643
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,450	23,180
Great-West Lifeco Finance Delaware LP 4.150% due 06/03/2047		3,200	3,821
Guardian Life Insurance Co. of America 4.850% due 01/24/2077		7,903	10,354
Hanover Insurance Group, Inc. 4.500% due 04/15/2026		6,600	7,242
Hartford Financial Services Group, Inc. 2.281% due 02/12/2067 •		3,600	3,439
Healthpeak Properties, Inc. 6.750% due 02/01/2041		3,500	5,246
High Street Funding Trust 4.682% due 02/15/2048		8,800	10,861
Highwoods Realty LP
2.600% due 02/01/2031		2,700	2,677
4.200% due 04/15/2029		2,198	2,429
Hill City Funding Trust 4.046% due 08/15/2041		15,000	14,534
HSBC Bank USA N.A. 7.000% due 01/15/2039		11,450	17,824
HSBC Holdings PLC
2.357% due 08/18/2031 •		4,600	4,499
2.804% due 05/24/2032 •		78,700	79,027
2.848% due 06/04/2031 •		6,800	6,886
3.803% due 03/11/2025 •		9,957	10,454
3.900% due 05/25/2026		4,500	4,858
3.973% due 05/22/2030 •		4,000	4,343
4.000% due 03/09/2026 •(d)(e)		7,200	7,173
4.300% due 03/08/2026		21,131	23,178
4.583% due 06/19/2029 •		7,050	7,904
4.600% due 12/17/2030 •(d)(e)		3,200	3,205
4.700% due 03/09/2031 •(d)(e)		7,600	7,619
4.950% due 03/31/2030		4,600	5,403
5.875% due 09/28/2026 •(d)(e)	GBP	26,400	38,616

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.100% due 01/14/2042		$10,850	15,544
6.500% due 03/23/2028 •(d)(e)		95,300	105,150
6.500% due 09/15/2037		18,115	25,106
6.800% due 06/01/2038		4,300	6,097
7.000% due 04/07/2038	GBP	1,900	3,830
7.625% due 05/17/2032		$11,547	15,952
Hudson Pacific Properties LP
3.250% due 01/15/2030		7,600	7,895
3.950% due 11/01/2027		5,600	6,005
4.650% due 04/01/2029		7,537	8,527
ING Groep NV
4.625% due 01/06/2026		400	445
5.750% due 11/16/2026 •(d)(e)		8,600	9,263
Intercontinental Exchange, Inc.
3.000% due 06/15/2050		9,400	9,551
3.000% due 09/15/2060		3,200	3,166
4.250% due 09/21/2048		1,800	2,206
International Lease Finance Corp. 8.625% due 01/15/2022		800	802
Intesa Sanpaolo SpA 4.000% due 09/23/2029		8,000	8,588
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		5,600	5,280
2.700% due 01/15/2034		6,600	6,482
Itau Unibanco Holding S.A.
5.125% due 05/13/2023		450	472
5.500% due 08/06/2022		6,900	7,071
JAB Holdings BV
2.200% due 11/23/2030		4,700	4,608
3.750% due 05/28/2051		1,500	1,632
Jefferies Group LLC 6.500% due 01/20/2043		23,700	32,797
JPMorgan Chase & Co.
2.739% due 10/15/2030 •		6,375	6,557
3.328% due 04/22/2052 •		4,200	4,505
3.509% due 01/23/2029 •		23,200	24,872
3.702% due 05/06/2030 •		5,000	5,469
3.897% due 01/23/2049 •		14,850	17,246
4.005% due 04/23/2029 •		15,000	16,570
5.600% due 07/15/2041		21,340	29,608
6.400% due 05/15/2038		4,508	6,570
Kilroy Realty LP
2.650% due 11/15/2033		15,200	14,794
3.050% due 02/15/2030		1,500	1,548
4.250% due 08/15/2029		12,400	13,939
4.750% due 12/15/2028		2,000	2,289
KKR Financial Holdings LLC 5.400% due 05/23/2033		15,900	16,587
KKR Group Finance Co. LLC
3.500% due 08/25/2050		31,450	32,998
3.625% due 02/25/2050		26,000	27,995
La Mondiale SAM 2.125% due 06/23/2031	EUR	6,000	7,101
Lazard Group LLC 4.500% due 09/19/2028		$400	458
Legg Mason, Inc. 5.625% due 01/15/2044		18,493	25,441
Liberty Mutual Group, Inc.
3.950% due 05/15/2060		20,300	22,366
4.300% due 02/01/2061		14,500	13,652
Life Storage LP 3.875% due 12/15/2027		1,100	1,208
Lloyds Bank PLC 7.500% due 04/02/2032 þ		29,200	23,359
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		10,200	10,902
4.375% due 03/22/2028		3,400	3,817
4.450% due 05/08/2025		500	544
4.550% due 08/16/2028		32,500	36,994
7.500% due 09/27/2025 •(d)(e)		20,800	23,516
LSEGA Financing PLC 3.200% due 04/06/2041		9,700	10,144
M&G PLC 5.560% due 07/20/2055 •	GBP	1,900	2,995
Marsh & McLennan Cos., Inc.
4.200% due 03/01/2048		$5,800	7,058
4.350% due 01/30/2047		4,800	5,948
4.900% due 03/15/2049		13,100	17,652
Massachusetts Mutual Life Insurance Co.
3.729% due 10/15/2070		11,166	12,400
4.900% due 04/01/2077		4,800	6,313
5.077% due 02/15/2069 •		27,500	34,227
Meiji Yasuda Life Insurance Co. 5.100% due 04/26/2048 •		7,100	8,107
MetLife, Inc.
9.250% due 04/08/2068		51,066	75,778

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

10.750% due 08/01/2069		5,132	8,698
Mid-America Apartments LP
3.600% due 06/01/2027		300	324
4.300% due 10/15/2023		13,700	14,344
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030		13,900	13,516
3.751% due 07/18/2039		16,200	18,402
4.153% due 03/07/2039		7,700	9,121
4.286% due 07/26/2038		7,900	9,490
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		18,400	17,724
2.172% due 05/22/2032 •		7,400	7,204
2.201% due 07/10/2031 •		14,800	14,487
Morgan Stanley
2.239% due 07/21/2032 •		30,000	29,374
2.802% due 01/25/2052 •		1,300	1,279
3.217% due 04/22/2042 •		15,200	15,954
3.591% due 07/22/2028 •		400	432
3.875% due 01/27/2026		4,095	4,432
6.375% due 07/24/2042		24,050	36,507
7.500% due 04/02/2032 þ(f)		62,100	50,668
MPT Operating Partnership LP 3.500% due 03/15/2031		3,200	3,241
Mutual of Omaha Insurance Co. 4.297% due 07/15/2054 •		21,370	22,016
Nasdaq, Inc. 2.500% due 12/21/2040		7,500	6,944
National Health Investors, Inc. 3.000% due 02/01/2031		10,600	10,238
National Retail Properties, Inc.
2.500% due 04/15/2030		500	508
3.500% due 04/15/2051		3,800	3,922
Nationwide Building Society
3.960% due 07/18/2030 •		26,756	29,424
4.000% due 09/14/2026		9,400	10,104
4.302% due 03/08/2029 •		5,500	6,065
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		10,000	11,703
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050		2,250	2,583
9.375% due 08/15/2039		32,300	55,940
Natwest Group PLC
1.750% due 03/02/2026 •	EUR	1,000	1,187
2.500% due 03/22/2023		3,900	4,585
4.269% due 03/22/2025 •		$3,160	3,345
4.445% due 05/08/2030 •		5,200	5,846
4.600% due 06/28/2031 •(d)(e)		27,100	26,626
4.800% due 04/05/2026		6,100	6,792
4.892% due 05/18/2029 •		32,700	37,430
5.076% due 01/27/2030 •		46,350	53,803
6.000% due 12/29/2025 •(d)(e)		18,900	20,730
Neuberger Berman Group LLC
4.500% due 03/15/2027		6,200	6,897
4.875% due 04/15/2045		13,688	16,257
New York Life Insurance Co.
4.450% due 05/15/2069		16,700	21,347
5.875% due 05/15/2033		1,000	1,318
6.750% due 11/15/2039		5,750	8,716
Nippon Life Insurance Co.
2.750% due 01/21/2051 •		36,900	36,219
5.100% due 10/16/2044 •		15,650	16,870
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		400	400
2.000% due 03/09/2026		39,200	38,650
2.600% due 09/28/2022		3,600	3,638
2.750% due 03/09/2028		11,000	10,931
3.450% due 03/15/2023		215	221
3.875% due 09/21/2023		8,000	8,326
Nomura Holdings, Inc.
1.653% due 07/14/2026		4,100	4,029
2.172% due 07/14/2028		15,900	15,612
2.608% due 07/14/2031		12,400	12,250
2.679% due 07/16/2030		8,000	7,973
3.103% due 01/16/2030		4,700	4,850
Nordea Bank Abp 3.750% due 03/01/2029 •(d)(e)		7,200	6,844
Northwestern Mutual Life Insurance Co.
3.450% due 03/30/2051		32,900	35,314
3.625% due 09/30/2059		64,790	71,565
3.850% due 09/30/2047		10,340	11,705
6.063% due 03/30/2040		1	1
Ohio National Life Insurance Co. 6.875% due 06/15/2042		400	532
Old Republic International Corp. 3.850% due 06/11/2051		37,900	40,853

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		500	504
3.625% due 10/01/2029		4,000	4,156
4.750% due 01/15/2028		7,900	8,727
5.250% due 01/15/2026		15,000	16,697
OneAmerica Financial Partners, Inc. 4.250% due 10/15/2050		5,400	5,885
Ontario Teachers' Cadillac Fairview Properties Trust 3.875% due 03/20/2027		3,900	4,268
Owl Rock Capital Corp. 2.875% due 06/11/2028		2,600	2,554
Pacific Life Insurance Co. 9.250% due 06/15/2039		113,331	195,324
Pacific LifeCorp 3.350% due 09/15/2050		5,700	6,144
Penn Mutual Life Insurance Co.
3.800% due 04/29/2061		40,000	43,447
7.625% due 06/15/2040		32,535	47,893
Perusahaan Penerbit SBSN Indonesia 3.800% due 06/23/2050		6,200	6,515
Physicians Realty LP
3.950% due 01/15/2028		7,900	8,638
4.300% due 03/15/2027		4,100	4,554
Pine Street Trust
4.572% due 02/15/2029		25,000	28,250
5.568% due 02/15/2049		25,300	33,559
Pinnacol Assurance 8.625% due 06/25/2034 «(f)		24,000	31,725
Piper Sandler Cos. 5.200% due 10/15/2023		23,000	23,006
Progressive Corp.
3.700% due 01/26/2045		1,390	1,562
4.125% due 04/15/2047		1,700	2,064
Prudential Financial, Inc.
3.700% due 03/13/2051		2,000	2,282
3.935% due 12/07/2049		3,613	4,225
Rayonier LP 2.750% due 05/17/2031		7,500	7,491
Realty Income Corp.
3.400% due 01/15/2028		16,100	17,375
3.950% due 08/15/2027		11,848	13,145
4.650% due 03/15/2047		1,150	1,490
Regency Centers LP
2.950% due 09/15/2029		1,000	1,039
4.125% due 03/15/2028		1,100	1,229
4.400% due 02/01/2047		5,700	6,727
4.650% due 03/15/2049		1,500	1,868
Rexford Industrial Realty LP 2.125% due 12/01/2030		11,800	11,223
Sabra Health Care LP
3.200% due 12/01/2031		15,350	15,017
3.900% due 10/15/2029		3,368	3,530
Sammons Financial Group, Inc. 3.350% due 04/16/2031		18,300	18,458
Santander Holdings USA, Inc.
3.450% due 06/02/2025		700	735
4.400% due 07/13/2027		5,200	5,705
Santander UK Group Holdings PLC
2.896% due 03/15/2032 •		15,160	15,326
3.823% due 11/03/2028 •		55,945	60,092
7.375% due 06/24/2022 •(d)(e)	GBP	600	832
SBA Tower Trust 2.328% due 07/15/2052		$10,300	10,526
Sberbank of Russia Via SB Capital S.A.
5.125% due 10/29/2022		8,575	8,752
6.125% due 02/07/2022		26,400	26,492
Selective Insurance Group, Inc. 5.375% due 03/01/2049		8,800	11,636
Service Properties Trust 4.750% due 10/01/2026		5,000	4,868
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		4,200	4,170
Sompo International Holdings Ltd. 4.700% due 10/15/2022		3,000	3,085
Spirit Realty LP
2.700% due 02/15/2032		11,400	11,300
3.200% due 02/15/2031		11,100	11,487
3.400% due 01/15/2030		9,025	9,502
4.000% due 07/15/2029		200	220
4.450% due 09/15/2026		2,350	2,588
Standard Chartered PLC
3.265% due 02/18/2036 •		17,000	16,794
4.750% due 01/14/2031 •(d)(e)		16,900	16,784
State Bank of India 3.250% due 01/24/2022		22,000	22,026

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Stifel Financial Corp. 4.000% due 05/15/2030		5,600	6,148
STORE Capital Corp. 2.750% due 11/18/2030		1,900	1,887
Sumitomo Life Insurance Co. 3.375% due 04/15/2081 •		16,300	17,084
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		37,100	36,087
2.750% due 01/15/2030		2,700	2,766
3.040% due 07/16/2029		11,300	11,790
Sun Communities Operating LP 2.700% due 07/15/2031		6,800	6,752
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)		6,000	6,240
Synchrony Financial
2.875% due 10/28/2031		12,000	11,988
4.500% due 07/23/2025		600	649
Teachers Insurance & Annuity Association of America
3.300% due 05/15/2050		30,000	31,369
4.270% due 05/15/2047		11,300	13,692
4.900% due 09/15/2044		18,400	23,695
6.850% due 12/16/2039		5,129	7,680
Tesco Property Finance PLC 6.052% due 10/13/2039	GBP	317	554
Texas Capital Bancshares, Inc. 4.000% due 05/06/2031 •		$9,000	9,310
Transatlantic Holdings, Inc. 8.000% due 11/30/2039		7,933	12,500
Travelers Cos., Inc. 4.050% due 03/07/2048		4,000	4,853
Trust Fibra Uno
6.390% due 01/15/2050		23,500	27,472
6.950% due 01/30/2044		25,270	30,928
UBS AG
5.125% due 05/15/2024 (e)		17,121	18,355
7.625% due 08/17/2022 (e)		77,600	80,610
UBS Group AG
4.125% due 09/24/2025		400	432
4.125% due 04/15/2026		34,600	37,794
UDR, Inc. 3.500% due 07/01/2027		3,323	3,560
UniCredit SpA
3.127% due 06/03/2032 •		7,800	7,716
6.572% due 01/14/2022		16,550	16,574
7.830% due 12/04/2023		78,050	87,059
Unum Group 4.500% due 12/15/2049		2,000	2,133
Vanke Real Estate Hong Kong Co. Ltd.
3.500% due 11/12/2029		200	206
5.350% due 03/11/2024		800	848
Ventas Realty LP
4.125% due 01/15/2026		600	654
4.400% due 01/15/2029		1,900	2,158
4.875% due 04/15/2049		5,800	7,279
Vonovia Finance BV 5.000% due 10/02/2023		2,200	2,322
Voya Financial, Inc. 4.700% due 01/23/2048 •		8,300	8,343
W R Berkley Corp. 4.000% due 05/12/2050		4,900	5,624
Wells Fargo & Co.
2.393% due 06/02/2028 •		16,500	16,782
2.572% due 02/11/2031 •		21,200	21,665
2.879% due 10/30/2030 •		43,600	45,371
3.000% due 04/22/2026		8,100	8,517
3.068% due 04/30/2041 •		11,200	11,509
3.196% due 06/17/2027 •		4,000	4,219
3.300% due 09/09/2024		2,000	2,105
3.584% due 05/22/2028 •		34,600	37,223
5.375% due 11/02/2043		17,925	23,742
7.950% due 11/15/2029		1,000	1,377
Wells Fargo Bank N.A.
5.850% due 02/01/2037		5,901	7,926
5.950% due 08/26/2036		800	1,069
6.600% due 01/15/2038		22,877	33,271
Welltower, Inc.
4.950% due 09/01/2048		3,500	4,579
6.500% due 03/15/2041		29,850	43,373
Weyerhaeuser Co.
4.000% due 04/15/2030		2,700	3,014
6.875% due 12/15/2033		14,477	19,796
6.950% due 10/01/2027		4,500	5,693
7.375% due 03/15/2032		140,587	198,029
7.950% due 03/15/2025		850	1,012
Willis North America, Inc. 3.875% due 09/15/2049		13,550	14,743

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

WP Carey, Inc. 4.000% due 02/01/2025		1,600	1,703
XLIT Ltd. 5.500% due 03/31/2045		14,450	19,842

			7,292,127

INDUSTRIALS 39.5%
7-Eleven, Inc.
2.500% due 02/10/2041		4,470	4,132
2.800% due 02/10/2051		24,700	22,965
AbbVie, Inc.
4.300% due 05/14/2036		23,400	27,633
4.400% due 11/06/2042		44,212	52,874
4.450% due 05/14/2046		33,650	40,795
4.500% due 05/14/2035		36,177	43,345
4.550% due 03/15/2035		565	680
4.700% due 05/14/2045		25,700	31,960
4.850% due 06/15/2044		51,900	65,187
Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		7,900	9,367
Activision Blizzard, Inc.
2.500% due 09/15/2050		41,700	36,631
4.500% due 06/15/2047		7,455	8,964
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		6,300	6,232
Advocate Health & Hospitals Corp. 2.211% due 06/15/2030		11,150	11,179
AEP Transmission Co. LLC
3.150% due 09/15/2049		6,000	6,142
3.650% due 04/01/2050		2,700	2,990
3.750% due 12/01/2047		1,100	1,241
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	4,600	5,360
Aetna, Inc.
4.750% due 03/15/2044		$50	61
6.750% due 12/15/2037		4,085	5,925
Air Canada Pass-Through Trust
4.125% due 11/15/2026		11,496	11,788
5.250% due 10/01/2030		6,994	7,628
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		18,248	19,981
Alcon Finance Corp. 3.000% due 09/23/2029		500	523
Alibaba Group Holding Ltd.
2.125% due 02/09/2031		17,500	16,913
2.700% due 02/09/2041		38,869	35,546
3.150% due 02/09/2051		1,150	1,079
3.250% due 02/09/2061		24,200	22,336
3.600% due 11/28/2024		14,000	14,736
4.000% due 12/06/2037		21,700	23,563
4.200% due 12/06/2047		17,900	19,731
4.400% due 12/06/2057		7,600	8,655
4.500% due 11/28/2034		10,850	12,319
Altria Group, Inc.
3.875% due 09/16/2046		9,080	8,803
5.950% due 02/14/2049		22,500	28,138
6.200% due 02/14/2059		6,929	9,085
Amazon.com, Inc.
2.500% due 06/03/2050		4,500	4,297
2.700% due 06/03/2060		900	870
2.875% due 05/12/2041		3,000	3,121
3.100% due 05/12/2051		21,300	22,797
3.250% due 05/12/2061		55,500	59,917
4.250% due 08/22/2057		38,800	49,824
4.950% due 12/05/2044		475	650
American Airlines Pass-Through Trust
2.875% due 01/11/2036		14,800	14,723
3.000% due 04/15/2030		540	538
3.150% due 08/15/2033		7,850	7,955
3.200% due 12/15/2029		4,491	4,527
3.350% due 04/15/2031		730	744
3.375% due 11/01/2028		7,034	6,985
3.500% due 08/15/2033		3,583	3,439
3.600% due 03/22/2029		5,955	6,154
3.600% due 04/15/2031		3,125	3,049
3.650% due 08/15/2030		1,563	1,635
3.700% due 04/01/2028		3,940	4,005
4.000% due 01/15/2027		3,564	3,447
4.375% due 04/01/2024		354	353
Amgen, Inc.
2.800% due 08/15/2041		3,700	3,565
3.375% due 02/21/2050		10,300	10,743
4.400% due 05/01/2045		1,000	1,196
4.563% due 06/15/2048		11,574	14,385
4.663% due 06/15/2051		172,113	220,788

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.950% due 10/01/2041	4,650	5,822
AngloGold Ashanti Holdings PLC
3.375% due 11/01/2028	9,100	9,016
3.750% due 10/01/2030	5,600	5,647
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	100,000	120,872
4.900% due 02/01/2046	164,610	208,536
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	500	629
Anheuser-Busch InBev Worldwide, Inc.
3.750% due 07/15/2042	300	328
4.350% due 06/01/2040	24,000	28,265
4.375% due 04/15/2038	11,300	13,257
4.439% due 10/06/2048	16,601	19,892
4.600% due 04/15/2048	7,282	8,924
4.600% due 06/01/2060	25,000	31,038
4.750% due 04/15/2058	23,800	29,511
4.950% due 01/15/2042	5,800	7,291
5.450% due 01/23/2039	12,150	15,930
5.550% due 01/23/2049	15,105	20,948
5.800% due 01/23/2059	54,300	78,732
Anthem, Inc.
3.600% due 03/15/2051	4,350	4,840
3.700% due 09/15/2049	5,640	6,292
4.375% due 12/01/2047	30,200	36,869
4.550% due 03/01/2048	9,700	12,127
4.625% due 05/15/2042	7,700	9,589
4.650% due 01/15/2043	2,605	3,262
5.100% due 01/15/2044	13,244	17,523
Apple, Inc.
2.650% due 05/11/2050	5,600	5,518
2.800% due 02/08/2061	7,100	7,068
2.850% due 08/05/2061	8,400	8,442
2.950% due 09/11/2049	36,100	37,289
3.750% due 09/12/2047	31,600	37,037
3.850% due 08/04/2046	73,395	87,186
4.250% due 02/09/2047	15,076	18,875
4.375% due 05/13/2045	2,400	3,034
Aptiv PLC
3.100% due 12/01/2051	8,700	8,303
5.400% due 03/15/2049	10,000	13,278
Arrow Electronics, Inc.
2.950% due 02/15/2032	3,500	3,538
4.500% due 03/01/2023	2,100	2,161
AstraZeneca PLC 4.375% due 11/16/2045	1,400	1,797
Bacardi Ltd.
4.700% due 05/15/2028	5,200	5,886
5.150% due 05/15/2038	22,540	27,945
5.300% due 05/15/2048	28,300	37,020
BAE Systems PLC
3.000% due 09/15/2050	11,700	11,422
3.400% due 04/15/2030	7,700	8,228
Baidu, Inc.
2.375% due 08/23/2031	7,900	7,617
3.075% due 04/07/2025	2,500	2,595
Baker Hughes Holdings LLC 5.125% due 09/15/2040	6,800	8,504
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050	15,000	16,397
Barrick North America Finance LLC 5.700% due 05/30/2041	8,500	11,580
BAT Capital Corp.
4.390% due 08/15/2037	12,200	12,876
4.540% due 08/15/2047	23,333	24,459
4.758% due 09/06/2049	4,200	4,521
Baxter International, Inc. 3.132% due 12/01/2051	10,000	10,314
Bayer U.S. Finance LLC
4.200% due 07/15/2034	18,043	20,250
4.375% due 12/15/2028	9,800	10,956
4.625% due 06/25/2038	900	1,053
4.875% due 06/25/2048	27,000	33,264
Becton Dickinson and Co. 3.794% due 05/20/2050	10,700	12,040
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	14,000	13,837
Biogen, Inc. 3.250% due 02/15/2051	7,181	7,064
Boeing Co.
3.250% due 02/01/2035	1,755	1,771
3.600% due 05/01/2034	7,870	8,259
3.625% due 02/01/2031	3,300	3,523
3.650% due 03/01/2047	1,945	1,962
3.750% due 02/01/2050	3,200	3,335
3.825% due 03/01/2059	4,515	4,561

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.950% due 08/01/2059	4,500	4,689
4.508% due 05/01/2023	16,855	17,609
4.875% due 05/01/2025	5,000	5,475
5.150% due 05/01/2030	49,156	57,319
5.705% due 05/01/2040	50,700	65,213
5.805% due 05/01/2050	67,590	91,700
5.930% due 05/01/2060	61,300	85,300
Bon Secours Mercy Health, Inc. 3.205% due 06/01/2050	12,000	12,686
Boston Scientific Corp.
6.750% due 11/15/2035	43,837	60,901
7.375% due 01/15/2040	42,000	65,643
BP Capital Markets America, Inc. 3.000% due 02/24/2050	2,200	2,172
Bristol-Myers Squibb Co.
3.900% due 02/20/2028	1,500	1,673
4.250% due 10/26/2049	17,900	22,175
4.350% due 11/15/2047	6,584	8,129
5.000% due 08/15/2045	4,489	5,976
British Airways Pass-Through Trust
3.300% due 06/15/2034	21,266	21,969
3.350% due 12/15/2030	2,099	2,091
4.250% due 05/15/2034	1,430	1,527
Broadcom, Inc.
2.600% due 02/15/2033	41,901	40,909
3.137% due 11/15/2035	56,805	57,205
3.187% due 11/15/2036	2,674	2,673
3.419% due 04/15/2033	23,510	24,672
3.469% due 04/15/2034	92,712	97,162
3.500% due 02/15/2041	26,100	26,835
4.150% due 11/15/2030	10,576	11,739
4.300% due 11/15/2032	16,550	18,623
Buckeye Partners LP 5.600% due 10/15/2044	3,800	3,705
Burlington Northern Santa Fe LLC
4.375% due 09/01/2042	9,350	11,386
4.450% due 03/15/2043	58,500	72,106
Cameron LNG LLC 3.402% due 01/15/2038	26,700	27,635
Campbell Soup Co. 3.125% due 04/24/2050	10,200	10,069
Canadian Natural Resources Ltd.
5.850% due 02/01/2035	8,600	10,723
6.450% due 06/30/2033	3,376	4,345
Canadian Pacific Railway Co. 6.125% due 09/15/2115	51,558	77,116
Carrier Global Corp.
3.377% due 04/05/2040	2,000	2,094
3.577% due 04/05/2050	1,300	1,386
CDW LLC 3.569% due 12/01/2031	11,800	12,299
Celeo Redes Operacion Chile S.A. 5.200% due 06/22/2047	3,753	4,250
Cellnex Finance Co. S.A. 3.875% due 07/07/2041	4,600	4,406
Celulosa Arauco y Constitucion S.A. 5.500% due 11/02/2047	9,000	10,466
Cenovus Energy, Inc.
5.250% due 06/15/2037	4,515	5,344
6.750% due 11/15/2039	16,900	22,972
Centene Corp.
2.450% due 07/15/2028	25,800	25,453
4.625% due 12/15/2029	3,300	3,565
CenterPoint Energy Resources Corp. 4.100% due 09/01/2047	2,000	2,298
CF Industries, Inc. 5.150% due 03/15/2034	22,325	27,038
Charter Communications Operating LLC
3.500% due 06/01/2041	18,200	17,777
3.500% due 03/01/2042	12,700	12,340
3.700% due 04/01/2051	6,700	6,495
3.750% due 02/15/2028	1,800	1,930
3.850% due 04/01/2061	93,400	88,343
3.900% due 06/01/2052	24,975	25,093
3.950% due 06/30/2062	15,000	14,488
4.200% due 03/15/2028	1,900	2,082
4.400% due 12/01/2061	72,238	74,914
4.800% due 03/01/2050	46,200	51,854
5.125% due 07/01/2049	49,500	57,555
5.375% due 05/01/2047	48,000	57,422
5.750% due 04/01/2048	19,200	23,998
6.384% due 10/23/2035	25,681	33,224
6.484% due 10/23/2045	38,419	52,579
6.834% due 10/23/2055	8,000	11,481
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	12,900	12,602

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.700% due 11/15/2029	5,000	5,360
Citrix Systems, Inc.
1.250% due 03/01/2026	7,600	7,409
4.500% due 12/01/2027	4,100	4,454
Coca-Cola Co.
2.500% due 03/15/2051	21,100	20,306
2.750% due 06/01/2060	7,500	7,454
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037	10,900	14,373
Comcast Corp.
2.650% due 08/15/2062	20,400	18,147
2.800% due 01/15/2051	5,000	4,831
2.887% due 11/01/2051	3,299	3,199
2.937% due 11/01/2056	165,999	158,553
3.200% due 07/15/2036	1,300	1,389
3.450% due 02/01/2050	43,100	46,143
3.969% due 11/01/2047	57,110	65,911
3.999% due 11/01/2049	146,128	169,750
4.000% due 03/01/2048	12,260	14,157
5.650% due 06/15/2035	5,900	7,827
7.050% due 03/15/2033	6,875	9,912
CommonSpirit Health
3.347% due 10/01/2029	10,000	10,645
4.187% due 10/01/2049	2,100	2,450
Conagra Brands, Inc.
4.600% due 11/01/2025	6,541	7,198
5.400% due 11/01/2048	4,095	5,528
7.000% due 10/01/2028	1,800	2,339
Constellation Brands, Inc.
4.100% due 02/15/2048	12,200	13,867
4.500% due 05/09/2047	8,100	9,723
5.250% due 11/15/2048	3,500	4,598
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	3,971	4,122
Continental Resources, Inc. 4.900% due 06/01/2044	16,600	18,424
Corning, Inc. 5.450% due 11/15/2079	5,400	7,152
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	2,000	2,215
4.500% due 08/01/2047	28,470	32,884
5.625% due 10/18/2043	2,200	2,867
CoStar Group, Inc. 2.800% due 07/15/2030	6,700	6,709
Cox Communications, Inc.
2.950% due 10/01/2050	4,900	4,588
4.500% due 06/30/2043	21,841	25,466
4.700% due 12/15/2042	4,070	4,923
4.800% due 02/01/2035	14,200	16,735
CRH America Finance, Inc.
4.400% due 05/09/2047	2,800	3,359
4.500% due 04/04/2048	8,390	10,261
CVS Health Corp.
3.625% due 04/01/2027	2,900	3,149
3.750% due 04/01/2030	4,900	5,378
4.125% due 04/01/2040	11,700	13,460
4.780% due 03/25/2038	1,559	1,901
5.050% due 03/25/2048	51,100	66,928
5.300% due 12/05/2043	7,100	9,393
CVS Pass-Through Trust
4.163% due 08/11/2036	8,531	9,355
4.704% due 01/10/2036	1,277	1,438
5.773% due 01/10/2033	1,069	1,246
5.880% due 01/10/2028	2,535	2,869
5.926% due 01/10/2034	24,966	29,677
6.036% due 12/10/2028	1,158	1,321
6.943% due 01/10/2030	24,387	28,908
7.507% due 01/10/2032	64,058	79,361
8.353% due 07/10/2031	11,974	15,251
D.R. Horton, Inc. 4.375% due 09/15/2022	800	813
DAE Funding LLC 1.550% due 08/01/2024	23,100	22,955
Daimler Trucks Finance North America LLC
2.375% due 12/14/2028	11,300	11,361
2.500% due 12/14/2031	19,100	19,112
Dell International LLC
3.450% due 12/15/2051	55,000	52,901
4.900% due 10/01/2026	20,600	23,217
5.300% due 10/01/2029	38,930	45,678
5.450% due 06/15/2023	4,355	4,596
6.020% due 06/15/2026	86,700	100,312
8.100% due 07/15/2036	10,633	16,204
8.350% due 07/15/2046	7,448	12,409
Delta Air Lines, Inc.
2.900% due 10/28/2024	12,700	12,958

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.750% due 10/28/2029 (h)	45,863	47,051
4.375% due 04/19/2028 (h)	4,000	4,265
4.500% due 10/20/2025	2,500	2,629
4.750% due 10/20/2028	3,150	3,442
7.000% due 05/01/2025	4,090	4,680
7.375% due 01/15/2026 (h)	35,442	41,763
Deutsche Telekom International Finance BV 8.750% due 06/15/2030	33,750	49,105
Devon Energy Corp. 7.950% due 04/15/2032	6,135	8,623
Diamondback Energy, Inc.
4.400% due 03/24/2051	2,000	2,298
4.750% due 05/31/2025	6,000	6,578
Discovery Communications LLC
4.000% due 09/15/2055	5,208	5,512
5.200% due 09/20/2047	30,665	38,100
Eastern Gas Transmission & Storage, Inc.
4.600% due 12/15/2044	4,115	4,907
4.800% due 11/01/2043	800	975
eBay, Inc.
2.600% due 05/10/2031	1,600	1,617
3.650% due 05/10/2051	8,800	9,590
Ecopetrol S.A. 7.375% due 09/18/2043	25,700	28,372
El Paso Natural Gas Co. LLC 8.375% due 06/15/2032	25,670	36,863
Embotelladora Andina S.A. 3.950% due 01/21/2050	3,600	3,733
Enbridge Energy Partners LP
5.500% due 09/15/2040	3,000	3,864
7.375% due 10/15/2045	19,792	30,976
Enbridge, Inc.
2.500% due 08/01/2033	25,000	24,568
3.400% due 08/01/2051	29,500	29,976
4.500% due 06/10/2044	10,948	12,848
Energy Transfer LP
3.600% due 02/01/2023	4,256	4,340
4.050% due 03/15/2025	800	848
4.250% due 03/15/2023	8,506	8,743
4.500% due 04/15/2024	300	318
4.650% due 02/15/2022	2,000	2,009
4.900% due 03/15/2035	21,073	23,880
4.950% due 01/15/2043	27,800	29,870
5.000% due 10/01/2022	900	918
5.000% due 05/15/2050	3,300	3,807
5.150% due 02/01/2043	26,785	29,611
5.150% due 03/15/2045	42,386	48,008
5.300% due 04/01/2044	12,314	14,131
5.300% due 04/15/2047	21,690	25,193
5.350% due 05/15/2045	8,545	9,846
5.400% due 10/01/2047	5,038	5,925
5.800% due 06/15/2038	900	1,092
6.050% due 06/01/2041	1,900	2,330
6.100% due 02/15/2042	8,356	10,252
6.125% due 12/15/2045	38,548	48,055
6.500% due 02/01/2042	9,063	11,703
6.625% due 10/15/2036	22,002	27,969
7.500% due 07/01/2038	5,100	7,045
EnLink Midstream Partners LP 5.450% due 06/01/2047	13,800	13,942
Entergy Louisiana LLC
2.900% due 03/15/2051	7,400	7,271
3.100% due 06/15/2041	14,600	15,008
4.200% due 09/01/2048	1,410	1,681
5.000% due 07/15/2044	4,300	4,679
Enterprise Products Operating LLC
4.200% due 01/31/2050	10,568	11,878
4.450% due 02/15/2043	92,745	106,041
4.800% due 02/01/2049	3,575	4,362
4.850% due 08/15/2042	11,300	13,538
4.850% due 03/15/2044	42,362	51,115
4.875% due 08/16/2077 •	17,499	16,406
4.950% due 10/15/2054	500	633
5.100% due 02/15/2045	31,665	39,136
5.250% due 08/16/2077 •	7,101	7,258
5.750% due 03/01/2035	13,761	17,242
5.950% due 02/01/2041	1,863	2,478
6.450% due 09/01/2040	4,995	6,929
EQM Midstream Partners LP 4.000% due 08/01/2024	7,100	7,383
ERAC USA Finance LLC 7.000% due 10/15/2037	9,200	13,577
Expedia Group, Inc.
3.250% due 02/15/2030	5,343	5,458
4.625% due 08/01/2027	4,600	5,126

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

FedEx Corp.
3.875% due 08/01/2042		765	842
4.550% due 04/01/2046		18,300	21,983
4.750% due 11/15/2045		3,250	3,970
4.950% due 10/17/2048		14,000	17,928
5.100% due 01/15/2044		14,941	19,006
Fiserv, Inc. 4.400% due 07/01/2049		30,000	35,832
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		6,400	6,434
4.317% due 12/30/2039		55,500	57,232
Flex Ltd.
3.750% due 02/01/2026		2,000	2,138
4.875% due 05/12/2030		18,200	20,776
Ford Foundation
2.415% due 06/01/2050		3,800	3,601
2.815% due 06/01/2070		7,100	7,348
Fortune Brands Home & Security, Inc. 4.000% due 06/15/2025		2,700	2,897
Fox Corp. 5.576% due 01/25/2049		1,800	2,463
Fraport AG Frankfurt Airport Services Worldwide 1.875% due 03/31/2028	EUR	3,000	3,519
Fresenius Medical Care U.S. Finance, Inc. 3.000% due 12/01/2031		$27,100	27,378
Gazprom PJSC Via Gaz Capital S.A.
2.250% due 11/22/2024	EUR	3,900	4,589
3.125% due 11/17/2023		10,700	12,722
4.250% due 04/06/2024	GBP	12,600	17,775
5.150% due 02/11/2026		$24,500	26,260
6.510% due 03/07/2022		36,075	36,436
GE Capital Funding LLC 4.550% due 05/15/2032		15,200	17,994
GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035		90,358	107,978
General Electric Co. 6.750% due 03/15/2032		3,995	5,455
General Motors Co. 5.150% due 04/01/2038		15,200	18,353
Gilead Sciences, Inc.
4.750% due 03/01/2046		6,200	7,874
4.800% due 04/01/2044		325	411
Glencore Finance Canada Ltd.
5.550% due 10/25/2042		8,730	11,124
6.900% due 11/15/2037		100	141
Global Payments, Inc. 4.150% due 08/15/2049		4,400	5,032
Globo Comunicacao e Participacoes S.A.
4.843% due 06/08/2025		8,600	8,811
5.125% due 03/31/2027		1,300	1,303
GNL Quintero S.A. 4.634% due 07/31/2029		4,706	5,002
GTL Trade Finance, Inc. 7.250% due 04/16/2044 (h)		5,200	6,950
GTP Acquisition Partners LLC 3.482% due 06/15/2050		7,500	7,805
Halliburton Co. 7.450% due 09/15/2039		14,239	20,961
HCA, Inc.
3.500% due 07/15/2051		15,000	15,328
4.500% due 02/15/2027		8,800	9,699
4.750% due 05/01/2023		6,500	6,810
5.250% due 06/15/2049		7,900	10,165
5.500% due 06/15/2047		23,062	30,250
Heineken NV 4.350% due 03/29/2047		12,200	15,207
Helmerich & Payne, Inc. 2.900% due 09/29/2031		15,300	15,031
Hess Corp.
6.000% due 01/15/2040		9,135	11,624
7.300% due 08/15/2031		2,129	2,838
Holcim Finance U.S. LLC 4.750% due 09/22/2046		4,300	5,302
Home Depot, Inc. 4.400% due 03/15/2045		9,350	11,696
Howmet Aerospace, Inc. 5.900% due 02/01/2027		1,900	2,173
Humana, Inc.
3.950% due 08/15/2049		11,800	13,470
8.150% due 06/15/2038		1,000	1,620
Huntsman International LLC 4.500% due 05/01/2029		5,500	6,085
Hyatt Hotels Corp.
4.375% due 09/15/2028		1,100	1,190
5.750% due 04/23/2030		5,850	6,985

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Hyundai Capital America 2.000% due 06/15/2028	15,000	14,635
IHS Markit Ltd.
4.250% due 05/01/2029	7,700	8,784
5.000% due 11/01/2022	9,301	9,605
Imperial Brands Finance PLC
3.500% due 02/11/2023	200	204
3.500% due 07/26/2026	7,800	8,208
3.875% due 07/26/2029	6,900	7,317
4.250% due 07/21/2025	19,615	21,077
Industrias Penoles S.A.B. de C.V. 4.750% due 08/06/2050	8,500	9,311
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	10,800	12,376
International Flavors & Fragrances, Inc. 2.300% due 11/01/2030	9,000	8,832
International Paper Co. 8.700% due 06/15/2038	9,455	15,497
JetBlue Pass-Through Trust
2.750% due 11/15/2033	1,463	1,479
4.000% due 05/15/2034	12,617	13,655
Juniper Networks, Inc. 5.950% due 03/15/2041	43,978	58,431
Kaiser Foundation Hospitals 4.150% due 05/01/2047	14,300	17,672
Kansas City Southern
3.500% due 05/01/2050	2,300	2,455
4.300% due 05/15/2043	5,000	5,839
4.700% due 05/01/2048	17,700	22,139
4.950% due 08/15/2045	24,795	31,647
Keurig Dr Pepper, Inc.
4.985% due 05/25/2038	12,700	15,741
5.085% due 05/25/2048	5,800	7,587
Kinder Morgan Energy Partners LP
4.700% due 11/01/2042	7,709	8,719
5.000% due 08/15/2042	5,500	6,395
5.000% due 03/01/2043	34,835	40,659
5.625% due 09/01/2041	1,700	2,100
5.800% due 03/15/2035	10,942	13,751
6.375% due 03/01/2041	10,715	14,234
6.500% due 02/01/2037	12,219	16,191
6.500% due 09/01/2039	36,840	49,165
6.550% due 09/15/2040	30,300	40,869
6.950% due 01/15/2038	800	1,109
7.400% due 03/15/2031	5,000	6,683
7.500% due 11/15/2040	25,567	37,540
Kinder Morgan, Inc.
5.300% due 12/01/2034	1,365	1,645
7.800% due 08/01/2031	2,000	2,848
Kraft Heinz Foods Co.
5.000% due 06/04/2042	10,250	12,778
6.500% due 02/09/2040	77,238	110,065
7.125% due 08/01/2039	26,043	39,706
L3Harris Technologies, Inc. 4.854% due 04/27/2035	2,150	2,631
Las Vegas Sands Corp.
2.900% due 06/25/2025	2,800	2,795
3.200% due 08/08/2024	27,700	28,219
3.500% due 08/18/2026	132,600	134,363
3.900% due 08/08/2029 (h)	28,992	29,223
Leidos, Inc.
2.300% due 02/15/2031	7,900	7,619
4.375% due 05/15/2030	2,000	2,231
Leland Stanford Junior University 2.413% due 06/01/2050	12,600	12,260
Lenovo Group Ltd. 3.421% due 11/02/2030	18,600	18,770
Level 3 Financing, Inc. 3.875% due 11/15/2029	14,900	15,182
Lockheed Martin Corp.
3.600% due 03/01/2035	2,500	2,799
4.500% due 05/15/2036	2,100	2,570
Macmillan Bloedel Pembroke LP 7.700% due 02/15/2026	8,555	10,518
Marathon Oil Corp. 6.600% due 10/01/2037	3,700	4,843
Marathon Petroleum Corp. 6.500% due 03/01/2041	13,503	18,601
Marriott International, Inc.
2.750% due 10/15/2033	5,000	4,857
2.850% due 04/15/2031	9,700	9,680
3.500% due 10/15/2032	23,700	24,854
3.600% due 04/15/2024	10,500	10,987
4.625% due 06/15/2030	10,590	11,926
Marvell Technology, Inc.
2.950% due 04/15/2031	13,894	14,172

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.875% due 06/22/2028	10,200	11,696
Masco Corp.
4.500% due 05/15/2047	1,909	2,296
7.750% due 08/01/2029	2,539	3,400
Massachusetts Institute of Technology 5.600% due 07/01/2111	1,668	2,927
McDonald's Corp. 3.625% due 09/01/2049	16,800	18,627
MDC Holdings, Inc.
3.966% due 08/06/2061	10,300	9,864
6.000% due 01/15/2043	25,375	32,136
Merck & Co., Inc.
2.750% due 12/10/2051	15,000	14,871
2.900% due 12/10/2061	15,000	14,955
Micron Technology, Inc. 5.327% due 02/06/2029	8,500	10,081
Microsoft Corp.
2.675% due 06/01/2060	32,710	32,714
2.921% due 03/17/2052	21,736	23,137
Moody's Corp.
3.100% due 11/29/2061	10,000	9,943
3.250% due 05/20/2050	1,500	1,571
4.875% due 12/17/2048	9,000	12,032
5.250% due 07/15/2044	4,144	5,644
Motorola Solutions, Inc.
2.300% due 11/15/2030	4,600	4,450
5.500% due 09/01/2044	5,686	7,447
MPLX LP
3.500% due 12/01/2022	2,525	2,579
4.900% due 04/15/2058	19,120	22,073
5.200% due 03/01/2047	5,000	6,136
5.200% due 12/01/2047	2,100	2,557
5.500% due 02/15/2049	200	256
Mylan, Inc.
3.125% due 01/15/2023	700	715
5.200% due 04/15/2048	18,700	23,205
5.400% due 11/29/2043	1,900	2,348
NBCUniversal Media LLC 4.450% due 01/15/2043	19,107	23,221
Netflix, Inc.
4.875% due 04/15/2028	9,450	10,789
5.375% due 11/15/2029	3,900	4,638
Newcrest Finance Pty. Ltd. 5.750% due 11/15/2041	22,905	30,121
Newell Brands, Inc. 5.875% due 04/01/2036	2,309	2,849
Newmont Corp.
5.450% due 06/09/2044	31,100	41,520
6.250% due 10/01/2039	1,710	2,389
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	6,600	7,130
4.810% due 09/17/2030	10,200	11,419
Norfolk Southern Corp.
3.942% due 11/01/2047	6,494	7,535
4.050% due 08/15/2052	4,010	4,835
4.100% due 05/15/2121	9,700	11,040
Northern Natural Gas Co.
3.400% due 10/16/2051	3,500	3,605
4.100% due 09/15/2042	14,000	16,088
4.300% due 01/15/2049	18,375	21,552
Northrop Grumman Corp. 3.850% due 04/15/2045	9,500	10,794
Northwell Healthcare, Inc. 3.809% due 11/01/2049	14,900	16,579
NXP BV
3.150% due 05/01/2027	1,800	1,894
3.250% due 05/11/2041	3,300	3,417
4.625% due 06/01/2023	28,016	29,330
5.350% due 03/01/2026	10,000	11,310
5.550% due 12/01/2028	2,200	2,638
Occidental Petroleum Corp.
7.000% due 11/15/2027	1,000	1,140
7.150% due 05/15/2028	14,050	16,500
7.500% due 05/01/2031	8,974	11,819
7.875% due 09/15/2031	2,400	3,207
7.950% due 06/15/2039	18,980	25,080
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	5,600	5,484
Odebrecht Oil & Gas Finance Ltd. 0.000% due 01/31/2022 (b)(d)	4,491	43
ONEOK Partners LP
6.125% due 02/01/2041	27,327	34,550
6.200% due 09/15/2043	47,644	61,802
6.650% due 10/01/2036	4,765	6,240
6.850% due 10/15/2037	8,494	11,420

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Oracle Corp.
3.600% due 04/01/2040	22,300	22,403
3.600% due 04/01/2050	36,400	35,709
3.650% due 03/25/2041 (f)	18,500	18,732
3.800% due 11/15/2037	8,405	8,791
3.850% due 07/15/2036	1,500	1,587
3.850% due 04/01/2060	61,842	61,252
3.950% due 03/25/2051 (f)	7,500	7,799
4.000% due 07/15/2046	15,350	15,972
4.000% due 11/15/2047	64,510	67,142
4.100% due 03/25/2061 (f)	50,450	52,714
4.125% due 05/15/2045	5,100	5,393
4.500% due 07/08/2044	1,400	1,584
Orlando Health Obligated Group 3.327% due 10/01/2050	8,500	8,928
Ovintiv, Inc.
5.150% due 11/15/2041	1,581	1,731
7.200% due 11/01/2031	11,096	14,476
7.375% due 11/01/2031	4,600	6,003
Owens Corning
4.300% due 07/15/2047	21,440	24,600
4.400% due 01/30/2048	24,100	28,294
7.000% due 12/01/2036	246	348
Pacific National Finance Pty. Ltd.
4.750% due 03/22/2028	14,885	16,135
6.000% due 04/07/2023	19,900	20,892
Packaging Corp. of America 4.050% due 12/15/2049	4,600	5,384
PeaceHealth Obligated Group 4.787% due 11/15/2048	2,200	2,941
Penske Truck Leasing Co. LP 4.250% due 01/17/2023	7,204	7,450
Perrigo Finance Unlimited Co. 3.900% due 06/15/2030	14,800	15,017
Pertamina Persero PT
6.000% due 05/03/2042	5,000	6,123
6.450% due 05/30/2044	5,700	7,457
Petroleos Mexicanos
6.700% due 02/16/2032	11,051	11,183
6.750% due 09/21/2047	84,889	75,507
6.950% due 01/28/2060	8,284	7,410
7.690% due 01/23/2050	17,742	17,156
Petronas Capital Ltd. 4.550% due 04/21/2050	400	497
Pfizer, Inc.
4.300% due 06/15/2043	400	492
4.400% due 05/15/2044	900	1,121
5.600% due 09/15/2040	18,365	25,855
Philip Morris International, Inc.
3.875% due 08/21/2042	1,875	2,021
4.125% due 03/04/2043	2,575	2,853
4.250% due 11/10/2044	26,000	29,751
4.375% due 11/15/2041	11,100	12,627
4.875% due 11/15/2043	2,500	3,049
Pioneer Natural Resources Co. 7.200% due 01/15/2028	24,475	30,570
Prosus NV
3.680% due 01/21/2030	1,600	1,648
3.832% due 02/08/2051	12,300	11,502
4.027% due 08/03/2050	4,000	3,851
PulteGroup, Inc. 5.500% due 03/01/2026	3,275	3,727
Qatar Energy
3.125% due 07/12/2041	700	709
3.300% due 07/12/2051	24,800	25,619
QVC, Inc.
4.375% due 03/15/2023	3,058	3,153
4.850% due 04/01/2024	2,300	2,458
5.950% due 03/15/2043	28,665	28,598
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	4,586	5,152
6.332% due 09/30/2027	3,535	4,000
Raytheon Technologies Corp.
4.050% due 05/04/2047	7,100	8,233
4.450% due 11/16/2038	6,200	7,488
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	2,150	2,036
Reynolds American, Inc.
5.850% due 08/15/2045	21,248	25,873
6.150% due 09/15/2043	10,920	13,419
Rockies Express Pipeline LLC 7.500% due 07/15/2038	25,640	28,978
Royalty Pharma PLC
3.300% due 09/02/2040	12,900	12,886
3.350% due 09/02/2051	1,000	959
3.550% due 09/02/2050	17,900	17,789

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

S&P Global, Inc.
2.300% due 08/15/2060	5,900	5,119
3.250% due 12/01/2049	3,200	3,478
Sabine Pass Liquefaction LLC
4.200% due 03/15/2028	24,200	26,530
4.500% due 05/15/2030	26,265	29,653
5.000% due 03/15/2027	36,700	41,249
5.625% due 03/01/2025	300	333
5.750% due 05/15/2024	8,950	9,739
5.875% due 06/30/2026	7,556	8,677
Sands China Ltd.
2.300% due 03/08/2027	600	565
4.375% due 06/18/2030	19,300	19,721
5.125% due 08/08/2025	31,500	33,081
5.400% due 08/08/2028	38,300	41,287
Santos Finance Ltd. 3.649% due 04/29/2031	35,700	36,386
Saudi Arabian Oil Co.
3.250% due 11/24/2050	18,600	18,173
3.500% due 11/24/2070	21,100	20,610
Seagate HDD Cayman 4.125% due 01/15/2031	5,000	5,209
Siemens Financieringsmaatschappij NV 2.875% due 03/11/2041	13,100	13,386
Skyworks Solutions, Inc. 3.000% due 06/01/2031	20,200	20,382
South Jersey Industries, Inc. 5.020% due 04/15/2031	28,000	30,389
Southern Co.
3.700% due 04/30/2030	100	109
3.750% due 09/15/2051 •	21,400	21,453
4.250% due 07/01/2036	9,300	10,512
4.400% due 07/01/2046	19,705	23,141
Southern Natural Gas Co. LLC 8.000% due 03/01/2032	8,346	11,624
Southwest Airlines Co.
4.750% due 05/04/2023	6,470	6,778
5.250% due 05/04/2025	5,665	6,297
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	2,400	2,457
4.600% due 06/15/2028	800	803
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029	4,728	4,885
Sprint Spectrum Co. LLC 5.152% due 09/20/2029	22,100	24,398
Standard Industries, Inc.
4.750% due 01/15/2028	18,600	19,238
5.000% due 02/15/2027	2,380	2,453
Starbucks Corp.
3.500% due 11/15/2050	17,358	18,744
4.450% due 08/15/2049	2,000	2,468
Suncor Energy, Inc.
6.500% due 06/15/2038	100	137
7.000% due 11/15/2028	17,772	22,813
Sutter Health
3.161% due 08/15/2040	1,950	2,010
3.361% due 08/15/2050	2,600	2,732
Suzano Austria GmbH
6.000% due 01/15/2029	13,600	15,762
7.000% due 03/16/2047	12,770	16,196
Sydney Airport Finance Co. Pty. Ltd. 3.900% due 03/22/2023	1,200	1,239
Syngenta Finance NV
3.125% due 03/28/2022	1,500	1,506
4.441% due 04/24/2023	1,000	1,034
4.892% due 04/24/2025	6,950	7,470
5.676% due 04/24/2048	13,575	16,757
Synnex Corp.
2.375% due 08/09/2028	9,200	8,938
2.650% due 08/09/2031	6,850	6,594
T-Mobile USA, Inc.
2.050% due 02/15/2028	12,600	12,516
2.550% due 02/15/2031	9,500	9,460
2.700% due 03/15/2032	2,300	2,317
3.300% due 02/15/2051	34,900	34,166
3.400% due 10/15/2052	23,400	23,336
3.600% due 11/15/2060	27,900	27,712
3.750% due 04/15/2027	14,400	15,601
3.875% due 04/15/2030	3,195	3,498
4.375% due 04/15/2040	18,700	21,412
4.500% due 04/15/2050	40,300	47,235
Teck Resources Ltd. 6.125% due 10/01/2035	4,500	5,841
Telefonica Emisiones S.A.
4.895% due 03/06/2048	15,330	18,484
5.213% due 03/08/2047	15,900	19,788

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.520% due 03/01/2049	7,800	10,178
7.045% due 06/20/2036	15,097	21,565
Tencent Holdings Ltd.
2.390% due 06/03/2030	22,675	22,240
3.240% due 06/03/2050	14,300	13,520
3.290% due 06/03/2060	13,300	12,331
3.595% due 01/19/2028	4,000	4,249
3.680% due 04/22/2041	25,200	26,209
3.680% due 04/22/2041 (h)	58,500	60,842
3.840% due 04/22/2051	9,100	9,577
3.925% due 01/19/2038	12,700	13,521
3.940% due 04/22/2061	14,300	15,165
3.975% due 04/11/2029	52,663	57,332
Tencent Music Entertainment Group 2.000% due 09/03/2030	1,800	1,686
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030	4,500	4,576
7.625% due 04/01/2037	320	457
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022	4,585	4,598
Texas Eastern Transmission LP 4.150% due 01/15/2048	400	452
Thomson Reuters Corp. 5.650% due 11/23/2043	20,491	28,341
Time Warner Cable LLC
4.500% due 09/15/2042	18,500	20,213
5.500% due 09/01/2041	14,800	17,980
5.875% due 11/15/2040	5,200	6,502
6.550% due 05/01/2037	7,306	9,574
6.750% due 06/15/2039	52,495	71,651
7.300% due 07/01/2038	2,080	2,949
Time Warner Entertainment Co. LP
8.375% due 03/15/2023	1,128	1,224
8.375% due 07/15/2033	18,420	26,856
Topaz Solar Farms LLC 4.875% due 09/30/2039	5,362	6,073
TotalEnergies Capital International S.A.
3.386% due 06/29/2060	12,200	12,980
3.461% due 07/12/2049	6,800	7,365
TransCanada PipeLines Ltd.
4.625% due 03/01/2034	2,000	2,352
4.875% due 05/15/2048	27,100	34,525
6.200% due 10/15/2037	3,484	4,750
7.250% due 08/15/2038	1,075	1,615
7.625% due 01/15/2039	10,020	15,620
Transcontinental Gas Pipe Line Co. LLC
3.950% due 05/15/2050	23,200	26,060
5.400% due 08/15/2041	4,330	5,570
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	2,500	3,821
TSMC Global Ltd. 2.250% due 04/23/2031	5,200	5,156
TTX Co. 4.600% due 02/01/2049	3,700	4,800
U.S. Airways Pass-Through Trust
3.950% due 05/15/2027	6,166	6,234
4.625% due 12/03/2026	2,132	2,126
7.125% due 04/22/2025	1,535	1,619
Union Pacific Corp.
2.973% due 09/16/2062	800	793
3.200% due 05/20/2041	32,000	34,132
3.550% due 08/15/2039	2,800	3,109
3.550% due 05/20/2061	22,710	25,144
3.750% due 02/05/2070	9,600	10,916
3.799% due 04/06/2071	12,500	14,518
3.950% due 08/15/2059	700	831
United Airlines Pass-Through Trust
3.100% due 01/07/2030	27,060	27,914
3.100% due 04/07/2030	3,338	3,311
3.450% due 06/01/2029	2,276	2,391
3.450% due 01/07/2030	839	852
3.500% due 09/01/2031	4,122	4,307
3.750% due 03/03/2028	5,104	5,342
4.000% due 10/11/2027	11,372	11,924
4.150% due 02/25/2033	8,932	9,793
4.300% due 02/15/2027	11,910	12,470
4.550% due 02/25/2033	14,037	15,141
5.875% due 04/15/2029	45,526	49,954
UnitedHealth Group, Inc.
3.050% due 05/15/2041	27,200	28,507
3.250% due 05/15/2051	21,700	23,524
3.700% due 08/15/2049	7,300	8,422
3.750% due 10/15/2047	6,400	7,365
3.875% due 08/15/2059	6,400	7,683
4.200% due 01/15/2047	285	348
4.625% due 11/15/2041	14,000	17,654

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.750% due 07/15/2045	10,099	13,251
5.950% due 02/15/2041	4,700	6,780
6.875% due 02/15/2038	150	230
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046	1,853	2,276
Vale Overseas Ltd.
3.750% due 07/08/2030	3,800	3,940
6.250% due 08/10/2026	28,600	33,147
6.875% due 11/21/2036	22,806	30,343
6.875% due 11/10/2039	18,583	24,980
Valero Energy Corp.
3.650% due 12/01/2051	15,000	14,939
4.000% due 04/01/2029	10,000	10,892
VeriSign, Inc. 2.700% due 06/15/2031	10,100	10,165
Verisk Analytics, Inc. 3.625% due 05/15/2050	11,900	12,977
ViacomCBS, Inc.
4.850% due 07/01/2042	3,334	3,985
4.900% due 08/15/2044	1,027	1,253
VMware, Inc.
1.800% due 08/15/2028	5,600	5,454
2.200% due 08/15/2031	7,700	7,571
3.900% due 08/21/2027	18,200	19,829
4.500% due 05/15/2025	2,900	3,160
4.650% due 05/15/2027	7,000	7,878
4.700% due 05/15/2030	25,900	30,176
Volkswagen Group of America Finance LLC 3.350% due 05/13/2025	1,900	2,000
Walt Disney Co.
2.750% due 09/01/2049	22,900	22,218
3.500% due 05/13/2040	10,100	11,083
3.600% due 01/13/2051	9,400	10,658
3.800% due 05/13/2060	58,500	67,978
4.750% due 09/15/2044	6,000	7,700
West Fraser Timber Co. Ltd. 4.350% due 10/15/2024	1,500	1,605
West Virginia United Health System Obligated Group 3.129% due 06/01/2050	4,400	4,343
Western & Southern Life Insurance Co.
3.750% due 04/28/2061	24,300	27,153
5.150% due 01/15/2049	16,000	21,880
Western Digital Corp. 4.750% due 02/15/2026	9,300	10,181
Westinghouse Air Brake Technologies Corp. 4.950% due 09/15/2028	4,690	5,336
Whirlpool Corp. 5.150% due 03/01/2043	14,775	18,411
Williams Cos., Inc. 8.750% due 03/15/2032	2,610	3,876
Woodside Finance Ltd. 4.500% due 03/04/2029	6,700	7,492
Wynn Las Vegas LLC
4.250% due 05/30/2023	10,547	10,637
5.500% due 03/01/2025	24,650	25,423
Yale University 2.402% due 04/15/2050	6,900	6,806
Yara International ASA
3.148% due 06/04/2030	6,300	6,507
4.750% due 06/01/2028	5,900	6,705
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035	1,681	1,879
4.450% due 08/15/2045	2,600	3,097
Zoetis, Inc.
3.950% due 09/12/2047	9,000	10,595
4.450% due 08/20/2048	7,500	9,616
4.700% due 02/01/2043	9,069	11,585

		12,188,924

UTILITIES 14.4%
AEP Texas, Inc.
3.450% due 05/15/2051	10,000	10,097
4.150% due 05/01/2049	14,400	16,423
AES Corp. 3.950% due 07/15/2030	7,000	7,471
Alabama Power Co.
3.450% due 10/01/2049	3,500	3,718
3.850% due 12/01/2042	2,950	3,294
4.300% due 07/15/2048	8,700	10,566
5.200% due 06/01/2041	200	256
Ameren Illinois Co.
2.900% due 06/15/2051	34,000	34,558
3.250% due 03/15/2050	2,600	2,778
3.700% due 12/01/2047	3,700	4,211

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

American Electric Power Co., Inc. 3.875% due 02/15/2062 •		10,600	10,767
American Transmission Systems, Inc. 5.000% due 09/01/2044		13,395	17,230
American Water Capital Corp.
3.750% due 09/01/2047		5,000	5,590
4.300% due 12/01/2042		8,700	10,373
6.593% due 10/15/2037		150	217
Appalachian Power Co.
4.400% due 05/15/2044		6,350	7,384
5.800% due 10/01/2035		2,176	2,794
6.375% due 04/01/2036		5,146	7,005
6.700% due 08/15/2037		3,600	4,993
7.000% due 04/01/2038		2,978	4,288
Arizona Public Service Co.
3.350% due 05/15/2050		13,650	13,934
3.500% due 12/01/2049		7,100	7,422
4.500% due 04/01/2042		3,500	4,084
AT&T, Inc.
3.100% due 02/01/2043		600	585
3.150% due 09/04/2036	EUR	2,800	3,797
3.300% due 02/01/2052		$28,600	28,089
3.500% due 09/15/2053		113,397	114,620
3.500% due 02/01/2061		38,650	38,128
3.550% due 09/15/2055		139,782	140,525
3.650% due 06/01/2051		14,550	15,102
3.650% due 09/15/2059		270,941	274,153
3.800% due 12/01/2057		201,180	209,918
3.850% due 06/01/2060		10,020	10,497
8.750% due 11/15/2031		265	390
Atmos Energy Corp. 4.300% due 10/01/2048		16,900	20,708
Berkshire Hathaway Energy Co.
4.450% due 01/15/2049		24,790	30,699
4.500% due 02/01/2045		580	704
BG Energy Capital PLC 5.125% due 10/15/2041		31,445	40,411
Black Hills Corp. 4.200% due 09/15/2046		4,284	4,868
Boston Gas Co. 4.487% due 02/15/2042		7,784	8,874
British Telecommunications PLC 9.625% due 12/15/2030		10,075	14,769
Brooklyn Union Gas Co. 4.487% due 03/04/2049		7,500	8,846
CenterPoint Energy Houston Electric LLC
2.900% due 07/01/2050		4,400	4,454
3.350% due 04/01/2051		15,400	16,968
Cleco Corporate Holdings LLC 4.973% due 05/01/2046		400	486
Cleco Power LLC 6.000% due 12/01/2040		18,175	24,887
Cleveland Electric Illuminating Co. 5.950% due 12/15/2036		7,000	9,370
CMS Energy Corp. 4.700% due 03/31/2043		3,837	4,629
Commonwealth Edison Co.
3.000% due 03/01/2050		3,200	3,255
3.125% due 03/15/2051		17,300	17,980
Connecticut Light & Power Co.
2.050% due 07/01/2031		5,625	5,548
4.000% due 04/01/2048		1,300	1,559
4.300% due 04/15/2044		13,009	15,678
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		6,480	6,061
3.200% due 12/01/2051		9,500	9,544
3.600% due 06/15/2061		15,830	16,755
3.950% due 04/01/2050		400	458
4.125% due 05/15/2049		18,110	20,787
4.200% due 03/15/2042		5,000	5,656
4.500% due 05/15/2058		33,831	41,537
4.625% due 12/01/2054		2,285	2,861
5.500% due 12/01/2039		4,900	6,311
5.700% due 06/15/2040		4,900	6,548
Consumers Energy Co.
4.050% due 05/15/2048		8,100	9,687
4.100% due 11/15/2045		2,150	2,503
4.350% due 04/15/2049		14,000	17,592
Dayton Power & Light Co. 3.950% due 06/15/2049		12,500	14,300
Deutsche Telekom AG 3.625% due 01/21/2050		5,700	6,095
Dominion Energy, Inc. 2.250% due 08/15/2031		19,100	18,672
DTE Electric Co.
2.950% due 03/01/2050		4,100	4,142

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.250% due 04/01/2051		8,400	9,055
3.950% due 06/15/2042		500	565
4.300% due 07/01/2044		9,150	11,084
Duke Energy Carolinas LLC
3.200% due 08/15/2049		17,700	18,369
3.450% due 04/15/2051		5,600	6,139
3.700% due 12/01/2047		15,355	17,117
3.750% due 06/01/2045		4,358	4,832
3.875% due 03/15/2046		2,034	2,299
3.950% due 03/15/2048		9,915	11,454
4.000% due 09/30/2042		3,500	4,026
4.250% due 12/15/2041		16,400	19,365
Duke Energy Corp.
3.300% due 06/15/2041		7,450	7,575
3.500% due 06/15/2051		4,450	4,606
3.750% due 09/01/2046		17,850	19,093
3.950% due 08/15/2047		4,670	5,174
4.200% due 06/15/2049		5,000	5,766
Duke Energy Florida LLC
4.200% due 07/15/2048		7,600	9,156
5.650% due 04/01/2040		6,000	8,110
Duke Energy Indiana LLC 4.900% due 07/15/2043		105	132
Duke Energy Progress LLC
2.500% due 08/15/2050		25,000	23,160
3.600% due 09/15/2047		44,900	49,611
4.100% due 03/15/2043		6,026	6,983
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030		3,700	3,625
E.ON International Finance BV 6.650% due 04/30/2038		3,020	4,282
Electricite de France S.A.
4.950% due 10/13/2045		14,855	18,683
5.000% due 09/21/2048		3,000	3,907
6.000% due 01/22/2114		19,398	27,118
Emera U.S. Finance LP 4.750% due 06/15/2046		11,300	13,344
Enable Midstream Partners LP
4.400% due 03/15/2027		800	864
5.000% due 05/15/2044		44,267	47,668
Enel Finance International NV
2.875% due 07/12/2041		19,600	18,829
4.750% due 05/25/2047		44,580	54,813
Entergy Arkansas LLC 3.350% due 06/15/2052		3,100	3,265
Entergy Corp. 3.750% due 06/15/2050		17,000	18,340
Entergy Mississippi LLC 3.500% due 06/01/2051		1,500	1,622
Entergy Texas, Inc. 4.500% due 03/30/2039		4,000	4,721
Evergy Kansas Central, Inc. 3.450% due 04/15/2050		8,300	8,920
Evergy Metro, Inc.
4.125% due 04/01/2049		15,431	18,369
4.200% due 06/15/2047		1,200	1,437
Eversource Energy 3.350% due 03/15/2026		2,838	2,983
Exelon Corp. 5.625% due 06/15/2035		7,000	8,927
Exelon Generation Co. LLC
5.600% due 06/15/2042		21,664	25,655
6.250% due 10/01/2039		13,115	16,409
FirstEnergy Corp.
2.250% due 09/01/2030		5,092	4,909
3.400% due 03/01/2050		14,400	14,148
5.350% due 07/15/2047		700	834
FirstEnergy Transmission LLC
2.866% due 09/15/2028		2,600	2,607
4.350% due 01/15/2025		10,846	11,539
4.550% due 04/01/2049		2,969	3,398
5.450% due 07/15/2044		10,100	12,775
Florida Power & Light Co.
2.875% due 12/04/2051		15,000	15,251
3.700% due 12/01/2047		18,800	21,611
4.050% due 10/01/2044		4,200	4,988
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		17,950	18,297
6.000% due 11/27/2023		22,325	23,947
Gazprom PJSC via Gaz Finance PLC
1.500% due 02/17/2027	EUR	24,900	27,748
2.950% due 01/27/2029		$42,900	41,108
3.250% due 02/25/2030		26,400	25,561
Georgia Power Co.
3.250% due 03/15/2051		22,700	22,823
4.750% due 09/01/2040		1,425	1,684

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Idaho Power Co. 4.850% due 08/15/2040	9,000	11,091
Indiana Michigan Power Co.
3.250% due 05/01/2051	14,800	15,251
4.250% due 08/15/2048	5,000	5,948
4.550% due 03/15/2046	500	614
Interstate Power & Light Co. 6.250% due 07/15/2039	5,000	7,014
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	14,524	15,974
Jersey Central Power & Light Co.
2.750% due 03/01/2032	11,500	11,667
6.150% due 06/01/2037	8,562	11,380
Kentucky Utilities Co.
3.300% due 06/01/2050	6,400	6,728
4.375% due 10/01/2045	7,100	8,394
5.125% due 11/01/2040	14,500	18,491
Louisville Gas & Electric Co. 4.250% due 04/01/2049	1,900	2,325
Metropolitan Edison Co.
3.500% due 03/15/2023	1,900	1,935
4.300% due 01/15/2029	3,000	3,342
MidAmerican Energy Co.
3.650% due 08/01/2048	6,000	6,761
3.950% due 08/01/2047	8,262	9,744
4.250% due 07/15/2049	1,800	2,227
4.400% due 10/15/2044	500	614
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029	12,200	13,159
Mississippi Power Co.
3.100% due 07/30/2051	20,250	20,022
4.250% due 03/15/2042	7,400	8,512
Monongahela Power Co. 5.400% due 12/15/2043	9,061	11,719
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	7,000	8,788
New York State Electric & Gas Corp. 3.300% due 09/15/2049	6,800	7,120
NextEra Energy Capital Holdings, Inc. 5.650% due 05/01/2079 •	5,100	5,784
NGPL PipeCo LLC 7.768% due 12/15/2037	1,100	1,545
Niagara Mohawk Power Corp. 4.119% due 11/28/2042	3,850	4,367
NiSource, Inc.
3.950% due 03/30/2048	6,830	7,691
4.375% due 05/15/2047	14,845	17,525
5.650% due 02/01/2045	8,640	11,694
5.800% due 02/01/2042	6,723	8,883
Novatek OAO via Novatek Finance DAC 4.422% due 12/13/2022	22,300	22,928
NSTAR Electric Co. 4.400% due 03/01/2044	1,500	1,847
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(a)	7,799	4,319
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^	362	357
Odebrecht Offshore Drilling Finance Ltd. (6.720% Cash and 1.000% PIK) 7.720% due 12/01/2026 ^(a)	7,086	1,417
Oglethorpe Power Corp.
3.750% due 08/01/2050	12,100	12,979
5.050% due 10/01/2048	30,000	38,012
5.250% due 09/01/2050	25,000	32,081
Ohio Edison Co.
6.875% due 07/15/2036	3,500	4,993
8.250% due 10/15/2038	1,000	1,606
Ohio Power Co. 2.900% due 10/01/2051	5,600	5,414
Oklahoma Gas and Electric Co. 5.850% due 06/01/2040	4,000	5,403
Oncor Electric Delivery Co. LLC
3.100% due 09/15/2049	7,500	7,848
4.100% due 11/15/2048	421	509
5.250% due 09/30/2040	15,100	20,085
5.300% due 06/01/2042	600	805
7.250% due 01/15/2033	1,900	2,753
7.500% due 09/01/2038	2,590	4,121
ONEOK, Inc.
4.000% due 07/13/2027	2,730	2,954
4.950% due 07/13/2047	4,900	5,683
5.200% due 07/15/2048	67,423	81,676
7.150% due 01/15/2051	7,000	10,125
Pacific Gas & Electric Co.
2.100% due 08/01/2027	3,700	3,575
2.500% due 02/01/2031	22,900	21,840
2.950% due 03/01/2026	300	305

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.150% due 01/01/2026		25,332	25,918
3.250% due 06/01/2031		9,500	9,541
3.300% due 03/15/2027		4,910	5,000
3.300% due 12/01/2027		8,000	8,138
3.300% due 08/01/2040		11,300	10,498
3.400% due 08/15/2024		1,000	1,035
3.450% due 07/01/2025		5,564	5,776
3.500% due 08/01/2050		66,788	62,036
3.750% due 02/15/2024		1,800	1,867
3.750% due 07/01/2028		4,564	4,750
3.750% due 08/15/2042		18,181	16,999
3.950% due 12/01/2047		11,500	11,104
4.000% due 12/01/2046		22,370	21,776
4.200% due 06/01/2041		2,000	2,016
4.250% due 03/15/2046		26,543	26,563
4.300% due 03/15/2045		9,100	9,222
4.500% due 07/01/2040		21,210	22,130
4.500% due 12/15/2041		22,000	21,994
4.550% due 07/01/2030		10,826	11,716
4.600% due 06/15/2043		10,454	10,800
4.650% due 08/01/2028		17,000	18,559
4.750% due 02/15/2044		6,225	6,470
4.950% due 07/01/2050		28,577	31,196
PacifiCorp
2.900% due 06/15/2052		22,703	22,338
3.300% due 03/15/2051		16,000	16,627
4.125% due 01/15/2049		6,400	7,398
PECO Energy Co.
2.800% due 06/15/2050		6,500	6,386
4.150% due 10/01/2044		8,900	10,617
4.800% due 10/15/2043		1,185	1,498
Pennsylvania Electric Co. 6.150% due 10/01/2038		2,409	3,267
Petrobras Global Finance BV 5.375% due 10/01/2029	GBP	13,100	18,597
Piedmont Natural Gas Co., Inc. 3.350% due 06/01/2050		$9,095	9,366
Plains All American Pipeline LP
3.650% due 06/01/2022		6,271	6,302
4.500% due 12/15/2026		550	604
5.150% due 06/01/2042		300	330
6.700% due 05/15/2036		2,533	3,105
PPL Electric Utilities Corp.
3.000% due 10/01/2049		18,200	18,674
5.200% due 07/15/2041		5,500	7,026
Progress Energy, Inc.
6.000% due 12/01/2039		700	961
7.750% due 03/01/2031		12,091	16,861
PT Perusahaan Listrik Negara
4.000% due 06/30/2050		14,100	13,709
4.875% due 07/17/2049		11,200	12,015
Public Service Co. of Colorado
3.200% due 03/01/2050		10,500	10,977
3.950% due 03/15/2043		1,500	1,698
4.100% due 06/15/2048		4,000	4,803
Public Service Co. of New Hampshire 3.600% due 07/01/2049		4,700	5,279
Public Service Co. of Oklahoma
3.150% due 08/15/2051		2,300	2,323
6.625% due 11/15/2037		1,135	1,601
Puget Energy, Inc. 4.100% due 06/15/2030		6,500	7,035
Puget Sound Energy, Inc.
4.223% due 06/15/2048		3,800	4,504
5.764% due 07/15/2040		8,200	11,144
Rio Oil Finance Trust 9.750% due 01/06/2027		14,695	16,892
San Diego Gas & Electric Co.
2.950% due 08/15/2051		16,900	17,052
3.320% due 04/15/2050		10,305	10,882
3.750% due 06/01/2047		1,550	1,725
3.950% due 11/15/2041		1,968	2,197
4.100% due 06/15/2049		14,172	16,803
4.150% due 05/15/2048		12,140	14,502
4.500% due 08/15/2040		2,600	3,166
Saudi Electricity Global Sukuk Co.
5.060% due 04/08/2043		54,700	67,214
5.500% due 04/08/2044		37,700	48,897
Sempra Energy
3.250% due 06/15/2027		3,300	3,483
3.400% due 02/01/2028		1,000	1,065
4.000% due 02/01/2048		8,424	9,395
6.000% due 10/15/2039		15,145	20,944
Southern California Edison Co.
2.950% due 02/01/2051		10,300	9,835
3.650% due 02/01/2050		5,800	6,153

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.650% due 06/01/2051	31,200	33,886
3.700% due 08/01/2025	5,000	5,343
3.900% due 12/01/2041	42,994	44,656
3.900% due 03/15/2043	6,655	7,119
4.000% due 04/01/2047	105,850	116,969
4.050% due 03/15/2042	3,834	4,171
4.125% due 03/01/2048	25,268	28,411
4.500% due 09/01/2040	445	503
4.650% due 10/01/2043	39,850	46,642
4.875% due 03/01/2049	8,096	9,908
5.750% due 04/01/2035	8,073	10,402
6.000% due 01/15/2034	5,900	7,662
6.050% due 03/15/2039	17,000	22,356
6.650% due 04/01/2029	6,995	8,592
Southern California Gas Co.
3.750% due 09/15/2042	4,900	5,428
3.950% due 02/15/2050	8,127	9,659
4.300% due 01/15/2049	1,942	2,420
5.125% due 11/15/2040	1,300	1,692
Southern Co. Gas Capital Corp.
4.400% due 05/30/2047	11,010	12,834
5.875% due 03/15/2041	7,500	10,228
Southwestern Electric Power Co.
2.750% due 10/01/2026	900	932
3.850% due 02/01/2048	20,000	21,615
6.200% due 03/15/2040	14,340	19,921
Southwestern Public Service Co.
3.150% due 05/01/2050	18,050	18,863
6.000% due 10/01/2036	2,000	2,647
Tampa Electric Co. 4.450% due 06/15/2049	18,500	23,405
Telefonica Europe BV 8.250% due 09/15/2030	8,650	12,229
Toledo Edison Co.
2.650% due 05/01/2028	20,000	20,318
6.150% due 05/15/2037	1,900	2,614
Verizon Communications, Inc.
2.987% due 10/30/2056	25,810	24,489
3.000% due 11/20/2060	500	474
3.400% due 03/22/2041	22,600	23,703
3.550% due 03/22/2051	11,000	11,873
3.700% due 03/22/2061	16,400	17,818
3.850% due 11/01/2042	14,860	16,638
4.812% due 03/15/2039	1,902	2,389
4.862% due 08/21/2046	11,526	14,871
Virginia Electric & Power Co.
3.800% due 09/15/2047	7,900	8,947
4.600% due 12/01/2048	855	1,094
6.000% due 05/15/2037	400	548
Vodafone Group PLC
4.375% due 02/19/2043	3,300	3,878
4.875% due 06/19/2049	30,855	39,009
5.125% due 06/19/2059	22,200	29,295
5.250% due 05/30/2048	21,100	27,549
6.150% due 02/27/2037	668	907
6.250% due 11/30/2032	2,650	3,524
7.000% due 04/04/2079 •	5,700	6,900
Washington Gas Light Co. 3.650% due 09/15/2049	1,400	1,575
Wisconsin Electric Power Co.
4.300% due 10/15/2048	15,000	18,489
5.700% due 12/01/2036	220	297
Wisconsin Public Service Corp.
2.850% due 12/01/2051	19,300	19,006
3.300% due 09/01/2049	3,100	3,317
Xcel Energy, Inc. 6.500% due 07/01/2036	6,900	9,692

		4,428,144

Total Corporate Bonds & Notes (Cost $21,660,857)		23,909,195

MUNICIPAL BONDS & NOTES 3.2%
CALIFORNIA 1.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010 7.046% due 12/01/2044	7,000	11,533
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009 6.263% due 04/01/2049	4,800	7,683
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	595	717
6.907% due 10/01/2050	28,895	51,039
7.043% due 04/01/2050	15,775	27,635
Burbank, California Water Revenue Bonds, (BABs), Series 2010 5.797% due 06/01/2040	2,220	3,230

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049	4,500	6,812
California State General Obligation Bonds, (BABs), (AGM/CR Insured), Series 2010 6.875% due 11/01/2026	2,550	3,214
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	15,345	24,099
7.500% due 04/01/2034	4,840	7,413
7.550% due 04/01/2039	12,135	20,275
California State General Obligation Bonds, (BABs), Series 2010 7.625% due 03/01/2040	7,575	12,560
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	9,010	13,063
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041	2,000	2,915
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	1,100	1,128
3.714% due 06/01/2041	13,800	13,850
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	2,000	2,003
Irvine Ranch Water District, California Special Assessment Bonds, (BABs), Series 2010 6.622% due 05/01/2040	10,000	15,074
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010 6.750% due 08/01/2049	17,985	30,960
Los Angeles Community College District, California General Obligation Bonds, Series 2020 2.106% due 08/01/2032	6,500	6,375
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,400	21,217
7.618% due 08/01/2040	5,200	8,593
Los Angeles Department of Water & Power System, California Revenue Bonds, (BABs), Series 2010 6.603% due 07/01/2050	400	680
Los Angeles Department of Water & Power System, California Revenue Bonds, Series 2010 5.516% due 07/01/2027	1,800	2,146
Los Angeles, California Wastewater System Revenue Bonds, (BABs), Series 2010 5.713% due 06/01/2039	100	140
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	2,000	3,064
Newport Beach, California Certificates of Participation Bonds, (BABs), Series 2010 7.168% due 07/01/2040	900	1,365
Northern California Power Agency Revenue Bonds, (BABs), Series 2010 7.311% due 06/01/2040	500	745
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010 6.400% due 02/01/2044	10,000	15,052
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010 7.148% due 03/01/2043	10,400	16,802
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2009 6.583% due 05/15/2049	4,305	6,639
Regents of the University of California Medical Center Pooled Revenue Bonds, (BABs), Series 2010 6.548% due 05/15/2048	25,100	38,889
Riverside County, California Revenue Bonds, Series 2020 3.818% due 02/15/2038	2,500	2,805
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	400	651
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010 6.138% due 05/01/2049	1,800	2,711
University of California Revenue Bonds, Series 2012
4.053% due 05/15/2041	5,000	5,989
4.858% due 05/15/2112	14,500	21,388
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	795	1,140

		411,594

FLORIDA 0.1%
State Board of Administration Finance Corp., Florida Revenue Notes, Series 2020
1.705% due 07/01/2027	3,100	3,094
2.154% due 07/01/2030	11,700	11,681

		14,775

GEORGIA 0.2%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	2,326	3,546
6.655% due 04/01/2057	42,821	66,335

		69,881

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010 6.200% due 12/01/2040	900	1,232
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008 6.899% due 12/01/2040	16,400	23,118
Chicago, Illinois General Obligation Bonds, Series 2015 7.750% due 01/01/2042	5,855	6,941
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029	1,690	1,941

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	2,800	3,619
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	5,000	6,754

		43,605

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039	1,750	2,637

MASSACHUSETTS 0.0%
Massachusetts Port Authority Revenue Bonds, Series 2011 6.202% due 07/01/2031	3,500	4,050

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2020
2.437% due 04/01/2040	15,000	15,025
2.562% due 04/01/2050	7,000	7,049

		22,074

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (FGIC Insured), Series 2005 0.000% due 06/01/2036 (b)	6,375	4,166

NEW JERSEY 0.1%
New Jersey Turnpike Authority Revenue Bonds, (BABs), Series 2010 7.102% due 01/01/2041	15,005	23,568

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	6,100	7,557

NEW YORK 0.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010 6.814% due 11/15/2040	18,085	25,813
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	9,137
5.508% due 08/01/2037	800	1,053
5.572% due 11/01/2038	9,000	11,699
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	500	563
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009 5.427% due 03/15/2039	1,200	1,522
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	500	601
5.389% due 03/15/2040	200	269
New York State Dormitory Authority Revenue Bonds, Series 2010 5.051% due 09/15/2027	2,735	3,199
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009 5.770% due 03/15/2039	9,410	11,601
Port Authority of New York & New Jersey Revenue Bonds, Series 2010 5.647% due 11/01/2040	500	701
Port Authority of New York & New Jersey Revenue Bonds, Series 2011 4.926% due 10/01/2051	200	278
Port Authority of New York & New Jersey Revenue Bonds, Series 2012 4.458% due 10/01/2062	84,130	111,739
Port Authority of New York & New Jersey Revenue Bonds, Series 2014 5.310% due 08/01/2046	2,800	3,065

		181,240

OHIO 0.3%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	1,000	1,494
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2010 8.084% due 02/15/2050	40,725	77,252
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	1,160	1,439
7.734% due 02/15/2033	7,325	10,864
Ohio State University Revenue Bonds, Series 2011 4.800% due 06/01/2111	67	101

		91,150

OREGON 0.0%
Oregon Department of Transportation State Revenue Bonds, (BABs), Series 2010 5.834% due 11/15/2034	9,200	12,550

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	16,314

TEXAS 0.2%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	14,000	19,812
Dallas, Texas General Obligation Bonds, Series 2005
0.000% due 02/15/2033 (b)	19,795	14,926
0.000% due 02/15/2035 (b)	8,205	5,717
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.178% due 04/01/2030	16,000	19,219
University of Texas System Revenue Bonds, Series 2020 2.439% due 08/15/2049	8,700	8,617

		68,291

VIRGINIA 0.0%
University of Virginia Revenue Bonds, (BABs), Series 2009 6.200% due 09/01/2039	1,245	1,913

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, (FGIC Insured), Series 2003
0.000% due 04/01/2036 (b)	1,900	1,252
0.000% due 04/01/2037 (b)	2,150	1,360
0.000% due 04/01/2038 (b)	2,800	1,696
0.000% due 04/01/2039 (b)	2,500	1,449

		5,757

Total Municipal Bonds & Notes (Cost $733,735)		981,122

U.S. GOVERNMENT AGENCIES 1.4%
Freddie Mac
3.769% due 08/15/2032 ~	4	4
4.320% due 10/25/2052 ~	18,948	21,419
Ginnie Mae
4.500% due 09/15/2033	7	7
8.500% due 09/15/2030	4	4
Ginnie Mae, TBA 2.500% due 01/01/2052 - 02/01/2052	33,400	34,132
Uniform Mortgage-Backed Security
3.500% due 12/01/2042 - 04/01/2049	8,942	9,612
4.000% due 10/01/2040 - 08/01/2049	943	1,014
6.000% due 01/01/2023 - 08/01/2036	2	2
7.000% due 11/01/2026	3	4
Uniform Mortgage-Backed Security, TBA
3.000% due 02/01/2052	18,600	19,242
3.500% due 03/01/2052	316,164	331,920
4.000% due 02/01/2052	7,750	8,239

Total U.S. Government Agencies (Cost $423,501)		425,599

U.S. TREASURY OBLIGATIONS 20.6%
U.S. Treasury Bonds
1.125% due 05/15/2040	262,500	230,159
1.375% due 11/15/2040 (h)	401,150	365,705
1.625% due 11/15/2050	101,938	95,006
1.750% due 08/15/2041	240,300	233,053
1.875% due 02/15/2041 (h)(j)	2,235,286	2,213,195
2.250% due 05/15/2041	86,300	90,696
2.250% due 08/15/2049	150,172	160,784
2.500% due 02/15/2045 (h)(j)(l)	188,518	207,392
2.500% due 02/15/2046 (j)	213,985	236,462
2.500% due 05/15/2046 (h)(j)(l)	342,000	378,110
2.750% due 08/15/2047 (j)	216,500	252,020
2.750% due 11/15/2047 (j)	100,512	117,057
2.875% due 08/15/2045 (l)	83,507	98,078
2.875% due 05/15/2049 (h)	622,237	749,796
3.000% due 08/15/2048 (h)(l)	312,064	381,974
3.125% due 02/15/2043 (j)(l)	196,900	237,395
3.125% due 05/15/2048 (h)(j)(l)	242,485	303,144
U.S. Treasury Inflation Protected Securities (c)
3.875% due 04/15/2029 (j)	1,010	1,407
U.S. Treasury STRIPS (b)
0.000% due 11/15/2050	3,500	2,005

Total U.S. Treasury Obligations (Cost $5,692,360)		6,353,438

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	20,220	24,777

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust 0.762% due 02/25/2035 •		11	11
HomeBanc Mortgage Trust 0.762% due 07/25/2035 •		4,276	4,302
Merrill Lynch Mortgage Investors Trust
0.932% due 01/25/2029 •		35	35
0.973% due 03/25/2028 •		9	9
Natixis Commercial Mortgage Securities Trust 3.821% due 02/15/2039		9,900	10,753
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~		14,541	14,808
Structured Adjustable Rate Mortgage Loan Trust 2.390% due 09/25/2034 ~		247	252
Towd Point Mortgage Funding PLC 1.236% due 10/20/2051 •	GBP	7,228	9,860

Total Non-Agency Mortgage-Backed Securities (Cost $61,887)			64,807

ASSET-BACKED SECURITIES 0.5%
AASET U.S. Ltd. 3.844% due 01/16/2038		$7,524	6,635
AIM Aviation Finance Ltd. 4.213% due 02/15/2040 þ		10,934	9,534
Finance America Mortgage Loan Trust 0.972% due 11/25/2034 •		6,405	6,413
JP Morgan Mortgage Acquisition Corp. 0.822% due 12/25/2035 •		4,169	4,175
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		5,912	5,218
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		16,522	16,229
MAPS Ltd. 4.212% due 05/15/2043		6,942	6,810
METAL LLC 4.581% due 10/15/2042		13,029	11,771
Morgan Stanley ABS Capital, Inc. Trust 0.957% due 03/25/2034 •		5,870	5,833
RBSSP Resecuritization Trust 0.252% due 11/26/2036 •		618	614
RR Ltd. 1.474% due 01/15/2033 •		15,500	15,500
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		10,201	9,194
SBA Tower Trust 3.869% due 10/15/2049 þ		11,400	11,814
Sprite Ltd. 4.250% due 12/15/2037		8,591	8,506
START Ireland 4.089% due 03/15/2044		4,713	4,693
Structured Asset Securities Corp. Mortgage Loan Trust 1.102% due 08/25/2037 •		162	163
Towd Point Mortgage Trust 1.102% due 05/25/2058 •		2,311	2,322
Venture CLO Ltd. 1.262% due 04/20/2032 •		8,000	7,989
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		25,000	25,180

Total Asset-Backed Securities (Cost $163,161)			158,593

SOVEREIGN ISSUES 2.7%
Australia Government International Bond 1.000% due 11/21/2031	AUD	64,750	44,256
Brazil Government International Bond 5.000% due 01/27/2045		$46,630	43,855
Colombia Government International Bond 6.125% due 01/18/2041		200	206
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		37,100	33,863
3.125% due 04/16/2030		13,700	14,866
3.875% due 04/16/2050		12,600	14,709
Indonesia Government International Bond 4.200% due 10/15/2050		15,200	17,371
Israel Government International Bond
3.800% due 05/13/2060		2,100	2,435
3.875% due 07/03/2050		18,000	21,055
4.125% due 01/17/2048		13,300	16,339
4.500% due 04/03/2120		4,600	5,885
Mexico Government International Bond
3.771% due 05/24/2061		59,442	54,918
4.280% due 08/14/2041		1,500	1,558
5.750% due 10/12/2110		1,550	1,784
Peru Government International Bond
5.350% due 08/12/2040	PEN	29,300	6,291
5.400% due 08/12/2034		28,600	6,559
5.940% due 02/12/2029		183,200	47,111

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.150% due 08/12/2032		116,800	29,457
6.350% due 08/12/2028		222,300	58,698
6.900% due 08/12/2037		21,533	5,500
6.950% due 08/12/2031		115,700	31,184
8.200% due 08/12/2026		224,000	64,155
Qatar Government International Bond
3.875% due 04/23/2023		$700	728
4.000% due 03/14/2029		14,500	16,369
4.400% due 04/16/2050		6,800	8,462
4.817% due 03/14/2049		4,000	5,256
5.103% due 04/23/2048		28,900	39,179
Romania Government International Bond
1.750% due 07/13/2030	EUR	9,100	9,697
2.875% due 04/13/2042		9,100	9,302
Russia Government International Bond
7.650% due 04/10/2030	RUB	1,638,100	21,070
8.500% due 09/17/2031		2,579,500	34,936
Saudi Government International Bond
3.250% due 10/26/2026		$8,900	9,495
3.450% due 02/02/2061		13,100	13,255
4.000% due 04/17/2025		500	540
4.500% due 10/26/2046		47,700	56,039
4.625% due 10/04/2047		14,800	17,760
5.000% due 04/17/2049		15,000	19,067
South Africa Government International Bond
4.850% due 09/30/2029		7,300	7,558
5.750% due 09/30/2049		38,900	37,509
Uruguay Government International Bond 4.975% due 04/20/2055		5,100	6,707

Total Sovereign Issues (Cost $883,845)			834,984

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		20,200	30,109

Total Convertible Preferred Securities (Cost $24,500)			30,109

PREFERRED SECURITIES 4.8%
BANKING & FINANCE 3.7%
AgriBank FCB 6.875% (US0003M + 4.225%) due 01/01/2024 ~(d)		130,000	13,845
American Express Co. 3.550% due 09/15/2026 •(d)		13,600,000	13,646
Bank of America Corp.
5.125% due 06/20/2024 •(d)		19,798,000	20,726
5.875% due 03/15/2028 •(d)		131,854,000	146,852
Bank of New York Mellon Corp. 4.700% due 09/20/2025 •(d)		10,300,000	11,013
Capital One Financial Corp. 3.950% due 09/01/2026 •(d)		16,000,000	16,120
Charles Schwab Corp.
4.000% due 06/01/2026 •(d)		25,500,000	26,042
4.000% due 12/01/2030 •(d)		58,800,000	59,461
4.625% due 03/01/2022 •(d)(h)		3,000,000	3,005
5.000% due 12/01/2027 •(d)		16,550,000	17,189
5.375% due 06/01/2025 •(d)		17,369,000	18,976
Citigroup, Inc.
3.875% due 02/18/2026 •(d)		50,500,000	50,626
4.000% due 12/10/2025 •(d)		7,000,000	7,070
4.700% due 01/30/2025 •(d)		300,000	304
5.950% due 05/15/2025 •(d)		7,100,000	7,615
CoBank ACB 4.250% due 01/01/2027 •(d)		12,600,000	12,915
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(d)		8,500,000	8,590
Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(d)		21,900,000	21,736
HSBC Bank Capital Funding Sterling LP 5.844% due 11/05/2031 •(d)		8,956,000	16,801
HSBC Capital Funding LP 10.176% due 06/30/2030 •(d)		2,200,000	3,608
JPMorgan Chase & Co.
3.534% (US0003M + 3.320%) due 04/01/2022 ~(d)		19,175,000	19,247
3.599% (US0003M + 3.470%) due 04/30/2022 ~(d)		29,187,000	29,333
3.650% due 06/01/2026 •(d)		49,900,000	49,900
4.000% due 04/01/2025 •(d)		20,700,000	20,816
4.600% due 02/01/2025 •(d)		37,600,000	38,634

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.625% due 06/01/2026 (d)	831,000	21,697
5.000% due 08/01/2024 •(d)	35,100,000	36,087
6.000% due 08/01/2023 •(d)	8,410,000	8,779
6.100% due 10/01/2024 •(d)	88,700,000	93,634
6.125% due 04/30/2024 •(d)	29,650,000	31,651
6.750% due 02/01/2024 •(d)	26,742,000	29,002
MetLife Capital Trust 7.875% due 12/15/2067	23,640,000	32,328
Nationwide Building Society 10.250% ~	9,750	2,526
PNC Financial Services Group, Inc. 3.400% due 09/15/2026 •(d)	10,000,000	9,867
Reinsurance Group of America, Inc. 6.200% (US0003M + 4.370%) due 09/15/2042 ~	258,700	6,702
State Street Corp.
5.625% due 12/15/2023 •(d)(h)	4,500,000	4,638
5.900% (US0003M + 3.108%) due 03/15/2024 ~(d)	52,750	1,441
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(d)	14,601,825	22,941
SVB Financial Group 4.100% due 02/15/2031 •(d)	12,900,000	12,823
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	17,734,000	19,862
U.S. Bancorp 5.300% due 04/15/2027 •(d)	20,300,000	21,982
Wells Fargo & Co.
3.900% due 03/15/2026 •(d)	54,074,000	55,595
5.900% due 06/15/2024 •(d)	80,479,000	84,967

		1,130,592

INDUSTRIALS 0.1%
General Electric Co. 3.533% (US0003M + 3.330%) due 03/15/2022 ~(d)	44,282,000	44,061

UTILITIES 1.0%
AT&T Mobility LLC 7.000% due 10/20/2022 «(d)(f)	9,048,456	235,876
CenterPoint Energy, Inc. 6.125% due 09/01/2023 •(d)	13,900,000	14,465
Dominion Energy, Inc. 4.350% due 01/15/2027 •(d)	15,000,000	15,525
Sempra Energy 4.875% due 10/15/2025 •(d)	28,200,000	30,266

		296,132

Total Preferred Securities (Cost $1,410,472)		1,470,785

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (g) 0.0%		14,322

Total Short-Term Instruments (Cost $14,322)		14,322

Total Investments in Securities (Cost $31,341,226)		34,515,837

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	2,210,531	21,482

Total Short-Term Instruments (Cost $21,709)		21,482

Total Investments in Affiliates (Cost $21,709)		21,482

Total Investments 112.0% (Cost $31,362,935)		$34,537,319
Financial Derivative Instruments (i)(k) (0.1)%(Cost or Premiums, net $302,697)		(27,046)
Other Assets and Liabilities, net (11.9)%		(3,677,799)

Net Assets 100.0%		$30,832,474

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC	7.000%	10/20/2022	09/24/2020	$244,742	$235,876	0.77%
Citigroup, Inc.	2.561	05/01/2032	04/27/2021	12,500	12,578	0.04
Citigroup, Inc.	2.572	06/03/2031	05/26/2020	4,000	4,039	0.01
Deutsche Bank AG	3.035	05/28/2032	05/25/2021-06/16/2021	23,758	23,912	0.08
Morgan Stanley	7.500	04/02/2032	02/11/2021-08/23/2021	53,143	50,668	0.16
Oracle Corp.	3.650	03/25/2041	03/22/2021	18,379	18,732	0.06
Oracle Corp.	3.950	03/25/2051	03/22/2021	7,487	7,799	0.03
Oracle Corp.	4.100	03/25/2061	03/22/2021-10/28/2021	53,194	52,714	0.17
Pinnacol Assurance	8.625	06/25/2034	06/23/2014	24,000	31,725	0.10

$441,203	$438,043	1.42%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$14,322	U.S. Treasury Notes 1.250% due 03/31/2028	$(14,608)	$14,322	$14,322

Total Repurchase Agreements	$(14,608)	$14,322	$14,322

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	(0.050)%	09/24/2021	TBD(2)	$(9,838)	$(9,836)
BSN	0.080	11/23/2021	01/20/2022	(147,750)	(147,763)
CIB	0.100	12/09/2021	01/12/2022	(14,757)	(14,758)
DEU	0.080	11/10/2021	01/04/2022	(133,340)	(133,356)
FBF	(0.750)	11/30/2021	TBD(2)	(3,938)	(3,941)
JML	(0.100)	10/28/2021	01/06/2022	(155)	(155)
(0.070)	11/01/2021	01/13/2022	(5,158)	(5,158)
(0.070)	11/08/2021	01/10/2022	(3,704)	(3,704)
(0.070)	12/09/2021	01/06/2022	(1,247)	(1,247)
JPS	(0.070)	11/08/2021	01/10/2022	(4,426)	(4,425)
NOM	(1.500)	12/16/2021	TBD(2)	(2,591)	(2,589)
NXN	0.100	12/06/2021	01/05/2022	(1,170,528)	(1,170,619)
0.100	12/07/2021	01/05/2022	(53,940)	(53,944)
0.100	12/08/2021	01/05/2022	(839,736)	(839,796)
RDR	(0.850)	11/18/2021	TBD(2)	(22,978)	(22,953)
SAL	(0.050)	11/03/2021	TBD(2)	(3,407)	(3,407)
STR	0.060	01/03/2022	01/04/2022	(1,266,037)	(1,266,038)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.070	12/31/2021	01/03/2022	(1,261,260)	(1,261,267)

Total Reverse Repurchase Agreements	$(4,944,956)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	2.000%	02/01/2052	$15,100	$(15,053)	$(15,021)
Uniform Mortgage-Backed Security, TBA	2.500	02/01/2052	60,030	(61,118)	(61,097)

Total Short Sales (0.2)%	$(76,171)	$(76,118)

(h)	Securities with an aggregate market value of $3,709,130 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(4,231,662) at a weighted average interest rate of 0.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

90-Day Eurodollar December Futures	12/2023	4,000	$984,100	$(2,156)	$150	$0
Euro-Bund 10-Year Bond March Futures	03/2022	416	81,164	(1,289)	0	(66)

Total Futures Contracts	$(3,445)	$150	$(66)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.679%	$11,600	$2,127	$(152)	$1,975	$8	$0

Bank of America Corp.	1.000	Quarterly	12/20/2022	0.277	49,000	361	5	366	4	0

Barclays Bank PLC	1.000	Quarterly	12/20/2022	0.248	EUR	22,400	149	50	199	2	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2022	0.082	3,900	47	(10)	37	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2023	0.101	7,600	123	(19)	104	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	12/20/2023	0.110	2,000	40	(4)	36	0	0
Berkshire Hathaway, Inc.	1.000	Quarterly	06/20/2024	0.123	17,050	408	(31)	377	1	0

Boeing Co.	1.000	Quarterly	06/20/2022	0.388	$4,600	13	2	15	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	32,700	171	38	209	0	(5)
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	2,200	(16)	19	3	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	1,000	(6)	5	(1)	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.884	EUR	5,600	86	(54)	32	3	0
Canadian Natural Resources Ltd.	1.000	Quarterly	06/20/2022	0.145	$7,800	48	(13)	35	1	0
Exelon Generation Co. LLC	1.000	Quarterly	06/20/2022	0.184	4,200	28	(10)	18	0	0
Ford Motor Co.	5.000	Quarterly	06/20/2023	0.898	6,410	442	(43)	399	1	0
Ford Motor Co.	5.000	Quarterly	12/20/2023	0.949	5,300	453	(23)	430	3	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2023	0.299		13,200	192	(4)	188	2	0
General Electric Co.	1.000	Quarterly	06/20/2024	0.360		10,700	169	4	173	0	(4)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400		59,200	935	138	1,073	9	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614		5,200	62	28	90	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.675		5,100	68	14	82	1	0
International Lease Finance Corp.	5.000	Quarterly	12/20/2023	0.191		6,800	744	(83)	661	2	0
Lennar Corp.	5.000	Quarterly	12/20/2025	0.684		4,900	890	(57)	833	6	0
MetLife, Inc.	1.000	Quarterly	06/20/2022	0.119		9,550	70	(26)	44	0	0
MetLife, Inc.	1.000	Quarterly	12/20/2022	0.140		15,500	176	(39)	137	1	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.352		15,900	469	(10)	459	0	(1)
Prudential Financial, Inc.	1.000	Quarterly	12/20/2024	0.310		17,700	390	(21)	369	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.367	EUR	31,750	(1,210)	769	(441)	29	0
Sherwin-Williams Co.	1.000	Quarterly	12/20/2022	0.168		$14,800	165	(39)	126	1	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	1.112		10,800	1,877	(47)	1,830	2	0
Telefonica Emisiones S.A.	1.000	Quarterly	06/20/2026	0.617	EUR	1,000	23	(3)	20	0	0
Telefonica Emisiones S.A.U.	1.000	Quarterly	06/20/2028	0.947		4,100	41	(24)	17	0	(3)
Tesco PLC	1.000	Quarterly	06/20/2028	0.889		20,500	219	(44)	175	0	(4)
Valeo SA	1.000	Quarterly	06/20/2028	1.681		1,100	(41)	(11)	(52)	0	(1)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.582		$10,000	240	(34)	206	1	0
Vodafone Group PLC	1.000	Quarterly	06/20/2024	0.329	EUR	9,600	227	(39)	188	0	(3)
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.867		6,900	91	(21)	70	0	(4)
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.780		10,900	78	42	120	0	(1)

							$10,349	$253	$10,602	$79	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-27 5-Year Index		1.000%	Quarterly	06/20/2022		$7,896	$18	$(14)	$4	$2	$0
CDX.EM-28 5-Year Index		1.000	Quarterly	12/20/2022		10,998	24	(29)	(5)	1	0
CDX.EM-29 5-Year Index		1.000	Quarterly	06/20/2023		49,914	93	(162)	(69)	8	0
CDX.EM-30 5-Year Index		1.000	Quarterly	12/20/2023		185,650	(99)	(790)	(889)	29	0
CDX.EM-31 5-Year Index		1.000	Quarterly	06/20/2024		38,164	(7)	(163)	(170)	0	0
CDX.EM-32 5-Year Index		1.000	Quarterly	12/20/2024		5,766	(16)	(21)	(37)	1	0
CDX.EM-34 5-Year Index		1.000	Quarterly	12/20/2025		40,100	(1,490)	(250)	(1,740)	7	0
CDX.EM-35 5-Year Index		1.000	Quarterly	06/20/2026		300	(8)	(2)	(10)	0	0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		52,900	(1,888)	(227)	(2,115)	9	0
CDX.IG-36 5-Year Index		1.000	Quarterly	06/20/2026		$527,800	$12,576	$519	$13,095	$216	$0
CDX.IG-35 5-Year Index		1.000	Quarterly	12/20/2025		118,280	2,797	75	2,872	42	0
CDX.IG-35 10-Year Index		1.000	Quarterly	12/20/2030		8,700	95	38	133	5	0
CDX.IG-36 10-Year Index		1.000	Quarterly	06/20/2031		25,200	203	118	321	17	0
CDX.IG-37 5-Year Index		1.000	Quarterly	12/20/2026		12,037,200	284,464	14,265	298,729	5,219	0
CDX.IG-37 10-Year Index		1.000	Quarterly	12/20/2031		303,400	2,414	670	3,084	214	0
iTraxx Asia Ex-Japan 36 5-Year Index		1.000	Quarterly	12/20/2026		124,700	713	582	1,295	29	0
iTraxx Europe Main 34 5-Year Index		1.000	Quarterly	12/20/2025	EUR	449,300	14,029	(592)	13,437	250	0
iTraxx Europe Main 35 5-Year Index		1.000	Quarterly	06/20/2026		73,700	2,253	(55)	2,198	47	0
iTraxx Europe Main 36 5-Year Index		1.000	Quarterly	12/20/2026		1,280,500	33,665	4,883	38,548	923	0

							$349,836	$18,845	$368,681	$7,019	$0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day GBP-SONIO Compounded-OIS	0.500%	Annual	03/16/2027	GBP	224,400	$(1,431)	$(7,054)	$(8,485)	$733	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.500	Annual	09/16/2030		51,800	333	2,240	2,573	0	(330)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2032		225,300	760	5,408	6,168	0	(1,618)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		36,600	(61)	1,138	1,077	0	(936)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/20/2022	JPY	290,200	0	0	0	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2023		3,100,000	(39)	20	(19)	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	09/15/2024		23,360,600	(157)	(29)	(186)	33	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028		290,200	(55)	16	(39)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		$902,800	4,165	248	4,413	0	(513)
Pay(5)	3-Month CAD-Bank Bill	2.000	Semi-Annual	11/14/2023	CAD	259,600	(53)	274	221	74	0
Pay(5)	3-Month CAD-Bank Bill	2.050	Semi-Annual	11/16/2023		61,400	(1)	76	75	17	0
Pay	3-Month CAD-Bank Bill	1.220	Semi-Annual	03/03/2025		3,200	10	(46)	(36)	2	0
Pay	3-Month CAD-Bank Bill	1.276	Semi-Annual	03/03/2025		56,900	270	(820)	(550)	39	0
Pay	3-Month CAD-Bank Bill	1.290	Semi-Annual	03/03/2025		54,800	281	(790)	(509)	38	0
Pay	3-Month CAD-Bank Bill	1.235	Semi-Annual	03/04/2025		135,500	489	(1,962)	(1,473)	92	0
Pay	3-Month CAD-Bank Bill	1.685	Semi-Annual	11/01/2026		100,000	(117)	(174)	(291)	122	0
Pay	3-Month CAD-Bank Bill	1.900	Semi-Annual	12/18/2029		75,400	1,884	(1,787)	97	92	0
Pay	3-Month CAD-Bank Bill	1.963	Semi-Annual	04/22/2031		13,400	363	(310)	53	20	0
Pay	3-Month CAD-Bank Bill	1.250	Semi-Annual	06/16/2031		241,100	(6,171)	(5,411)	(11,582)	312	0
Receive	6-Month CLP-CHILIBOR	1.840	Semi-Annual	03/13/2025	CLP	2,736,700	186	146	332	0	(9)
Receive	6-Month CLP-CHILIBOR	1.960	Semi-Annual	05/05/2026		13,000,000	1,267	761	2,028	0	(34)
Pay	6-Month CLP-CHILIBOR	2.874	Semi-Annual	12/04/2026		10,514,600	(626)	(719)	(1,345)	12	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	EUR	16,500	(158)	1,350	1,192	18	0
Receive(5)	6-Month EUR-EURIBOR	0.500	Annual	03/16/2052		14,800	(615)	555	(60)	13	0
Pay	6-Month JPY-LIBOR	0.000	Semi-Annual	03/20/2022	JPY	290,200	0	(1)	(1)	0	0
Pay	28-Day MXN-TIIE	5.125	Lunar	03/24/2023	MXN	3,592,700	(1,552)	(2,548)	(4,100)	0	0
Pay	28-Day MXN-TIIE	5.345	Lunar	06/13/2023		1,101,300	(406)	(979)	(1,385)	0	0
Pay	28-Day MXN-TIIE	5.400	Lunar	03/05/2026		5,055,900	(10,360)	(7,699)	(18,059)	0	(22)
Pay	28-Day MXN-TIIE	5.925	Lunar	05/05/2026		1,990,910	(2,124)	(3,324)	(5,448)	0	(6)
Pay	28-Day MXN-TIIE	6.113	Lunar	05/11/2026		1,154,670	(788)	(1,983)	(2,771)	0	(2)
Pay	28-Day MXN-TIIE	6.640	Lunar	05/28/2031		65,000	(73)	(118)	(191)	0	(2)
Pay	28-Day MXN-TIIE	6.655	Lunar	05/29/2031		11,000	(12)	(20)	(32)	0	0
Pay	UKRPI	3.585	Maturity	10/15/2046	GBP	5,350	786	(750)	36	125	0

							$(14,005)	$(24,292)	$(38,297)	$1,746	$(3,472)

Total Swap Agreements							$346,180	$(5,194)	$340,986	$8,844	$(3,500)

(j)

Securities with an aggregate market value of $640,717 and cash of $11,646 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(k)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	01/2022	RUB	715		$10	$0	$0
	02/2022	CAD	16,469		13,151	132	0
	02/2022	MXN	153,643		7,421	21	(34)
	02/2022		$4,442	CAD	5,667	38	0
	02/2022		1,138	MXN	23,695	11	0
	03/2022	MXN	112,617		$5,423	0	(6)
	06/2022	PEN	156,418		37,465	0	(1,278)
	07/2022		80,899		20,136	137	0
	07/2022		$8,461	PEN	34,198	0	(11)
	10/2022	PEN	150,523		$35,728	0	(1,222)
	11/2022		178,081		43,226	0	(325)
BPS	01/2022	EUR	17,017		19,234	0	(140)
	01/2022	RUB	17,258		234	5	0
	01/2022		$10,279	EUR	9,080	58	0
	01/2022		1,209	GBP	912	26	0
CBK	01/2022	PEN	192,354		$46,654	0	(1,510)
	01/2022	RUB	962,658		12,943	137	0
	01/2022		$49,192	PEN	200,708	1,063	0
	02/2022	PEN	130,308		$31,729	0	(857)
	02/2022		$1,158	MXN	23,913	1	0
	03/2022	RUB	1,117,334		$14,829	105	0
	04/2022	PEN	32,486		7,764	0	(328)
	04/2022		$4,069	MXN	88,311	162	0
	05/2022	PEN	65,632		$16,049	0	(272)
	12/2022		200,708		47,856	0	(1,159)
DUB	02/2022	RUB	1,038,266		13,887	117	0
GLM	01/2022	GBP	8,798		11,707	0	(202)
	01/2022	PEN	8,354		2,107	15	0
	01/2022	RUB	330,056		4,526	136	0
	01/2022		$2,963	GBP	2,198	12	0
	02/2022	GBP	296	CAD	500	0	(5)
	02/2022	RUB	115,783		$1,563	27	0
	02/2022		$1,282	MXN	27,600	56	0
	03/2022	RUB	36,030		$477	2	0
HUS	01/2022		$2,634	EUR	2,323	10	0
	01/2022		4,762	GBP	3,564	62	0
	02/2022	GBP	590	CAD	1,001	0	(7)
	02/2022	RUB	173,049		$2,388	93	0
	03/2022		87,838		1,166	9	0
JPM	01/2022	AUD	821		591	0	(6)
	02/2022	CAD	2,269		1,755	0	(39)
	02/2022		$1,772	CAD	2,269	21	0
	02/2022		99	MXN	2,140	4	0
MYI	01/2022	AUD	48,122		$34,739	0	(272)
RBC	02/2022		$2,648	MXN	54,766	6	0
SCX	01/2022	AUD	2,588		$1,845	0	(38)
	01/2022	EUR	107,906		121,638	0	(1,212)
	01/2022	GBP	91,470		121,119	0	(2,690)
	01/2022	JPY	86,505		762	10	0
	02/2022	EUR	113,520		129,169	0	(149)
	02/2022	GBP	60	CAD	100	0	(2)
	02/2022		91,470		$123,883	82	0
	02/2022	JPY	86,515		751	0	(1)
TOR	01/2022	AUD	5,718		4,093	0	(67)
	01/2022	CAD	5,300		4,151	0	(39)
	01/2022		$4,134	CAD	5,300	56	0
	03/2022		1,784	MXN	37,790	38	0
UAG	01/2022	AUD	2,028		$1,450	0	(25)
	01/2022	RUB	17,010		234	8	0
	02/2022		$6,436	CAD	8,233	72	0
	02/2022		295	MXN	6,265	8	0
	03/2022	RUB	109,668		$1,450	5	0

Total Forward Foreign Currency Contracts						$2,745	$(11,896)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.495%	09/18/2023	50,000	$0	$5,786
BPS	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	56,970	6,489	11,583
JPM	Put - OTC 30-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	0.000	03/15/2023	37,560	4,148	7,636

Total Purchased Options	$10,637	$25,005

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800%	02/16/2022	124,400	$(144)	$(26)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	111,800	(145)	(69)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	72,300	(100)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	68,600	(106)	(24)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.850	04/20/2022	80,200	(108)	(57)
BRC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	103,500	(119)	(3)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	79,400	(88)	(22)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.750	01/19/2022	49,600	(69)	(4)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	01/19/2022	72,200	(102)	(5)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	03/16/2022	67,400	(65)	(31)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.900	03/16/2022	252,500	(334)	(86)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.950	03/16/2022	62,100	(76)	(19)
CBK	Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	01/19/2022	79,000	(85)	(2)
Put - OTC iTraxx Europe 36 5-Year Index	Sell	0.800	02/16/2022	9,100	(11)	(2)
DUB	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	122,000	(142)	(5)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	50,600	(56)	(16)
GST	Put - OTC CDX.IG-36 5-Year Index	Sell	0.725	01/19/2022	74,200	(74)	(2)
Put - OTC CDX.IG-36 5-Year Index	Sell	0.750	01/19/2022	159,700	(168)	(4)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	03/16/2022	42,800	(48)	(14)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	42,600	(49)	(10)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.850	04/20/2022	21,300	(23)	(15)
JPM	Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	03/16/2022	56,500	(71)	(15)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.900	04/20/2022	50,800	(77)	(31)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	86,000	(110)	(46)
MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.800	01/19/2022	98,900	(126)	(4)
Put - OTC CDX.IG-37 5-Year Index	Sell	1.000	03/16/2022	55,500	(69)	(13)
Put - OTC CDX.IG-37 5-Year Index	Sell	0.950	04/20/2022	80,500	(103)	(43)

$(2,668)	$(573)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(0.050)%	09/18/2023	285,000	$0	$(8,038)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355	01/20/2022	22,400	(75)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	22,400	(75)	(101)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	34,100	(290)	(88)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	34,100	(290)	(321)
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.385	01/13/2022	84,200	(286)	(49)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.685	01/13/2022	84,200	(286)	(216)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	170,230	(6,317)	(13,642)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.505	01/13/2022	42,100	(356)	(52)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.805	01/13/2022	42,100	(356)	(322)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	19,600	(183)	(268)
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	19,600	(183)	(95)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	4,029,200	(8,146)	(4,076)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	4,029,200	(8,145)	(10,282)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.305	01/14/2022	43,400	(107)	(30)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.605	01/14/2022	44,300	(110)	(68)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	37,100	(84)	(10)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	37,100	(84)	(130)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.463	01/10/2022	70,100	(267)	(64)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.763	01/10/2022	70,100	(267)	(43)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	54,800	(290)	(211)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	54,800	(290)	(20)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.525	01/07/2022	32,400	(343)	(14)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.825	01/07/2022	32,400	(343)	(106)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.538	01/10/2022	53,000	(483)	(53)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.838	01/10/2022	53,000	(483)	(157)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.520	01/18/2022	51,500	(399)	(109)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.820	01/18/2022	51,500	(399)	(404)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.450	01/31/2022	55,100	(766)	(166)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.910	01/31/2022	55,100	(766)	(389)
JPM	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	(1.750)	03/15/2023	112,670	(4,076)	(9,029)
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.478	01/04/2022	107,400	(1,141)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.798	01/04/2022	107,400	(1,141)	(148)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.533	01/14/2022	19,600	(167)	(41)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.833	01/14/2022	19,600	(167)	(125)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.495	01/18/2022	42,400	(367)	(68)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.795	01/18/2022	42,400	(367)	(417)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	24,400	(88)	(97)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	24,400	(88)	(71)

							$(38,071)	$(49,537)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

							$0	$0

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			$98.578	01/06/2022	11,700	$(58)	$(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.578	01/06/2022	11,700	(33)	(2)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			97.859	01/06/2022	13,700	(77)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			97.898	01/06/2022	13,700	(77)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			98.172	01/06/2022	14,600	(70)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			99.859	01/06/2022	13,700	(51)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			99.898	01/06/2022	13,700	(51)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.172	01/06/2022	14,600	(46)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.344	02/07/2022	11,500	(43)	(25)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			100.078	01/06/2022	11,100	(49)	(12)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	10,900	(29)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	8,300	(36)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	10,300	(38)	(29)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	8,300	(22)	(9)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	8,300	(29)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	8,300	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	14,300	(25)	(59)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	14,600	(40)	(33)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	13,700	(28)	(30)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	14,600	(40)	(31)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	10,000	(22)	(4)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	16,900	(84)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	12,300	(58)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	11,200	(45)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	16,900	(63)	(35)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	12,500	(57)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	12,300	(35)	(5)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	9,200	(15)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	11,200	(28)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	9,000	(17)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.125	02/07/2022	26,200	(88)	(72)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	13,700	(56)	(37)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	11,200	(37)	(26)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	11,000	(44)	(25)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	11,000	(29)	(24)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.332	02/07/2022	45,800	(141)	(101)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	13,700	(43)	(28)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	14,700	(41)	(29)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.922	02/07/2022	26,700	(69)	(31)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	10,300	(26)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	9,100	(28)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	10,000	(31)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	9,100	(14)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	10,000	(18)	0

$(1,948)	$(791)

Total Written Options	$(42,687)	$(50,901)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Colombia Government International Bond	1.000%	Quarterly	12/20/2026	2.026%	$1,400	$(37)	$(30)	$0	$(67)
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	44,400	(859)	1,355	496	0
Republic of Italy Government Bond Government International Bond	1.000	Quarterly	12/20/2026	0.915	16,700	80	(5)	75	0
BPS	Colombia Government International Bond	1.000	Quarterly	12/20/2023	1.120	1,950	(23)	19	0	(4)

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	2,000	(55)	(40)	0	(95)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	25,050	(478)	821	343	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	8,600	(353)	362	9	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	7,100	(432)	381	0	(51)
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.447	8,800	98	49	147	0
BRC	Alibaba Group Holding Ltd.	1.000	Quarterly	12/20/2024	0.463	3,000	46	3	49	0
	Baidu, Inc.	1.000	Quarterly	12/20/2024	0.569	18,900	(79)	326	247	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.896	9,300	(243)	(107)	0	(350)
	Huarong Finance Co. Ltd.	1.000	Quarterly	12/20/2024	2.875	8,800	(319)	(134)	0	(453)
	Mexico Government International Bond	1.000	Quarterly	09/20/2022	0.199	9,900	(463)	525	62	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2025	0.304	8,400	182	51	233	0
	Pertamina Persero PT	1.000	Quarterly	12/20/2024	0.534	700	(7)	17	10	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	7,700	(410)	354	0	(56)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	11,600	169	64	233	0
	State Grid Overseas Investment Ltd.	1.000	Quarterly	12/20/2024	0.295	5,100	75	34	109	0
	Tencent Holdings Ltd.	1.000	Quarterly	12/20/2024	0.447	1,400	13	10	23	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2024	1.316	400	(4)	1	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2024	1.446	1,100	4	(18)	0	(14)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	1,400	(37)	(30)	0	(67)
	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.685	3,800	(92)	134	42	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2022	0.218	800	(5)	11	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2024	0.422	14,800	(239)	456	217	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	2,900	(116)	119	3	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	1,800	(110)	97	0	(13)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2026	1.896	9,400	(245)	(109)	0	(354)
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	20,000	(507)	(445)	0	(952)
	Mexico Government International Bond	1.000	Quarterly	06/20/2023	0.292	7,950	(63)	149	86	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	50,350	(824)	1,513	689	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	16,900	(141)	406	265	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2022	0.872	11,900	(486)	498	12	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	9,000	(732)	667	0	(65)
	Sinopec Group Overseas Development Ltd.	1.000	Quarterly	12/20/2024	0.335	5,800	99	17	116	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2024	1.320	12,400	(498)	387	0	(111)
HUS	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	54,550	(863)	1,609	746	0
	Petroleos Mexicanos	1.000	Quarterly	06/20/2023	1.518	7,500	(486)	432	0	(54)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	200	(5)	(5)	0	(10)
	Country Garden Holdings Co. Ltd.	1.000	Quarterly	03/20/2022	7.993	23,900	(279)	(74)	0	(353)
	Mexico Government International Bond	1.000	Quarterly	12/20/2023	0.328	36,950	(732)	1,237	505	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.812	9,300	(73)	153	80	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2024	0.196	19,000	260	126	386	0
	NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	12/20/2024	0.221	9,400	130	91	221	0
	Nissan Motor Acceptance Co. LLC	1.000	Quarterly	12/20/2026	1.279	73,600	(936)	(7)	0	(943)
MYC	Brookfield Asset Management, Inc.	1.000	Quarterly	06/20/2025	0.883	8,300	0	36	36	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2026	2.026	8,200	(209)	(181)	0	(390)
	Consolidated Edison Co. of New York, Inc.	1.000	Quarterly	12/20/2024	0.251	18,300	357	57	414	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2024	0.483	14,000	(123)	342	219	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.686	1,500	(21)	40	19	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.913	101,200	198	265	463	0

							$(9,873)	$12,029	$6,561	$(4,405)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$1,800	$(53)	$68	$15	$0
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	12,092	(451)	549	98	0
MEI	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	279	(3)	3	0	0

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,700	(228)	292	64	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	15,389	(585)	710	125	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,900	(139)	180	41	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	7,500	(9)	56	47	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,200	(92)	119	27	0

$(1,560)	$1,977	$417	$0

Total Swap Agreements	$(11,433)	$14,006	$6,978	$(4,405)

(l)

Securities with an aggregate market value of $34,391 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Loan Participations and Assignments	$0	$226,728	$46,155	$272,883
Corporate Bonds & Notes
Banking & Finance	0	7,260,402	31,725	7,292,127
Industrials	0	12,188,924	0	12,188,924
Utilities	0	4,428,144	0	4,428,144
Municipal Bonds & Notes
California	0	411,594	0	411,594
Florida	0	14,775	0	14,775
Georgia	0	69,881	0	69,881
Illinois	0	43,605	0	43,605
Indiana	0	2,637	0	2,637
Massachusetts	0	4,050	0	4,050
Michigan	0	22,074	0	22,074
Nevada	0	4,166	0	4,166
New Jersey	0	23,568	0	23,568
New Mexico	0	7,557	0	7,557
New York	0	181,240	0	181,240
Ohio	0	91,150	0	91,150
Oregon	0	12,550	0	12,550
Pennsylvania	0	16,314	0	16,314
Texas	0	68,291	0	68,291
Virginia	0	1,913	0	1,913
Wisconsin	0	5,757	0	5,757
U.S. Government Agencies	0	425,599	0	425,599
U.S. Treasury Obligations	0	6,353,438	0	6,353,438
Non-Agency Mortgage-Backed Securities	0	64,807	0	64,807
Asset-Backed Securities	0	158,593	0	158,593
Sovereign Issues	0	834,984	0	834,984
Convertible Preferred Securities
Banking & Finance	30,109	0	0	30,109
Preferred Securities
Banking & Finance	29,840	1,100,752	0	1,130,592
Industrials	0	44,061	0	44,061
Utilities	0	60,256	235,876	296,132
Short-Term Instruments
Repurchase Agreements	0	14,322	0	14,322

$59,949	$34,142,132	$313,756	$34,515,837
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,482	$0	$0	$21,482

Total Investments	$81,431	$34,142,132	$313,756	$34,537,319

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(76,118)	$0	$(76,118)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	8,994	0	8,994

Schedule of Investments PIMCO Long Duration Credit Bond Portfolio (Cont.)	December 31, 2021 (Unaudited)

Over the counter	0	34,728	0	34,728

$0	$43,722	$0	$43,722
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(66)	(3,500)	0	(3,566)
Over the counter	0	(67,202)	0	(67,202)

$(66)	$(70,702)	$0	$(70,768)

Total Financial Derivative Instruments	$(66)	$(26,980)	$0	$(27,046)

Totals	$81,365	$34,039,034	$313,756	$34,434,155

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$34,062	$48,424	$(35,733)	$5	$3	$(606)	$0	$0	$46,155	$(176)
Corporate Bonds & Notes
Banking & Finance	29,163	0	0	0	0	2,562	0	0	31,725	2,562
Preferred Securities
Utilities	241,232	3,706	(1,853)	0	0	(7,209)	0	0	235,876	(7,209)

Totals	$304,457	$52,130	$(37,586)	$5	$3	$(5,254)	$0	$0	$313,756	$(4,823)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 12/31/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$46,155	Proxy Pricing	Base Price	99.500	—
Corporate Bonds & Notes
Banking & Finance	31,725	Discounted Cash Flow	Discount Rate	4.560	—
Preferred Securities
Utilities	235,876	Current Value Model	Purchase Price	$27.048	—

Total	$313,756

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
CORPORATE BONDS & NOTES 19.2%
BANKING & FINANCE 15.8%
American Tower Corp.
1.300% due 09/15/2025	$1,000	$986
3.000% due 06/15/2023	1,700	1,748
Bank of America Corp.
1.020% (SOFRRATE + 0.970%) due 07/22/2027 ~	700	713
1.658% due 03/11/2027 •	6,100	6,059
1.734% due 07/22/2027 •	3,000	2,980
2.592% due 04/29/2031 •	7,000	7,079
3.093% due 10/01/2025 •	1,900	1,978
Banque Federative du Credit Mutuel S.A. 1.092% (US0003M + 0.960%) due 07/20/2023 ~	2,600	2,631
Barclays PLC
4.375% due 01/12/2026	7,000	7,660
4.972% due 05/16/2029 •	1,800	2,055
BNP Paribas S.A.
1.904% due 09/30/2028 •	10,500	10,258
3.375% due 01/09/2025	2,350	2,469
BOC Aviation Ltd. 1.345% (US0003M + 1.125%) due 09/26/2023 ~	2,800	2,809
BPCE S.A.
1.000% due 01/20/2026	1,700	1,646
3.000% due 05/22/2022	2,000	2,019
4.000% due 09/12/2023	3,000	3,143
Canadian Imperial Bank of Commerce 0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	3,000	3,016
CC Holdings GS LLC 3.849% due 04/15/2023	970	1,004
Citigroup, Inc.
1.084% (US0003M + 0.960%) due 04/25/2022 ~	800	801
2.572% due 06/03/2031 •(d)	2,500	2,524
2.976% due 11/05/2030 •	450	468
3.668% due 07/24/2028 •	700	756
3.700% due 01/12/2026	600	649
Cooperatieve Rabobank UA 1.080% (US0003M + 0.860%) due 09/26/2023 ~	5,500	5,546
Credit Suisse AG 0.520% due 08/09/2023	300	298
Credit Suisse Group AG
2.193% due 06/05/2026 •	1,000	1,006
2.593% due 09/11/2025 •	300	307
3.091% due 05/14/2032 •	400	407
3.574% due 01/09/2023	1,500	1,500
3.800% due 06/09/2023	1,400	1,451
4.207% due 06/12/2024 •	750	781
4.550% due 04/17/2026	700	772
Deutsche Bank AG
1.406% (US0003M + 1.230%) due 02/27/2023 ~	500	503
3.035% due 05/28/2032 •(d)	1,500	1,513
Equitable Financial Life Global Funding 0.500% due 04/06/2023	7,000	6,969
GA Global Funding Trust
1.000% due 04/08/2024	4,700	4,657
1.950% due 09/15/2028	3,100	3,015
General Motors Financial Co., Inc. 1.677% (US0003M + 1.550%) due 01/14/2022 ~	2,600	2,601
Goldman Sachs Group, Inc.
1.776% (US0003M + 1.600%) due 11/29/2023 ~	8,000	8,164
3.500% due 04/01/2025	8,000	8,465
3.691% due 06/05/2028 •	1,000	1,078
HSBC Holdings PLC
3.803% due 03/11/2025 •	4,900	5,144
3.950% due 05/18/2024 •	1,050	1,089
3.973% due 05/22/2030 •	1,800	1,954
ING Groep NV
3.150% due 03/29/2022	2,550	2,567
4.100% due 10/02/2023	450	474
Jackson National Life Global Funding 3.250% due 01/30/2024	500	521
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	4,800	4,746

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.540% due 05/01/2028 •	4,300	4,673
3.797% due 07/23/2024 •	5,000	5,213
Lloyds Banking Group PLC
3.574% due 11/07/2028 •	3,400	3,634
4.450% due 05/08/2025	1,100	1,196
MassMutual Global Funding 0.600% due 04/12/2024	11,000	10,880
Mitsubishi UFJ Financial Group, Inc. 2.801% due 07/18/2024	5,000	5,185
Mizuho Financial Group, Inc.
0.810% (US0003M + 0.630%) due 05/25/2024 ~	4,000	4,019
2.839% due 07/16/2025 •	300	311
Morgan Stanley
0.985% due 12/10/2026 •	1,700	1,650
2.239% due 07/21/2032 •	4,000	3,917
3.737% due 04/24/2024 •	3,900	4,036
MUFG Union Bank N.A. 2.100% due 12/09/2022	2,000	2,026
Nationwide Building Society 4.363% due 08/01/2024 •	1,600	1,676
Natwest Group PLC 1.642% due 06/14/2027 •	5,000	4,934
Nissan Motor Acceptance Co. LLC 1.012% (US0003M + 0.890%) due 01/13/2022 ~	2,000	2,000
Pacific Life Global Funding 1.375% due 04/14/2026	1,200	1,195
Principal Life Global Funding 0.750% due 04/12/2024	4,000	3,973
Protective Life Global Funding
0.502% due 04/12/2023	7,000	6,980
2.615% due 08/22/2022	2,000	2,027
Santander Holdings USA, Inc.
3.244% due 10/05/2026	1,000	1,044
3.400% due 01/18/2023	1,700	1,738
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •	2,900	2,875
1.673% due 06/14/2027 •	1,000	980
3.571% due 01/10/2023	1,600	1,601
Standard Chartered PLC
1.299% (SOFRRATE + 1.250%) due 10/14/2023 ~	400	403
3.785% due 05/21/2025 •	3,000	3,146
Sumitomo Mitsui Financial Group, Inc.
2.348% due 01/15/2025	1,500	1,538
2.696% due 07/16/2024	2,900	2,997
Sumitomo Mitsui Trust Bank Ltd. 0.800% due 09/12/2023	1,000	997
Svenska Handelsbanken AB 1.418% due 06/11/2027 •	3,400	3,346
UBS Group AG 2.859% due 08/15/2023 •	1,500	1,518
Wells Fargo & Co.
3.300% due 09/09/2024	2,000	2,105
3.550% due 09/29/2025	200	213
4.125% due 08/15/2023	4,500	4,721
4.300% due 07/22/2027	4,000	4,460

		234,186

INDUSTRIALS 1.9%
AbbVie, Inc. 2.300% due 11/21/2022	3,500	3,550
American Airlines Pass-Through Trust 3.375% due 11/01/2028	1,285	1,276
Arrow Electronics, Inc. 4.500% due 03/01/2023	1,800	1,852
BOC Aviation USA Corp. 1.625% due 04/29/2024	1,200	1,199
CVS Health Corp. 4.750% due 12/01/2022	2,381	2,444
Dell International LLC 5.450% due 06/15/2023	53	56
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~	1,800	1,801
Entergy Louisiana LLC 0.620% due 11/17/2023	2,500	2,481
Harvest Operations Corp. 1.000% due 04/26/2024	3,700	3,676
JetBlue Pass-Through Trust 2.750% due 11/15/2033	2,287	2,311
Petronas Capital Ltd. 3.500% due 04/21/2030	850	921
Sutter Health 2.294% due 08/15/2030	1,800	1,799
United Airlines Pass-Through Trust
4.150% due 10/11/2025	851	883
4.550% due 02/25/2033	1,394	1,504

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

5.875% due 04/15/2029	1,987	2,181

		27,934

UTILITIES 1.5%
Cleco Power LLC 0.703% (US0003M + 0.500%) due 06/15/2023 ~	3,100	3,098
NBN Co. Ltd. 1.450% due 05/05/2026	4,300	4,239
Pacific Gas & Electric Co.
1.367% due 03/10/2023	1,700	1,690
3.850% due 11/15/2023	800	827
4.250% due 08/01/2023	1,200	1,243
Puget Energy, Inc. 2.379% due 06/15/2028	1,200	1,182
S.A. Global Sukuk Ltd. 0.946% due 06/17/2024	3,200	3,155
Sinopec Group Overseas Development Ltd. 4.375% due 04/10/2024	500	534
Southern California Edison Co.
0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~	4,100	4,104
0.700% due 08/01/2023	2,700	2,684

		22,756

Total Corporate Bonds & Notes (Cost $284,357)		284,876

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.6%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.337% due 06/01/2023	4,100	4,109
Port of Oakland, California Revenue Notes, Series 2020 0.821% due 05/01/2023	2,705	2,706
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	2,600	2,554

		9,369

FLORIDA 0.2%
Miami-Dade County, Florida Revenue Notes, Series 2021
1.154% due 10/01/2025	2,000	1,976
1.471% due 10/01/2026	700	692

		2,668

GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.700% due 01/01/2022	340	340

HAWAII 0.2%
Hawaii State General Obligation Notes, Series 2020 0.802% due 10/01/2024	2,400	2,382

IDAHO 0.1%
Idaho Energy Resources Authority Revenue Notes, Series 2017 2.297% due 09/01/2023	1,200	1,231

MASSACHUSETTS 0.0%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009 6.423% due 05/01/2029	40	40

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Notes, Series 2017 2.100% due 03/15/2022	575	577
New York State Urban Development Corp. Revenue Notes, Series 2020
1.115% due 03/15/2025	1,000	997
1.346% due 03/15/2026	2,300	2,293

		3,867

OREGON 0.2%
Port of Morrow, Oregon Revenue Notes, Series 2016 1.809% due 09/01/2022	3,100	3,127

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	300	306

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.497% due 06/01/2024	2,200	2,203

		2,509

Total Municipal Bonds & Notes (Cost $25,574)		25,533

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.342% due 06/25/2037 •	57	57
0.526% due 12/25/2046 •	807	808
0.536% due 10/25/2046 •	952	953
0.552% due 07/25/2049 •	2,078	2,103
0.586% due 01/25/2047 •	809	810
0.612% due 03/25/2041 •	991	993
0.750% due 11/25/2050	2,873	2,732
1.738% due 07/01/2034 •	70	73
2.292% due 10/01/2037 •	81	86
Federal Home Loan Bank 1.050% due 08/13/2026	4,800	4,741
Freddie Mac
0.436% due 10/15/2037 •	947	955
0.586% due 07/15/2041 •	1,180	1,196
0.650% due 10/27/2025	9,200	9,003
0.800% due 10/28/2026	9,200	8,952
1.000% due 12/15/2040 - 05/25/2047	5,141	5,124
2.340% due 06/01/2037 •	84	89
2.500% due 09/25/2048	2,628	2,686
3.000% due 08/15/2046	875	908
4.000% due 09/01/2048 - 10/01/2048	4,185	4,451
4.500% due 02/01/2049	3,250	3,486
Ginnie Mae
0.431% due 08/20/2065 •	1,933	1,932
0.541% due 02/20/2067 •	1,533	1,536
0.545% due 09/20/2065 •	1,113	1,115
0.601% due 10/20/2065 •	1,807	1,816
0.621% due 07/20/2063 •	460	461
0.651% due 06/20/2065 •	1,146	1,152
0.661% due 06/20/2065 •	733	738
0.681% due 03/20/2065 •	1,437	1,448
0.731% due 12/20/2064 - 11/20/2065 •	2,431	2,448
0.851% due 02/20/2066 •	21	22
0.961% due 04/20/2066 •	2,745	2,784
0.981% due 04/20/2066 •	3,591	3,650
1.081% due 01/20/2067 •	1,494	1,524
1.500% due 10/20/2045	2,332	2,318
Uniform Mortgage-Backed Security
3.000% due 01/01/2035	1,072	1,126
4.500% due 08/01/2048 - 01/01/2049	1,015	1,089
5.500% due 04/01/2034 - 04/01/2039	116	129
Uniform Mortgage-Backed Security, TBA 4.000% due 02/01/2052	1,500	1,595

Total U.S. Government Agencies (Cost $77,245)		77,089

U.S. TREASURY OBLIGATIONS 58.4%
U.S. Treasury Notes
0.125% due 03/31/2023	87,500	87,107
0.125% due 06/30/2023	50,000	49,666
0.125% due 07/31/2023	305,800	303,435
0.125% due 10/15/2023	31,500	31,190
0.125% due 01/15/2024	65,000	64,185
0.250% due 06/15/2024	90,000	88,685
0.375% due 10/31/2023	200,000	198,851
0.375% due 07/15/2024 (g)	24,000	23,707
0.625% due 07/31/2026	20,700	20,130
1.250% due 09/30/2028	2,300	2,274

Total U.S. Treasury Obligations (Cost $875,098)		869,230

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
AREIT Trust
1.184% due 09/14/2036 •	1,256	1,257
1.190% due 07/17/2026 •	4,700	4,705
Banc of America Commercial Mortgage Trust 3.441% due 09/15/2048	3,460	3,616
BANK
2.808% due 10/17/2052	2,500	2,628
3.279% due 11/15/2054	1,700	1,799
3.623% due 04/15/2052	3,000	3,252
Barclays Commercial Mortgage Securities Trust 3.488% due 02/15/2050	1,500	1,579
Benchmark Mortgage Trust 3.615% due 03/15/2062	4,100	4,439
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	1,300	1,293

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

Citigroup Commercial Mortgage Trust
3.268% due 09/15/2050	1,400	1,466
3.297% due 10/12/2050	4,258	4,491
Commercial Mortgage Trust
3.244% due 10/10/2029	2,000	2,041
3.550% due 02/10/2049	993	1,035
4.181% due 05/10/2051	1,026	1,119
CSAIL Commercial Mortgage Trust 3.314% due 11/15/2049	3,610	3,749
GS Mortgage Securities Trust 3.801% due 01/10/2047	992	1,017
Hilton USA Trust 3.719% due 11/05/2038	2,000	2,125
JPMDB Commercial Mortgage Securities Trust 3.242% due 10/15/2050	1,100	1,156
LUXE Commercial Mortgage Trust
1.090% due 11/15/2026 •	1,200	1,201
1.160% due 10/15/2038 •	1,100	1,101
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	4,775	4,772
Morgan Stanley Capital Trust
1.279% due 12/15/2023 •	3,100	3,106
2.606% due 08/15/2049	553	568
2.860% due 11/15/2049	2,908	2,997
Ready Capital Mortgage Financing LLC
1.042% due 07/25/2036 •	2,700	2,690
1.102% due 04/25/2038 •	3,557	3,544
SFO Commercial Mortgage Trust 1.260% due 05/15/2038 •	2,100	2,104
SREIT Trust 0.810% due 10/15/2038 •	2,400	2,354
Starwood Mortgage Trust 0.968% due 11/15/2036 •	2,550	2,545
UBS Commercial Mortgage Trust
3.215% due 08/15/2050	2,700	2,833
3.460% due 04/15/2052	3,200	3,432
3.903% due 02/15/2051	1,500	1,609
4.119% due 06/15/2051	2,000	2,171
VMC Finance LLC 1.204% due 06/16/2036 •	831	831
VNDO Mortgage Trust 2.996% due 11/15/2030	4,700	4,765
Wells Fargo Commercial Mortgage Trust
2.514% due 08/15/2049	1,206	1,233
2.911% due 06/15/2049	883	910
3.390% due 11/15/2050	1,200	1,266
4.147% due 06/15/2051	600	655

Total Non-Agency Mortgage-Backed Securities (Cost $87,882)		89,454

ASSET-BACKED SECURITIES 7.9%
ACREC Ltd. 1.254% due 10/16/2036 •	1,500	1,498
Anchorage Capital CLO Ltd. 1.264% due 07/15/2032 •	5,000	5,020
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •	2,500	2,494
Apres Static CLO Ltd. 1.194% due 10/15/2028 •	2,094	2,095
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •	3,000	3,006
Ares CLO Ltd.
1.172% due 04/18/2031 •	3,400	3,398
1.178% due 04/22/2031 •	2,000	1,998
BDS Ltd. 1.450% due 12/18/2036 •	4,300	4,305
Carlyle Global Market Strategies CLO Ltd.
1.136% due 07/28/2028 •	755	756
1.208% due 04/22/2032 •	1,800	1,798
CLNC Ltd. 1.414% due 08/20/2035 •	5,000	5,002
Crestline Denali CLO Ltd. 1.264% due 10/23/2031 •	4,600	4,600
DLLAD LLC 0.640% due 09/21/2026	2,200	2,162
ECMC Group Student Loan Trust
0.853% due 02/27/2068 •	1,506	1,506
0.903% due 09/25/2068 •	2,474	2,495
1.102% due 07/25/2069 •	3,431	3,472
1.102% due 01/27/2070 •	2,065	2,094
1.153% due 05/25/2067 •	885	899
Greystone Commercial Real Estate Notes Ltd. 1.290% due 09/15/2037 •	2,000	1,997
LCM LP 1.212% due 04/20/2031 •	2,000	1,999

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

LMREC LLC 1.152% due 04/22/2037 •	4,300	4,298
LoanCore Issuer Ltd. 1.410% due 11/15/2038 •	4,600	4,603
Navient Student Loan Trust 0.483% due 03/25/2067 •	869	870
Nelnet Student Loan Trust 0.703% due 03/25/2030 •	344	345
Oaktree CLO Ltd. 1.238% due 04/22/2030 •	3,000	3,000
Ocean Trails CLO 0.924% due 07/15/2028 •	1,732	1,731
OSD CLO Ltd. 0.877% due 04/17/2031 •	2,500	2,500
OZLM Ltd. 1.274% due 07/20/2032 •	1,800	1,801
Saranac CLO Ltd. 1.259% due 08/13/2031 •	2,800	2,800
SLC Student Loan Trust
0.216% due 05/15/2029 •	699	692
0.313% due 03/15/2027 •	68	68
1.053% due 11/25/2042 •	246	247
SLM Student Loan Trust
0.244% due 01/25/2027 •	161	161
0.264% due 10/25/2028 •	1,124	1,121
0.673% due 12/15/2027 •	159	159
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •	7,000	7,000
Steele Creek CLO Ltd. 1.060% due 05/21/2029 •	2,351	2,352
THL Credit Wind River Clo Ltd. 1.204% due 04/15/2031 •	3,700	3,693
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •	2,817	2,819
Venture CLO Ltd.
1.122% due 07/20/2030 •	4,000	3,995
1.152% due 04/20/2029 •	1,025	1,026
1.304% due 07/30/2032 •	2,000	2,001
Vibrant CLO Ltd.
1.164% due 06/20/2029 •	4,360	4,357
1.240% due 07/20/2032 •	3,900	3,902
Wellfleet CLO Ltd.
1.022% due 04/20/2029 •	4,247	4,247
1.022% due 07/20/2029 •	4,878	4,872

Total Asset-Backed Securities (Cost $117,162)		117,254

SOVEREIGN ISSUES 0.8%
Province of Ontario 3.050% due 01/29/2024	5,000	5,224
Province of Quebec
2.375% due 01/31/2022	1,300	1,302
2.625% due 02/13/2023	4,500	4,606
Qatar Government International Bond 3.875% due 04/23/2023	1,200	1,249

Total Sovereign Issues (Cost $12,138)		12,381

SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (e) 0.1%		1,536

U.S. TREASURY BILLS 0.5%
0.041% due 02/10/2022 - 04/21/2022 (a)(b)(c)(g)	7,341	7,340

Total Short-Term Instruments (Cost $8,876)		8,876

Total Investments in Securities (Cost $1,488,332)		1,484,693

Total Investments 99.8% (Cost $1,488,332)		$1,484,693
Financial Derivative Instruments (f)(i) (0.0)%(Cost or Premiums, net $2,433)		(104)
Other Assets and Liabilities, net 0.2%		2,789

Net Assets 100.0%		$1,487,378

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$2,500	$2,524	0.17%
Deutsche Bank AG				3.035	05/28/2032	08/05/2021		1,549	1,513	0.10

								$4,049	$4,037	0.27%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,536		U.S. Treasury Notes 1.250% due 03/31/2028		$(1,567)	$1,536	$1,536

Total Repurchase Agreements								$(1,567)	$1,536	$1,536

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2022	286	$(41,881)	$(601)		$0	$(76)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	45	(8,871)	(25)		0	(70)

Total Futures Contracts							$(626)		$0	$(146)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	(1.000)%	Quarterly	12/20/2023	0.411%	$5,400	$68	$(3)	$65	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	1,200	6	2	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.974	1,200	(6)	8	2	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2024	0.400	2,000	33	3	36	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.614	1,300	17	5	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.675	200	2	1	3	0	0

						$120	$16	$136	$0	$(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-36 5-Year Index	1.000%	Quarterly	06/20/2026	$4,400	$108	$1	$109	$2	$0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	93,200	2,205	108	2,313	41	0
					$2,313	$109	$2,422	$43	$0

Total Swap Agreements					$2,433	$125	$2,558	$43	$(1)

(g)

Securities with an aggregate market value of $7,115 and cash of $1,597 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$234,186	$0	$234,186
Industrials					0	27,934	0	27,934
Utilities					0	22,756	0	22,756
Municipal Bonds & Notes
California					0	9,369	0	9,369
Florida					0	2,668	0	2,668
Georgia					0	340	0	340
Hawaii					0	2,382	0	2,382
Idaho					0	1,231	0	1,231
Massachusetts					0	40	0	40
New York					0	3,867	0	3,867
Oregon					0	3,127	0	3,127
West Virginia					0	2,509	0	2,509
U.S. Government Agencies					0	77,089	0	77,089
U.S. Treasury Obligations					0	869,230	0	869,230
Non-Agency Mortgage-Backed Securities					0	89,454	0	89,454
Asset-Backed Securities					0	117,254	0	117,254
Sovereign Issues					0	12,381	0	12,381
Short-Term Instruments
Repurchase Agreements					0	1,536	0	1,536
U.S. Treasury Bills					0	7,340	0	7,340

Total Investments					$0	$1,484,693	$0	$1,484,693

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					$0	$43	$0	$43

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					$0	$(147)	$0	$(147)

Total Financial Derivative Instruments					$0	$(104)	$0	$(104)

Totals					$0	$1,484,589	$0	$1,484,589

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Moderate Duration Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.2% ¤
CORPORATE BONDS & NOTES 29.9%
BANKING & FINANCE 21.5%
AIA Group Ltd.
3.125% due 03/13/2023	$1,600	$1,637
3.375% due 04/07/2030	7,500	8,115
American International Group, Inc.
3.750% due 07/10/2025	9,000	9,638
4.250% due 03/15/2029	4,000	4,575
American Tower Corp.
2.750% due 01/15/2027	6,200	6,394
3.000% due 06/15/2023	5,200	5,348
5.000% due 02/15/2024	300	323
AmFam Holdings, Inc. 2.805% due 03/11/2031	2,100	2,147
Andrew W Mellon Foundation 0.947% due 08/01/2027	13,000	12,620
Aviation Capital Group LLC 4.125% due 08/01/2025	600	633
Banco Santander S.A. 1.849% due 03/25/2026	2,000	1,993
Bank of America Corp.
1.020% (SOFRRATE + 0.970%) due 07/22/2027 ~	3,300	3,360
1.319% due 06/19/2026 •	6,500	6,436
1.658% due 03/11/2027 •	11,900	11,820
1.734% due 07/22/2027 •	7,200	7,152
1.922% due 10/24/2031 •	2,900	2,780
3.093% due 10/01/2025 •	14,000	14,576
3.194% due 07/23/2030 •	100	106
3.419% due 12/20/2028 •	5,842	6,241
3.593% due 07/21/2028 •	2,500	2,693
Banque Federative du Credit Mutuel S.A.
1.092% (US0003M + 0.960%) due 07/20/2023 ~	3,000	3,036
3.750% due 07/20/2023	1,100	1,148
Barclays PLC
2.667% due 03/10/2032 •	1,400	1,390
2.852% due 05/07/2026 •	6,000	6,193
2.894% due 11/24/2032 •	8,000	8,062
4.337% due 01/10/2028	10,800	11,799
4.375% due 01/12/2026	2,350	2,571
BNP Paribas S.A.
1.323% due 01/13/2027 •	4,100	3,992
1.904% due 09/30/2028 •	15,000	14,654
2.871% due 04/19/2032 •	7,050	7,156
3.052% due 01/13/2031 •	4,400	4,531
3.500% due 11/16/2027	1,700	1,812
BOC Aviation Ltd. 1.345% (US0003M + 1.125%) due 09/26/2023 ~	5,000	5,016
BPCE S.A.
1.000% due 01/20/2026	4,200	4,066
2.375% due 01/14/2025	6,900	7,025
3.000% due 05/22/2022	300	303
4.000% due 04/15/2024	1,000	1,065
4.500% due 03/15/2025	5,000	5,392
4.625% due 07/11/2024	350	374
5.700% due 10/22/2023	1,100	1,183
Brighthouse Financial Global Funding 1.550% due 05/24/2026	2,100	2,073
Brookfield Asset Management, Inc. 4.000% due 01/15/2025	4,000	4,278
Brookfield Finance, Inc.
4.000% due 04/01/2024	800	844
4.350% due 04/15/2030	550	621
Canadian Imperial Bank of Commerce 0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,500	4,525
CC Holdings GS LLC 3.849% due 04/15/2023	1,000	1,035
Charles Schwab Corp. 2.000% due 03/20/2028	3,900	3,955
Chubb INA Holdings, Inc. 2.875% due 11/03/2022	150	152
Citigroup, Inc.
1.084% (US0003M + 0.960%) due 04/25/2022 ~	1,600	1,603

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.464% (US0003M + 1.250%) due 07/01/2026 ~	8,000	8,199
2.572% due 06/03/2031 •(e)	6,600	6,664
2.976% due 11/05/2030 •	3,628	3,771
3.300% due 04/27/2025	6,000	6,377
3.400% due 05/01/2026	1,500	1,610
3.700% due 01/12/2026	3,100	3,355
3.980% due 03/20/2030 •	2,000	2,210
Cooperatieve Rabobank UA
1.339% due 06/24/2026 •	6,000	5,919
2.625% due 07/22/2024	1,600	1,653
Credit Agricole S.A. 3.250% due 10/04/2024	8,600	9,001
Credit Suisse AG 3.625% due 09/09/2024	800	849
Credit Suisse Group AG
2.193% due 06/05/2026 •	8,850	8,907
3.091% due 05/14/2032 •	6,600	6,723
3.800% due 06/09/2023	10,900	11,297
4.550% due 04/17/2026	4,500	4,963
Crown Castle International Corp.
3.200% due 09/01/2024	1,000	1,044
3.800% due 02/15/2028	1,500	1,633
Danske Bank A/S 1.171% due 12/08/2023 •	8,700	8,700
Deutsche Bank AG
2.222% due 09/18/2024 •	5,700	5,776
3.961% due 11/26/2025 •	200	211
4.100% due 01/13/2026	100	107
Discover Bank
3.450% due 07/27/2026	800	847
4.200% due 08/08/2023	6,000	6,304
First American Financial Corp. 2.400% due 08/15/2031	2,100	2,057
GA Global Funding Trust
1.000% due 04/08/2024	12,500	12,386
1.625% due 01/15/2026	1,600	1,588
General Motors Financial Co., Inc.
3.950% due 04/13/2024	2,000	2,106
5.250% due 03/01/2026	5,000	5,612
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	14,100	13,820
1.542% due 09/10/2027 •	14,800	14,508
3.691% due 06/05/2028 •	7,175	7,732
3.750% due 05/22/2025	375	401
3.850% due 07/08/2024	1,100	1,165
3.850% due 01/26/2027	900	968
4.223% due 05/01/2029 •	4,000	4,447
HSBC Holdings PLC
1.645% due 04/18/2026 •	10,000	9,925
2.848% due 06/04/2031 •	1,550	1,570
3.033% due 11/22/2023 •	5,000	5,089
3.600% due 05/25/2023	2,000	2,075
3.803% due 03/11/2025 •	5,200	5,459
3.950% due 05/18/2024 •	6,600	6,847
3.973% due 05/22/2030 •	8,400	9,120
4.292% due 09/12/2026 •	1,500	1,621
ING Groep NV
1.060% (SOFRRATE + 1.010%) due 04/01/2027 ~	7,500	7,571
1.370% (US0003M + 1.150%) due 03/29/2022 ~	2,000	2,005
3.550% due 04/09/2024	1,000	1,049
4.100% due 10/02/2023	5,700	6,002
4.625% due 01/06/2026	6,900	7,674
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,800	1,697
Jackson National Life Global Funding 2.650% due 06/21/2024	3,300	3,410
JPMorgan Chase & Co.
1.578% due 04/22/2027 •	12,100	11,964
1.953% due 02/04/2032 •	13,900	13,402
2.739% due 10/15/2030 •	2,700	2,777
3.300% due 04/01/2026	5,000	5,337
3.540% due 05/01/2028 •	1,000	1,087
3.782% due 02/01/2028 •	2,400	2,600
3.900% due 07/15/2025	4,800	5,198
7.625% due 10/15/2026	3,000	3,780
Kimco Realty Corp. 3.800% due 04/01/2027	2,000	2,166
KKR Group Finance Co. LLC 3.750% due 07/01/2029	1,600	1,759
Lazard Group LLC 3.750% due 02/13/2025	856	911
LeasePlan Corp. NV 2.875% due 10/24/2024	2,000	2,064
Lloyds Banking Group PLC
2.907% due 11/07/2023 •	2,600	2,642
3.574% due 11/07/2028 •	7,800	8,337

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.450% due 05/08/2025	11,200	12,175
4.550% due 08/16/2028	2,000	2,277
LSEGA Financing PLC 2.000% due 04/06/2028	1,400	1,383
MassMutual Global Funding
0.600% due 04/12/2024	31,900	31,553
3.400% due 03/08/2026	400	428
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022	600	607
3.406% due 02/28/2022	1,600	1,603
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025	15,000	14,929
2.048% due 07/17/2030	6,000	5,834
2.757% due 09/13/2026	2,450	2,551
2.801% due 07/18/2024	4,400	4,563
3.850% due 03/01/2026	300	325
Mizuho Financial Group, Inc.
1.116% (US0003M + 0.940%) due 02/28/2022 ~	1,000	1,001
1.201% (US0003M + 1.000%) due 09/11/2024 ~	700	707
1.979% due 09/08/2031 •	2,000	1,927
2.172% due 05/22/2032 •	15,450	15,040
3.477% due 04/12/2026	7,000	7,472
Morgan Stanley
2.239% due 07/21/2032 •	1,100	1,077
3.591% due 07/22/2028 •	3,000	3,237
3.700% due 10/23/2024	24,800	26,429
3.737% due 04/24/2024 •	850	880
4.000% due 07/23/2025	2,900	3,145
National Australia Bank Ltd. 3.625% due 06/20/2023	5,900	6,144
Nationwide Building Society 4.363% due 08/01/2024 •	5,800	6,076
Natwest Group PLC
1.642% due 06/14/2027 •	10,000	9,868
4.269% due 03/22/2025 •	6,000	6,352
4.800% due 04/05/2026	9,000	10,020
New York Life Global Funding 0.950% due 06/24/2025	100	99
Nissan Motor Acceptance Co. LLC
2.650% due 07/13/2022	2,700	2,724
2.750% due 03/09/2028	3,400	3,379
Nomura Holdings, Inc. 2.648% due 01/16/2025	5,300	5,454
Pacific Life Global Funding 1.200% due 06/24/2025	75	74
Principal Life Global Funding 0.750% due 04/12/2024	8,600	8,542
Protective Life Global Funding
1.082% due 06/09/2023	3,200	3,208
1.618% due 04/15/2026	6,400	6,377
2.615% due 08/22/2022	5,800	5,880
Santander Holdings USA, Inc.
3.400% due 01/18/2023	1,200	1,227
4.500% due 07/17/2025	400	433
Santander UK Group Holdings PLC
1.532% due 08/21/2026 •	5,000	4,923
1.673% due 06/14/2027 •	3,200	3,135
3.373% due 01/05/2024 •	2,000	2,044
3.823% due 11/03/2028 •	4,000	4,297
4.796% due 11/15/2024 •	3,250	3,451
Santander UK PLC
4.000% due 03/13/2024	1,100	1,165
5.000% due 11/07/2023	1,512	1,610
SBA Tower Trust 1.884% due 07/15/2050	8,000	7,996
Simon Property Group LP 3.375% due 10/01/2024	900	947
SMBC Aviation Capital Finance DAC 3.000% due 07/15/2022	600	606
Societe Generale S.A.
2.625% due 01/22/2025	3,200	3,283
4.000% due 01/12/2027	2,000	2,157
Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	990
1.319% due 10/14/2023 •	10,600	10,611
2.678% due 06/29/2032 •	2,900	2,852
State Street Corp. 2.354% due 11/01/2025 •	1,600	1,650
Sumitomo Mitsui Financial Group, Inc.
0.984% (US0003M + 0.860%) due 07/19/2023 ~	400	404
2.348% due 01/15/2025	3,000	3,076
2.632% due 07/14/2026	3,300	3,420
2.696% due 07/16/2024	9,700	10,023
2.784% due 07/12/2022	2,100	2,126
3.040% due 07/16/2029	7,500	7,825

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

Svenska Handelsbanken AB 1.418% due 06/11/2027 •	11,100	10,925
UBS Group AG
1.008% due 07/30/2024 •	3,400	3,390
2.095% due 02/11/2032 •	12,000	11,625
2.859% due 08/15/2023 •	1,768	1,789
4.125% due 09/24/2025	2,550	2,756
Ventas Realty LP 4.125% due 01/15/2026	4,000	4,357
Wells Fargo & Co.
2.188% due 04/30/2026 •	300	306
2.393% due 06/02/2028 •	2,800	2,848
3.000% due 02/19/2025	6,000	6,269
3.000% due 04/22/2026	2,300	2,418
3.000% due 10/23/2026	2,600	2,733
3.300% due 09/09/2024	9,000	9,471
3.550% due 09/29/2025	4,200	4,479
3.584% due 05/22/2028 •	1,930	2,076
4.478% due 04/04/2031 •	10,000	11,628
Welltower, Inc. 4.250% due 04/01/2026	4,000	4,386
XLIT Ltd. 4.450% due 03/31/2025	500	543

		902,079

INDUSTRIALS 5.7%
7-Eleven, Inc.
0.625% due 02/10/2023	2,300	2,292
0.800% due 02/10/2024	9,000	8,901
AbbVie, Inc.
3.200% due 11/06/2022	1,400	1,424
3.200% due 05/14/2026	200	212
Air Canada Pass-Through Trust 3.750% due 06/15/2029	404	420
Alibaba Group Holding Ltd. 2.125% due 02/09/2031	7,000	6,765
American Airlines Pass-Through Trust
2.875% due 01/11/2036	1,600	1,592
3.375% due 11/01/2028	4,082	4,053
3.650% due 08/15/2030	2,109	2,207
4.000% due 01/15/2027	1,519	1,469
Apple, Inc.
1.700% due 09/11/2022	8,000	8,082
2.400% due 05/03/2023	586	600
Ashtead Capital, Inc. 1.500% due 08/12/2026	1,300	1,278
Banner Health 1.897% due 01/01/2031	4,600	4,483
BAT International Finance PLC
1.668% due 03/25/2026	1,400	1,376
3.950% due 06/15/2025	5,000	5,315
Bayer U.S. Finance LLC 3.875% due 12/15/2023	4,500	4,705
BMW Finance NV 2.400% due 08/14/2024	2,050	2,110
BMW U.S. Capital LLC 3.900% due 04/09/2025	3,000	3,228
BOC Aviation USA Corp. 1.625% due 04/29/2024	3,800	3,796
Bon Secours Mercy Health, Inc. 3.464% due 06/01/2030	12,000	13,056
Boston Scientific Corp. 3.375% due 05/15/2022	147	148
BP Capital Markets America, Inc. 2.750% due 05/10/2023	2,200	2,255
British Airways Pass-Through Trust
2.900% due 09/15/2036	700	700
4.625% due 12/20/2025	150	157
Broadcom, Inc.
3.137% due 11/15/2035	1,687	1,699
4.110% due 09/15/2028	4,078	4,475
Campbell Soup Co. 3.650% due 03/15/2023	86	89
CHRISTUS Health 4.341% due 07/01/2028	3,000	3,399
CommonSpirit Health 2.782% due 10/01/2030	4,700	4,816
Continental Airlines Pass-Through Trust 4.000% due 04/29/2026	361	374
Crown Castle Towers LLC 3.720% due 07/15/2043	4,700	4,760
CVS Health Corp.
3.750% due 04/01/2030	5,700	6,256
4.300% due 03/25/2028	438	492

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

CVS Pass-Through Trust 7.507% due 01/10/2032	1,120	1,387
Daimler Finance North America LLC 1.056% (US0003M + 0.900%) due 02/15/2022 ~	2,000	2,002
Dell International LLC
5.450% due 06/15/2023	560	591
6.020% due 06/15/2026	1,000	1,157
El Paso Natural Gas Co. LLC 8.625% due 01/15/2022	1,400	1,403
Emory University 2.143% due 09/01/2030	1,300	1,319
Enbridge, Inc.
0.660% (US0003M + 0.500%) due 02/18/2022 ~	6,000	6,002
2.900% due 07/15/2022	3,800	3,838
Entergy Louisiana LLC 0.620% due 11/17/2023	7,000	6,946
ERAC USA Finance LLC 2.700% due 11/01/2023	1,900	1,949
Expedia Group, Inc. 6.250% due 05/01/2025	2,042	2,305
Georgetown University 2.247% due 04/01/2030	4,500	4,472
Gilead Sciences, Inc. 2.500% due 09/01/2023	393	402
Harvest Operations Corp. 1.000% due 04/26/2024	6,100	6,061
Humana, Inc. 0.650% due 08/03/2023	9,600	9,554
Hyundai Capital America 0.800% due 04/03/2023	4,100	4,083
Imperial Brands Finance PLC
3.125% due 07/26/2024	5,500	5,686
3.500% due 02/11/2023	3,800	3,872
JetBlue Pass-Through Trust 2.750% due 11/15/2033	7,317	7,396
Olympus Corp. 2.143% due 12/08/2026	800	806
Oracle Corp.
1.650% due 03/25/2026 (e)	200	199
2.650% due 07/15/2026	400	412
2.950% due 11/15/2024	2,000	2,081
Owens Corning
3.400% due 08/15/2026	600	636
4.200% due 12/01/2024	400	428
Panasonic Corp. 2.536% due 07/19/2022	2,000	2,016
PeaceHealth Obligated Group 1.375% due 11/15/2025	3,100	3,083
Penske Truck Leasing Co. LP 2.700% due 03/14/2023	300	306
Petronas Capital Ltd. 3.500% due 04/21/2030	5,500	5,957
Philip Morris International, Inc. 2.125% due 05/10/2023	700	711
Raytheon Technologies Corp. 3.200% due 03/15/2024	2,036	2,120
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	4,400	4,335
Reynolds American, Inc. 4.850% due 09/15/2023	2,800	2,974
Sabine Pass Liquefaction LLC
5.625% due 04/15/2023	2,000	2,092
5.625% due 03/01/2025	5,000	5,555
Sutter Health
2.294% due 08/15/2030	7,700	7,698
3.695% due 08/15/2028	4,300	4,748
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,871	1,862
3.100% due 01/07/2030	947	977
3.450% due 01/07/2030	710	721
4.550% due 02/25/2033	3,937	4,247
5.875% due 04/15/2029	8,310	9,119

		240,492

UTILITIES 2.7%
American Electric Power Co., Inc.
0.612% (US0003M + 0.480%) due 11/01/2023 ~	5,600	5,601
0.750% due 11/01/2023	4,700	4,670
AT&T, Inc.
2.550% due 12/01/2033	5,215	5,107
4.300% due 02/15/2030	5,699	6,421
Atmos Energy Corp. 0.578% (US0003M + 0.380%) due 03/09/2023 ~	3,300	3,301
Black Hills Corp. 1.037% due 08/23/2024	10,100	9,980

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

DTE Electric Co. 1.900% due 04/01/2028	3,000	2,972
Midwest Connector Capital Co. LLC
3.625% due 04/01/2022	1,000	1,002
3.900% due 04/01/2024	200	207
National Rural Utilities Cooperative Finance Corp. 2.700% due 02/15/2023	8,500	8,658
NBN Co. Ltd. 1.450% due 05/05/2026	9,000	8,872
Pacific Gas & Electric Co.
1.367% due 03/10/2023	4,400	4,374
1.691% (US0003M + 1.480%) due 06/16/2022 ~	5,900	5,902
1.750% due 06/16/2022	5,300	5,300
3.000% due 06/15/2028	2,400	2,419
3.300% due 03/15/2027	3,000	3,055
PacifiCorp 2.950% due 06/01/2023	200	205
PECO Energy Co. 2.375% due 09/15/2022	1,000	1,009
Public Service Co. of New Hampshire 3.500% due 11/01/2023	329	343
S.A. Global Sukuk Ltd. 1.602% due 06/17/2026	3,900	3,844
Sempra Energy 3.400% due 02/01/2028	2,000	2,131
Southern California Edison Co.
0.700% due 04/03/2023	8,600	8,561
0.700% due 08/01/2023	4,000	3,976
0.975% due 08/01/2024	4,000	3,964
1.100% due 04/01/2024	4,300	4,286
3.500% due 10/01/2023	2,130	2,209
Southern California Gas Co. 0.548% (US0003M + 0.350%) due 09/14/2023 ~	5,000	4,995

		113,364

Total Corporate Bonds & Notes (Cost $1,244,965)		1,255,935

MUNICIPAL BONDS & NOTES 4.3%
ALABAMA 0.0%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.263% due 09/15/2032	1,545	1,760

CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, Series 2019 2.574% due 04/01/2031	8,500	8,763
California State University Revenue Notes, Series 2020
1.338% due 11/01/2027	1,000	982
1.490% due 11/01/2028	5,400	5,288
1.690% due 11/01/2029	4,400	4,292
1.740% due 11/01/2030	2,600	2,505
Fresno County, California Revenue Bonds, (FGIC Insured), Series 2004 0.000% due 08/15/2030 (c)	4,200	3,354
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
1.711% due 06/01/2024	3,300	3,315
2.332% due 06/01/2027	8,000	8,060
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010 4.530% due 06/01/2022	1,850	1,882
Los Angeles County, California Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation Notes, Series 2016 2.000% due 09/01/2023	400	408
Marin County, California Revenue Bonds, (NPFGC Insured), Series 2003 5.410% due 08/01/2026	2,495	2,797
Monterey Park, California Revenue Notes, Series 2021
1.630% due 06/01/2028	250	244
1.893% due 06/01/2030	300	294
Riverside, California Electric Revenue Bonds, (BABs), Series 2010 7.605% due 10/01/2040	500	814
San Francisco, California Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010 5.500% due 11/01/2025	5,210	5,727
University of California Revenue Notes, Series 2017
2.719% due 05/15/2024	500	520
3.063% due 07/01/2025	5,200	5,531
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	1,200	1,179

		55,955

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Notes, Series 2018 3.405% due 10/01/2024	300	317

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

Miami-Dade County, Florida Revenue Notes, Series 2021 1.936% due 10/01/2028	1,000	992

		1,309

GEORGIA 0.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority, Georgia Revenue Notes, Series 2015 2.800% due 07/01/2022	1,080	1,094

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2020
0.802% due 10/01/2024	10,670	10,593
0.852% due 10/01/2025	3,850	3,787

		14,380

IDAHO 0.2%
Idaho Energy Resources Authority Revenue Notes, Series 2017
2.297% due 09/01/2023	2,100	2,154
2.447% due 09/01/2024	4,400	4,564

		6,718

KANSAS 0.1%
Wyandotte County-Kansas City Unified Government Utility System Revenue Notes, Series 2020
1.861% due 09/01/2028	2,000	2,003
1.961% due 09/01/2029	600	599

		2,602

MICHIGAN 0.1%
Michigan Finance Authority Revenue Notes, Series 2019
2.466% due 12/01/2025	1,100	1,141
2.596% due 12/01/2026	1,400	1,459

		2,600

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997 0.000% due 02/15/2024 (c)	4,300	4,175

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.355% due 11/15/2023	600	647
6.814% due 11/15/2040	500	714
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, (BABs), Series 2010 4.525% due 11/01/2022	9,000	9,292
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2010 5.008% due 08/01/2027	900	1,049
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2018 3.250% due 08/01/2023	805	835
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2019
2.010% due 05/01/2025	3,000	3,067
2.980% due 11/01/2027	7,000	7,448
New York State Dormitory Authority Revenue Notes, Series 2019 2.839% due 07/01/2022	1,000	1,012
New York State Dormitory Authority Revenue Notes, Series 2020 2.727% due 02/15/2029	2,150	2,225
New York State Thruway Authority Revenue Bonds, Series 2019 2.900% due 01/01/2035	2,100	2,194
New York State Urban Development Corp. Revenue Notes, Series 2019 2.150% due 03/15/2025	5,600	5,763
New York State Urban Development Corp. Revenue Notes, Series 2020
1.496% due 03/15/2027	9,400	9,323
1.777% due 03/15/2028	4,000	3,988
Port Authority of New York & New Jersey Revenue Bonds, Series 2009 5.859% due 12/01/2024	2,500	2,828

		50,385

OHIO 0.2%
JobsOhio Beverage System Revenue Bonds, Series 2013 3.985% due 01/01/2029	6,035	6,681

SOUTH DAKOTA 0.1%
Educational Enhancement Funding Corp., South Dakota Revenue Notes, Series 2021
1.245% due 06/01/2025	1,800	1,773

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.495% due 06/01/2026	2,500	2,453

		4,226

TEXAS 0.2%
North Texas Tollway Authority Revenue Notes, Series 2020 1.464% due 01/01/2027	2,750	2,723
Texas Transportation Commission State Highway Fund Revenue Bonds, (BABs), Series 2010 5.028% due 04/01/2026	2,205	2,431
Texas Transportation Commission State Highway Fund Revenue Bonds, Series 2020 4.000% due 10/01/2033	2,500	2,991

		8,145

UTAH 0.1%
Utah Municipal Power Agency Revenue Bonds, Series 2016 3.237% due 07/01/2028	2,000	2,094
Utah State General Obligation Bonds, (BABs), Series 2009 4.554% due 07/01/2024	415	437
Utah State General Obligation Bonds, (BABs), Series 2010 3.539% due 07/01/2025	500	523

		3,054

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020
1.820% due 06/01/2026	3,300	3,282
2.020% due 06/01/2027	4,400	4,375
2.351% due 06/01/2028	3,000	3,010

		10,667

WISCONSIN 0.1%
Wisconsin State Revenue Notes, Series 2016 1.899% due 05/01/2022	400	402
Wisconsin State Revenue Notes, Series 2020
2.196% due 05/01/2027	3,300	3,387
2.299% due 05/01/2028	2,100	2,159

		5,948

Total Municipal Bonds & Notes (Cost $178,024)		179,699

U.S. GOVERNMENT AGENCIES 29.1%
Fannie Mae
0.342% due 06/25/2037 •	202	203
0.352% due 11/25/2045 •	527	530
0.402% due 12/25/2045 •	326	329
0.452% due 03/25/2035 - 03/25/2046 •	608	611
0.486% due 11/25/2046 •	565	565
0.492% due 03/25/2036 •	443	443
0.506% due 11/25/2046 - 12/25/2056 •	4,731	4,732
0.526% due 12/25/2046 •	3,531	3,534
0.536% due 07/25/2046 - 10/25/2046 •	4,919	4,925
0.586% due 01/25/2047 •	3,237	3,242
0.750% due 11/25/2050	17,777	16,905
0.832% due 06/25/2040 •	196	201
1.738% due 07/01/2034 •	200	208
2.292% due 10/01/2037 •	242	258
Federal Home Loan Bank 1.500% due 08/15/2024	13,700	13,923
Freddie Mac
0.410% due 09/15/2035 •	10	10
0.436% due 10/15/2037 - 10/15/2040 •	8,058	8,115
0.510% due 02/15/2041 •	243	247
0.526% due 07/15/2040 •	2,924	2,961
0.560% due 04/15/2041 •	72	72
0.580% due 11/15/2036 •	68	69
0.586% due 07/15/2041 - 03/15/2042 •	7,918	8,035
0.650% due 10/27/2025	37,000	36,207
0.660% due 04/15/2041 •	594	604
0.800% due 10/28/2026	37,900	36,880
1.000% due 12/15/2040 - 05/25/2047	38,865	38,491
1.250% due 12/15/2044	2,123	2,079
2.214% due 07/15/2035 •	1,730	1,740
2.491% due 12/25/2028	5,467	5,622
2.500% due 09/25/2048	6,766	6,913
2.864% due 10/25/2026	2,807	2,925
3.000% due 10/01/2046 - 05/01/2048	18,358	19,172
3.026% due 04/25/2027	1,669	1,754
3.065% due 08/25/2022	2,343	2,356
3.500% due 06/01/2044 - 10/01/2048	1,339	1,428
4.000% due 09/01/2048 - 05/01/2049	13,450	14,316
4.500% due 10/01/2048 - 02/01/2049	5,946	6,379
Ginnie Mae
0.531% due 08/20/2066 •	5	5

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.545% due 09/20/2065 •	4,451	4,462
0.621% due 07/20/2063 •	1,752	1,758
0.651% due 06/20/2065 •	8,822	8,871
0.681% due 03/20/2065 •	3,898	3,928
0.731% due 12/20/2064 - 06/20/2066 •	12,149	12,220
0.761% due 08/20/2061 •	1	1
0.811% due 09/20/2063 •	233	234
0.831% due 10/20/2063 - 09/20/2065 •	518	524
0.851% due 02/20/2066 •	67	67
0.881% due 05/20/2066 •	4,015	4,066
0.961% due 04/20/2066 •	7,148	7,249
0.981% due 04/20/2066 •	7,036	7,151
1.001% due 07/20/2065 •	305	310
1.031% due 12/20/2066 •	5,875	5,968
1.081% due 01/20/2067 •	5,618	5,728
1.231% due 03/20/2066 •	2,739	2,803
1.500% due 10/20/2045	8,039	7,990
3.000% due 01/20/2067	6,919	7,164
3.500% due 09/20/2045	2,021	2,137
Ginnie Mae, TBA 2.500% due 02/01/2052	120,300	122,936
Tennessee Valley Authority STRIPS 7.125% due 05/01/2030	10,000	14,236
Uniform Mortgage-Backed Security
3.000% due 01/01/2035 - 03/01/2050	24,496	25,680
3.500% due 03/01/2024 - 07/01/2048	11,862	12,585
4.000% due 05/01/2047 - 09/01/2048	7,310	7,794
4.500% due 08/01/2048	6,842	7,332
5.000% due 04/01/2023 - 11/01/2044	2,541	2,842
5.500% due 04/01/2023 - 02/01/2042	1,119	1,269
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	35,200	35,984
2.500% due 01/01/2052 - 02/01/2052	457,400	465,532
3.000% due 02/01/2052	193,400	200,076

Total U.S. Government Agencies (Cost $1,224,041)		1,225,886

U.S. TREASURY OBLIGATIONS 32.3%
U.S. Treasury Notes
0.125% due 01/15/2024	84,000	82,947
0.250% due 08/31/2025	12,000	11,625
0.250% due 10/31/2025	103,400	99,951
0.375% due 08/15/2024	148,000	146,063
0.375% due 12/31/2025	36,800	35,676
0.375% due 01/31/2026	44,450	43,014
0.750% due 03/31/2026	135,700	133,134
0.750% due 01/31/2028	234,400	225,775
0.875% due 06/30/2026	63,000	62,008
0.875% due 09/30/2026	150,000	147,375
1.000% due 07/31/2028	30,000	29,214
1.125% due 02/29/2028	42,800	42,188
1.250% due 03/31/2028	64,200	63,643
1.250% due 04/30/2028	122,200	121,116
1.250% due 09/30/2028	19,000	18,783
1.375% due 01/31/2022	17,000	17,017
1.375% due 01/31/2025	7,100	7,182
1.500% due 10/31/2024	1,500	1,524
1.500% due 11/30/2024	11,500	11,682
1.750% due 12/31/2024	47,000	48,080
2.000% due 04/30/2024 (h)	9,690	9,954
2.250% due 04/30/2024 (h)	1,600	1,653

Total U.S. Treasury Obligations (Cost $1,380,352)		1,359,604

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
225 Liberty Street Trust 3.597% due 02/10/2036	1,200	1,269
AREIT Trust
1.184% due 09/14/2036 •	1,047	1,047
1.190% due 07/17/2026 •	3,700	3,704
Banc of America Commercial Mortgage Trust
3.019% due 07/15/2049	7,332	7,591
3.441% due 09/15/2048	5,882	6,147
BANK
1.805% due 11/15/2053	6,000	5,984
2.808% due 10/17/2052	1,600	1,682
2.897% due 11/15/2062	3,728	3,936
2.933% due 09/15/2062	10,300	10,864
3.279% due 11/15/2054	5,300	5,608
3.432% due 05/15/2062	2,000	2,153
3.623% due 04/15/2052	2,500	2,710
Benchmark Mortgage Trust
2.615% due 12/15/2054	1,626	1,686
2.888% due 08/15/2057	4,319	4,558
2.957% due 12/15/2062	6,100	6,449
3.780% due 02/15/2051 ~	1,100	1,174

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.232% due 01/15/2052	5,700	6,460
BX Commercial Mortgage Trust 0.840% due 10/15/2036 •	1,600	1,591
BXMT Ltd. 1.564% due 11/15/2037 •	8,000	8,007
Cantor Commercial Real Estate Lending 2.817% due 11/15/2052	8,300	8,729
CD Mortgage Trust 3.317% due 05/10/2050	3,000	3,140
Citigroup Commercial Mortgage Trust
3.024% due 09/10/2045	3,684	3,706
3.268% due 09/15/2050	3,600	3,770
3.962% due 03/10/2051	4,800	5,184
Commercial Mortgage Trust
2.873% due 08/15/2057	1,700	1,786
3.091% due 10/10/2049	3,700	3,888
3.317% due 09/10/2050	3,100	3,259
3.432% due 08/10/2048	1,401	1,451
3.497% due 05/10/2048	1,500	1,585
3.510% due 09/10/2050	4,200	4,531
3.694% due 08/10/2047	2,200	2,311
3.796% due 08/10/2047	3,250	3,431
3.902% due 07/10/2050	2,200	2,346
4.228% due 05/10/2051	3,800	4,266
Credit Suisse Commercial Mortgage Trust 1.077% due 06/15/2034 •	200	199
Credit Suisse Mortgage Capital Trust 1.460% due 10/15/2037 •	5,300	5,306
CSAIL Commercial Mortgage Trust
2.957% due 09/15/2052	9,031	9,527
3.808% due 11/15/2048	5,600	5,997
DBUBS Mortgage Trust 3.452% due 10/10/2034	6,100	6,347
Extended Stay America Trust 1.190% due 07/15/2038 •	25,766	25,840
GPMT Ltd. 1.354% due 07/16/2035 •	7,933	7,939
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032	5,000	5,070
GS Mortgage Securities Trust
2.909% due 09/01/2052	7,600	8,027
3.396% due 02/10/2048	2,600	2,727
3.801% due 01/10/2047	3,142	3,220
3.871% due 07/10/2046 ~	7,000	7,130
HPLY Trust 1.110% due 11/15/2036 •	4,474	4,471
Independence Plaza Trust 3.763% due 07/10/2035	3,300	3,419
JP Morgan Chase Commercial Mortgage Securities Trust 0.960% due 12/15/2036 •	6,000	6,003
JPMBB Commercial Mortgage Securities Trust
3.144% due 06/15/2049	2,900	3,039
3.562% due 12/15/2048	1,175	1,226
3.611% due 05/15/2048	2,000	2,116
3.639% due 11/15/2047	3,000	3,160
3.670% due 09/15/2047	1,690	1,761
3.801% due 08/15/2048	1,494	1,588
JPMDB Commercial Mortgage Securities Trust
2.982% due 11/13/2052	3,200	3,380
2.994% due 12/15/2049	295	306
3.242% due 10/15/2050	3,900	4,099
LUXE Commercial Mortgage Trust
1.090% due 11/15/2026 •	3,200	3,202
1.160% due 10/15/2038 •	3,000	3,004
MF1 Multifamily Housing Mortgage Loan Trust 1.014% due 07/15/2036 •	20,724	20,712
Morgan Stanley Bank of America Merrill Lynch Trust 3.306% due 04/15/2048	2,000	2,095
Morgan Stanley Capital Trust
1.279% due 12/15/2023 •	8,300	8,316
2.606% due 08/15/2049	1,291	1,326
3.067% due 11/15/2052	6,200	6,600
3.587% due 12/15/2050	700	760
3.809% due 12/15/2048	2,000	2,142
NYO Commercial Mortgage Trust 1.205% due 11/15/2038 •	14,300	14,258
PFP Ltd.
1.078% due 04/14/2036 •	1,658	1,659
1.109% due 08/09/2037 •	8,000	7,990
1.158% due 04/14/2037 •	1,013	1,013
Ready Capital Mortgage Financing LLC 1.102% due 04/25/2038 •	4,447	4,430
SFO Commercial Mortgage Trust 1.260% due 05/15/2038 •	7,100	7,112
SREIT Trust 0.810% due 10/15/2038 •	3,500	3,433

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

UBS Commercial Mortgage Trust
2.866% due 10/15/2052	7,069	7,417
2.987% due 12/15/2052	930	983
3.215% due 08/15/2050	4,550	4,775
3.366% due 10/15/2050	2,700	2,836
3.504% due 12/15/2050	8,400	8,886
3.903% due 02/15/2051	3,500	3,753
4.195% due 08/15/2051	1,200	1,311
VMC Finance LLC 1.204% due 06/16/2036 •	3,491	3,490
Wells Fargo Commercial Mortgage Trust
2.651% due 02/15/2053	1,400	1,456
2.652% due 08/15/2049	1,600	1,657
2.788% due 07/15/2048	225	231
2.991% due 02/15/2048	159	163
3.306% due 05/15/2048	175	181
3.311% due 06/15/2052	4,750	5,121
3.395% due 10/15/2050	3,400	3,583
3.461% due 07/15/2058	657	679
3.540% due 05/15/2048	1,500	1,588
4.147% due 06/15/2051	1,400	1,527

Total Non-Agency Mortgage-Backed Securities (Cost $391,303)		395,589

ASSET-BACKED SECURITIES 6.7%
ACREC Ltd. 1.254% due 10/16/2036 •	4,400	4,394
Anchorage Capital CLO Ltd.
1.264% due 07/15/2032 •	15,500	15,562
1.268% due 07/22/2032 •	4,000	4,016
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •	4,000	3,990
Apidos CLO 1.022% due 07/18/2029 •	900	899
Apres Static CLO Ltd. 1.194% due 10/15/2028 •	10,278	10,283
Arbor Realty Commercial Real Estate Notes Ltd. 1.440% due 11/15/2036 •	5,000	5,010
Ares CLO Ltd.
1.172% due 04/18/2031 •	10,200	10,192
1.178% due 04/22/2031 •	6,000	5,995
BDS Ltd. 1.450% due 12/18/2036 •	4,000	4,005
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •	1,200	1,200
BlueMountain CLO Ltd. 1.052% due 07/18/2027 •	1,509	1,509
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •	4,500	4,497
Carrington Mortgage Loan Trust 1.252% due 10/20/2029 •	4,200	4,199
Catamaran CLO Ltd. 1.228% due 04/22/2030 •	14,724	14,668
CLNC Ltd. 1.414% due 08/20/2035 •	10,000	10,005
DLLAD LLC 0.350% due 09/20/2024	3,500	3,493
ECMC Group Student Loan Trust
0.853% due 02/27/2068 •	4,338	4,337
0.903% due 09/25/2068 •	5,817	5,865
1.102% due 01/27/2070 •	10,505	10,649
1.153% due 05/25/2067 •	3,365	3,417
Gallatin CLO Ltd. 1.177% due 07/15/2031 •	3,180	3,180
GPMT Ltd.
1.403% due 02/22/2036 •	3,021	3,021
1.454% due 12/15/2036 •	1,500	1,501
KKR CLO Ltd. 1.062% due 07/18/2030 •	1,900	1,900
LCCM Trust 1.310% due 12/13/2038 •	1,000	998
LoanCore Issuer Ltd. 1.410% due 11/15/2038 •	6,100	6,104
MF1 Ltd. 1.864% due 11/15/2035 •	7,800	7,840
Mountain View CLO LLC 1.212% due 10/16/2029 •	2,000	2,001
Navient Student Loan Trust
0.483% due 03/25/2067 •	2,318	2,319
0.903% due 07/26/2066 •	3,290	3,307
Nelnet Student Loan Trust 0.703% due 03/25/2030 •	1,276	1,282
Oaktree CLO Ltd. 3.038% due 10/20/2032 •	1,500	1,501
OCP CLO Ltd. 1.252% due 07/20/2029 •	4,200	4,201

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

OSD CLO Ltd. 0.877% due 04/17/2031 •	7,400	7,400
OZLM Ltd. 1.274% due 07/20/2032 •	5,200	5,203
Palmer Square Loan Funding Ltd.
0.971% due 07/20/2029 •	8,500	8,494
1.056% due 11/15/2026 •	990	991
1.102% due 04/20/2027 •	1,396	1,397
Rad CLO Ltd. 1.321% due 07/24/2032 •	2,800	2,800
Romark CLO Ltd. 1.154% due 10/23/2030 •	4,000	4,001
Saranac CLO Ltd. 1.259% due 08/13/2031 •	2,000	2,000
SBA Tower Trust 3.869% due 10/15/2049 þ	1,700	1,762
Shackleton CLO Ltd. 1.052% due 10/20/2027 •	1,577	1,578
SLC Student Loan Trust
0.216% due 05/15/2029 •	2,341	2,317
0.313% due 03/15/2027 •	257	257
1.053% due 11/25/2042 •	753	757
SLM Student Loan Trust
0.244% due 01/25/2027 •	592	590
0.264% due 10/25/2028 •	3,410	3,401
0.673% due 12/15/2027 •	531	531
0.724% due 10/25/2029 •	2,678	2,687
Starwood Commercial Mortgage Trust 1.309% due 04/18/2038 •	10,000	10,000
TICP CLO Ltd. 0.972% due 04/20/2028 •	2,003	2,004
TPG Real Estate Finance Ltd. 1.314% due 10/15/2034 •	8,613	8,619
Venture CLO Ltd.
1.004% due 07/15/2027 •	1,070	1,070
1.122% due 07/20/2030 •	10,700	10,687
1.152% due 04/20/2029 •	3,661	3,663
1.182% due 07/20/2030 •	4,100	4,101
1.304% due 07/30/2032 •	3,000	3,002
Vibrant CLO Ltd. 1.240% due 07/20/2032 •	10,300	10,305
Voya CLO Ltd. 1.072% due 04/17/2030 •	7,900	7,898
Wellfleet CLO Ltd. 1.022% due 04/20/2029 •	7,328	7,327

Total Asset-Backed Securities (Cost $281,831)		282,182

SOVEREIGN ISSUES 0.8%
Export-Import Bank of Korea 1.875% due 02/12/2025	6,400	6,505
Province of Ontario
2.500% due 04/27/2026	5,000	5,238
3.050% due 01/29/2024	4,000	4,180
3.200% due 05/16/2024	3,750	3,949
Province of Quebec
2.375% due 01/31/2022	4,700	4,707
2.875% due 10/16/2024	3,750	3,939
Qatar Government International Bond
3.375% due 03/14/2024	1,600	1,677
3.875% due 04/23/2023	2,500	2,601

Total Sovereign Issues (Cost $32,093)		32,796

SHORT-TERM INSTRUMENTS 6.7%
REPURCHASE AGREEMENTS (f) 1.4%		60,326

U.S. TREASURY BILLS 4.6%
0.052% due 01/11/2022 - 04/07/2022 (a)(b)(c)(h)	195,300	195,290

U.S. TREASURY CASH MANAGEMENT BILLS 0.7%
0.056% due 03/08/2022 (c)(d)	29,300	29,298

Total Short-Term Instruments (Cost $284,908)		284,914

Total Investments in Securities (Cost $5,017,517)		5,016,605

Total Investments 119.2% (Cost $5,017,517)		$5,016,605
Financial Derivative Instruments (g)(j) (0.0)%(Cost or Premiums, net $1,502)		(271)
Other Assets and Liabilities, net (19.2)%		(808,722)

Net Assets 100.0%		$4,207,612

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.572%	06/03/2031	05/26/2020		$6,600	$6,664	0.16%
Oracle Corp.				1.650	03/25/2026	03/22/2021		200	199	0.00

								$6,800	$6,863	0.16%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	12/31/2021	01/03/2022	$426		U.S. Treasury Notes 1.250% due 03/31/2028		$(434)	$426	$426
SGY	0.040	12/31/2021	01/03/2022	59,900		U.S. Treasury Notes 1.250% due 09/30/2028		(61,126)	59,900	59,900

Total Repurchase Agreements								$(61,560)	$60,326	$60,326

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2022	356	$(52,132)	$(749)		$0	$(94)
U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	129	(25,429)	(406)		0	(202)

Total Futures Contracts							$(1,155)		$0	$(296)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at December 31, 2021(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.510%	$3,900	$(147)	$214	$67	$0	$(1)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.540	900	12	5	17	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.618	3,800	57	8	65	0	(2)
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.679	900	8	6	14	0	0
Boeing Co.	1.000	Quarterly	06/20/2023	0.593	5,700	22	14	36	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2026	1.035	2,900	(19)	15	(4)	0	0

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

General Electric Co.	1.000	Quarterly	12/20/2026	0.675	1,800	24	5	29	1	0

$(43)	$267	$224	$1	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-35 5-Year Index	1.000%	Quarterly	12/20/2025	$600	$15	$0	$15	$0	$0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	2,900	71	1	72	1	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	61,700	1,459	72	1,531	27	0

$1,545	$73	$1,618	$28	$0

Total Swap Agreements	$1,502	$340	$1,842	$29	$(4)

(h)

Securities with an aggregate market value of $10,218 and cash of $4,290 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$902,079	$0	$902,079
Industrials	0	240,492	0	240,492
Utilities	0	113,364	0	113,364
Municipal Bonds & Notes
Alabama	0	1,760	0	1,760
California	0	55,955	0	55,955
Florida	0	1,309	0	1,309
Georgia	0	1,094	0	1,094
Hawaii	0	14,380	0	14,380
Idaho	0	6,718	0	6,718
Kansas	0	2,602	0	2,602
Michigan	0	2,600	0	2,600
New Jersey	0	4,175	0	4,175
New York	0	50,385	0	50,385
Ohio	0	6,681	0	6,681
South Dakota	0	4,226	0	4,226
Texas	0	8,145	0	8,145
Utah	0	3,054	0	3,054
West Virginia	0	10,667	0	10,667
Wisconsin	0	5,948	0	5,948
U.S. Government Agencies	0	1,225,886	0	1,225,886
U.S. Treasury Obligations	0	1,359,604	0	1,359,604
Non-Agency Mortgage-Backed Securities	0	395,589	0	395,589
Asset-Backed Securities	0	282,182	0	282,182
Sovereign Issues	0	32,796	0	32,796
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	60,326	0	60,326
U.S. Treasury Bills	0	195,290	0	195,290
U.S. Treasury Cash Management Bills	0	29,298	0	29,298

$0	$5,016,605	$0	$5,016,605

Total Investments	$0	$5,016,605	$0	$5,016,605

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$29	$0	$29

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(300)	$0	$(300)

Schedule of Investments PIMCO Moderate Duration Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Financial Derivative Instruments	$0	$(271)	$0	$(271)

Totals	$0	$5,016,334	$0	$5,016,334

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 217.2% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Ambac Assurance Corp. 5.100% due 12/31/2099 (e)	$38	$51

INDUSTRIALS 0.1%
CVS Pass-Through Trust 6.036% due 12/10/2028	927	1,057

Total Corporate Bonds & Notes (Cost $976)		1,108

MUNICIPAL BONDS & NOTES 0.3%
TEXAS 0.3%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC Insured), Series 1999 0.000% due 08/01/2034 (d)	7,990	4,297

Total Municipal Bonds & Notes (Cost $5,220)		4,297

U.S. GOVERNMENT AGENCIES 184.6%
Fannie Mae
0.147% due 07/25/2037 •	353	347
0.152% due 12/25/2036 •	971	963
0.200% due 02/25/2043 •(a)	2,479	18
0.233% due 06/25/2032 •	1	1
0.302% due 09/26/2033 •	12	12
0.323% due 07/25/2032 •	91	90
0.396% due 03/01/2035 •	46	46
0.452% due 02/25/2033 •	10	10
0.502% due 06/25/2029 - 04/25/2032 •	43	43
0.504% due 04/18/2028 - 12/18/2032 •	16	16
0.552% due 06/25/2046 •	1,118	1,128
0.554% due 10/18/2030 •	10	10
0.602% due 06/25/2030 - 11/25/2059 •	15,257	15,467
0.604% due 09/18/2027 •	10	10
0.752% due 09/25/2023 •	1	1
0.802% due 10/25/2037 •	2,278	2,336
1.002% due 04/25/2032 •	16	16
1.202% due 05/25/2023 •	1	1
1.284% due 08/01/2042 - 10/01/2044 •	913	933
1.432% due 10/25/2046 ~(a)	362	17
1.437% due 04/25/2046 ~(a)	752	44
1.475% due 10/01/2023 - 10/01/2031 •	19	19
1.484% due 10/01/2030 - 09/01/2040 •	165	167
1.491% due 07/25/2044 ~(a)	962	48
1.522% due 11/01/2035 •	4	4
1.524% due 07/25/2052 ~(a)	702	31
1.546% due 03/25/2045 ~(a)	1,467	71
1.547% due 03/01/2035 •	18	19
1.549% due 01/25/2045 ~(a)	691	35
1.550% due 11/01/2035 •	257	258
1.614% due 05/01/2035 •	15	16
1.625% due 04/01/2033 •	67	68
1.660% due 09/01/2035 •	116	121
1.670% due 08/25/2055 ~(a)	672	36
1.682% due 07/25/2044 ~(a)	737	35
1.704% due 04/25/2055 ~(a)	1,122	57
1.711% due 06/01/2023 •	3	3
1.729% due 08/25/2054 ~(a)	1,314	86
1.754% due 02/01/2032 •	41	41
1.772% due 08/25/2044 ~(a)	553	30
1.805% due 07/01/2035 •	7	7
1.821% due 01/01/2035 •	25	26
1.843% due 07/01/2035 •	52	52
1.868% due 12/01/2035 •	23	23
1.875% due 08/01/2035 •	32	33
1.893% due 07/25/2045 ~(a)	3,015	169
1.905% due 05/25/2035 ~	69	70
1.906% due 09/01/2035 •	78	79
1.915% due 07/01/2034 •	108	108
1.930% due 03/01/2035 •	7	7

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.940% due 11/01/2035 •	93	94
1.945% due 05/01/2035 •	34	35
1.955% due 11/01/2031 •	10	10
1.957% due 09/01/2035 •	4	4
1.974% due 03/01/2025 •	1	1
1.999% due 02/01/2034 •	27	28
2.030% due 11/01/2035 •	5	5
2.050% due 02/01/2035 •	15	15
2.055% due 04/01/2022 •	1	1
2.060% due 09/01/2034 •	53	55
2.122% due 07/01/2027 •	1	1
2.125% due 06/01/2026 •	3	3
2.127% due 08/01/2029 •	13	13
2.152% due 07/01/2032 •	15	15
2.200% due 11/01/2026 •	35	36
2.204% due 02/01/2027 •	11	11
2.237% due 11/01/2025 •	2	2
2.246% due 03/01/2024 •	2	2
2.251% due 01/25/2031 ~(a)	6,800	887
2.260% due 11/01/2025 - 04/01/2030 •	14	14
2.265% due 06/01/2035 •	25	25
2.277% due 09/01/2030 •	3	4
2.287% due 02/01/2036 •	15	15
2.288% due 12/01/2031 •	3	3
2.317% due 09/01/2031 •	7	7
2.343% due 06/01/2032 •	18	18
2.350% due 05/01/2026 •	1	1
2.376% due 05/01/2027 •	9	9
2.385% due 06/01/2035 •	152	157
2.395% due 09/01/2030 •	4	4
2.408% due 01/01/2026 •	35	35
2.452% due 05/01/2036 •	35	37
2.470% due 02/01/2024 •	23	23
2.475% due 01/01/2030 •	41	41
2.610% due 12/01/2029 •	2	2
2.625% due 12/01/2023 •	2	2
2.631% due 12/01/2027 •	8	8
2.645% due 06/01/2029 •	11	11
2.661% due 05/01/2030 •	14	14
2.770% due 04/01/2032 •	3	3
2.778% due 06/01/2030 •	35	35
2.973% due 05/01/2036 •	3	3
3.000% due 11/01/2042 - 05/01/2058	14,697	15,509
3.000% due 11/25/2043 - 12/25/2048 (a)	11,324	1,191
3.184% due 05/01/2036 •	122	127
3.319% due 08/01/2029 •	1	1
3.385% due 01/01/2049 •	3,495	3,643
3.445% due 02/01/2025 •	10	10
3.455% due 02/01/2026 •	5	5
3.462% due 11/01/2048 •	1,348	1,410
3.500% due 07/01/2026 - 08/01/2026 •	2	3
3.500% due 04/25/2046 (a)	472	24
3.500% due 06/01/2056 - 01/01/2059	34,605	37,492
3.575% due 02/01/2026	9,000	9,391
3.582% due 10/25/2042 •	401	409
3.621% due 12/01/2048 •	3,506	3,673
3.647% due 11/01/2028 •	31	31
3.695% due 05/01/2036 •	2	2
3.780% due 02/01/2031 •	11	11
3.790% due 01/01/2029	2,500	2,836
3.841% due 11/01/2028 •	20	21
3.994% due 05/01/2036 •	3	3
4.000% due 09/01/2043 - 10/01/2043	278	302
4.000% due 06/25/2044 (a)	129	10
4.082% due 08/01/2028 •	20	20
4.276% due 06/01/2029 •	1	1
4.485% due 01/01/2028 •	1	1
4.500% due 02/01/2038 - 04/01/2059	14,864	16,621
4.516% due 02/01/2028 •	15	15
4.779% due 02/01/2030 •	42	42
4.940% due 09/01/2034 •	3	3
5.000% due 04/25/2023 - 11/01/2039	232	246
5.059% due 02/01/2031 •	31	32
5.094% due 01/01/2029 •	4	4
5.500% due 12/01/2035 - 11/01/2039	1,447	1,549
5.541% due 02/01/2031 •	20	21
5.724% due 12/01/2030 •	41	42
5.898% due 11/25/2049 •(a)	2,729	508
6.000% due 04/25/2031 - 02/01/2037	331	366
6.048% due 07/25/2042 - 08/25/2042 •(a)	8,823	1,152
6.089% due 10/25/2031 þ	1	1
6.300% due 06/25/2031 ~	140	141
6.300% due 10/17/2038	9	9
6.500% due 04/25/2022 - 10/25/2031	631	706
6.500% due 04/25/2038 (a)	161	39
6.850% due 12/18/2027	106	115

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

7.000% due 06/25/2022 - 09/01/2032	92	100
7.500% due 03/25/2023 - 07/25/2041	244	272
7.800% due 10/25/2022	1	1
7.800% due 06/25/2026 ~	1	1
9.102% due 10/25/2045 •	891	901
14.702% due 06/25/2042 •	379	568
Farmer Mac 8.850% due 04/25/2030 ~	47	46
Freddie Mac
0.000% due 08/15/2056 - 10/15/2058 (b)(d)	46,956	41,025
0.223% due 07/25/2031 •	40	40
0.310% due 03/15/2031 •	23	23
0.353% due 05/25/2031 •	94	93
0.360% due 07/15/2034 •	3	3
0.383% due 09/25/2031 •	65	64
0.410% due 06/15/2048 - 12/15/2048 •	4,452	4,472
0.436% due 10/15/2037 - 10/15/2040 •	10,204	10,255
0.460% due 12/15/2029 •	35	35
0.560% due 03/15/2024 - 12/15/2031 •	56	56
0.586% due 12/15/2046 •	730	737
0.610% due 02/15/2028 - 03/15/2032 •	8	8
0.652% due 01/25/2050 •	2,253	2,277
0.660% due 03/15/2032 - 03/15/2044 •	1,418	1,445
0.710% due 08/15/2035 •	350	357
0.934% due 11/25/2022 ~(a)	27,479	176
1.060% due 04/15/2031 •	361	368
1.110% due 06/15/2031 •	25	26
1.240% due 10/15/2037 ~(a)	239	10
1.310% due 07/15/2027 •	129	132
1.345% due 10/15/2037 ~(a)	86	3
1.493% due 07/01/2030 •	67	67
1.553% due 05/15/2037 ~(a)	170	8
1.656% due 10/15/2041 ~(a)	399	18
1.724% due 10/01/2023 •	22	22
1.763% due 08/15/2041 ~(a)	204	9
1.765% due 12/01/2035 •	268	280
1.788% due 03/15/2037 ~(a)	239	13
1.837% due 08/15/2036 ~(a)	359	17
1.840% due 11/15/2038 ~(a)	656	31
1.844% due 02/15/2038 ~(a)	436	20
1.875% due 10/01/2035 •	52	54
1.968% due 11/15/2036 ~(a)	629	37
1.996% due 10/01/2036 •	38	40
2.030% due 06/15/2038 ~(a)	475	29
2.125% due 08/01/2029 - 03/01/2033 •	26	25
2.145% due 11/01/2034 •	46	48
2.151% due 10/01/2027 •	3	3
2.160% due 03/01/2033 •	47	49
2.225% due 05/01/2032 •	0	1
2.250% due 10/01/2024 •	24	24
2.258% due 11/01/2027 •	38	38
2.262% due 01/01/2028 •	11	11
2.265% due 05/01/2032 •	6	6
2.268% due 08/01/2035 •	16	16
2.269% due 02/01/2029 •	5	5
2.280% due 04/01/2029 - 04/01/2031 •	2	2
2.325% due 09/01/2026 - 09/01/2027 •	10	10
2.330% due 11/01/2029 •	161	164
2.331% due 07/01/2024 •	4	4
2.339% due 07/01/2035 •	132	137
2.348% due 12/01/2032 •	8	8
2.361% due 06/01/2028 •	8	8
2.365% due 10/01/2023 •	6	6
2.368% due 08/01/2027 •	3	3
2.369% due 09/01/2028 •	4	4
2.370% due 11/01/2031 •	1	1
2.374% due 03/01/2032 •	4	4
2.375% due 11/01/2027 •	2	2
2.395% due 07/01/2027 •	4	4
2.407% due 07/01/2028 •	71	71
2.445% due 05/01/2032 •	67	67
2.452% due 05/01/2032 •	102	103
2.455% due 07/01/2030 - 08/01/2030 •	4	3
2.460% due 12/01/2026 •	4	4
2.500% due 12/15/2027 (a)	2,239	114
2.506% due 09/01/2024 •	2	2
2.512% due 02/01/2031 •	1	1
2.518% due 02/01/2027 •	36	36
2.524% due 10/01/2027 - 12/01/2029 •	20	20
2.615% due 02/01/2027 •	10	10
2.646% due 03/01/2027 •	1	1
2.679% due 10/01/2024 •	4	4
3.000% due 08/15/2032 - 08/01/2046	7,059	7,359
3.000% due 02/15/2033 - 09/15/2048 (a)	4,337	332
3.254% due 04/25/2023 ~	1,417	1,425
3.426% due 03/01/2029 •	7	7

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

3.500% due 12/15/2022 - 09/01/2032	2,003	2,136
3.500% due 08/15/2026 - 08/15/2045 (a)	14,912	1,791
3.769% due 08/15/2032 ~	14	14
4.000% due 06/01/2029 - 12/01/2048	11,699	12,724
4.000% due 01/15/2046 (a)	5,131	660
4.500% due 03/01/2029 - 06/01/2048	8,028	8,780
5.000% due 05/01/2023 - 07/01/2041	8,183	9,144
5.500% due 12/01/2022 - 06/01/2041	17,990	20,416
6.000% due 09/15/2026 - 05/01/2040	3,105	3,554
6.250% due 12/15/2028	86	96
6.500% due 09/15/2022 - 10/25/2043	1,206	1,379
7.000% due 04/15/2023 - 12/01/2032	40	44
7.000% due 10/25/2023 (a)	3	0
7.500% due 03/01/2022 - 01/15/2030	45	52
7.500% due 08/15/2029 (a)	2	0
7.645% due 05/01/2025	277	302
8.000% due 06/01/2030 - 09/01/2030	1	1
8.500% due 08/01/2024 - 08/01/2027	19	21
9.264% due 12/15/2043 •	1,913	2,332
12.002% due 05/15/2035 •	3,371	3,966
13.282% due 05/15/2041 •	4,005	4,987
15.603% due 01/15/2035 •	4,599	5,631
Ginnie Mae
0.000% due 03/20/2035 (b)(d)	252	243
0.985% due 03/16/2051 ~(a)	858	5
1.154% due 07/20/2070 - 08/20/2070 •	20,791	21,610
1.163% due 10/20/2058 •	277	281
1.180% due 01/20/2059 •	358	363
1.299% due 09/20/2045 ~(a)	1,199	31
1.354% due 10/20/2070 •	11,554	12,111
1.361% due 08/20/2045 ~(a)	398	12
1.383% due 11/20/2045 ~(a)	978	40
1.423% due 12/20/2045 ~(a)	696	23
1.439% due 06/20/2042 ~(a)	900	38
1.489% due 06/20/2042 ~(a)	831	30
1.523% due 06/20/2043 ~(a)	817	33
1.550% due 09/20/2071 •	24,986	26,965
1.625% due 07/20/2022 - 09/20/2026 ~	103	103
1.625% due 08/20/2024 - 07/20/2035 •	3,130	3,247
1.875% due 04/20/2022 - 06/20/2026 ~	202	204
1.875% due 04/20/2027 - 04/20/2033 •	1,823	1,890
2.000% due 01/20/2022 - 09/20/2026 ~	193	199
2.000% due 01/20/2027 - 02/20/2032 •	732	753
2.125% due 12/20/2027 - 12/20/2032 •	609	633
2.500% due 05/20/2025 - 10/20/2025 ~	9	9
2.500% due 03/20/2027 - 10/15/2046	2,282	2,358
2.500% due 07/20/2030 - 01/20/2034 •	1,381	1,467
3.000% due 05/20/2039 - 06/20/2046 (a)	362	20
3.000% due 12/15/2042 - 11/20/2067	19,562	20,255
3.500% due 11/15/2041 - 12/20/2051	70,090	74,816
3.500% due 08/20/2042 - 09/20/2046 (a)	8,722	863
4.000% due 09/15/2040 - 09/20/2050	31,655	34,997
4.500% due 06/15/2035 - 01/20/2049	30,446	32,930
5.000% due 03/15/2033 - 12/20/2048	14,580	16,422
5.500% due 09/15/2031 - 03/20/2049	7,004	8,005
6.000% due 09/15/2036 - 12/15/2040	1,038	1,168
6.500% due 10/15/2023 - 07/15/2039	1,468	1,653
7.000% due 09/15/2025 - 09/20/2028	10	10
7.500% due 12/15/2022 - 10/15/2031	28	28
8.000% due 06/15/2024 - 09/15/2031	41	48
8.500% due 06/15/2027 - 01/20/2031	220	232
9.000% due 06/15/2030 - 09/15/2030	21	22
9.102% due 09/20/2045 •	1,736	1,818
Ginnie Mae, TBA
2.000% due 02/01/2052	55,100	55,501
2.500% due 02/01/2052	152,150	155,484
3.000% due 02/01/2052	124,050	128,131
3.500% due 02/01/2052	53,382	55,546
4.000% due 01/01/2052 - 02/01/2052	68,850	72,537
4.500% due 01/01/2052 - 02/01/2052	37,900	40,035
Small Business Administration
5.370% due 04/01/2028	931	1,009
5.490% due 05/01/2028	938	1,015
5.870% due 05/01/2026 - 07/01/2028	794	858
6.220% due 12/01/2028	135	149
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	379	367
2.000% due 11/01/2026 - 04/01/2036	13,819	14,197
2.500% due 01/01/2032 - 04/01/2051	24,118	24,748
3.000% due 10/01/2026 - 12/01/2051	215,820	226,927
3.500% due 09/01/2025 - 05/01/2050	42,952	45,956
4.000% due 07/01/2025 - 06/01/2049	103,501	112,768
4.500% due 06/01/2024 - 01/01/2049	18,096	19,927
5.000% due 09/01/2025 - 03/01/2049	5,595	6,180
5.500% due 02/01/2022 - 02/01/2042	9,908	11,170
6.000% due 07/01/2022 - 05/01/2041	12,328	14,114

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

6.500% due 02/01/2022 - 05/01/2040	5,345	6,055
8.000% due 07/01/2030 - 05/01/2032	8	9
8.500% due 08/01/2037	5	5
9.000% due 11/01/2025	1	1
Uniform Mortgage-Backed Security, TBA
1.500% due 01/01/2037 - 01/01/2052	73,400	73,070
2.000% due 02/01/2037 - 02/01/2052	159,825	160,054
2.500% due 01/01/2037 - 02/01/2052	610,550	623,354
3.000% due 01/01/2037 - 03/01/2052	150,260	156,972
3.000% due 02/01/2052	75,770	78,385
3.500% due 01/01/2037 - 03/01/2052	205,400	215,849
4.000% due 01/01/2037	11,700	12,287
4.500% due 01/01/2052	400	429
5.000% due 01/01/2037	400	413
6.000% due 01/01/2052	1,000	1,101
Vendee Mortgage Trust
5.981% due 01/15/2030 ~	123	139
6.500% due 03/15/2029	224	237

Total U.S. Government Agencies (Cost $2,838,054)		2,855,880

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes
1.125% due 08/31/2028 (g)(i)(k)	7,400	7,258
1.250% due 09/30/2028	26,900	26,593

Total U.S. Treasury Obligations (Cost $34,048)		33,851

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.2%
Adjustable Rate Mortgage Trust 2.574% due 09/25/2035 ^~	270	257
AREIT Trust 2.784% due 04/15/2037 •	1,783	1,785
Banc of America Funding Trust
0.684% due 05/20/2035 ^•	279	264
5.753% due 10/25/2036 ^þ	621	611
6.337% due 01/25/2037 ^þ	545	540
Banc of America Mortgage Trust
2.449% due 07/25/2034 ~	1	1
2.625% due 06/20/2031 ~	63	64
2.684% due 02/25/2036 ^~	127	126
4.128% due 07/20/2032 ~	1	1
Bear Stearns Adjustable Rate Mortgage Trust
2.321% due 01/25/2034 ~	2	2
2.396% due 08/25/2033 ~	79	81
2.500% due 08/25/2033 ~	137	140
2.779% due 11/25/2030 ~	1	1
2.835% due 02/25/2033 ~	2	2
Bear Stearns ALT-A Trust
2.603% due 05/25/2035 ~	163	164
2.889% due 11/25/2036 ^~	492	320
3.070% due 11/25/2036 ~	367	269
3.241% due 11/25/2036 ^~	187	125
Bear Stearns Mortgage Securities, Inc. 2.184% due 06/25/2030 ~	1	1
Bear Stearns Structured Products, Inc. Trust 2.511% due 12/26/2046 ^~	759	685
BellaVista Mortgage Trust 0.604% due 05/20/2045 •	136	95
Chase Mortgage Finance Trust
3.081% due 09/25/2036 ^~	23	21
6.000% due 07/25/2037	1,658	1,099
Chevy Chase Funding LLC Mortgage-Backed Certificates
0.282% due 05/25/2036 •	88	84
0.352% due 08/25/2035 •	125	124
0.754% due 01/25/2035 ~	261	265
Citigroup Mortgage Loan Trust
2.470% due 05/25/2035 •	1	1
2.500% due 05/25/2051 ~	18,365	18,370
2.768% due 08/25/2035 ^~	94	81
3.228% due 09/25/2059 þ	1,712	1,715
Citigroup Mortgage Loan Trust, Inc. 2.190% due 09/25/2035 •	121	127
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037 ^	487	505
Countrywide Alternative Loan Resecuritization Trust 8.404% due 08/25/2037 ^~	89	58
Countrywide Alternative Loan Trust
0.304% due 07/20/2046 ^•	355	279
0.384% due 09/20/2046 •	5,915	4,064
0.452% due 06/25/2047 ^•	2	0
0.482% due 09/25/2046 ^•	2,832	2,697
0.502% due 05/25/2036 •	34	32
0.522% due 05/25/2035 •	558	548
0.542% due 05/25/2035 •	80	76
0.602% due 05/25/2035 •	151	128

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.602% due 09/25/2046 ^•	3,693	3,088
0.602% due 10/25/2046 ^•	427	313
0.622% due 07/25/2046 ^•	1,628	1,146
0.662% due 12/25/2035 •	191	191
0.744% due 12/20/2035 •	543	519
0.782% due 10/25/2046 ^•	1,659	1,251
6.250% due 11/25/2036 ^	721	660
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •	555	483
0.642% due 02/25/2035 •	82	80
0.682% due 04/25/2035 •	328	310
0.742% due 03/25/2035 •	40	35
0.762% due 02/25/2035 •	353	357
0.782% due 02/25/2035 •	8	7
0.782% due 03/25/2036 •	138	89
0.802% due 02/25/2036 ^•	57	28
2.012% due 06/19/2031 ~	4	4
2.086% due 09/25/2034 ^~	152	146
2.125% due 07/19/2031 ~	4	4
2.911% due 09/25/2047 ^~	297	285
2.979% due 02/20/2036 ^~	110	92
2.995% due 11/25/2037 ~	408	405
3.008% due 08/25/2034 ^~	41	42
Credit Suisse First Boston Mortgage Securities Corp.
2.484% due 06/25/2033 ~	4	4
4.967% due 06/25/2032 ~	3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.579% due 04/25/2037 ^~	1,940	788
Credit Suisse Mortgage Capital Trust
2.500% due 07/25/2056 ~	1,332	1,342
2.691% due 03/25/2060 ~	5,054	5,075
4.786% due 05/27/2053 ~	4,895	5,284
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 0.203% due 10/25/2036 ^•	8	7
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031	5	5
GreenPoint Mortgage Funding Trust
0.302% due 12/25/2046 ^•	1,566	1,529
0.642% due 04/25/2036 ^•	112	247
GreenPoint Mortgage Funding Trust Pass-Through Certificates 2.450% due 10/25/2033 ~	14	14
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	1,919	1,924
2.500% due 02/25/2052 ~	3,974	4,000
GSR Mortgage Loan Trust
0.622% due 08/25/2046 •	2,234	1,245
2.325% due 06/25/2034 ~	11	12
2.657% due 04/25/2036 ~	143	116
HarborView Mortgage Loan Trust
0.364% due 03/19/2037 •	254	237
0.544% due 05/19/2046 ^•	569	165
2.254% due 11/19/2034 ~	47	48
2.548% due 08/19/2036 ^~	82	82
2.994% due 08/19/2034 ~	789	792
3.873% due 07/19/2035 ^~	2	2
HomeBanc Mortgage Trust
0.462% due 12/25/2036 •	46	47
0.962% due 08/25/2029 •	148	146
Impac Secured Assets Trust 0.402% due 11/25/2036 •	253	245
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	2	2
IndyMac INDB Mortgage Loan Trust 0.702% due 11/25/2035 ^•	99	69
IndyMac INDX Mortgage Loan Trust
0.402% due 06/25/2037 ^•	328	163
0.522% due 05/25/2046 •	661	641
0.582% due 04/25/2035 •	54	50
0.582% due 07/25/2035 •	476	465
0.742% due 02/25/2035 •	99	97
2.455% due 01/25/2036 ^~	287	285
2.928% due 12/25/2034 ~	3	4
2.961% due 08/25/2035 ^~	528	484
3.013% due 01/25/2036 ^~	1	1
3.014% due 08/25/2036 ~	9,063	8,851
JP Morgan Mortgage Trust
1.002% due 12/25/2049 •	4,101	4,119
1.052% due 08/25/2049 •	2,240	2,243
3.000% due 01/25/2052 ~	7,713	7,929
3.000% due 04/25/2052 ~	7,250	7,395
3.000% due 05/25/2052 «~	24,300	24,220
3.240% due 10/25/2035 ~	616	596
Lehman XS Trust 0.742% due 11/25/2046 ^•	1,568	1,377
Luminent Mortgage Trust 0.462% due 12/25/2036 ^•	482	459

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
0.582% due 05/25/2037 •	381	199
0.702% due 05/25/2047 ^•	1,372	2,735
0.782% due 05/25/2047 ^•	2,047	2,567
MASTR Reperforming Loan Trust 7.000% due 08/25/2034	77	70
MASTR Seasoned Securitization Trust 2.332% due 10/25/2032 ~	124	122
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
0.810% due 11/15/2031 •	150	153
0.990% due 11/15/2031 •	19	19
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
0.550% due 12/15/2030 •	185	182
0.590% due 06/15/2030 •	135	133
Merrill Lynch Alternative Note Asset Trust 0.702% due 03/25/2037 •	963	347
Merrill Lynch Mortgage Investors Trust
0.835% due 10/25/2028 •	12	12
1.702% due 01/25/2029 ~	1,077	1,040
1.915% due 04/25/2035 ~	5	5
Morgan Stanley Mortgage Loan Trust
0.612% due 02/25/2047 •	875	402
2.332% due 07/25/2035 ^~	468	437
Mortgage Equity Conversion Asset Trust
0.770% due 01/25/2042 •	16,812	16,264
0.780% due 02/25/2042 •	2,463	2,278
0.780% due 05/25/2042 •	7,513	7,276
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	9,223	9,406
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.000% due 02/19/2030 ~	143	145
Prime Mortgage Trust 0.502% due 02/25/2034 •	14	13
Residential Accredit Loans, Inc. Trust
0.642% due 05/25/2046 ^•	431	385
3.131% due 08/25/2035 ^~	507	274
Residential Funding Mortgage Securities, Inc. Trust 2.967% due 09/25/2035 ^~	670	486
Sequoia Mortgage Trust
0.744% due 04/19/2027 •	13	13
0.804% due 10/19/2026 •	9	9
0.864% due 10/20/2027 •	120	120
1.881% due 01/20/2047 ^~	350	265
Structured Adjustable Rate Mortgage Loan Trust
0.838% due 06/25/2034 •	255	247
1.746% due 10/25/2037 ^•	945	975
2.586% due 07/25/2034 ~	17	18
2.792% due 08/25/2035 ~	7	7
2.810% due 07/25/2035 ^~	24	22
2.854% due 11/25/2035 ^~	306	291
2.944% due 01/25/2035 ~	194	197
Structured Asset Mortgage Investments Trust
0.362% due 03/25/2037 •	78	31
0.482% due 06/25/2036 •	84	84
0.522% due 05/25/2036 •	563	498
0.562% due 05/25/2045 •	701	682
0.604% due 07/19/2035 •	835	813
0.702% due 08/25/2036 ^•	2,886	2,707
0.764% due 09/19/2032 •	425	425
0.764% due 10/19/2034 •	62	62
0.804% due 03/19/2034 •	279	278
Structured Asset Mortgage Investments, Inc. 6.750% due 05/02/2030 ~	50	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 2.253% due 06/25/2033 ~	3	2
TBW Mortgage-Backed Trust
6.130% due 01/25/2037 ^þ	1,012	472
6.470% due 09/25/2036 ^þ	9,085	544
6.515% due 07/25/2037 þ	1,695	939
Thornburg Mortgage Securities Trust 1.976% due 06/25/2043 ~	210	211
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •	514	509
0.682% due 10/25/2045 •	43	43
0.742% due 01/25/2045 •	121	121
0.742% due 07/25/2045 •	20	21
0.762% due 01/25/2045 •	468	468
0.922% due 11/25/2046 •	164	155
1.082% due 02/25/2046 •	571	577
1.103% due 07/25/2044 •	69	69
1.152% due 12/25/2045 •	770	711
1.282% due 11/25/2042 •	25	25
1.475% due 01/25/2047 •	679	679
1.482% due 06/25/2042 •	106	106
1.482% due 08/25/2042 •	241	240
2.429% due 03/25/2034 ~	3	3

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.515% due 09/25/2033 ~	71	71
2.676% due 08/25/2033 ~	153	159
2.704% due 12/25/2036 ^~	540	536
2.737% due 04/25/2037 ^~	576	575
2.846% due 12/25/2035 ~	124	127
Washington Mutual Mortgage Pass-Through Certificates Trust
0.602% due 07/25/2046 ^•	7	78
3.038% due 11/25/2030 ~	89	91
6.768% due 07/25/2036 þ	2,347	809
Wells Fargo Commercial Mortgage Trust 1.722% due 10/15/2045 ~(a)	32,064	219
Wells Fargo Mortgage-Backed Securities Trust 2.604% due 07/25/2034 ~	9	9

Total Non-Agency Mortgage-Backed Securities (Cost $187,956)		189,417

ASSET-BACKED SECURITIES 17.6%
ABFS Mortgage Loan Trust 6.785% due 07/15/2033 þ	692	554
ACE Securities Corp. Home Equity Loan Trust
0.222% due 10/25/2036 •	147	78
0.762% due 11/25/2035 •	548	555
1.152% due 07/25/2034 •	271	271
AFC Home Equity Loan Trust 0.912% due 06/25/2029 •	152	120
American Money Management Corp. CLO Ltd. 0.992% due 04/17/2029 •	4,966	4,961
Amortizing Residential Collateral Trust 0.802% due 10/25/2031 •	101	99
AMRESCO Residential Securities Corp. Mortgage Loan Trust
0.732% due 09/25/2028 •	26	26
1.042% due 06/25/2029 •	181	179
Anchorage Capital CLO Ltd.
1.174% due 07/15/2030 •	4,100	4,099
1.268% due 07/22/2032 •	3,800	3,815
Apidos CLO 1.052% due 07/17/2030 •	9,000	8,989
Ares CLO Ltd. 1.178% due 04/22/2031 •	3,800	3,797
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.837% due 10/25/2035 •	5,280	5,280
Asset-Backed Funding Certificates Trust
0.802% due 06/25/2034 •	134	132
1.122% due 03/25/2032 •	201	201
Asset-Backed Securities Corp. Home Equity Loan Trust
0.182% due 05/25/2037 •	1	1
0.630% due 06/15/2031 •	183	179
Atrium Corp. 0.958% due 04/22/2027 •	2,241	2,242
Bayview Financial Acquisition Trust 0.627% due 05/28/2037 •	929	861
Bear Stearns Asset-Backed Securities Trust
0.902% due 09/25/2046 •	626	616
1.067% due 02/25/2034 •	362	361
1.302% due 10/25/2032 •	54	54
1.602% due 11/25/2042 •	193	193
2.920% due 06/25/2043 ~	11	11
Brookside Mill CLO Ltd. 0.942% due 01/17/2028 •	885	886
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •	4,100	4,097
CDC Mortgage Capital Trust 1.152% due 01/25/2033 •	123	126
Centex Home Equity Loan Trust
0.402% due 01/25/2032 •	75	74
0.952% due 01/25/2032 •	189	198
Chase Funding Trust
0.702% due 07/25/2033 •	21	20
0.742% due 08/25/2032 •	382	372
0.762% due 11/25/2032 •	132	131
CIFC Funding Ltd. 1.074% due 10/24/2030 •	6,900	6,890
CIT Group Home Equity Loan Trust 1.078% due 12/25/2031 •	184	184
CIT Mortgage Loan Trust 1.453% due 10/25/2037 •	1,993	2,003
Citigroup Global Markets Mortgage Securities, Inc. 1.453% due 01/25/2032 •	305	310
Citigroup Mortgage Loan Trust 0.162% due 07/25/2045 •	164	140
Citigroup Mortgage Loan Trust, Inc. 0.508% due 08/25/2036 •	884	884
Countrywide Asset-Backed Certificates
0.242% due 07/25/2037 •	1,035	1,000
0.302% due 09/25/2037 •	533	503
1.102% due 09/25/2032 •	1,111	1,106

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Countrywide Asset-Backed Certificates Trust 1.002% due 10/25/2047 •	1,004	1,004
Credit Suisse First Boston Mortgage Securities Corp. 0.842% due 08/25/2032 •	113	112
Credit-Based Asset Servicing & Securitization LLC 1.202% due 04/25/2032 •	7	8
Credit-Based Asset Servicing & Securitization Trust 0.172% due 01/25/2037 ^•	276	109
Delta Funding Home Equity Loan Trust 0.930% due 09/15/2029 •	10	10
Ellington Loan Acquisition Trust
1.152% due 05/25/2037 •	1,194	1,200
1.202% due 05/25/2037 •	527	527
EMC Mortgage Loan Trust 0.842% due 05/25/2040 •	172	171
Encore Credit Receivables Trust 0.792% due 07/25/2035 •	2,947	2,940
EquiFirst Mortgage Loan Trust 0.582% due 01/25/2034 •	90	87
FIRSTPLUS Home Loan Owner Trust 7.170% due 05/10/2024	354	32
Fremont Home Loan Trust 0.342% due 08/25/2036 •	6,538	2,891
Galaxy CLO Ltd. 1.094% due 10/15/2030 •	7,900	7,889
Gallatin CLO Ltd.
1.177% due 07/15/2031 •	4,100	4,100
1.180% due 01/21/2028 •	5,969	5,972
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •	37	22
GMAC Mortgage Corp. Home Equity Loan Trust 0.572% due 01/25/2029 •	19	15
GSAMP Trust
0.242% due 12/25/2036 •	1,024	687
0.402% due 10/25/2036 ^•	7,521	95
0.902% due 02/25/2033 •	110	107
Home Equity Mortgage Loan Asset-Backed Trust 0.322% due 04/25/2037 •	756	660
IMC Home Equity Loan Trust
7.520% due 08/20/2028	7	8
JP Morgan Mortgage Acquisition Trust
0.262% due 08/25/2036 •	38	22
0.362% due 03/25/2037 •	179	178
KKR CLO Ltd. 1.062% due 07/18/2030 •	3,200	3,200
LCM LP 1.172% due 10/20/2027 •	749	749
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	3,711	3,727
Long Beach Mortgage Loan Trust
0.662% due 10/25/2034 •	62	60
1.152% due 10/25/2034 •	379	377
1.527% due 03/25/2032 •	238	236
Marathon CLO Ltd. 1.030% due 11/21/2027 •	392	392
MASTR Asset-Backed Securities Trust 0.852% due 12/25/2034 ^•	514	513
Merrill Lynch Mortgage Investors Trust
0.222% due 10/25/2037 ^•	1,431	621
0.262% due 09/25/2037 •	217	124
0.822% due 06/25/2035 •	224	223
MESA Trust 0.892% due 12/25/2031 •	110	110
MidOcean Credit CLO
1.210% due 02/20/2031 •	5,800	5,799
1.229% due 01/29/2030 •	4,400	4,399
Morgan Stanley Mortgage Loan Trust
0.822% due 04/25/2037 •	226	92
5.750% due 04/25/2037 ^~	547	352
6.000% due 02/25/2037 ^~	838	645
Mountain View CLO LLC
1.162% due 01/16/2031 •	500	499
1.212% due 10/16/2029 •	6,200	6,202
Mountain View CLO Ltd. 0.942% due 10/13/2027 •	2,223	2,226
Nassau Ltd. 1.274% due 10/15/2029 •	8,000	8,002
NovaStar Mortgage Funding Trust 0.232% due 03/25/2037 •	1,809	1,405
Option One Mortgage Loan Trust
0.242% due 01/25/2037 •	570	408
0.882% due 02/25/2035 •	2,542	2,532
Option One Mortgage Loan Trust Asset-Backed Certificates 0.792% due 11/25/2035 •	339	338
OZLM Ltd. 1.182% due 04/30/2027 •	471	471

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Palmer Square Loan Funding Ltd.
1.056% due 11/15/2026 •	603	604
1.102% due 04/20/2027 •	1,563	1,564
Renaissance Home Equity Loan Trust
0.822% due 11/25/2034 •	162	158
0.862% due 12/25/2032 •	19	19
0.972% due 08/25/2033 •	213	210
1.302% due 08/25/2032 •	310	310
Residential Asset Mortgage Products Trust
0.702% due 03/25/2036 •	96	95
1.047% due 09/25/2035 •	1,829	1,824
Residential Asset Securities Corp. Trust 0.682% due 06/25/2033 •	52	50
Romark CLO Ltd. 1.154% due 10/23/2030 •	33,700	33,709
SACO Trust 0.622% due 06/25/2036 ^•	39	38
Securitized Asset-Backed Receivables LLC Trust 0.222% due 12/25/2036 ^•	2,191	717
SLM Student Loan Trust
1.403% due 12/15/2033 •	2,070	2,077
1.624% due 04/25/2023 •	9,511	9,584
SMB Private Education Loan Trust 0.940% due 09/15/2037 •	9,438	9,472
Sound Point CLO Ltd. 1.024% due 01/23/2029 •	6,000	6,000
Soundview Home Loan Trust 0.162% due 11/25/2036 •	65	26
Structured Asset Investment Loan Trust
1.032% due 06/25/2035 •	11,234	11,190
1.077% due 09/25/2034 •	282	282
1.377% due 12/25/2034 •	976	985
Structured Asset Securities Corp. Trust 0.792% due 09/25/2035 •	659	652
Symphony CLO Ltd. 1.004% due 04/15/2028 •	1,363	1,362
TICP CLO Ltd. 0.972% due 04/20/2028 •	5,189	5,188
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	10,245	10,458
Tralee CLO Ltd. 1.452% due 07/20/2029 •	11,009	11,024
UCFC Manufactured Housing Contract 7.900% due 01/15/2028 ^~	314	292
UPS Capital Business Credit 2.345% due 04/15/2026 •	75	1
Utah State Board of Regents 0.853% due 01/25/2057 •	8,682	8,558
Venture CLO Ltd.
0.944% due 04/15/2027 •	1,065	1,065
1.004% due 04/15/2027 •	7,820	7,819
1.004% due 07/15/2027 •	1,436	1,436
1.206% due 08/28/2029 •	9,000	8,996
1.262% due 04/20/2032 •	4,000	3,995
Wellfleet CLO Ltd. 1.022% due 04/20/2029 •	2,415	2,415
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 1.047% due 04/25/2034 •	228	227
Wind River CLO Ltd. 0.994% due 10/15/2027 •	18	18

Total Asset-Backed Securities (Cost $281,036)		271,566

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (f) 0.1%		1,734

U.S. TREASURY BILLS 0.1%
0.046% due 02/17/2022 - 03/24/2022 (c)(d)(k)	2,340	2,340

Total Short-Term Instruments (Cost $4,074)		4,074

Total Investments in Securities (Cost $3,351,364)		3,360,193

	SHARES
INVESTMENTS IN AFFILIATES 0.5%
SHORT-TERM INSTRUMENTS 0.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.5%
PIMCO Short-Term Floating NAV Portfolio III	810,164	7,873

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Short-Term Instruments (Cost $7,873)	7,873

Total Investments in Affiliates (Cost $7,873)	7,873

Total Investments 217.7% (Cost $3,359,237)	$3,368,066
Financial Derivative Instruments (h)(j) 0.1% (Cost or Premiums, net $(2,195))	1,028
Other Assets and Liabilities, net (117.8)%	(1,822,227)

Net Assets 100.0%	$1,546,867

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^								Security is in default.
«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Principal only security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$1,734		U.S. Treasury Notes 1.250% due 03/31/2028		$(1,769)	$1,734	$1,734

Total Repurchase Agreements								$(1,769)	$1,734	$1,734

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

GRE				0.120%		12/14/2021	01/04/2022	$(1,081)		$(1,081)

Total Reverse Repurchase Agreements										$(1,081)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (17.4)%
Ginnie Mae, TBA						3.500%	01/01/2052	$4,500	$(4,697)	$(4,686)
Uniform Mortgage-Backed Security, TBA						2.500	01/01/2052	225,930	(230,637)	(230,520)
Uniform Mortgage-Backed Security, TBA						4.000	02/01/2052	32,060	(34,094)	(34,085)
Uniform Mortgage-Backed Security, TBA						4.500	02/01/2052	400	(430)	(429)

Total Short Sales (17.4)%									$(269,858)	$(269,720)

(g)								Securities with an aggregate market value of $1,079 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(158,929) at a weighted average interest rate of 0.073%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	51	$(10,053)		$(28)	$0	$(80)

Total Futures Contracts								$(28)	$0	$(80)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(1)	1-Day USD-Federal Funds Rate Compounded-OIS	0.200%	Annual	04/29/2023	$50,800	$2	$236	$238	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	12/15/2028	32,419	124	(35)	89	16	0
Pay	1-Day USD-SOFR Compounded-OIS	1.225	Annual	12/20/2031	25,400	0	(198)	(198)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.180	Annual	12/21/2031	14,700	0	(179)	(179)	7	0
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	14,840	(272)	(603)	(875)	8	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	154,500	1,026	(644)	382	92	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	103,000	2,336	(2,336)	0	18	(18)

Total Swap Agreements	$3,216	$(3,759)	$(543)	$153	$(18)

(i)

Securities with an aggregate market value of $1,223 and cash of $11,724 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.350%	03/01/2022	188,700	$184	$486
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.400	04/01/2022	188,700	215	651
Put - OTC 3-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.500	05/02/2022	188,700	223	660
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.988	02/07/2022	3,900	24	4
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.008	02/07/2022	6,500	30	7
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	2.048	02/07/2022	6,500	41	6

$717	$1,814

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	$101.527	02/07/2022	23,500	$169	$97
FAR	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	60.000	02/07/2022	100,000	4	0
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.500	02/07/2022	7,500	51	30
JPM	Put - OTC Ginnie Mae, TBA 2.500% due 02/01/2052	70.000	02/07/2022	112,000	4	0
Put - OTC Ginnie Mae, TBA 3.000% due 02/01/2052	72.000	02/07/2022	135,000	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	67.000	02/07/2022	15,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	69.000	02/07/2022	96,000	4	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	125.000	02/07/2022	127,800	5	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	70.000	02/07/2022	100,000	4	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.438	02/07/2022	7,500	53	29
SAL	Put - OTC Ginnie Mae, TBA 4.500% due 01/01/2052	68.000	01/13/2022	30,000	1	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	68.000	01/06/2022	80,000	3	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.469	02/07/2022	7,500	54	30

$358	$186

Total Purchased Options	$1,075	$2,000

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	$98.578	01/06/2022	7,000	$(35)	$(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	7,000	(20)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	15,500	(25)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.234	01/06/2022	25,500	(38)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	29,500	(90)	(69)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	10,000	(35)	(23)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	26,500	(75)	(60)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	17,500	(53)	(35)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	37,000	(90)	(38)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	23,500	(94)	(51)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	23,500	(121)	(70)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	14,000	(20)	(29)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	6,500	(17)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	7,000	(39)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	7,000	(39)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	11,000	(52)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	7,000	(26)	(14)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	7,000	(26)	(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	11,000	(34)	(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	7,000	(26)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	7,500	(33)	(16)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	7,500	(38)	(22)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	3,200	(3)	(2)
JPM	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	6,500	(18)	(15)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	6,500	(15)	(12)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	7,000	(31)	(8)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	8,000	(21)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	10,000	(44)	(25)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	7,000	(26)	(20)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	7,000	(27)	(19)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	10,000	(27)	(11)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	10,000	(34)	(28)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	10,000	(20)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	7,500	(31)	(15)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	7,500	(39)	(21)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	9,000	(15)	(37)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	8,700	(10)	(5)
SAL	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	7,500	(20)	(18)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	9,000	(25)	(20)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	7,000	(14)	(15)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	9,000	(25)	(19)
	Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	6,000	(13)	(3)

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	10,000	(50)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	6,500	(30)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	6,500	(26)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	10,000	(38)	(21)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	6,500	(29)	(8)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.297	01/06/2022	2,500	(7)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	6,500	(18)	(3)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	7,000	(11)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	6,500	(16)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	6,500	(12)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	8,500	(35)	(23)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	6,500	(21)	(15)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	8,000	(32)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	8,000	(21)	(18)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	8,500	(27)	(17)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	8,500	(24)	(17)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	6,000	(15)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	5,500	(17)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	6,500	(20)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	5,500	(9)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	6,500	(12)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	7,500	(28)	(16)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.875	02/07/2022	5,000	(17)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	7,500	(36)	(21)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	4,900	(15)	(18)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	12,400	(38)	(50)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	4,500	(5)	(3)

Total Written Options	$(2,093)	$(1,049)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Reference Obligation	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Structured Asset Investment Loan Trust 4.354% due 11/25/2034	1.950%	Monthly	11/25/2034	$3	$(3)	$3	$0	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPS	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470%	Maturity	01/06/2022	$180,000	$0	$19	$19	$0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.470	Maturity	01/10/2022	90,000	0	5	5	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.440	Maturity	01/19/2022	38,000	0	9	9	0
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/02/2022	32,000	0	(9)	0	(9)
Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/07/2022	64,000	0	8	8	0

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.475	Maturity	02/07/2022	64,000	0	(21)	0	(21)
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/10/2022	45,000	0	4	4	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/17/2022	89,000	0	3	3	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/18/2022	292,000	0	7	7	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/22/2022	44,000	0	0	0	0
	Pay	3-Month MTGEFNCL versus USSW10 Index Spread	0.430	Maturity	02/28/2022	65,000	0	(3)	0	(3)

							$0	$22	$55	$(33)

Total Swap Agreements							$(3)	$25	$55	$(33)

(k)

Securities with an aggregate market value of $1,117 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$51	$0		$51
Industrials				0		1,057	0		1,057
Municipal Bonds & Notes
Texas				0		4,297	0		4,297
U.S. Government Agencies				0		2,855,834	46		2,855,880
U.S. Treasury Obligations				0		33,851	0		33,851
Non-Agency Mortgage-Backed Securities				0		165,197	24,220		189,417
Asset-Backed Securities				0		271,566	0		271,566
Short-Term Instruments
Repurchase Agreements				0		1,734	0		1,734
U.S. Treasury Bills				0		2,340	0		2,340

				$0		$3,335,927	$24,266		$3,360,193
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$7,873		$0	$0		$7,873

Total Investments				$7,873		$3,335,927	$24,266		$3,368,066

Short Sales, at Value - Liabilities
U.S. Government Agencies				$0		$(269,720)	$0		$(269,720)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				0		153	0		153
Over the counter				0		2,055	0		2,055

				$0		$2,208	$0		$2,208
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				0		(98)	0		(98)
Over the counter				0		(1,082)	0		(1,082)

				$0		$(1,180)	$0		$(1,180)

Total Financial Derivative Instruments				$0		$1,028	$0		$1,028

Totals				$7,873		$3,067,235	$24,266		$3,099,374

Schedule of Investments PIMCO Mortgage and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended December 31, 2021:
Category and Subcategory	Beginning Balance at 03/31/2021	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 12/31/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 12/31/2021 (2)

Investments in Securities, at Value
U.S. Government Agencies	$73	$0	$(27)	$0	$0	$0	$0	$0	$46	$0
Non-Agency Mortgage-Backed Securities	0	24,847	0	0	0	(627)	0	0	24,220	(627)
Asset-Backed Securities	8,399	0	(8,400)	0	0	1	0	0	0	0

	$8,472	$24,847	$(8,427)	$0	$0	$(626)	$0	$0	$24,266	$(627)
Financial Derivative Instruments - Assets
Over the counter	$3,560	$0	$(263)	$0	$263	$(3,560)	$0	$0	$0	$0

Totals	$12,032	$24,847	$(8,690)	$0	$263	$(4,186)	$0	$0	$24,266	$(627)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 12/31/2021	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
U.S. Government Agencies		$46	Proxy Pricing			Base Price			98.054	—
Non-Agency Mortgage-Backed Securities		24,220	Proxy Pricing			Base Price			102.250	—

Total		$24,266

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at December 31, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.9% ¤
CORPORATE BONDS & NOTES 1.6%
INDUSTRIALS 1.6%
Northwell Healthcare, Inc. 4.260% due 11/01/2047	$2,000	$2,368

Total Corporate Bonds & Notes (Cost $2,038)		2,368

MUNICIPAL BONDS & NOTES 91.9%
ARIZONA 2.1%
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2021 4.000% due 04/01/2040	1,350	1,607
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,250	1,554

		3,161

CALIFORNIA 5.1%
Golden State Tobacco Securitization Corp., California Revenue Bonds, Series 2018 5.000% due 06/01/2031	1,270	1,602
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 1.850% due 06/01/2031	1,000	1,001
Inland Empire Tobacco Securitization Corp., California Revenue Bonds, Series 2019 3.678% due 06/01/2038	1,240	1,295
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2027	1,000	1,249
Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,900	2,238
Sonoma County, California Revenue Bonds, Series 2010 6.000% due 12/01/2029	130	156

		7,541

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 11/15/2038	1,000	1,187

CONNECTICUT 5.2%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2033	1,000	1,297
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2035	2,500	3,070
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 07/01/2047	3,000	3,343

		7,710

FLORIDA 7.1%
Central Florida Expressway Authority Revenue Bonds, Series 2019 5.000% due 07/01/2044	1,000	1,245
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	1,500	1,721
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2048	2,500	2,890
Palm Beach County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	1,000	1,152
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,196
South Miami Health Facilities Authority, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2047	2,000	2,242

		10,446

GEORGIA 1.1%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,000	1,174

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2021 (Unaudited)

Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	300	385

		1,559

HAWAII 1.2%
Hawaii Airports System State Revenue Bonds, Series 2018 5.000% due 07/01/2048	1,500	1,811

ILLINOIS 6.9%
Chicago, Illinois General Obligation Bonds, Series 2015
5.250% due 01/01/2027	3,000	3,390
5.250% due 01/01/2028	2,000	2,260
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	900	1,134
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2025	2,000	2,312
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020 4.000% due 01/01/2038	905	1,065

		10,161

KANSAS 1.0%
Kansas Development Finance Authority Revenue Bonds, (BAM Insured),Series 2021 2.774% due 05/01/2051	1,500	1,492

LOUISIANA 1.2%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2040	1,500	1,768

MARYLAND 0.9%
Maryland Department of Transportation State Revenue Bonds, Series 2021 5.000% due 08/01/2036	1,000	1,298

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	1,000	1,257
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	1,000	1,225

		2,482

MICHIGAN 4.9%
Michigan Finance Authority Revenue Bonds, Series 2013 4.000% due 12/01/2038	2,000	2,367
Michigan State University Revenue Bonds, Series 2019 4.000% due 02/15/2039	3,000	3,503
Michigan Trunk Line State Revenue Bonds, Series 2020 5.000% due 11/15/2031	1,000	1,325

		7,195

MINNESOTA 2.1%
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	3,062

NEVADA 2.7%
Clark Department of Aviation, Nevada Revenue Bonds, Series 2014 4.250% due 07/01/2034	2,000	2,169
Reno, Nevada Revenue Bonds, (FGIC Insured), Series 2005
0.000% due 06/01/2034 (a)	980	763
0.000% due 06/01/2036 (a)	1,520	1,086

		4,018

NEW HAMPSHIRE 1.1%
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2020 5.000% due 08/01/2059	1,000	1,614

NEW JERSEY 2.4%
New Jersey Economic Development Authority Revenue Bonds, Series 2017 5.000% due 06/15/2034	1,000	1,193
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	1,000	1,166
4.000% due 06/15/2050	1,000	1,143

		3,502

NEW YORK 10.3%
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2017 4.000% due 11/15/2042	1,130	1,264

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2021 (Unaudited)

New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2018
5.000% due 05/01/2038	1,000	1,236
5.000% due 08/01/2042	6,100	7,553
New York State Dormitory Authority Revenue Bonds, Series 2018 5.000% due 10/01/2048	500	792
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	1,000	1,267
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (b)	695	800
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	2,000	2,344

		15,256

OHIO 0.2%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs), Series 2009 6.449% due 02/15/2044	250	373

OREGON 0.7%
Oregon Education Districts General Obligation Bonds, Series 2021 2.207% due 06/30/2033	1,000	986

PENNSYLVANIA 9.6%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2020 3.532% due 06/01/2042	2,000	2,091
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2039	2,500	2,808
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2041	3,000	3,419
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	550	686
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017 5.000% due 12/01/2040	1,000	1,213
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	3,250	4,012

		14,229

TENNESSEE 3.2%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010 6.568% due 07/01/2037	1,000	1,428
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006 5.000% due 02/01/2025	3,000	3,382

		4,810

TEXAS 16.0%
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 5.000% due 12/01/2047	1,000	1,281
Houston, Texas Combined Utility System Revenue Bonds, Series 2018 5.000% due 11/15/2043	3,000	3,753
Lower Colorado River Authority, Texas Revenue Bonds, Series 2019 5.000% due 05/15/2039	1,500	1,783
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017 4.000% due 08/15/2040	1,550	1,758
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,500	3,057
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007 5.500% due 08/01/2027	2,000	2,472
Texas Transportation Commission Revenue Bonds, Series 2019 5.000% due 08/01/2057	1,000	1,165
Texas Water Development Board Revenue Bonds, Series 2019 4.000% due 10/15/2049	3,000	3,535
Texas Water Development Board Revenue Bonds, Series 2020 4.000% due 04/15/2051	2,500	2,967
University of Houston, Texas Revenue Bonds, Series 2017 4.000% due 02/15/2039	1,690	1,887

		23,658

WASHINGTON 3.3%
Washington Health Care Facilities Authority Revenue Bonds, Series 2021 4.000% due 10/01/2042	1,000	1,220
Washington State General Obligation Bonds, Series 2018 5.000% due 02/01/2042	3,000	3,662

		4,882

WISCONSIN 1.1%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	1,500	1,693

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Municipal Bonds & Notes (Cost $123,530)		135,894

SHORT-TERM INSTRUMENTS 0.4%
REPURCHASE AGREEMENTS (c) 0.4%		599

Total Short-Term Instruments (Cost $599)		599

Total Investments in Securities (Cost $126,167)		138,861

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	756,775	7,354

Total Short-Term Instruments (Cost $7,443)		7,354

Total Investments in Affiliates (Cost $7,443)		7,354

Total Investments 98.9% (Cost $133,610)		$146,215
Other Assets and Liabilities, net 1.1%		1,629

Net Assets 100.0%		$147,844

Schedule of Investments PIMCO Municipal Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	(a)						Zero coupon security.
	(b)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200%			11/01/2054	11/18/2021	$793	$800	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(c)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$599	U.S. Treasury Notes 1.250% due 03/31/2028	$(611)	$599	$599

Total Repurchase Agreements						$(611)	$599	$599

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
	Industrials			$0	$2,368	$0	$2,368
Municipal Bonds & Notes
	Arizona			0	3,161	0	3,161
	California			0	7,541	0	7,541
	Colorado			0	1,187	0	1,187
	Connecticut			0	7,710	0	7,710
	Florida			0	10,446	0	10,446
	Georgia			0	1,559	0	1,559
	Hawaii			0	1,811	0	1,811
	Illinois			0	10,161	0	10,161
	Kansas			0	1,492	0	1,492
	Louisiana			0	1,768	0	1,768
	Maryland			0	1,298	0	1,298
	Massachusetts			0	2,482	0	2,482
	Michigan			0	7,195	0	7,195
	Minnesota			0	3,062	0	3,062
	Nevada			0	4,018	0	4,018
	New Hampshire			0	1,614	0	1,614
	New Jersey			0	3,502	0	3,502
	New York			0	15,256	0	15,256
	Ohio			0	373	0	373
	Oregon			0	986	0	986
	Pennsylvania			0	14,229	0	14,229
	Tennessee			0	4,810	0	4,810
	Texas			0	23,658	0	23,658
	Washington			0	4,882	0	4,882
	Wisconsin			0	1,693	0	1,693
Short-Term Instruments
	Repurchase Agreements			0	599	0	599

				$0	$138,861	$0	$138,861
Investments in Affiliates, at Value
Short-Term Instruments
	Central Funds Used for Cash Management Purposes			$7,354	$0	$0	$7,354

Total Investments				$7,354	$138,861	$0	$146,215

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Real Return Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.2% ¤
U.S. TREASURY OBLIGATIONS 171.3%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2023	$4,722	$4,877
0.125% due 07/15/2024	4,078	4,348
0.125% due 10/15/2024	755	806
0.125% due 04/15/2025	5,355	5,730
0.125% due 04/15/2026 (c)	6,540	7,060
0.125% due 10/15/2026 (c)	587	639
0.125% due 01/15/2030	4,118	4,574
0.125% due 01/15/2031 (c)	3,868	4,335
0.125% due 07/15/2031 (c)	4,221	4,749
0.125% due 02/15/2051	1,626	1,930
0.250% due 01/15/2025	35	37
0.250% due 02/15/2050	301	365
0.375% due 07/15/2025 (c)	6,526	7,090
0.375% due 01/15/2027 (c)	6,070	6,679
0.500% due 04/15/2024 (c)	10,968	11,694
0.625% due 04/15/2023	4,232	4,425
0.625% due 01/15/2024	1,031	1,098
0.625% due 02/15/2043	361	449
0.750% due 07/15/2028	1,873	2,147
0.750% due 02/15/2042	3,183	4,028
0.750% due 02/15/2045	352	454
1.000% due 02/15/2046	1,950	2,669
1.000% due 02/15/2048	2,199	3,089
1.375% due 02/15/2044	760	1,086
1.750% due 01/15/2028 (c)	6,667	8,002
2.125% due 02/15/2041	3,967	6,148
3.625% due 04/15/2028 (c)	5,063	6,729
3.875% due 04/15/2029	3,041	4,237

Total U.S. Treasury Obligations (Cost $102,999)		109,474

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.382% due 01/25/2035 •	98	100
Merrill Lynch Mortgage Investors Trust 0.522% due 07/25/2030 •	517	512

Total Non-Agency Mortgage-Backed Securities (Cost $588)		612

SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (b) 0.9%		580

Total Short-Term Instruments (Cost $580)		580

Total Investments in Securities (Cost $104,167)		110,666

	SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	180,489	1,754

Total Short-Term Instruments (Cost $1,755)		1,754

Total Investments in Affiliates (Cost $1,755)		1,754

Total Investments 175.9% (Cost $105,922)		$112,420
Financial Derivative Instruments (d) 0.0%(Cost or Premiums, net $(223))		1
Other Assets and Liabilities, net (75.9)%		(48,519)

Net Assets 100.0%		$63,902

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$580	U.S. Treasury Notes 1.250% due 03/31/2028	$(592)	$580	$580

Total Repurchase Agreements	$(592)	$580	$580

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(27,826)	$(27,829)
DEU	0.090	12/06/2021	01/04/2022	(4,698)	(4,699)
GRE	0.120	12/31/2021	01/04/2022	(4,291)	(4,290)
JPS	(0.020)	12/15/2021	01/05/2022	(631)	(631)
NOM	0.120	12/15/2021	01/13/2022	(4,401)	(4,401)
SBI	0.040	12/15/2021	01/05/2022	(6,983)	(6,983)

Total Reverse Repurchase Agreements	$(48,833)

(c)	Securities with an aggregate market value of $49,010 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(45,401) at a weighted average interest rate of 0.056%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

SCX	01/2022	JPY	9,200	$81	$1	$0
02/2022	9,201	80	0	0

Total Forward Foreign Currency Contracts	$1	$0

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Cap - OTC CPURNSA	233.916	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/2024	28,300	$(206)	$0
Cap - OTC CPURNSA	234.781	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/2024	2,400	(17)	0

Total Written Options	$(223)	$0

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	December 31, 2021 (Unaudited)

Investments in Securities, at Value
U.S. Treasury Obligations	$0	$109,474	$0	$109,474
Non-Agency Mortgage-Backed Securities	0	612	0	612
Short-Term Instruments
Repurchase Agreements	0	580	0	580

	$0	$110,666	$0	$110,666
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,754	$0	$0	$1,754

Total Investments	$1,754	$110,666	$0	$112,420

Financial Derivative Instruments - Assets
Over the counter	$0	$1	$0	$1

Total Financial Derivative Instruments	$0	$1	$0	$1

Totals	$1,754	$110,667	$0	$112,421

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.0% ¤
CORPORATE BONDS & NOTES 42.2%
BANKING & FINANCE 26.3%
AerCap Ireland Capital DAC 4.625% due 07/01/2022		$9,600	$9,789
Air Lease Corp.
2.250% due 01/15/2023		2,700	2,734
2.750% due 01/15/2023		2,500	2,539
3.500% due 01/15/2022		10,896	10,906
Ally Financial, Inc. 4.125% due 02/13/2022		16,487	16,553
Athene Global Funding 1.444% (US0003M + 1.230%) due 07/01/2022 ~		59,421	59,744
Bank of America Corp.
0.740% (SOFRRATE + 0.690%) due 04/22/2025 ~		7,300	7,331
0.910% (US0003M + 0.770%) due 02/05/2026 ~		2,632	2,672
0.970% (US0003M + 0.790%) due 03/05/2024 ~		27,600	27,742
2.604% due 03/15/2023 •(c)	CAD	1,500	1,191
3.228% due 06/22/2022 (c)		10,000	8,000
3.301% due 04/24/2024 •(c)		13,200	10,691
4.100% due 07/24/2023		$3,100	3,260
Barclays PLC
1.535% (US0003M + 1.380%) due 05/16/2024 ~		16,886	17,100
1.862% (BBSW3M + 1.800%) due 06/15/2023 ~	AUD	11,500	8,525
4.610% due 02/15/2023 •		$9,688	9,730
BOC Aviation Ltd. 2.750% due 09/18/2022		9,200	9,276
BPCE S.A. 1.652% due 10/06/2026 •		1,300	1,283
Citigroup, Inc.
0.981% due 05/01/2025 •(c)		3,300	3,276
1.194% (US0003M + 1.023%) due 06/01/2024 ~		59,913	60,583
1.258% (US0003M + 1.100%) due 05/17/2024 ~		2,200	2,224
1.601% (US0003M + 1.430%) due 09/01/2023 ~		300	302
CK Hutchison International Ltd. 3.250% due 04/11/2024		3,800	3,959
Cooperatieve Rabobank UA
0.604% (US0003M + 0.480%) due 01/10/2023 ~		5,900	5,919
1.980% due 12/15/2027 •		4,100	4,104
Credit Suisse Group AG 1.441% (US0003M + 1.240%) due 06/12/2024 ~		19,000	19,208
Credit Suisse Group Funding Guernsey Ltd. 3.800% due 09/15/2022		8,750	8,940
Danske Bank A/S
1.261% (US0003M + 1.060%) due 09/12/2023 ~		8,900	8,978
1.621% due 09/11/2026 •		7,500	7,396
2.700% due 03/02/2022		3,615	3,629
5.000% due 01/12/2022		6,581	6,587
5.375% due 01/12/2024		4,752	5,118
DBS Bank Ltd. 0.692% (BBSW3M + 0.630%) due 09/13/2022 ~	AUD	10,000	7,301
Deutsche Bank AG
1.470% (BBSW3M + 1.400%) due 01/30/2023 ~		600	439
5.000% due 02/14/2022		$1,300	1,306
DNB Bank ASA 0.793% (US0003M + 0.620%) due 12/02/2022 ~		1,700	1,707
General Motors Financial Co., Inc.
1.677% (US0003M + 1.550%) due 01/14/2022 ~		881	881
3.150% due 06/30/2022		3,641	3,682
General Motors Financial of Canada Ltd. 2.600% due 06/01/2022 (c)	CAD	23,000	18,315
Goldman Sachs Group, Inc.
1.124% (US0003M + 1.000%) due 07/24/2023 ~		$17,000	17,058
2.433% due 04/26/2023 •(c)	CAD	37,000	29,422
2.905% due 07/24/2023 •		$21,100	21,340
Hana Bank
0.914% (US0003M + 0.700%) due 10/02/2022 ~		19,600	19,662
0.925% (US0003M + 0.800%) due 07/26/2023 ~		5,000	5,039
Harley-Davidson Financial Services, Inc. 4.050% due 02/04/2022		3,730	3,740
HSBC Holdings PLC
1.145% (BBSW3M + 1.100%) due 02/16/2024 ~	AUD	19,050	13,960
1.160% (US0003M + 1.000%) due 05/18/2024 ~		$46,725	47,177

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.431% (US0003M + 1.230%) due 03/11/2025 ~		16,700	16,966
1.581% (US0003M + 1.380%) due 09/12/2026 ~		5,000	5,140
Hyundai Capital Services, Inc.
3.000% due 03/06/2022		1,500	1,506
3.000% due 08/29/2022		545	553
3.750% due 03/05/2023		6,400	6,589
ING Groep NV 1.214% (US0003M + 1.000%) due 10/02/2023 ~		9,975	10,106
International Lease Finance Corp.
5.875% due 08/15/2022		1,815	1,871
8.625% due 01/15/2022		1,100	1,103
JPMorgan Chase & Co.
0.630% (SOFRRATE + 0.580%) due 06/23/2025 ~		10,000	10,007
1.014% (US0003M + 0.890%) due 07/23/2024 ~		1,700	1,717
1.354% (US0003M + 1.230%) due 10/24/2023 ~		70,000	70,447
Kookmin Bank 0.994% (US0003M + 0.780%) due 04/03/2023 ~		3,000	3,015
Lloyds Bank PLC
0.940% (BBSW3M + 0.900%) due 08/12/2022 ~	AUD	1,500	1,096
2.250% due 08/14/2022		$1,900	1,919
Lloyds Banking Group PLC
2.858% due 03/17/2023 •		22,000	22,086
2.907% due 11/07/2023 •		19,700	20,021
3.900% due 11/23/2023	AUD	500	381
Mitsubishi HC Capital, Inc. 2.652% due 09/19/2022		$38,100	38,567
Mitsubishi UFJ Financial Group, Inc.
0.913% (US0003M + 0.740%) due 03/02/2023 ~		56,900	57,195
0.953% due 07/19/2025 •		14,300	14,133
0.985% (US0003M + 0.860%) due 07/26/2023 ~		12,600	12,713
Mitsui Fudosan Co. Ltd. 2.950% due 01/23/2023		1,000	1,019
Mizuho Financial Group, Inc.
0.800% (US0003M + 0.610%) due 09/08/2024 ~		11,800	11,845
0.810% (US0003M + 0.630%) due 05/25/2024 ~		69,599	69,927
1.111% (US0003M + 0.990%) due 07/10/2024 ~		39,300	39,655
Morgan Stanley
0.560% due 11/10/2023 •		4,700	4,694
0.731% due 04/05/2024 •		7,900	7,878
1.364% (US0003M + 1.220%) due 05/08/2024 ~		32,100	32,499
1.524% (US0003M + 1.400%) due 10/24/2023 ~		39,200	39,549
MUFG Bank Ltd. 0.542% due 09/26/2024 •	AUD	3,600	2,625
Nationwide Building Society 3.622% due 04/26/2023 •		$500	504
Natwest Group PLC
1.626% (US0003M + 1.470%) due 05/15/2023 ~		80,803	81,150
1.770% (US0003M + 1.550%) due 06/25/2024 ~		180	183
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •		67,025	67,098
2.600% due 09/28/2022		1,523	1,539
3.875% due 09/21/2023		4,000	4,163
Nomura Holdings, Inc.
1.851% due 07/16/2025		22,700	22,705
2.648% due 01/16/2025		9,000	9,262
NTT Finance Corp. 0.583% due 03/01/2024		6,700	6,625
ORIX Corp. 2.900% due 07/18/2022		40,424	40,897
Oversea-Chinese Banking Corp. Ltd. 0.415% (BBSW3M + 0.350%) due 03/18/2024 ~(c)	AUD	2,500	1,818
Park Aerospace Holdings Ltd. 5.250% due 08/15/2022		$43,426	44,386
Protective Life Global Funding
0.781% due 07/05/2024		8,000	7,901
1.082% due 06/09/2023		14,700	14,738
2.615% due 08/22/2022		13,900	14,091
QNB Finance Ltd. 1.375% due 01/26/2026		8,500	8,307
Santander UK Group Holdings PLC
1.089% due 03/15/2025 •		7,000	6,939
3.373% due 01/05/2024 •		4,000	4,088
Santander UK PLC 1.625% due 02/12/2023		12,000	12,129
Societe Generale S.A. 0.955% due 07/15/2023 •	AUD	19,710	14,469
Sumitomo Mitsui Financial Group, Inc.
0.862% (US0003M + 0.740%) due 10/18/2022 ~		$3,900	3,919
0.901% (US0003M + 0.780%) due 07/12/2022 ~		22,400	22,477
1.284% (BBSW3M + 1.250%) due 10/16/2024 ~	AUD	16,800	12,446
1.332% (BBSW3M + 1.270%) due 03/29/2022 ~		2,000	1,458
Sumitomo Mitsui Trust Bank Ltd. 0.850% due 03/25/2024		$32,000	31,708
Synchrony Financial 2.850% due 07/25/2022		3,400	3,435

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

Toronto-Dominion Bank 3.226% due 07/24/2024	CAD	200	165
UBS AG
0.500% due 08/09/2024 •		$19,000	19,039
0.549% (BBSW3M + 0.500%) due 02/26/2026 ~	AUD	2,000	1,448
0.700% due 08/09/2024		$1,000	989
0.940% (BBSW3M + 0.870%) due 07/30/2025 ~	AUD	15,200	11,180
UBS Group AG
1.106% (US0003M + 0.950%) due 08/15/2023 ~		$21,200	21,297
1.106% due 08/15/2023 •		500	502
3.491% due 05/23/2023		1,200	1,212
United Overseas Bank Ltd. 0.572% (BBSW3M + 0.530%) due 07/25/2022 ~	AUD	10,300	7,511
Wells Fargo & Co.
2.094% due 04/25/2022 (c)	CAD	41,119	32,663
2.164% due 02/11/2026 •		$12,800	12,998
2.509% due 10/27/2023 (c)	CAD	29,400	23,646
Woori Bank 0.335% (BBSW3M + 0.270%) due 06/20/2022 ~	AUD	6,000	4,365

			1,622,590

INDUSTRIALS 11.7%
AbbVie, Inc. 3.450% due 03/15/2022		$8,965	8,973
BAT Capital Corp.
1.036% (US0003M + 0.880%) due 08/15/2022 ~		37,088	37,185
3.222% due 08/15/2024		3,003	3,123
Bayer U.S. Finance LLC 1.213% (US0003M + 1.010%) due 12/15/2023 ~		40,400	40,752
BMW U.S. Capital LLC 2.250% due 09/15/2023		14,500	14,815
Boeing Co.
1.433% due 02/04/2024		16,200	16,183
4.508% due 05/01/2023		72,262	75,497
Boston Scientific Corp. 3.375% due 05/15/2022		275	278
BP Capital Markets America, Inc. 0.864% (US0003M + 0.650%) due 09/19/2022 ~		12,503	12,544
Central Japan Railway Co. 2.200% due 10/02/2024		5,167	5,288
Central Nippon Expressway Co. Ltd. 0.942% due 03/18/2022	JPY	280,000	2,439
Charter Communications Operating LLC
1.782% (US0003M + 1.650%) due 02/01/2024 ~		$69,734	71,278
4.464% due 07/23/2022		14,213	14,424
4.908% due 07/23/2025		1,400	1,543
D.R. Horton, Inc. 1.300% due 10/15/2026		6,000	5,862
Daimler Canada Finance, Inc. 3.050% due 05/16/2022	CAD	11,400	9,094
Daimler Finance North America LLC
0.750% due 03/01/2024		$7,300	7,235
0.985% (US0003M + 0.840%) due 05/04/2023 ~		62,400	62,907
Delta Air Lines, Inc. 7.375% due 01/15/2026		16,600	19,561
Gilead Sciences, Inc. 1.200% due 10/01/2027		2,000	1,935
Humana, Inc. 1.350% due 02/03/2027		4,000	3,891
Hyundai Capital America
0.800% due 04/03/2023		45,000	44,811
1.150% due 11/10/2022		1,917	1,922
1.250% due 09/18/2023		108	108
2.375% due 02/10/2023		17,009	17,249
3.000% due 06/20/2022		325	328
3.100% due 04/05/2022		1,367	1,376
3.250% due 09/20/2022		273	278
3.950% due 02/01/2022		10,986	11,013
5.750% due 04/06/2023		390	412
Imperial Brands Finance PLC 3.500% due 07/26/2026		9,100	9,576
John Deere Financial, Inc. 2.990% due 01/14/2022 (c)	CAD	8,600	6,802
Kia Corp. 3.000% due 04/25/2023		$1,050	1,079
Kinder Morgan, Inc. 1.404% (US0003M + 1.280%) due 01/15/2023 ~		17,502	17,651
Kraft Heinz Foods Co. 0.966% (US0003M + 0.820%) due 08/10/2022 ~		45,266	45,218
Lundin Energy Finance BV 2.000% due 07/15/2026		5,000	4,970
Nissan Motor Co. Ltd. 3.043% due 09/15/2023		8,000	8,212
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (c)	CAD	14,300	11,459

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

Penske Truck Leasing Co. LP 3.450% due 07/01/2024		$16,700	17,510
PepsiCo, Inc. 2.150% due 05/06/2024 (c)	CAD	1,900	1,524
Qatar Energy 1.375% due 09/12/2026		$3,900	3,829
Rogers Communications, Inc. 4.000% due 06/06/2022	CAD	3,748	3,002
SABIC Capital BV 4.000% due 10/10/2023		$5,191	5,451
Siemens Financieringsmaatschappij NV 0.650% due 03/11/2024		9,700	9,625
SK Broadband Co. Ltd. 3.875% due 08/13/2023		3,500	3,656
SK Telecom Co. Ltd. 3.750% due 04/16/2023		425	440
Thermo Fisher Scientific, Inc. 0.399% (SOFRRATE + 0.350%) due 04/18/2023 ~		24,500	24,474
TWDC Enterprises 18 Corp. 2.758% due 10/07/2024 (c)	CAD	6,500	5,284
VMware, Inc. 2.950% due 08/21/2022		$4,700	4,756
VW Credit Canada, Inc.
2.650% due 06/27/2022 (c)	CAD	8,926	7,124
3.700% due 11/14/2022 (c)		36,468	29,482
West Nippon Expressway Co. Ltd. 0.090% due 06/20/2022	JPY	560,000	4,870
Woodside Finance Ltd. 3.700% due 09/15/2026		$5,000	5,327

			723,625

UTILITIES 4.2%
AT&T, Inc.
0.690% (SOFRRATE + 0.640%) due 03/25/2024 ~		10,500	10,504
1.046% (US0003M + 0.890%) due 02/15/2023 ~		16,500	16,601
4.000% due 11/25/2025 (c)	CAD	10,000	8,450
Atmos Energy Corp.
0.578% (US0003M + 0.380%) due 03/09/2023 ~		$27,900	27,907
0.625% due 03/09/2023		14,700	14,647
FirstEnergy Corp. 3.350% due 07/15/2022		5,700	5,725
Hanwha Energy USA Holdings Corp. 2.375% due 07/30/2022		10,000	10,082
Mississippi Power Co. 0.350% (SOFRRATE + 0.300%) due 06/28/2024 ~		14,400	14,352
Pacific Gas & Electric Co.
1.750% due 06/16/2022		75,470	75,471
3.400% due 08/15/2024		1,200	1,242
3.750% due 02/15/2024		5,300	5,499
3.850% due 11/15/2023		5,300	5,476
4.250% due 08/01/2023		800	828
Southern California Edison Co. 0.690% (SOFRINDX + 0.640%) due 04/03/2023 ~		48,000	48,045
Verizon Communications, Inc. 1.256% (US0003M + 1.100%) due 05/15/2025 ~		16,100	16,423
Vodafone Group PLC 1.112% (BBSW3M + 1.050%) due 12/13/2022 ~	AUD	700	512

			261,764

Total Corporate Bonds & Notes (Cost $2,601,261)			2,607,979

MUNICIPAL BONDS & NOTES 0.0%
PENNSYLVANIA 0.0%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2006 0.254% (US0003M) due 10/25/2036 ~		$969	956

Total Municipal Bonds & Notes (Cost $955)			956

U.S. GOVERNMENT AGENCIES 27.3%
Fannie Mae
0.386% due 03/25/2048 - 06/25/2048 •		16,284	16,300
0.402% due 01/25/2048 •		2,204	2,211
0.406% due 01/25/2045 •		4,780	4,709
0.436% due 10/25/2044 - 05/25/2058 •		104,414	104,596
0.442% due 12/25/2048 •		13,446	13,332
0.486% due 07/25/2044 - 09/25/2049 •		22,416	22,409
0.502% due 09/25/2043 - 07/25/2050 •		17,018	17,193
0.506% due 11/25/2046 •		2,629	2,630
0.526% due 12/25/2046 •		2,220	2,222
0.536% due 07/25/2046 •		24,652	24,685
0.552% due 07/25/2049 - 08/25/2049 •		38,847	39,298
0.602% due 12/25/2049 - 08/25/2059 •		39,009	39,354

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.875% due 12/18/2026 (e)		104,200	101,612
1.250% due 05/25/2043		8,736	8,685
Federal Home Loan Bank
0.900% due 02/26/2027 (g)		95,500	92,992
0.960% due 03/05/2026		33,500	33,097
1.010% due 07/28/2026		5,225	5,147
1.020% due 02/24/2027 (e)		100,000	97,963
1.100% due 08/20/2026 (g)		27,800	27,513
1.110% due 07/27/2026		5,000	4,953
Freddie Mac
0.406% due 05/15/2038 •		3,845	3,871
0.416% due 05/15/2041 •		3,816	3,821
0.426% due 06/15/2040 •		3,454	3,455
0.436% due 12/15/2036 - 09/15/2044 •		274,451	275,765
0.436% due 10/15/2037 •(e)		48,005	48,064
0.486% due 01/15/2037 - 01/15/2040 •		88,618	89,637
0.502% due 07/25/2050 •		6,499	6,568
0.510% due 06/15/2035 - 12/15/2046 •		18,487	18,661
0.526% due 11/15/2042 •		1,762	1,783
0.536% due 12/15/2037 - 05/15/2038 •		4,587	4,573
0.540% due 06/15/2036 •		1,067	1,079
0.560% due 11/15/2044 - 08/15/2049 •		7,783	7,837
0.590% due 10/08/2025		61,000	59,594
0.600% due 10/20/2025		75,000	73,270
0.650% due 10/22/2025		29,700	28,949
0.660% due 06/15/2041 •		4,064	4,136
0.800% due 10/27/2026		71,200	69,286
1.000% due 02/25/2042 - 09/15/2044		69,096	68,242
1.500% due 12/15/2042		4,422	4,327
2.500% due 10/25/2048		2,875	2,924
Ginnie Mae
0.281% due 06/20/2066 •		33	33
0.404% due 03/20/2037 •		1,269	1,274
0.414% due 04/20/2037 •		1,271	1,276
0.450% due 06/20/2051 - 07/20/2051 •(e)		147,094	146,768
0.499% due 02/20/2043 •		26,225	26,426
0.551% due 06/20/2067 •		405	406
0.554% due 04/20/2049 •		7,452	7,504
0.581% due 04/20/2061 •		947	950
0.711% due 03/20/2065 •		6,960	7,009
0.804% due 04/20/2070 •		16,188	16,514
0.814% due 07/20/2049 •		1,859	1,881
0.831% due 08/20/2067 •		1,855	1,878
0.881% due 05/20/2066 •		4,323	4,379
0.896% due 08/20/2062 ~		2,960	2,960
1.029% due 04/20/2067 •		3,933	3,963
1.031% due 06/20/2067 •		4,226	4,256
1.032% due 09/20/2067 •		11,763	11,881
1.047% due 07/20/2067 •		6,220	6,283
1.117% due 11/20/2067 •		1,091	1,100
2.500% due 01/20/2049 - 10/20/2049		5,217	5,378

Total U.S. Government Agencies (Cost $1,699,499)			1,688,862

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Notes
0.750% due 11/15/2024		300	298
0.750% due 01/31/2028		49,200	47,390

Total U.S. Treasury Obligations (Cost $48,762)			47,688

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.8%
280 Park Avenue Mortgage Trust 0.990% due 09/15/2034 •		15,000	15,001
AREIT Trust 2.784% due 04/15/2037 •		5,645	5,654
Ashford Hospitality Trust 1.010% due 04/15/2035 •		6,063	6,049
Atrium Hotel Portfolio Trust 1.060% due 06/15/2035 •		5,000	4,997
Beneria Cowen & Pritzer Collateral Funding Corp. 0.909% due 06/15/2038 •		5,000	4,953
Brass PLC 0.855% due 11/16/2066 •		4,331	4,346
Bruegel DAC 0.800% due 05/22/2031 •	EUR	10,241	11,686
BSREP Commercial Mortgage Trust 1.060% due 08/15/2038 •		$4,400	4,401
BX Commercial Mortgage Trust
0.840% due 10/15/2036 •		18,100	18,001
1.009% due 10/15/2036 •		37,600	37,588
BXMT Ltd. 1.564% due 11/15/2037 •		25,000	25,023
Canada Square Funding PLC 1.249% due 12/17/2056 •	GBP	29,280	40,149

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

Citigroup Commercial Mortgage Trust 3.024% due 09/10/2045		$17,501	17,602
Classic RMBS Trust 1.433% due 11/15/2051	CAD	14,389	11,326
Commercial Mortgage Trust
3.373% due 10/10/2048		$1,497	1,550
3.391% due 05/15/2045		845	847
Credit Suisse Commercial Mortgage Trust 1.077% due 06/15/2034 •		18,900	18,845
CSAIL Commercial Mortgage Trust 3.351% due 04/15/2050		3,067	3,155
DBCG Mortgage Trust 0.810% due 06/15/2034 •		9,000	8,981
DROP Mortgage Trust 1.260% due 04/15/2026 •		34,200	34,263
Eurosail PLC 0.000% due 03/13/2045 •	EUR	2,044	2,317
Extended Stay America Trust 1.190% due 07/15/2038 •		$57,202	57,367
Fannie Mae 3.500% due 06/25/2048		7,670	7,955
Finsbury Square 0.699% due 12/16/2067 •	GBP	6,540	8,842
Gosforth Funding PLC 0.628% due 08/25/2060 •		$5,384	5,390
GS Mortgage Securities Corp. Trust 3.419% due 10/10/2032		24,000	24,337
J.P. Morgan Chase Commercial Mortgage Securities Corp. 0.910% due 04/15/2038 •		8,126	8,122
JP Morgan Chase Commercial Mortgage Securities Trust
0.870% due 06/15/2038 •		9,000	8,990
3.093% due 07/05/2032		5,342	5,378
Lehman XS Trust 0.642% due 12/25/2035 •		434	430
MFA Trust
1.131% due 07/25/2060 ~		29,485	29,032
1.381% due 04/25/2065 ~		11,782	11,749
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		4,374	4,475
PFP Ltd. 1.158% due 04/14/2037 •		5,580	5,581
RESIMAC Bastille Trust 0.753% due 02/03/2053 •		35,646	35,658
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		2,377	2,381
Stratton Mortgage Funding PLC 0.950% due 07/20/2060 •	GBP	8,728	11,845
Taurus UK DAC 0.900% due 05/17/2031 •		15,784	21,397
Towd Point Mortgage Funding PLC 0.950% due 05/20/2045 •		20,389	27,673
Twin Bridges PLC 1.045% due 12/12/2052 •		982	1,332
UBS Commercial Mortgage Trust 3.400% due 05/10/2045		$315	314
UWM Mortgage Trust 1.000% due 12/25/2051 •		13,000	13,012
VASA Trust 1.010% due 07/15/2039 •		14,500	14,461
Verus Securitization Trust 1.262% due 10/25/2063 ~		609	606
VMC Finance LLC 1.204% due 06/16/2036 •		8,312	8,310
Wells Fargo Commercial Mortgage Trust 0.955% due 12/13/2031 •		5,000	4,966
Wells Fargo-RBS Commercial Mortgage Trust 0.669% due 08/15/2047 •		8,379	8,349

Total Non-Agency Mortgage-Backed Securities (Cost $608,123)			604,686

ASSET-BACKED SECURITIES 20.3%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040		14,007	14,031
American Money Management Corp. CLO Ltd.
1.096% due 11/10/2030 •		10,000	10,036
1.107% due 04/14/2029 •		485	485
Apidos CLO 1.052% due 07/17/2030 •		15,000	14,981
Ares CLO Ltd. 1.174% due 01/15/2032 •		2,300	2,298
Ares European CLO 0.660% due 10/15/2030 •	EUR	21,300	24,228
Ares European CLO DAC 0.780% due 10/15/2031 •		16,300	18,562
Assurant CLO Ltd. 1.172% due 10/20/2031 •		$30,300	30,247

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

Atrium Corp. 0.958% due 04/22/2027 •		8,694	8,699
Babson Euro CLO DAC 0.272% due 10/25/2029 •	EUR	1,181	1,345
Benefit Street Partners CLO Ltd. 1.152% due 01/17/2032 •		$4,950	4,956
Birch Grove CLO Ltd. 1.333% due 06/15/2031 •		10,000	9,996
Black Diamond CLO DAC 0.650% due 10/03/2029 •	EUR	2,368	2,697
Black Diamond CLO Ltd. 0.860% due 01/20/2032 •		1,500	1,709
Blackrock European CLO DAC 0.620% due 10/15/2031 •		33,400	37,876
BlueMountain Fuji EUR CLO DAC 0.720% due 01/15/2031 •		21,300	24,221
BMW Canada Auto Trust 0.502% due 07/20/2024	CAD	16,600	13,019
Brookside Mill CLO Ltd. 0.942% due 01/17/2028 •		$1,679	1,680
Cairn CLO DAC
0.600% due 04/30/2031 •	EUR	24,200	27,530
0.780% due 10/15/2031 •		25,800	29,432
Carlyle Euro CLO DAC
0.630% due 08/15/2030 •		500	569
0.890% due 08/15/2032 •		5,500	6,253
Carlyle Global Market Strategies Euro CLO Ltd. 0.750% due 11/15/2031 •		23,300	26,489
Carlyle U.S. CLO Ltd. 1.132% due 04/20/2031 •		$10,000	9,993
Carrington Mortgage Loan Trust 1.252% due 10/20/2029 •		15,500	15,496
Chesapeake Funding LLC 1.950% due 09/15/2031		5,937	5,973
CNH Capital Canada Receivables Trust 0.386% due 03/15/2024	CAD	9,335	7,378
CNH Equipment Trust 2.520% due 08/15/2024		$7,032	7,087
Commonbond Student Loan Trust 2.550% due 05/25/2041		327	332
Dryden Euro CLO BV 0.660% due 04/15/2033 •	EUR	20,300	23,058
Dryden Euro CLO DAC 0.860% due 05/15/2034 •		17,300	19,551
Dryden Senior Loan Fund
1.104% due 04/15/2028 •		$9,000	8,996
1.144% due 04/15/2029 •		1,661	1,662
ECMC Group Student Loan Trust 0.853% due 02/27/2068 •		15,002	14,999
Enterprise Fleet Financing LLC 1.780% due 12/22/2025		15,722	15,844
Ford Auto Securitization Trust 0.887% due 08/15/2024	CAD	22,603	17,886
Ford Credit Floorplan Master Owner Trust 2.230% due 09/15/2024		$33,900	34,308
Gallatin CLO Ltd.
1.177% due 07/15/2031 •		18,980	18,980
1.180% due 01/21/2028 •		10,292	10,297
GLS Auto Receivables Issuer Trust 0.690% due 10/16/2023		218	218
GMF Canada Leasing Trust 0.641% due 03/20/2024	CAD	38,000	29,958
GMF Floorplan Owner Revolving Trust
0.680% due 08/15/2025		$3,100	3,087
0.690% due 10/15/2025		3,000	2,980
GoldenTree Loan Management EUR CLO DAC 0.900% due 01/20/2032 •	EUR	4,700	5,357
GPMT Ltd. 1.454% due 12/15/2036 •		$3,200	3,203
Harvest CLO DAC
0.630% due 11/18/2029 •	EUR	3,012	3,433
0.640% due 10/15/2031 •		21,400	24,242
0.650% due 06/26/2030 •		18,350	20,852
0.760% due 07/15/2031 •		17,050	19,343
1.040% due 07/15/2031		250	282
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •		$4,000	3,984
Hertz Vehicle Financing LLC 1.210% due 12/26/2025		26,100	25,877
Jubilee CLO BV
0.197% due 12/15/2029 •	EUR	8,162	9,285
0.600% due 04/15/2030 •		9,900	11,220
0.610% due 04/15/2030 •		15,300	17,394
0.650% due 04/15/2031 •		29,600	33,676
LCCM Trust 1.310% due 12/13/2038 •		$14,400	14,372

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

LCM LP
1.172% due 10/20/2027 •		3,280	3,281
1.212% due 04/20/2031 •		10,850	10,847
LoanCore Issuer Ltd. 1.410% due 07/15/2036 •		1,400	1,400
Man GLG Euro CLO DAC 0.680% due 10/15/2030 •	EUR	3,600	4,099
Marathon CLO Ltd. 1.030% due 11/21/2027 •		$1,925	1,926
Master Credit Card Trust 0.593% due 07/21/2024 •		10,000	10,031
MBarc Credit Canada, Inc.
0.392% due 07/17/2023	CAD	14,272	11,278
0.630% due 05/15/2024		23,000	18,065
MF1 Ltd. 1.864% due 11/15/2035 •		$26,300	26,434
MidOcean Credit CLO 1.229% due 01/29/2030 •		15,000	14,995
Mountain View CLO Ltd. 0.942% due 10/13/2027 •		1,982	1,984
MP CLO Ltd. 1.012% due 10/18/2028 •		13,543	13,560
Navient Private Education Loan Trust
1.110% due 04/15/2069 •		5,942	5,982
1.360% due 02/15/2029 •		1,430	1,434
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069		18,555	18,488
1.580% due 04/15/2070		12,500	12,465
1.690% due 05/15/2069		7,730	7,733
Navient Student Loan Trust
0.453% due 03/25/2067 •		7,619	7,623
0.483% due 03/25/2067 •		4,926	4,929
0.853% due 03/25/2066 •		989	991
Nelnet Student Loan Trust
0.803% due 09/27/2038 •		15,583	15,533
0.953% due 02/25/2066 •		9,417	9,493
OAK Hill European Credit Partners DAC 0.740% due 10/20/2031 •	EUR	18,400	20,871
Oak Hill European Credit Partners Designated Activity Co. 0.730% due 01/20/2032 •		3,700	4,216
OCP CLO Ltd. 0.924% due 07/15/2027 •		$62	62
Oscar U.S. Funding Trust LLC 2.760% due 12/10/2024		1,038	1,043
Palmer Square European Loan Funding DAC
0.730% due 07/15/2031 •	EUR	8,200	9,326
0.780% due 04/15/2031 •		6,000	6,844
Silver Arrow Canada LP 2.361% due 01/15/2023	CAD	3,613	2,861
SLC Student Loan Trust
0.313% due 03/15/2027 •		$1,366	1,364
0.323% due 06/15/2029 •		1,035	1,033
SLM Student Loan Trust
0.244% due 01/25/2027 •		1,847	1,843
0.553% due 06/25/2043 •		19,280	19,122
0.724% due 10/25/2029 •		26,034	26,070
0.753% due 12/15/2025 •		1,036	1,036
0.753% due 12/27/2038 •		10,554	10,605
0.753% due 06/25/2055 •		11,050	11,105
0.774% due 01/25/2022 •		1,128	1,113
SMB Private Education Loan Trust
1.210% due 07/15/2053 •		1,849	1,882
1.290% due 07/15/2053		15,121	14,963
2.340% due 09/15/2034		4,030	4,069
2.430% due 02/17/2032		4,642	4,705
2.700% due 05/15/2031		4,462	4,523
2.750% due 07/15/2027		49	49
SoFi Professional Loan Program LLC
0.803% due 03/26/2040 •		191	191
1.303% due 06/25/2033 •		284	285
2.360% due 12/27/2032		200	201
Sound Point CLO Ltd.
1.114% due 01/23/2029 •		845	846
1.182% due 10/20/2028 •		16,669	16,674
Structured Asset Securities Corp. Mortgage Loan Trust 0.672% due 05/25/2035 •		2,304	2,301
Symphony CLO Ltd. 1.004% due 04/15/2028 •		4,545	4,540
Telos CLO Ltd. 1.072% due 04/17/2028 •		3,177	3,181
Tikehau CLO BV 0.870% due 08/04/2034 •	EUR	4,550	5,179
Towd Point Mortgage Trust
0.692% due 02/25/2057 •		$1,470	1,470
1.636% due 04/25/2060 ~		57,455	57,133
2.710% due 01/25/2060 ~		19,717	20,040

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.900% due 10/25/2059 ~		7,393	7,547
Venture CLO Ltd.
1.004% due 04/15/2027 •		6,803	6,802
1.184% due 07/15/2031 •		7,850	7,852
1.232% due 01/20/2029 •		13,500	13,504
Voya Euro CLO DAC 0.750% due 10/15/2030 •	EUR	1,450	1,652
Wind River CLO Ltd. 0.994% due 10/15/2027 •		$128	128
World Omni Select Auto Trust 0.470% due 06/17/2024		887	887
Z Capital Credit Partners CLO Ltd. 1.072% due 07/16/2027 •		876	877

Total Asset-Backed Securities (Cost $1,283,336)			1,254,508

SOVEREIGN ISSUES 3.1%
Aichi Prefecture 0.891% due 05/30/2022	JPY	200,000	1,745
Development Bank of Japan, Inc.
0.001% due 03/18/2022		800,000	6,954
0.030% due 03/18/2022		400,000	3,477
Export-Import Bank of India 1.160% (US0003M + 1.000%) due 08/21/2022 ~		$16,705	16,769
Export-Import Bank of Korea 1.020% (BBSW3M + 0.950%) due 10/30/2023 ~	AUD	1,500	1,103
Industrial Bank of Korea 2.125% due 10/23/2024		$1,600	1,643
Israel Government International Bond 5.500% due 01/31/2022	ILS	178,400	57,619
Japan Bank for International Cooperation 0.030% due 06/20/2022	JPY	810,000	7,042
Japan Finance Organization for Municipalities 0.852% due 06/28/2022		630,000	5,498
Japan Highway Public Corp. 2.700% due 06/20/2022		280,000	2,464
Japan Housing Finance Agency
0.020% due 03/18/2022		2,050,000	17,821
0.887% due 03/18/2022		700,000	6,095
Japan Railway Construction Transport and Technology Agency 0.877% due 03/18/2022		560,000	4,877
Kommunalbanken A/S 0.209% (SOFRINDX + 0.160%) due 10/27/2023 ~(e)		$29,500	29,514
Korea Development Bank 0.500% due 10/27/2023		1,700	1,686
Korea Expressway Corp. 0.779% (BBSW3M + 0.720%) due 09/02/2023 ~	AUD	3,000	2,193
Korea National Oil Corp. 0.997% (US0003M + 0.875%) due 07/16/2023 ~		$18,470	18,635
Qatar Government International Bond 4.500% due 01/20/2022		6,900	6,919

Total Sovereign Issues (Cost $192,718)			192,054

SHORT-TERM INSTRUMENTS 2.5%
REPURCHASE AGREEMENTS (d) 0.7%			40,194

ISRAEL TREASURY BILLS 0.9%
(0.008)% due 04/06/2022 - 12/07/2022 (a)(b)	ILS	176,700	56,829

U.S. TREASURY BILLS 0.2%
0.047% due 03/24/2022 (a)(b)(g)(i)		$12,815	12,814

MUNICIPAL BONDS & NOTES 0.7%
Metropolitan Transportation Authority, New York Revenue Notes, Series 2021 0.777% due 11/15/2022		40,600	40,638

			40,638

Total Short-Term Instruments (Cost $148,423)			150,475

Total Investments in Securities (Cost $6,583,077)			6,547,208

Total Investments 106.0% (Cost $6,583,077)			$6,547,208
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $(8,760))			(13,838)
Other Assets and Liabilities, net (5.8)%			(359,483)

Net Assets 100.0%			$6,173,887

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)								Coupon represents a weighted average yield to maturity.
(b)								Zero coupon security.
(c)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

AT&T, Inc.				4.000%	11/25/2025	10/02/2020		$8,177	$8,450	0.14%
Bank of America Corp.				2.604	03/15/2023	10/15/2020		1,135	1,191	0.02
Bank of America Corp.				3.228	06/22/2022	10/14/2020-11/02/2020		7,654	8,000	0.13
Bank of America Corp.				3.301	04/24/2024	10/16/2020-11/24/2020		10,312	10,691	0.17
Citigroup, Inc.				0.981	05/01/2025	04/27/2021		3,300	3,276	0.05
General Motors Financial of Canada Ltd.				2.600	06/01/2022	08/06/2021		18,455	18,315	0.30
Goldman Sachs Group, Inc.				2.433	04/26/2023	10/20/2020-10/26/2020		28,230	29,422	0.48
John Deere Financial, Inc.				2.990	01/14/2022	09/25/2020-12/01/2020		6,470	6,802	0.11
Oversea-Chinese Banking Corp. Ltd.				0.415	03/18/2024	11/04/2021		1,850	1,818	0.03
Penske Truck Leasing Canada, Inc.				2.850	12/07/2022	03/09/2021-08/06/2021		11,509	11,459	0.19
PepsiCo, Inc.				2.150	05/06/2024	10/21/2020		1,492	1,524	0.02
TWDC Enterprises 18 Corp.				2.758	10/07/2024	09/28/2020-11/30/2020		5,192	5,284	0.09
VW Credit Canada, Inc.				2.650	06/27/2022	10/05/2020		6,777	7,124	0.11
VW Credit Canada, Inc.				3.700	11/14/2022	12/14/2020-08/06/2021		29,611	29,482	0.48
Wells Fargo & Co.				2.094	04/25/2022	12/08/2020-03/29/2021		32,334	32,663	0.53
Wells Fargo & Co.				2.509	10/27/2023	10/15/2020-03/29/2021		23,724	23,646	0.38

								$196,222	$199,147	3.23%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	0.030%	12/31/2021	01/03/2022	$9,000	U.S. Treasury Notes 2.500% due 05/15/2024			$(9,185)	$9,000	$9,000
FICC	0.000	12/31/2021	01/03/2022	18,523	U.S. Treasury Notes 1.250% due 03/31/2028			(18,894)	18,523	18,523
JPS	0.010	12/31/2021	01/03/2022	10,422	U.S. Treasury Notes 0.750% due 01/31/2028			(10,436)	10,422	10,422
SSB	0.00	12/31/2021	01/03/2022	2,249	U.S. Treasury Notes 1.875% due 06/30/2026			(2,294)	2,249	2,249

Total Repurchase Agreements								$(40,809)	$40,194	$40,194

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JPS				0.140%	12/22/2021	01/03/2022		$(149,565)		$(149,572)
NXN				0.130	12/16/2021	01/18/2022		(186,432)		(186,444)
TDM				(0.250)	09/02/2021	TBD(3)		(485)		(485)

Total Reverse Repurchase Agreements										$(336,501)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales(4)

U.S. Treasury Obligations (0.9)%
U.S. Treasury Notes						0.750%	11/15/2024	$300	$(299)	$(299)
U.S. Treasury Notes						0.750	01/31/2028	60,000	(58,160)	(57,983)

Total Short Sales (0.9)%									$(58,459)	$(58,282)

(e)								Securities with an aggregate market value of $347,796 and cash of $1,350 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(122,239) at a weighted average interest rate of (0.070)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

(3)	Open maturity reverse repurchase agreement.
(4)	Payable for short sales includes $191 of accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2022	232	$30,269	$158		$15	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note March Futures				03/2022	2,847	$(621,135)	$41		$0	$(133)
U.S. Treasury 5-Year Note March Futures				03/2022	12,595	(1,523,700)	(992)		0	(886)
U.S. Treasury 10-Year Ultra Long-Term Bond March Futures				03/2022	732	(107,192)	(1,922)		0	(194)

							$(2,873)		$0	$(1,213)

Total Futures Contracts							$(2,715)		$15	$(1,213)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-37 5-Year Index		(1.000)%	Quarterly	12/20/2026	$379,400	$(8,687)	$(729)	$(9,416)	$0	$(165)

INTEREST RATE SWAPS -BASIS SWAPS
									Variation Margin
Pay Floating Rate Index	Receive Floating Rate Index		Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	$833,000	$0	$(327)	$(327)	$0	$(11)
3-Month USD-LIBOR(4)	01-Month USD-LIBOR + 0.098%		Quarterly	01/13/2023	637,200	0	(254)	(254)	0	(8)

						$0	$(581)	$(581)	$0	$(19)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive(4)	1-Day USD-Federal Funds Rate Compounded-OIS	2.300%	Annual	03/01/2022	$198,100	$114	$(4,610)	$(4,496)	$0	$(38)
Pay(4)	1-Day USD-SOFR Compounded-OIS	0.809	Annual	11/22/2024	96,900	0	(256)	(256)	0	(19)
Pay(4)	1-Day USD-SOFR Compounded-OIS	0.821	Annual	11/22/2024	663,000	0	(1,511)	(1,511)	0	(133)

						$114	$(6,377)	$(6,263)	$0	$(190)

Total Swap Agreements						$(8,573)	$(7,687)	$(16,260)	$0	$(374)

(g)

Securities with an aggregate market value of $18,535 and cash of $8,321 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	AUD	4,062	$2,905	$0	$(50)
01/2022	$2,581	CAD	3,296	25	0
BPS	01/2022	AUD	2,635	$1,878	0	(39)
02/2022	GBP	205,161	277,862	183	0
03/2022	JPY	2,410,000	21,768	804	0
05/2022	200,000	1,909	168	0
06/2022	2,000,000	18,164	740	0
CBK	01/2022	ILS	198,104	62,140	0	(1,587)
02/2022	$3,159	ILS	9,821	0	0
04/2022	ILS	30,297	$9,334	0	(421)
06/2022	81,596	25,144	0	(1,168)
08/2022	17,801	5,556	0	(193)
11/2022	19,714	6,317	0	(70)
12/2022	27,305	8,860	7	(4)
HUS	01/2022	$1,868	CAD	2,380	14	0
01/2022	59,621	GBP	44,918	1,177	0
MYI	01/2022	AUD	97,899	$70,673	0	(554)
01/2022	$124,220	GBP	92,919	1,551	0
03/2022	JPY	2,380,000	$21,658	955	0
06/2022	280,000	2,532	92	0
RBC	01/2022	CAD	416,215	326,834	0	(2,202)
SCX	01/2022	AUD	5,684	4,052	0	(83)
01/2022	EUR	397,847	448,479	0	(4,470)
01/2022	GBP	219,870	291,138	0	(6,467)
01/2022	$5,568	CAD	7,163	95	0
02/2022	EUR	397,847	$452,690	0	(521)
02/2022	GBP	14,709	19,921	13	0
TOR	01/2022	AUD	17,009	12,175	0	(200)

Total Forward Foreign Currency Contracts	$5,824	$(18,029)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDICES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Put - OTC CDX.IG-37 5-Year Index	Sell	0.900%	04/20/2022	98,500	$(187)	$(61)

Total Written Options	$(187)	$(61)

(i)

Securities with an aggregate market value of $11,567 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,622,590	$0	$1,622,590
Industrials	0	723,625	0	723,625
Utilities	0	261,764	0	261,764
Municipal Bonds & Notes
Pennsylvania	0	956	0	956
U.S. Government Agencies	0	1,688,862	0	1,688,862
U.S. Treasury Obligations	0	47,688	0	47,688
Non-Agency Mortgage-Backed Securities	0	604,686	0	604,686
Asset-Backed Securities	0	1,254,508	0	1,254,508
Sovereign Issues	0	192,054	0	192,054
Short-Term Instruments
Repurchase Agreements	0	40,194	0	40,194
Israel Treasury Bills	0	56,829	0	56,829
U.S. Treasury Bills	0	12,814	0	12,814
Municipal Bonds & Notes	0	40,638	0	40,638

Consolidated Schedule of Investments PIMCO Short Asset Portfolio (Cont.)	December 31, 2021 (Unaudited)

Total Investments	$0	$6,547,208	$0	$6,547,208

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(58,282)	$0	$(58,282)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	15	0	15
Over the counter	0	5,824	0	5,824

	$0	$5,839	$0	$5,839
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,587)	0	(1,587)
Over the counter	0	(18,090)	0	(18,090)

	$0	$(19,677)	$0	$(19,677)

Total Financial Derivative Instruments	$0	$(13,838)	$0	$(13,838)

Totals	$0	$6,475,088	$0	$6,475,088

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.1% ¤
CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 18.8%
ABN AMRO Bank NV 0.924% (US0003M + 0.800%) due 07/19/2022 ~	$6,000	$6,022
AerCap Ireland Capital DAC
4.500% due 09/15/2023	19,600	20,565
4.625% due 07/01/2022	200	204
Ally Financial, Inc. 4.125% due 02/13/2022	6,700	6,727
American Express Co. 2.750% due 05/20/2022	10,400	10,473
American Honda Finance Corp. 0.760% (US0003M + 0.540%) due 06/27/2022 ~	3,600	3,608
American Tower Corp. 2.250% due 01/15/2022	7,500	7,504
Asian Development Bank 2.000% due 02/16/2022	164,000	164,422
Athene Global Funding 4.000% due 01/25/2022	1,300	1,303
Bank of America Corp.
2.881% due 04/24/2023 •	590	594
3.124% due 01/20/2023 •	2,530	2,533
5.700% due 01/24/2022	1,800	1,805
Barclays Bank PLC 1.700% due 05/12/2022	300	301
Barclays PLC 1.586% (US0003M + 1.430%) due 02/15/2023 ~	8,500	8,510
BPCE S.A. 0.490% (SOFRRATE + 0.440%) due 02/17/2022 ~	10,500	10,503
Canadian Imperial Bank of Commerce
0.390% (SOFRRATE + 0.340%) due 06/22/2023 ~	22,500	22,512
0.850% (SOFRRATE + 0.800%) due 03/17/2023 ~	4,099	4,121
Citigroup, Inc. 1.084% (US0003M + 0.960%) due 04/25/2022 ~	33,300	33,359
Commonwealth Bank of Australia 0.901% (US0003M + 0.700%) due 03/10/2022 ~	2,652	2,655
Cooperatieve Rabobank UA
0.951% (US0003M + 0.830%) due 01/10/2022 ~	14,500	14,502
2.750% due 01/10/2022	1,800	1,801
Credit Agricole S.A. 3.375% due 01/10/2022	1,200	1,201
Credit Suisse AG
0.430% (SOFRINDX + 0.380%) due 08/09/2023 ~	2,600	2,601
0.500% (SOFRRATE + 0.450%) due 02/04/2022 ~	37,000	37,007
Credit Suisse Group AG 3.574% due 01/09/2023	5,253	5,255
Daiwa Securities Group, Inc. 3.129% due 04/19/2022	5,526	5,568
Danske Bank A/S
2.700% due 03/02/2022	5,400	5,421
5.000% due 01/12/2022	23,600	23,621
Dexia Credit Local S.A. 2.875% due 01/29/2022	12,000	12,023
DNB Bank ASA
0.793% (US0003M + 0.620%) due 12/02/2022 ~	23,100	23,195
2.150% due 12/02/2022	30,000	30,447
DNB Boligkreditt A/S 2.500% due 03/28/2022	10,500	10,553
EUROFIMA 0.301% (US0003M + 0.100%) due 03/11/2022 ~	30,000	30,005
European Bank for Reconstruction & Development
0.164% (US0003M + 0.010%) due 05/11/2022 ~	8,000	8,000
0.310% (SOFRRATE + 0.260%) due 08/19/2022 ~	21,800	21,826
European Investment Bank
0.224% (US0003M + 0.100%) due 01/19/2023 ~	26,000	26,025
0.300% due 01/30/2023 •	120,685	120,907
0.340% (SOFRRATE + 0.290%) due 06/10/2022 ~	116,073	116,180
FMS Wertmanagement
0.250% due 10/26/2022	11,000	11,030
0.625% due 04/08/2022	13,000	13,015
General Motors Financial Co., Inc.
1.528% (US0003M + 1.310%) due 06/30/2022 ~	2,200	2,210

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

1.677% (US0003M + 1.550%) due 01/14/2022 ~	526	526
3.150% due 06/30/2022	14,035	14,194
3.450% due 04/10/2022	36,511	36,624
3.550% due 07/08/2022	27,602	28,006
Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •	42,500	42,502
0.481% due 01/27/2023	5,600	5,587
0.914% (US0003M + 0.750%) due 02/23/2023 ~	33,700	33,850
1.217% due 12/06/2023	1,200	1,203
Hana Bank 0.914% (US0003M + 0.700%) due 10/02/2022 ~	3,400	3,411
HSBC Holdings PLC
1.633% (US0003M + 1.500%) due 01/05/2022 ~	3,300	3,300
3.262% due 03/13/2023 •	50,215	50,454
Hyundai Capital Services, Inc. 3.000% due 03/06/2022	21,500	21,580
ING Groep NV
1.370% (US0003M + 1.150%) due 03/29/2022 ~	66,726	66,886
3.150% due 03/29/2022	1,300	1,309
Inter-American Development Bank
0.194% (US0003M + 0.070%) due 07/15/2022 ~	5,350	5,352
0.233% (US0003M + 0.030%) due 03/15/2022 ~	21,030	21,031
0.310% (SOFRRATE + 0.260%) due 09/16/2022 ~	90,500	90,620
International Bank for Reconstruction & Development 0.179% due 01/13/2023 •	126,700	126,779
International Finance Corp. 0.140% due 06/30/2023 •	24,000	24,000
Jackson National Life Global Funding
0.649% (SOFRRATE + 0.600%) due 01/06/2023 ~	6,000	6,018
0.950% (US0003M + 0.730%) due 06/27/2022 ~	3,900	3,913
John Deere Capital Corp. 0.691% (US0003M + 0.490%) due 06/13/2022 ~	7,300	7,312
Kookmin Bank 1.148% (US0003M + 0.950%) due 06/09/2022 ~	3,800	3,811
Kreditanstalt fuer Wiederaufbau
2.125% due 03/07/2022	219,000	219,705
2.500% due 02/15/2022	22,000	22,057
2.625% due 01/25/2022	24,300	24,332
KSA Sukuk Ltd. 2.894% due 04/20/2022	400	403
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.400% (SOFRRATE + 0.350%) due 03/15/2022 ~	36,600	36,614
0.625% due 04/08/2022	27,000	27,029
Landwirtschaftliche Rentenbank 0.161% (US0003M + 0.040%) due 01/12/2022 ~	52,000	52,000
Lloyds Banking Group PLC 3.000% due 01/11/2022	800	800
MET Tower Global Funding 0.599% due 01/17/2023 •	12,100	12,143
Metropolitan Life Global Funding 0.400% (SOFRRATE + 0.350%) due 09/08/2022 ~	12,700	12,720
Mitsubishi UFJ Financial Group, Inc.
0.888% (US0003M + 0.700%) due 03/07/2022 ~	11,386	11,396
0.913% (US0003M + 0.740%) due 03/02/2023 ~	2,732	2,746
0.914% (US0003M + 0.790%) due 07/25/2022 ~	49,394	49,597
0.985% (US0003M + 0.860%) due 07/26/2023 ~	7,800	7,870
1.080% (US0003M + 0.920%) due 02/22/2022 ~	27,700	27,728
2.623% due 07/18/2022	4,100	4,147
2.665% due 07/25/2022	35,400	35,820
2.998% due 02/22/2022	4,000	4,014
3.218% due 03/07/2022	4,000	4,020
3.455% due 03/02/2023	12,700	13,079
3.761% due 07/26/2023	6,000	6,260
Mizuho Financial Group, Inc.
0.962% (US0003M + 0.840%) due 07/16/2023 ~	6,231	6,248
0.970% (US0003M + 0.790%) due 03/05/2023 ~	10,300	10,368
1.081% (US0003M + 0.880%) due 09/11/2022 ~	73,300	73,640
1.116% (US0003M + 0.940%) due 02/28/2022 ~	5,025	5,032
Morgan Stanley
0.749% (SOFRRATE + 0.700%) due 01/20/2023 ~	46,000	46,008
2.750% due 05/19/2022	2,700	2,724
MUFG Union Bank N.A.
0.760% (SOFRRATE + 0.710%) due 12/09/2022 ~	16,350	16,424
0.788% (US0003M + 0.600%) due 03/07/2022 ~	16,000	16,007
NatWest Markets PLC 1.712% (SOFRRATE + 1.662%) due 09/29/2022 ~	25,000	25,245
New York Life Global Funding
0.410% (US0003M + 0.280%) due 01/21/2022 ~	11,400	11,401
0.561% (US0003M + 0.440%) due 07/12/2022 ~	3,000	3,005
Nissan Motor Acceptance Co. LLC
0.910% due 09/28/2022 •	600	601
2.650% due 07/13/2022	100	101
NRW Bank 0.252% (US0003M + 0.120%) due 02/01/2022 ~	159,200	159,235
Oesterreichische Kontrollbank AG 2.625% due 01/31/2022	7,000	7,012

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

ORIX Corp.
2.900% due 07/18/2022	21,700	21,954
3.200% due 01/19/2022	12,212	12,226
PNC Bank N.A. 0.495% (US0003M + 0.325%) due 02/24/2023 ~	40,800	40,826
Royal Bank of Canada
0.599% (US0003M + 0.470%) due 04/29/2022 ~	26,500	26,518
1.900% due 09/23/2022	4,000	4,040
Skandinaviska Enskilda Banken AB
0.491% (US0003M + 0.320%) due 09/01/2023 ~	13,800	13,819
0.846% (US0003M + 0.645%) due 12/12/2022 ~	15,300	15,376
Standard Chartered PLC 1.299% (SOFRRATE + 1.250%) due 10/14/2023 ~	62,400	62,827
Sumitomo Mitsui Financial Group, Inc.
0.901% (US0003M + 0.780%) due 07/12/2022 ~	20,000	20,068
1.091% (US0003M + 0.970%) due 01/11/2022 ~	5,854	5,855
2.778% due 10/18/2022	1,000	1,017
2.784% due 07/12/2022	13,000	13,162
Suncorp-Metway Ltd. 2.800% due 05/04/2022	10,900	10,978
Swedbank AB 0.898% (US0003M + 0.700%) due 03/14/2022 ~	5,000	5,006
Toronto-Dominion Bank
0.530% (SOFRRATE + 0.480%) due 01/27/2023 ~	14,400	14,443
2.500% due 01/18/2023	1,101	1,102
Toyota Motor Credit Corp.
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~	23,600	23,609
0.389% (SOFRRATE + 0.340%) due 10/14/2022 ~	1,000	1,001
0.400% due 06/13/2023 •	13,000	13,007
0.558% due 05/17/2022 •	4,600	4,604
0.670% (US0003M + 0.480%) due 09/08/2022 ~	3,500	3,507
0.811% due 01/11/2022 •	9,400	9,401
2.600% due 01/11/2022	5,000	5,002
UBS AG 0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~	33,100	33,096
UBS Group AG
1.384% due 05/23/2023 •	31,206	31,335
1.662% due 02/01/2022 •	3,700	3,704
Wells Fargo & Co. 1.359% (US0003M + 1.230%) due 10/31/2023 ~	30,000	30,246

		2,813,642

INDUSTRIALS 4.7%
ABB Finance USA, Inc. 2.875% due 05/08/2022	820	827
AbbVie, Inc.
0.810% (US0003M + 0.650%) due 11/21/2022 ~	3,482	3,496
2.300% due 11/21/2022	4,595	4,660
2.800% due 03/15/2023	430	438
2.900% due 11/06/2022	40,650	41,407
3.200% due 11/06/2022	28,723	29,213
3.250% due 10/01/2022	1,670	1,693
3.450% due 03/15/2022	19,700	19,718
Anthem, Inc. 0.450% due 03/15/2023	7,900	7,870
AstraZeneca PLC
0.300% due 05/26/2023	19,200	19,120
0.821% (US0003M + 0.620%) due 06/10/2022 ~	3,203	3,210
BAT Capital Corp. 1.036% (US0003M + 0.880%) due 08/15/2022 ~	2,497	2,504
Bayer U.S. Finance LLC 2.200% due 07/15/2022	1,300	1,304
BMW Finance NV 0.944% (US0003M + 0.790%) due 08/12/2022 ~	12,200	12,255
BMW U.S. Capital LLC
0.657% (US0003M + 0.530%) due 04/14/2022 ~	12,300	12,318
0.767% (US0003M + 0.640%) due 04/06/2022 ~	14,185	14,206
2.950% due 04/14/2022	1,300	1,309
Boeing Co.
1.167% due 02/04/2023	30,902	30,906
2.125% due 03/01/2022	26,308	26,334
2.700% due 05/01/2022	37,626	37,851
Boston Scientific Corp. 3.375% due 05/15/2022	2,384	2,408
Bristol-Myers Squibb Co.
0.535% (US0003M + 0.380%) due 05/16/2022 ~	61,900	61,979
2.600% due 05/16/2022	2,000	2,017
Central Nippon Expressway Co. Ltd.
0.985% due 03/03/2022 •	10,500	10,512
2.849% due 03/03/2022	10,900	10,939
Charter Communications Operating LLC 4.464% due 07/23/2022	57,301	58,153
CVS Health Corp. 3.500% due 07/20/2022	500	506

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

Daimler Finance North America LLC
1.040% (US0003M + 0.880%) due 02/22/2022 ~	26,800	26,828
1.056% (US0003M + 0.900%) due 02/15/2022 ~	28,840	28,866
2.550% due 08/15/2022	4,000	4,046
3.400% due 02/22/2022	14,400	14,459
Enbridge, Inc. 0.660% (US0003M + 0.500%) due 02/18/2022 ~	22,700	22,708
ERAC USA Finance LLC 3.300% due 10/15/2022	25,100	25,628
Fiserv, Inc. 3.500% due 10/01/2022	3,600	3,657
General Mills, Inc. 6.410% due 10/15/2022	1,100	1,150
Hyundai Capital America
3.100% due 04/05/2022	11,188	11,263
3.950% due 02/01/2022	12,633	12,663
Kinder Morgan, Inc. 1.404% (US0003M + 1.280%) due 01/15/2023 ~	7,200	7,261
Mitsubishi Corp. 2.625% due 07/14/2022	1,500	1,515
Mondelez International Holdings Netherlands BV 2.125% due 09/19/2022	1,500	1,516
PayPal Holdings, Inc. 2.200% due 09/26/2022	2,100	2,130
Reckitt Benckiser Treasury Services PLC
0.780% (US0003M + 0.560%) due 06/24/2022 ~	26,600	26,653
2.375% due 06/24/2022	13,600	13,703
Rogers Communications, Inc. 0.814% (US0003M + 0.600%) due 03/22/2022 ~	946	947
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023	11,000	10,968
Southern Co. 0.420% (SOFRRATE + 0.370%) due 05/10/2023 ~	35,000	34,926
Suntory Holdings Ltd. 2.550% due 06/28/2022	480	484
Volkswagen Group of America Finance LLC 2.900% due 05/13/2022	10,000	10,083
Walgreen Co. 3.100% due 09/15/2022	3,200	3,255
Walt Disney Co. 0.561% (US0003M + 0.390%) due 09/01/2022 ~	10,000	10,018
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022	11,804	11,828

		703,708

UTILITIES 1.8%
AT&T, Inc.
1.046% (US0003M + 0.890%) due 02/15/2023 ~	8,000	8,049
3.000% due 06/30/2022	900	907
Atmos Energy Corp. 0.625% due 03/09/2023	13,600	13,551
Duke Energy Corp. 0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~	13,400	13,388
NextEra Energy Capital Holdings, Inc.
0.430% (US0003M + 0.270%) due 02/22/2023 ~	54,700	54,621
0.650% due 03/01/2023	16,200	16,171
0.898% (US0003M + 0.720%) due 02/25/2022 ~	47,500	47,542
Pacific Gas & Electric Co. 1.750% due 06/16/2022	35,100	35,100
Southern California Edison Co. 0.400% (SOFRINDX + 0.350%) due 06/13/2022 ~	40,170	40,182
Verizon Communications, Inc. 1.211% (US0003M + 1.000%) due 03/16/2022 ~	48,300	48,385

		277,896

Total Corporate Bonds & Notes (Cost $3,796,166)		3,795,246

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050	11,385	11,385

Total Municipal Bonds & Notes (Cost $11,385)		11,385

U.S. GOVERNMENT AGENCIES 5.2%
Fannie Mae
0.220% due 03/09/2022 - 03/11/2022 •	45,000	45,015
0.280% due 05/06/2022 •	35,000	35,026
0.360% due 01/24/2022 •	90,000	90,017
Federal Farm Credit Bank 0.110% due 11/16/2022 •	42,000	42,014

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

Federal Home Loan Bank 0.065% due 02/08/2023 - 03/15/2023 •	560,000	559,981

Total U.S. Government Agencies (Cost $772,004)		772,053

U.S. TREASURY OBLIGATIONS 12.5%
U.S. Treasury Floating Rate Notes
0.114% due 07/31/2023 •	778,000	778,175
0.120% due 10/31/2023 •	122,200	122,234

		900,409

U.S. Treasury Notes
1.750% due 03/31/2022 (e)	221,000	221,879
2.500% due 01/15/2022	750,000	750,600

Total U.S. Treasury Obligations (Cost $1,872,740)		1,872,888

SOVEREIGN ISSUES 5.5%
BNG Bank NV 0.271% (US0003M + 0.070%) due 03/11/2022 ~	103,820	103,838
Caisse d'Amortissement de la Dette Sociale 1.875% due 02/12/2022	9,000	9,015
Caisse des Depots et Consignations 2.750% due 01/18/2022	4,000	4,004
CDP Financial, Inc. 2.750% due 03/07/2022	18,000	18,080
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022	1,700	1,726
Export Development Canada 2.000% due 05/17/2022	42,000	42,277
Export-Import Bank of Korea
0.745% (US0003M + 0.525%) due 06/25/2022 ~	3,000	3,006
0.933% (US0003M + 0.800%) due 07/05/2022 ~	10,700	10,736
0.946% (US0003M + 0.775%) due 06/01/2023 ~	6,200	6,249
1.057% (US0003M + 0.925%) due 11/01/2022 ~	5,200	5,233
1.335% (US0003M + 1.200%) due 04/27/2023 ~	4,000	4,054
Industrial Bank of Korea 0.574% (US0003M + 0.450%) due 10/23/2022 ~	24,000	24,081
Japan Bank for International Cooperation 2.375% due 11/16/2022	6,000	6,096
Japan Finance Organization for Municipalities 2.000% due 04/21/2022	8,100	8,149
Kommunalbanken A/S
0.250% (US0003M + 0.080%) due 02/24/2022 ~	228,100	228,125
2.250% due 01/25/2022	10,000	10,011
Kommunekredit 2.500% due 04/14/2022	7,000	7,043
Kommuninvest Sverige AB
0.125% due 07/20/2022	54,200	54,156
0.500% due 02/02/2022	27,000	27,014
Korea Development Bank
0.510% (US0003M + 0.350%) due 02/18/2023 ~	9,600	9,618
0.852% (US0003M + 0.725%) due 07/06/2022 ~	16,300	16,348
0.881% (US0003M + 0.705%) due 02/27/2022 ~	22,980	23,000
1.572% (US0003M + 1.450%) due 04/16/2023 ~	3,500	3,558
Nederlandse Waterschapsbank NV
1.875% due 04/14/2022	66,000	66,297
2.250% due 03/02/2022	6,000	6,019
Province of Alberta 2.200% due 07/26/2022	25,366	25,628
Province of Ontario 2.400% due 02/08/2022	3,900	3,908
Province of Quebec 2.375% due 01/31/2022	14,000	14,021
SFIL S.A. 2.625% due 04/25/2022	14,000	14,103
Svensk Exportkredit AB
1.625% due 01/14/2022	61,910	61,981
2.000% due 08/30/2022	5,000	5,049
2.375% due 03/09/2022	7,300	7,328

Total Sovereign Issues (Cost $829,736)		829,751

SHORT-TERM INSTRUMENTS 53.5%
CERTIFICATES OF DEPOSIT 0.4%
Sumitomo Mitsui Banking Corp.
0.196% (US0003M + 0.040%) due 02/14/2022 ~	40,000	40,004

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

0.220% (SOFRRATE + 0.170%) due 09/06/2022 ~	19,900	19,894

		59,898

REPURCHASE AGREEMENTS (d) 10.2%		1,523,050

SHORT-TERM NOTES 0.1%
Dell Equipment Finance Trust 0.182% due 09/22/2022	13,050	13,048

U.S. TREASURY BILLS 36.3%
0.071% due 01/11/2022 - 06/30/2022 (a)(b)(c)	5,446,352	5,445,395

U.S. TREASURY CASH MANAGEMENT BILLS 6.5%
0.068% due 03/01/2022 - 03/22/2022 (b)(c)	374,500	374,462
0.068% due 03/08/2022 - 04/19/2022 (b)(c)	607,200	607,107

		981,569

Total Short-Term Instruments (Cost $8,022,852)		8,022,960

Total Investments in Securities (Cost $15,304,883)		15,304,283

Total Investments 102.1% (Cost $15,304,883)		$15,304,283
Other Assets and Liabilities, net (2.1)%		(319,929)

Net Assets 100.0%		$14,984,354

Schedule of Investments PIMCO Short-Term Floating NAV Portfolio II (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	0.040%	12/31/2021	01/03/2022	$250,000	U.S. Treasury Bonds 4.500% due 05/15/2038		$(256,021)	$250,000	$250,001
	0.040	01/03/2022	01/04/2022	100,000	U.S. Treasury Bonds 4.500% due 05/15/2038		(102,183)	100,000	100,000
FICC	0.000	12/31/2021	01/03/2022	8,894	U.S. Treasury Notes 1.250% due 03/31/2028		(9,072)	8,894	8,894
IND	0.095	12/23/2021	01/06/2022	46,014	Asian Development Bank 0.800% due 07/22/2030		(46,285)	46,014	46,015
	0.050	12/30/2021	01/04/2022	150,000	U.S. Treasury Bonds 2.750% due 08/15/2047		(84,559)	150,000	150,001
					U.S. Treasury Notes 0.125% due 05/31/2022		(70,594)
MBC	0.050	12/29/2021	01/05/2022	250,000	U.S. Treasury Inflation Protected Securities 0.125% - 0.625% due 04/15/2023 - 02/15/2051		(258,684)	250,000	250,002
	0.050	12/30/2021	01/06/2022	100,000	U.S. Treasury Notes 1.500% - 2.250% due 04/30/2024 - 11/30/2024		(103,240)	100,000	100,000
	0.060	12/07/2021	TBD(2)	266,468	U.S. Treasury Notes 2.25% due 08/15/2046		(266,578)	266,438	266,449
	0.050	12/30/2021	01/06/2022	100,000	U.S. Treasury Notes 3.00%-1.375% due 11/17/2014-11/30/2020		(351,009)	351,704	351,785

Total Repurchase Agreements							$1,548,225	$1,523,050	$1,523,147

(e)	Securities with an aggregate market value of $4,093 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$2,813,642	$0	$2,813,642
Industrials					0	703,708	0	703,708
Utilities					0	277,896	0	277,896
Municipal Bonds & Notes
California					0	11,385	0	11,385
U.S. Government Agencies					0	772,053	0	772,053
U.S. Treasury Obligations					0	1,872,888	0	1,872,888
Sovereign Issues					0	829,751	0	829,751
Short-Term Instruments
Certificates of Deposit					0	59,898	0	59,898
Repurchase Agreements					0	1,523,050	0	1,523,050
Short-Term Notes					0	13,048	0	13,048
U.S. Treasury Bills					0	5,445,395	0	5,445,395
U.S. Treasury Cash Management Bills					0	981,569	0	981,569

Total Investments					$0	$15,304,283	$0	$15,304,283

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 102.9% ¤
CORPORATE BONDS & NOTES 32.8%
BANKING & FINANCE 22.1%
ABN AMRO Bank NV 0.924% (US0003M + 0.800%) due 07/19/2022 ~		$6,940	$6,966
Ally Financial, Inc. 4.125% due 02/13/2022		11,861	11,908
American Express Co.
0.780% (US0003M + 0.620%) due 05/20/2022 ~		4,262	4,268
2.750% due 05/20/2022		1,600	1,611
Bank of America Corp.
2.604% due 03/15/2023 •(e)	CAD	1,000	794
3.228% due 06/22/2022 (e)		1,100	880
Barclays PLC 1.586% (US0003M + 1.430%) due 02/15/2023 ~		$1,500	1,502
Canadian Imperial Bank of Commerce 0.390% (SOFRRATE + 0.340%) due 06/22/2023 ~		21,300	21,311
Citigroup, Inc.
2.700% due 10/27/2022		7,500	7,619
3.142% due 01/24/2023 •		3,900	3,905
4.500% due 01/14/2022		10,140	10,152
Cooperatieve Rabobank UA 0.951% (US0003M + 0.830%) due 01/10/2022 ~		21,000	21,003
Credit Suisse AG
0.430% (SOFRINDX + 0.380%) due 08/09/2023 ~		1,700	1,700
0.500% (SOFRRATE + 0.450%) due 02/04/2022 ~		55,779	55,790
Daiwa Securities Group, Inc. 3.129% due 04/19/2022		3,461	3,487
Danske Bank A/S 5.000% due 01/12/2022		19,340	19,357
DBS Bank Ltd.
0.562% (BBSW3M + 0.520%) due 10/25/2022 ~	AUD	30,000	21,897
0.692% (BBSW3M + 0.630%) due 09/13/2022 ~		18,100	13,214
Dexia Credit Local S.A. 2.875% due 01/29/2022		$23,000	23,044
DNB Boligkreditt A/S 2.500% due 03/28/2022		10,000	10,051
EUROFIMA 0.301% (US0003M + 0.100%) due 03/11/2022 ~		17,000	17,003
European Bank for Reconstruction & Development
0.164% (US0003M + 0.010%) due 05/11/2022 ~		10,000	10,000
0.310% (SOFRRATE + 0.260%) due 08/19/2022 ~		34,643	34,685
European Investment Bank
0.224% (US0003M + 0.100%) due 01/19/2023 ~		32,000	32,030
0.340% (SOFRRATE + 0.290%) due 06/10/2022 ~		19,000	19,020
First Republic Bank 2.500% due 06/06/2022		2,000	2,013
General Motors Financial Co., Inc.
1.528% (US0003M + 1.310%) due 06/30/2022 ~		1,215	1,220
3.150% due 06/30/2022		18,588	18,799
3.450% due 04/10/2022		34,606	34,713
3.550% due 07/08/2022		29,190	29,617
Goldman Sachs Group, Inc.
0.460% due 01/27/2023 •		70,800	70,803
0.914% (US0003M + 0.750%) due 02/23/2023 ~		56,747	56,999
2.433% due 04/26/2023 •(e)	CAD	2,000	1,590
Hana Bank 0.914% (US0003M + 0.700%) due 10/02/2022 ~		$2,760	2,769
Harley-Davidson Financial Services, Inc. 4.050% due 02/04/2022		3,000	3,008
HSBC Holdings PLC
1.633% (US0003M + 1.500%) due 01/05/2022 ~		900	900
3.262% due 03/13/2023 •		18,018	18,104
Hutchison Whampoa International Ltd. 3.250% due 11/08/2022		4,555	4,647
Hyundai Capital Services, Inc. 3.000% due 03/06/2022		4,573	4,590
ING Groep NV
1.370% (US0003M + 1.150%) due 03/29/2022 ~		11,500	11,528
3.150% due 03/29/2022		2,600	2,617
Inter-American Development Bank 0.310% (SOFRRATE + 0.260%) due 09/16/2022 ~		88,145	88,262

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

International Bank for Reconstruction & Development
0.179% due 01/13/2023 •		179,818	179,930
2.200% due 01/18/2022	CAD	22,500	17,799
International Finance Corp. 0.140% due 06/30/2023 •		$37,000	37,000
John Deere Capital Corp. 0.691% (US0003M + 0.490%) due 06/13/2022 ~		10,200	10,218
Kreditanstalt fuer Wiederaufbau
1.750% due 08/22/2022		26,000	26,231
2.000% due 02/07/2022	CAD	40,110	31,758
2.125% due 03/07/2022		$10,000	10,032
2.500% due 02/15/2022		16,450	16,493
2.625% due 01/25/2022		21,000	21,028
KSA Sukuk Ltd. 2.894% due 04/20/2022		800	806
Landeskreditbank Baden-Wuerttemberg Foerderbank 0.400% (SOFRRATE + 0.350%) due 03/15/2022 ~		24,400	24,409
MET Tower Global Funding 0.599% due 01/17/2023 •		14,180	14,230
Mitsubishi HC Capital, Inc.
2.652% due 09/19/2022		600	607
3.406% due 02/28/2022		3,700	3,707
Mitsubishi UFJ Financial Group, Inc.
0.888% (US0003M + 0.700%) due 03/07/2022 ~		5,100	5,104
0.914% (US0003M + 0.790%) due 07/25/2022 ~		60,724	60,974
1.080% (US0003M + 0.920%) due 02/22/2022 ~		36,420	36,457
2.623% due 07/18/2022		11,600	11,734
2.665% due 07/25/2022		11,900	12,041
2.998% due 02/22/2022		5,679	5,699
3.218% due 03/07/2022		6,000	6,030
Mizuho Bank Ltd. 0.568% (BBSW3M + 0.530%) due 10/20/2023 ~	AUD	69,500	50,755
Mizuho Financial Group, Inc.
1.081% (US0003M + 0.880%) due 09/11/2022 ~		$28,801	28,934
1.116% (US0003M + 0.940%) due 02/28/2022 ~		71,814	71,909
Morgan Stanley
0.749% (SOFRRATE + 0.700%) due 01/20/2023 ~		84,635	84,649
2.750% due 05/19/2022		300	303
Natwest Group PLC 1.626% (US0003M + 1.470%) due 05/15/2023 ~		2,630	2,641
NatWest Markets PLC
1.712% (SOFRRATE + 1.662%) due 09/29/2022 ~		48,125	48,597
3.625% due 09/29/2022		5,000	5,112
New York Life Global Funding
0.410% (US0003M + 0.280%) due 01/21/2022 ~		25,900	25,902
0.561% (US0003M + 0.440%) due 07/12/2022 ~		20,000	20,033
Nissan Motor Acceptance Co. LLC 1.012% (US0003M + 0.890%) due 01/13/2022 ~		4,360	4,360
NRW Bank 0.252% (US0003M + 0.120%) due 02/01/2022 ~		1,600	1,600
Ontario Teachers' Cadillac Fairview Properties Trust 3.125% due 03/20/2022		700	702
ORIX Corp.
2.900% due 07/18/2022		9,400	9,510
3.200% due 01/19/2022		7,000	7,008
Skandinaviska Enskilda Banken AB 0.846% (US0003M + 0.645%) due 12/12/2022 ~		8,257	8,298
Sumitomo Mitsui Financial Group, Inc.
0.901% (US0003M + 0.780%) due 07/12/2022 ~		21,000	21,072
2.784% due 07/12/2022		20,300	20,553
2.846% due 01/11/2022		4,600	4,602
Suncorp-Metway Ltd. 2.800% due 05/04/2022		19,600	19,739
Toronto-Dominion Bank
0.289% (SOFRRATE + 0.240%) due 01/06/2023 ~		7,826	7,833
0.530% (SOFRRATE + 0.480%) due 01/27/2023 ~		20,000	20,060
Toyota Motor Credit Corp.
0.350% (SOFRRATE + 0.300%) due 06/13/2022 ~		35,000	35,013
0.389% (SOFRRATE + 0.340%) due 10/14/2022 ~		2,000	2,002
0.670% (US0003M + 0.480%) due 09/08/2022 ~		2,500	2,505
0.811% due 01/11/2022 •		19,600	19,602
2.600% due 01/11/2022		3,500	3,502
UBS AG 0.370% (SOFRRATE + 0.320%) due 06/01/2023 ~		46,900	46,894
UBS Group AG 1.384% due 05/23/2023 •		43,500	43,680
Wells Fargo & Co. 2.094% due 04/25/2022 (e)	CAD	20,900	16,602

			1,871,635

INDUSTRIALS 7.0%
AbbVie, Inc.
0.810% (US0003M + 0.650%) due 11/21/2022 ~		$100	100
2.300% due 11/21/2022		8,200	8,316
2.900% due 11/06/2022		23,200	23,632

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

3.250% due 10/01/2022		3,754	3,805
3.450% due 03/15/2022		7,401	7,408
Anthem, Inc. 0.450% due 03/15/2023		11,500	11,457
AstraZeneca PLC 0.300% due 05/26/2023		26,700	26,589
BMW Finance NV 0.944% (US0003M + 0.790%) due 08/12/2022 ~		13,600	13,662
Boeing Co.
1.167% due 02/04/2023		38,978	38,983
2.125% due 03/01/2022		28,600	28,629
2.700% due 05/01/2022		49,733	50,031
Boston Scientific Corp. 3.375% due 05/15/2022		100	101
Bristol-Myers Squibb Co. 0.535% (US0003M + 0.380%) due 05/16/2022 ~		200	200
Central Nippon Expressway Co. Ltd. 0.942% due 03/18/2022	JPY	120,000	1,045
Charter Communications Operating LLC 4.464% due 07/23/2022		$65,305	66,276
D.R. Horton, Inc. 4.375% due 09/15/2022		1,500	1,524
Daimler Canada Finance, Inc. 3.050% due 05/16/2022	CAD	20,966	16,725
Daimler Finance North America LLC
1.040% (US0003M + 0.880%) due 02/22/2022 ~		$54,170	54,227
1.056% (US0003M + 0.900%) due 02/15/2022 ~		400	400
2.550% due 08/15/2022		934	945
3.400% due 02/22/2022		33,440	33,577
Danone S.A. 3.000% due 06/15/2022		4,960	5,015
ERAC USA Finance LLC 3.300% due 10/15/2022		11,700	11,946
GE Capital Canada Funding Co. 4.600% due 01/26/2022	CAD	37,507	29,715
Hyundai Capital America 3.100% due 04/05/2022		$5,506	5,543
Oracle Corp. 2.500% due 10/15/2022		2,710	2,749
Penske Truck Leasing Canada, Inc. 2.850% due 12/07/2022 (e)	CAD	10,000	8,013
Reckitt Benckiser Treasury Services PLC 0.780% (US0003M + 0.560%) due 06/24/2022 ~		$34,754	34,824
Rogers Communications, Inc.
0.814% (US0003M + 0.600%) due 03/22/2022 ~		1,000	1,001
4.000% due 06/06/2022	CAD	11,119	8,906
Ryder System, Inc. 2.875% due 06/01/2022		$800	806
Siemens Financieringsmaatschappij NV 0.400% due 03/11/2023		29,600	29,513
Starbucks Corp. 1.300% due 05/07/2022		300	301
Toyota Industries Corp. 3.110% due 03/12/2022		3,500	3,511
Volkswagen Group of America Finance LLC 2.700% due 09/26/2022		2,266	2,299
VW Credit Canada, Inc.
2.650% due 06/27/2022 (e)	CAD	25,528	20,373
3.700% due 11/14/2022 (e)		20,000	16,169
Walgreen Co. 3.100% due 09/15/2022		$1,500	1,526
Walt Disney Co. 0.561% (US0003M + 0.390%) due 09/01/2022 ~		16,400	16,429
West Nippon Expressway Co. Ltd. 0.090% due 06/20/2022	JPY	240,000	2,087
Zimmer Biomet Holdings, Inc. 3.150% due 04/01/2022		$6,500	6,513

			594,871

UTILITIES 3.7%
AT&T, Inc. 3.000% due 06/30/2022		1,600	1,612
Atmos Energy Corp. 0.625% due 03/09/2023		20,100	20,028
Duke Energy Corp. 0.300% (SOFRRATE + 0.250%) due 06/10/2023 ~		21,000	20,982
NextEra Energy Capital Holdings, Inc.
0.430% (US0003M + 0.270%) due 02/22/2023 ~		42,500	42,439
0.898% (US0003M + 0.720%) due 02/25/2022 ~		56,650	56,701
Pacific Gas & Electric Co. 1.750% due 06/16/2022		49,095	49,095
Southern California Edison Co. 0.400% (SOFRINDX + 0.350%) due 06/13/2022 ~		32,815	32,824

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

Verizon Communications, Inc. 1.211% (US0003M + 1.000%) due 03/16/2022 ~		84,560	84,708

			308,389

Total Corporate Bonds & Notes (Cost $2,776,561)			2,774,895

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 0.200% due 01/01/2050		8,755	8,755

NEVADA 0.0%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 0.250% due 01/01/2050		1,000	1,000

Total Municipal Bonds & Notes (Cost $9,755)			9,755

U.S. GOVERNMENT AGENCIES 3.9%
Fannie Mae
0.220% due 03/11/2022 •		20,000	20,007
0.280% due 05/06/2022 •		85,000	85,063
0.360% due 01/24/2022 •		224,000	224,042

Total U.S. Government Agencies (Cost $329,009)			329,112

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Notes
1.750% due 03/31/2022 (g)		150,000	150,596
2.500% due 01/15/2022		150,000	150,120

Total U.S. Treasury Obligations (Cost $300,711)			300,716

ASSET-BACKED SECURITIES 0.1%
GMF Canada Leasing Trust 0.422% due 02/21/2023	CAD	5,593	4,421

Total Asset-Backed Securities (Cost $4,43)			4,421

SOVEREIGN ISSUES 11.5%
Agence Francaise de Developpement EPIC 2.750% due 01/22/2022		$15,000	15,019
Aichi Prefecture 0.982% due 04/27/2022	JPY	200,000	1,744
BNG Bank NV 1.500% due 09/06/2022		$25,850	26,043
Caisse d'Amortissement de la Dette Sociale 1.875% due 02/12/2022		78,281	78,414
CDP Financial, Inc. 2.750% due 03/07/2022		36,400	36,563
Development Bank of Japan, Inc.
0.001% due 03/18/2022	JPY	300,000	2,608
0.030% due 03/18/2022		200,000	1,739
2.125% due 09/01/2022		$30,000	30,339
Emirate of Abu Dhabi Government International Bond 2.500% due 10/11/2022		2,800	2,843
Export-Import Bank of Korea
0.999% (US0003M + 0.875%) due 01/25/2022 ~		833	833
1.057% (US0003M + 0.925%) due 11/01/2022 ~		3,400	3,422
2.750% due 01/25/2022		710	711
Israel Government International Bond
0.750% due 07/31/2022	ILS	26,100	8,431
5.500% due 01/31/2022		64,100	20,703
Japan Bank for International Cooperation 0.030% due 06/20/2022	JPY	290,000	2,521
Japan Expressway Holding and Debt Repayment Agency 0.934% due 03/18/2022		500,000	4,355
Japan Finance Organization for Municipalities
0.852% due 06/28/2022		2,430,000	21,205
0.892% due 05/27/2022		1,000,000	8,722
0.991% due 01/28/2022		800,000	6,960
1.006% due 04/28/2022		1,500,000	13,079
1.010% due 03/28/2022		1,800,000	15,682
1.035% due 02/28/2022		1,700,000	14,801
2.100% due 06/20/2022		200,000	1,755
2.625% due 04/20/2022		$3,600	3,624
Japan Highway Public Corp. 2.700% due 06/20/2022	JPY	120,000	1,056
Japan Housing Finance Agency
0.020% due 03/18/2022		850,000	7,389
0.030% due 03/18/2022		1,100,000	9,562
0.887% due 03/18/2022		300,000	2,612

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

Japan Railway Construction Transport and Technology Agency 0.877% due 03/18/2022		240,000	2,090
Kommunalbanken A/S
0.250% (US0003M + 0.080%) due 02/24/2022 ~		$94,750	94,761
2.250% due 01/25/2022		5,000	5,006
Kommuninvest Sverige AB 0.125% due 07/20/2022		11,980	11,970
Korea Development Bank
0.689% (US0003M + 0.475%) due 10/01/2022 ~		400	401
0.852% (US0003M + 0.725%) due 07/06/2022 ~		4,150	4,162
0.881% (US0003M + 0.705%) due 02/27/2022 ~		1,200	1,201
0.929% (US0003M + 0.800%) due 10/30/2022 ~		1,400	1,407
3.000% due 03/19/2022		6,300	6,327
Nederlandse Waterschapsbank NV 1.875% due 04/14/2022		151,080	151,760
Province of Alberta 2.200% due 07/26/2022		59,800	60,417
Province of Ontario
2.250% due 05/18/2022		44,900	45,231
2.400% due 02/08/2022		2,100	2,104
2.550% due 04/25/2022		25,000	25,177
SFIL S.A. 2.625% due 04/25/2022		51,000	51,374
Svensk Exportkredit AB
0.250% due 10/05/2022		70,000	69,934
1.625% due 01/14/2022		83,100	83,194
2.375% due 03/09/2022		12,700	12,749
Tokyo Metropolitan Government
0.870% due 03/18/2022	JPY	100,000	871
1.060% due 03/18/2022		100,000	871

Total Sovereign Issues (Cost $978,566)			973,742

SHORT-TERM INSTRUMENTS 51.0%
		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 24.9%			2,111,630

AUSTRALIA TREASURY BILLS 0.7%
0.015% due 02/11/2022 (b)(c)	AUD	80,500	58,565

CANADA TREASURY BILLS 1.0%
0.055% due 01/06/2022 (c)(d)	CAD	104,000	82,216

ISRAEL TREASURY BILLS 1.7%
(0.009)% due 03/02/2022 - 12/07/2022 (b)(c)	ILS	443,300	142,585

U.S. TREASURY BILLS 20.3%
0.055% due 01/25/2022 - 06/16/2022 (a)(b)(c)(i)		$1,723,400	1,723,240

U.S. TREASURY CASH MANAGEMENT BILLS 2.4%
0.071% due 03/15/2022 (b)(c)(i)		3,500	3,500
0.071% due 03/08/2022 - 04/26/2022 (b)(c)(i)		196,900	196,872

			200,372

Total Short-Term Instruments (Cost $4,308,941)			4,318,608

Total Investments in Securities (Cost $8,707,975)			8,711,249

Total Investments 102.9% (Cost $8,707,975)			$8,711,249
Financial Derivative Instruments (h)(i) (0.1)%(Cost or Premiums, net $0)			(8,669)
Other Assets and Liabilities, net (2.8)%			(234,512)

Net Assets 100.0%			$8,468,068

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of America Corp.	2.604%	03/15/2023	$797	$794	0.01%
Bank of America Corp.	3.228	06/22/2022	884	880	0.01
Goldman Sachs Group, Inc.	2.433	04/26/2023	1,615	1,590	0.02
Penske Truck Leasing Canada, Inc.	2.850	12/07/2022	8,033	8,013	0.09
VW Credit Canada, Inc.	2.650	06/27/2022	20,199	20,373	0.24
VW Credit Canada, Inc.	3.700	11/14/2022	15,916	16,169	0.19
Wells Fargo & Co.	2.094	04/25/2022	17,481	16,602	0.20

$64,924	$64,422	0.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	0.040%	01/03/2022	01/04/2022	$100,000	U.S. Treasury Bonds 4.500% due 05/15/2038	$(102,182)	$100,000	$100,000
BOS	0.040	12/27/2021	01/03/2022	100,000	U.S. Treasury Bonds 2.375% due 11/15/2049	(50,977)	100,000	100,001
U.S. Treasury Notes 1.250% due 08/15/2031	(50,946)
0.040	12/31/2021	01/03/2022	34,800	U.S. Treasury Bonds 2.000% due 02/15/2050	(6,253)	34,800	34,800
FICC	0.000	12/31/2021	01/03/2022	10,462	U.S. Treasury Notes 1.250% due 03/31/2028	(10,671)	10,462	10,462
0.050	12/30/2021	01/04/2022	150,000	U.S. Treasury Bonds 2.250% due 08/15/2046	(91,940)	150,000	150,001
U.S. Treasury Notes 2.500% due 05/15/2024	(63,406)
MBC	0.050	12/29/2021	01/05/2022	397,800	U.S. Treasury Inflation Protected Securities 0.125% - 0.750% due 07/15/2030 - 02/15/2051	(416,402)	397,800	397,803
0.050	12/30/2021	01/06/2022	100,000	U.S. Treasury Notes 1.500% - 2.250% due 11/15/2024 - 11/30/2024	(103,270)	100,000	100,000
MSR	0.040	12/31/2021	01/03/2022	184,600	U.S. Treasury Notes 2.125% due 02/29/2024 - 07/31/2024	(188,378)	184,600	184,601
RDR	0.030	12/31/2021	01/03/2022	65,000	U.S. Treasury Notes 2.750% due 02/15/2028	(66,413)	65,000	65,000
SSB	0.000	12/31/2021	01/03/2022	4,805	U.S. Treasury Notes 1.875% due 06/30/2026(3)	(4,901)	4,805	4,805

Total Repurchase Agreements	$(1,155,739)	$1,147,467	$1,147,473

(g)	Securities with an aggregate market value of $6,721 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)	Collateral is held in custody by the counterparty.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	01/2022	CAD	69,283	$53,815	$0	$(957)
01/2022	$1,344	CAD	1,722	17	0
02/2022	JPY	1,700,000	$15,403	618	0
03/2022	2,900,000	26,282	1,054	0
04/2022	1,500,000	13,600	544	0
05/2022	1,000,000	9,070	361	0
BPS	01/2022	CAD	24,938	19,576	0	(138)

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

	03/2022	JPY	1,490,000		13,705	744	0
	04/2022		200,000		1,903	162	0
	06/2022		3,160,000		29,897	2,366	0
BRC	01/2022		800,000		7,248	293	0
CBK	01/2022	EUR	1,705		1,934	0	(8)
	01/2022	ILS	129,435		39,749	0	(1,886)
	02/2022		103,125		31,663	0	(1,511)
	03/2022		331,745		101,188	0	(5,557)
	04/2022		6,499		2,002	0	(90)
	06/2022		89,991		27,784	0	(1,235)
	08/2022		5,200		1,623	0	(57)
	12/2022		6,502		2,073	0	(36)
FBF	01/2022		$21,242	ILS	66,197	50	0
GLM	01/2022	ILS	43,377		$13,240	0	(714)
HUS	01/2022	CAD	6,861		5,369	0	(55)
	01/2022	ILS	16,886		5,216	0	(216)
	01/2022		$1,369	GBP	1,027	21	0
	02/2022	ILS	26,435		$8,525	21	0
JPM	01/2022	AUD	1,617		1,164	0	(13)
	01/2022	CAD	77,219		60,878	0	(167)
	01/2022	ILS	5,170		1,559	0	(104)
	03/2022	JPY	200,000		1,882	143	0
	03/2022	KRW	241,091		204	2	0
	12/2022	ILS	3,401		1,103	0	0
MYI	01/2022	AUD	94,798		68,434	0	(536)
	01/2022	ILS	2,321		710	0	(36)
	03/2022	JPY	1,020,000		9,282	409	0
	06/2022		120,000		1,085	40	0
RBC	01/2022		$282	JPY	32,000	0	(3)
	02/2022	AUD	80,500		$57,701	0	(873)
SCX	01/2022		5,099		3,635	0	(75)
	01/2022	CAD	104,000		81,334	0	(882)
	01/2022	JPY	783,775		6,908	94	0
	02/2022		783,863		6,808	0	(8)
TOR	01/2022	AUD	11,264		8,063	0	(132)
	01/2022	CAD	31,800		24,802	0	(338)
	01/2022		$24,975	CAD	31,547	0	(36)
	02/2022	CAD	31,548		$24,975	35	0
UAG	01/2022	AUD	3,995		2,856	0	(50)
	01/2022		$20,329	ILS	63,288	30	0
	02/2022		33,129		103,090	40	0

Total Forward Foreign Currency Contracts						$7,044	$(15,713)

(i)

Securities with an aggregate market value of $12,811 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of December 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$1,871,635	$0	$1,871,635
Industrials				0	594,871	0	594,871
Utilities				0	308,389	0	308,389
Municipal Bonds & Notes
California				0	8,755	0	8,755
Nevada				0	1,000	0	1,000
U.S. Government Agencies				0	329,112	0	329,112
U.S. Treasury Obligations				0	300,716	0	300,716
Asset-Backed Securities				0	4,421	0	4,421
Sovereign Issues				0	973,742	0	973,742
Short-Term Instruments
Repurchase Agreements				0	2,111,630	0	2,111,630
Australia Treasury Bills				0	58,565	0	58,565
Canada Treasury Bills				0	82,216	0	82,216
Israel Treasury Bills				0	142,585	0	142,585
U.S. Treasury Bills				0	1,723,240	0	1,723,240
U.S. Treasury Cash Management Bills				0	200,372	0	200,372

Total Investments				$0	$8,711,249	$0	$8,711,249

Financial Derivative Instruments - Assets
Over the counter				$0	$7,044	$0	$7,044

Financial Derivative Instruments - Liabilities
Over the counter				$0	$(15,713)	$0	$(15,713)

Total Financial Derivative Instruments				$0	$(8,669)	$0	$(8,669)

Totals				$0	$8,702,580	$0	$8,702,580

Consolidated Schedule of Investments PIMCO Short-Term Floating NAV Portfolio III (Cont.)	December 31, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO Short-Term Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.8% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.0%
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(a)	$2,000	$12

INDUSTRIALS 0.1%
UAL Pass-Through Trust 6.636% due 01/02/2024	417	427

Total Corporate Bonds & Notes (Cost $1,454)		439

U.S. GOVERNMENT AGENCIES 49.1%
Fannie Mae
0.152% due 12/25/2036 •	48	47
0.222% due 03/25/2034 •	19	18
0.303% due 05/25/2035 •	4	4
0.402% due 01/25/2034 •	9	9
0.442% due 09/25/2042 •	130	131
0.453% due 05/25/2042 •	14	14
0.502% due 06/25/2029 - 12/25/2033 •	27	28
0.504% due 05/18/2032 •	23	23
0.541% due 09/17/2027 •	14	14
0.542% due 05/25/2036 •	6	6
0.552% due 10/25/2030 •	16	16
0.554% due 10/18/2030 •	20	20
0.602% due 08/25/2031 - 01/25/2033 •	32	33
0.604% due 11/18/2030 •	21	21
0.609% due 03/25/2027 ~	8	8
0.652% due 12/25/2030 •	14	14
0.685% due 03/25/2027 ~	5	5
0.692% due 12/25/2023 •	29	29
0.752% due 10/25/2022 - 11/25/2031 •	22	22
0.802% due 04/25/2032 •	20	20
0.852% due 05/25/2022 •	1	1
1.102% due 12/25/2023 - 04/25/2032 •	45	46
1.200% due 10/01/2034 •	39	39
1.252% due 04/25/2023 - 10/25/2023 •	8	8
1.284% due 07/01/2042 - 07/01/2044 •	232	237
1.302% due 05/25/2022 - 01/25/2024 •	14	14
1.334% due 09/01/2041 •	14	14
1.350% due 08/01/2028 •	86	86
1.424% due 04/01/2037 •	1	1
1.425% due 04/25/2023 •	1	1
1.438% due 05/01/2034 •	6	6
1.475% due 07/01/2027 - 11/01/2040 •	14	14
1.480% due 05/01/2032 •	7	8
1.500% due 10/01/2024 - 11/01/2036 •	136	137
1.513% due 07/01/2022 - 08/01/2032 •	3	3
1.525% due 06/01/2033 •	60	60
1.530% due 07/01/2035 •	24	24
1.538% due 04/01/2033 - 09/01/2033 •	30	31
1.540% due 10/01/2032 •	12	12
1.551% due 06/01/2035 •	37	37
1.555% due 07/01/2033 •	175	176
1.560% due 05/01/2035 •	32	33
1.575% due 01/01/2033 •	2	2
1.578% due 09/01/2033 •	18	18
1.590% due 05/01/2034 •	65	66
1.611% due 02/01/2037 •	19	20
1.615% due 11/01/2033 •	86	87
1.622% due 04/01/2034 •	11	11
1.625% due 09/01/2033 •	69	69
1.641% due 12/01/2034 •	7	7
1.643% due 03/01/2034 •	217	217
1.647% due 01/01/2035 •	2	2
1.665% due 12/01/2032 •	14	14
1.675% due 09/01/2033 •	20	21
1.676% due 02/01/2035 •	18	19
1.682% due 01/01/2035 •	26	27
1.691% due 02/01/2035 •	5	5
1.703% due 12/01/2032 •	74	75

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.712% due 01/01/2035 •	10	10
1.715% due 10/01/2032 •	32	32
1.726% due 09/01/2034 •	22	23
1.731% due 05/01/2033 •	5	5
1.733% due 07/01/2035 •	8	8
1.735% due 07/01/2037 •	15	15
1.743% due 11/01/2032 •	4	4
1.752% due 07/01/2034 - 07/01/2035 •	61	64
1.754% due 02/01/2032 •	7	7
1.762% due 07/01/2034 •	60	62
1.778% due 07/01/2035 •	1	1
1.785% due 07/01/2034 •	24	24
1.791% due 04/01/2035 •	2	2
1.800% due 08/01/2033 •	1	1
1.810% due 04/01/2028 •	21	21
1.846% due 11/01/2034 •	39	39
1.855% due 11/01/2035 •	16	16
1.860% due 07/01/2033 •	32	32
1.870% due 02/01/2035 •	77	77
1.871% due 12/01/2036 •	54	57
1.875% due 10/01/2034 - 06/01/2035 •	14	15
1.883% due 12/01/2034 •	30	30
1.885% due 05/01/2036 •	26	27
1.891% due 01/01/2035 •	14	14
1.895% due 07/01/2033 - 08/01/2035 •	53	53
1.916% due 07/01/2033 - 11/01/2035 •	8	8
1.917% due 02/01/2034 •	81	81
1.920% due 11/01/2034 •	13	14
1.927% due 01/01/2037 •	2	2
1.934% due 03/01/2035 •	46	46
1.940% due 04/01/2033 - 11/01/2035 •	23	24
1.945% due 11/01/2033 •	128	129
1.950% due 11/01/2047 •	112	112
1.953% due 09/01/2033 •	2	2
1.960% due 06/01/2037 •	8	8
1.979% due 07/01/2035 •	5	5
1.980% due 12/01/2035 •	8	8
1.989% due 01/01/2033 - 12/01/2036 •	8	8
1.995% due 11/01/2033 •	98	103
2.000% due 12/01/2033 - 08/01/2035 •	32	33
2.003% due 02/01/2034 •	21	21
2.005% due 10/01/2033 - 02/01/2034 •	39	39
2.025% due 11/01/2022 - 11/01/2034 •	19	19
2.030% due 03/01/2034 •	11	11
2.031% due 10/01/2035 •	11	11
2.034% due 01/01/2036 •	1	1
2.047% due 05/01/2037 •	174	175
2.070% due 04/01/2034 •	19	19
2.075% due 02/01/2036 •	33	33
2.079% due 03/01/2033 •	2	2
2.085% due 09/01/2035 •	31	31
2.095% due 02/01/2034 •	35	36
2.105% due 12/01/2035 •	167	168
2.125% due 01/01/2033 - 04/01/2035 •	131	133
2.143% due 11/01/2033 •	18	18
2.150% due 01/01/2034 •	1	1
2.178% due 04/01/2040 •	126	131
2.183% due 03/01/2033 •	65	66
2.205% due 08/01/2033 - 06/01/2036 •	18	18
2.223% due 07/01/2035 •	10	10
2.225% due 12/01/2035 •	185	186
2.250% due 05/01/2032 - 05/01/2033 •	54	55
2.274% due 07/01/2037 •	35	36
2.280% due 04/01/2035 •	3	3
2.287% due 11/01/2031 •	16	16
2.300% due 03/01/2035 - 01/01/2036 •	75	78
2.314% due 02/01/2035 •	8	8
2.315% due 01/01/2033 - 08/01/2037 •	312	314
2.321% due 02/01/2035 •	12	12
2.325% due 06/01/2030 •	2	2
2.330% due 10/01/2033 - 05/01/2036 •	81	82
2.332% due 10/01/2033 •	9	9
2.335% due 04/01/2035 •	11	12
2.345% due 06/01/2034 •	86	86
2.375% due 06/01/2034 •	3	3
2.378% due 03/01/2033 •	14	14
2.383% due 06/01/2030 •	1	1
2.390% due 07/01/2026 •	67	67
2.393% due 09/01/2035 •	63	63
2.400% due 11/01/2032 - 01/01/2033 •	10	10
2.423% due 11/01/2034 •	5	6
2.471% due 08/01/2033 •	32	32
2.493% due 09/01/2029 •	34	34
2.500% due 11/01/2026 •	30	30
2.509% due 10/01/2035 •	43	43
2.605% due 04/01/2033 •	88	89

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.633% due 12/01/2030 •	1	1
2.639% due 07/01/2029 •	7	7
2.721% due 09/01/2035 •	58	61
2.973% due 05/01/2036 •	28	30
3.159% due 08/25/2042 ~	14	15
3.184% due 05/01/2036 •	47	49
3.385% due 03/01/2030 •	72	72
3.435% due 09/01/2037 •	155	156
3.649% due 03/01/2035 •	33	33
3.855% due 12/01/2025	110	119
3.994% due 05/01/2036 •	19	20
4.060% due 03/01/2030	432	490
4.766% due 08/01/2026	413	464
5.038% due 12/25/2042 ~	79	85
6.000% due 02/25/2044 - 08/25/2044	23	25
6.149% due 09/01/2024 •	113	113
6.250% due 05/25/2042	17	19
6.500% due 11/25/2023 - 01/25/2044	243	278
7.000% due 02/25/2023 - 02/25/2044	22	23
7.500% due 05/25/2042	18	21
8.000% due 08/25/2022 - 10/01/2026	11	12
Freddie Mac
0.363% due 08/25/2031 •	248	243
0.383% due 09/25/2031 •	147	146
0.410% due 03/15/2036 •	2	2
0.453% due 06/25/2029 •	52	52
0.460% due 02/15/2029 - 03/15/2029 •	25	24
0.503% due 05/25/2043 •	771	772
0.510% due 07/15/2026 - 01/15/2033 •	66	66
0.560% due 03/15/2024 - 08/15/2029 •	36	36
0.610% due 05/15/2023 - 01/15/2032 •	35	35
0.660% due 08/15/2029 - 03/15/2032 •	53	54
0.689% due 03/15/2023 •	5	5
0.710% due 08/15/2022 - 12/15/2031 •	41	40
1.155% due 09/01/2037 •	215	215
1.282% due 10/25/2044 •	315	322
1.284% due 02/25/2045 •	131	134
1.482% due 07/25/2044 •	1,525	1,570
1.513% due 01/01/2030 •	18	18
1.669% due 12/01/2035 •	10	11
1.717% due 03/01/2035 •	11	11
1.761% due 04/01/2036 •	99	100
1.853% due 11/01/2024 •	9	8
1.915% due 08/01/2035 •	92	92
1.975% due 08/01/2033 •	6	6
1.981% due 08/01/2035 •	26	26
1.990% due 09/01/2036 •	189	190
2.000% due 09/01/2034 - 02/01/2037 •	20	20
2.011% due 05/01/2035 •	78	79
2.021% due 09/01/2035 •	4	5
2.053% due 07/01/2035 •	1	1
2.080% due 12/01/2036 •	20	20
2.090% due 09/01/2035 •	2	2
2.116% due 01/01/2036 •	3	3
2.120% due 06/01/2035 •	4	4
2.125% due 11/01/2029 - 12/01/2034 •	119	119
2.130% due 03/01/2036 •	76	80
2.151% due 10/01/2027 •	4	4
2.155% due 03/01/2036 •	121	122
2.165% due 11/01/2034 •	130	131
2.181% due 01/01/2035 •	2	3
2.182% due 07/01/2037 •	76	76
2.200% due 07/01/2033 •	6	6
2.214% due 07/15/2035 •	783	787
2.230% due 11/01/2036 •	246	247
2.235% due 02/01/2036 •	6	6
2.245% due 02/01/2036 •	6	7
2.250% due 09/01/2035 •	12	13
2.268% due 08/01/2035 •	6	6
2.290% due 07/01/2036 •	68	68
2.305% due 11/01/2036 •	1	1
2.310% due 01/01/2037 •	3	3
2.325% due 07/01/2033 •	1	1
2.335% due 02/01/2035 - 08/01/2037 •	108	109
2.349% due 09/01/2034 •	119	119
2.350% due 11/01/2033 - 04/01/2034 •	59	61
2.370% due 01/01/2036 - 02/01/2036 •	13	14
2.374% due 03/01/2032 •	23	23
2.375% due 04/01/2032 - 03/01/2036 •	152	152
2.379% due 08/01/2023 •	2	2
2.405% due 11/01/2036 •	3	3
2.439% due 01/01/2034 •	73	74
2.463% due 12/01/2034 •	2	2
2.483% due 01/01/2030 •	64	64
2.493% due 09/01/2035 •	41	42
2.522% due 04/01/2034 •	2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.712% due 03/01/2035 •	22	22
3.000% due 02/01/2048	3,145	3,278
3.065% due 01/01/2027 •	8	8
3.362% due 09/01/2030 •	58	59
3.969% due 04/01/2030 •	39	40
4.500% due 04/15/2032	164	179
5.500% due 10/15/2032	5	6
6.000% due 01/15/2029 - 05/01/2035	18	21
6.250% due 12/15/2023	1	1
7.000% due 10/15/2022 - 07/15/2027	12	13
Ginnie Mae
1.032% due 09/20/2067 •	7,596	7,672
1.625% due 07/20/2026 ~•	3	3
1.625% due 09/20/2029 - 09/20/2045 •	461	477
1.875% due 04/20/2033 •	26	27
2.000% due 02/20/2025 ~	2	2
2.000% due 01/20/2027 - 01/20/2030 •	78	80
2.125% due 10/20/2029 - 12/20/2045 •	345	356
Ginnie Mae, TBA
2.500% due 02/01/2052	1,300	1,328
3.500% due 02/01/2052	1,200	1,249
4.000% due 02/01/2052 - 03/01/2052	200	210
4.500% due 02/01/2052	15,500	16,372
Uniform Mortgage-Backed Security
3.000% due 08/01/2028 - 04/01/2030	155	163
3.500% due 11/01/2044 - 02/01/2050	3,390	3,615
4.000% due 06/01/2048 - 05/01/2050	1,217	1,296
Uniform Mortgage-Backed Security, TBA
2.000% due 02/01/2037	2,200	2,249
2.500% due 01/01/2037 - 03/01/2052	7,000	7,163
3.000% due 01/01/2037	8,000	8,365
3.000% due 01/01/2052 - 02/01/2052	7,900	8,173
3.500% due 03/01/2052	46,600	48,922
4.000% due 02/01/2052	29,300	31,151
4.500% due 01/01/2052	17,000	18,214

Total U.S. Government Agencies (Cost $174,717)		175,052

U.S. TREASURY OBLIGATIONS 1.6%
U.S. Treasury Bonds
3.125% due 02/15/2043 (d)	4,730	5,703
U.S. Treasury Notes
1.125% due 02/29/2028	124	122

Total U.S. Treasury Obligations (Cost $5,581)		5,825

NON-AGENCY MORTGAGE-BACKED SECURITIES 39.8%
ACRES Commercial Realty Corp. 2.664% due 04/17/2037 •	68	68
Adjustable Rate Mortgage Trust
2.429% due 03/25/2035 ~	23	24
2.661% due 11/25/2035 ^~	101	89
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	1,200	1,250
AREIT Trust 2.784% due 04/15/2037 •	702	703
Ashford Hospitality Trust
1.560% due 06/15/2035 •	400	400
1.960% due 06/15/2035 •	300	300
2.860% due 06/15/2035 •	400	399
BAMLL Commercial Mortgage Securities Trust
1.310% due 03/15/2034 •	100	100
1.710% due 03/15/2034 •	3,170	3,167
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	1,300	1,378
Banc of America Funding Trust
2.214% due 06/25/2034 ~	26	26
2.245% due 11/20/2035 ^~	195	181
2.787% due 05/25/2035 ~	6,436	6,649
Banc of America Mortgage Trust
2.167% due 10/25/2035 ^~	27	26
2.248% due 06/25/2034 ~	18	18
2.321% due 02/25/2034 ~	140	143
2.453% due 11/25/2033 ~	25	25
2.503% due 01/25/2034 ~	24	24
2.746% due 09/25/2033 ~	58	59
3.450% due 05/25/2033 ~	46	49
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	800	910
BCAP LLC Trust 6.500% due 02/26/2036 ~	575	586
BDS Ltd. 1.464% due 09/15/2035 •	1,114	1,116
Bear Stearns Adjustable Rate Mortgage Trust
2.153% due 01/25/2034 ~	54	54
2.476% due 10/25/2033 ~	4	4

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

2.485% due 01/25/2034 ~	183	189
2.500% due 02/25/2033 ~	3	3
2.500% due 04/25/2033 ~	19	20
2.535% due 02/25/2034 ~	40	41
2.646% due 02/25/2034 ~	218	217
2.743% due 01/25/2035 ~	24	25
2.835% due 02/25/2033 ~	2	2
2.941% due 07/25/2034 ~	18	19
4.558% due 01/25/2035 ~	18	19
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	224	219
0.442% due 08/25/2036 ^•	5	4
2.889% due 11/25/2036 ^~	276	179
BXMT Ltd. 1.564% due 11/15/2037 •	1,000	1,001
CD Mortgage Trust 3.431% due 08/15/2050	400	429
Chase Mortgage Finance Trust
2.326% due 02/25/2037 ~	277	278
2.897% due 12/25/2035 ^~	33	32
2.925% due 12/25/2035 ^~	27	27
Citigroup Commercial Mortgage Trust 3.778% due 09/10/2058	900	965
Citigroup Mortgage Loan Trust
0.903% due 08/25/2035 ^•	146	139
2.423% due 03/25/2034 ~	34	35
2.470% due 05/25/2035 •	17	18
2.480% due 11/25/2035 •	55	56
Citigroup Mortgage Loan Trust, Inc.
1.214% due 08/25/2034 ~	2	2
2.190% due 09/25/2035 •	52	54
COLT Mortgage Loan Trust 1.255% due 09/25/2065 ~	356	353
Commercial Mortgage Trust
3.590% due 11/10/2047	1,200	1,259
4.228% due 05/10/2051	1,200	1,347
Countrywide Alternative Loan Trust
0.302% due 06/25/2037 •	876	851
1.950% due 08/25/2035 ~	1,165	1,154
2.584% due 10/25/2035 ^~	18	17
Countrywide Home Loan Mortgage Pass-Through Trust
0.452% due 08/25/2035 ^•	67	16
1.991% due 02/20/2036 ^•	22	22
2.330% due 08/25/2034 ^~	198	186
2.475% due 12/25/2033 ~	38	38
2.586% due 06/20/2035 ~	56	56
2.673% due 11/25/2034 ~	911	919
5.500% due 11/25/2035 ^	83	58
Credit Suisse First Boston Mortgage Securities Corp.
2.504% due 11/25/2032 ~	7	7
4.967% due 06/25/2032 ~	2	3
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
1.678% due 07/25/2033 ~	261	268
2.116% due 07/25/2033 ~	51	53
2.324% due 10/25/2033 ~	88	93
2.725% due 01/25/2034 ~	128	131
Credit Suisse Mortgage Capital Trust
2.691% due 03/25/2060 ~	948	952
3.023% due 08/25/2060 ~	791	796
CSAIL Commercial Mortgage Trust 3.329% due 06/15/2052	200	214
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	129	129
Extended Stay America Trust 1.190% due 07/15/2038 •	3,880	3,891
First Horizon Alternative Mortgage Securities Trust
2.157% due 07/25/2035 ~	99	78
2.357% due 08/25/2034 ~	78	81
First Horizon Mortgage Pass-Through Trust
0.372% due 02/25/2035 •	27	26
0.636% due 02/25/2035 •	246	248
FWD Securitization Trust 2.240% due 01/25/2050 ~	310	311
GCAT Trust
1.091% due 05/25/2066 ~	7,990	7,916
1.348% due 05/25/2066 ~	824	816
1.503% due 05/25/2066 ~	824	816
GMAC Mortgage Corp. Loan Trust 2.851% due 11/19/2035 ~	65	66
GS Mortgage Securities Corp. Trust
3.104% due 05/10/2034	2,100	2,080
3.924% due 10/10/2032	1,700	1,718
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	3,909	3,913
GSR Mortgage Loan Trust
0.452% due 01/25/2034 •	71	71

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

1.840% due 03/25/2033 •	3	3
2.164% due 06/25/2034 ~	20	20
2.325% due 06/25/2034 ~	7	7
2.851% due 09/25/2035 ~	2,770	2,835
2.852% due 05/25/2035 ~	51	51
2.986% due 09/25/2034 ~	1,833	1,901
3.079% due 08/25/2034 ~	29	30
6.000% due 03/25/2032	3	4
HarborView Mortgage Loan Trust
0.484% due 02/19/2046 •	474	437
0.544% due 05/19/2035 •	25	24
Impac CMB Trust 0.742% due 08/25/2035 •	640	626
IndyMac Adjustable Rate Mortgage Trust 1.544% due 01/25/2032 ~	10	11
IndyMac INDX Mortgage Loan Trust
0.292% due 09/25/2046 •	279	263
0.882% due 05/25/2034 •	26	24
InTown Hotel Portfolio Trust
1.060% due 01/15/2033 •	600	600
1.410% due 01/15/2033 •	300	300
1.610% due 01/15/2033 •	400	399
2.410% due 01/15/2033 •	1,000	999
JP Morgan Alternative Loan Trust 5.500% due 11/25/2036 ^~	20	12
JP Morgan Chase Commercial Mortgage Securities Trust 0.960% due 12/15/2036 •	500	500
JP Morgan Mortgage Trust
1.815% due 11/25/2033 ~	7	7
2.268% due 11/25/2033 ~	8	8
2.301% due 07/25/2035 ~	8	8
2.419% due 07/25/2035 ~	148	146
2.569% due 04/25/2035 ~	19	19
2.695% due 07/25/2035 ~	143	145
2.706% due 11/25/2035 ^~	91	87
2.718% due 09/25/2034 ~	1	1
3.240% due 10/25/2035 ~	154	149
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	3,419	3,390
2.734% due 01/25/2060 þ	880	885
MASTR Adjustable Rate Mortgages Trust
1.753% due 12/25/2033 ~	17	17
1.965% due 02/25/2034 ~	161	154
2.276% due 08/25/2034 ~	269	271
2.328% due 01/25/2036 ~	40	40
2.500% due 09/25/2033 ~	105	111
2.732% due 11/21/2034 ~	38	39
2.929% due 07/25/2034 ~	682	658
3.023% due 01/25/2034 ~	8	8
3.476% due 08/25/2034 ~	213	214
Merrill Lynch Mortgage Investors Trust
0.722% due 08/25/2028 •	429	429
0.762% due 06/25/2028 •	77	75
0.973% due 03/25/2028 •	68	69
1.915% due 04/25/2035 ~	205	204
2.464% due 09/25/2033 ~	5	5
2.834% due 02/25/2035 ~	57	58
3.191% due 02/25/2034 ~	19	18
MFA Trust
1.014% due 01/26/2065 ~	1,322	1,317
1.324% due 01/26/2065 ~	472	470
1.479% due 03/25/2065 ~	418	418
1.632% due 01/26/2065 ~	472	470
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~	920	936
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048	700	747
Morgan Stanley Capital Trust
2.041% due 07/15/2053	8,200	8,085
2.428% due 04/05/2042 ~	1,800	1,812
6.014% due 06/11/2042 ~	2,200	2,205
Morgan Stanley Mortgage Loan Trust 0.422% due 01/25/2035 •	772	777
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,689	3,763
2.750% due 11/25/2059 ~	4,515	4,598
3.500% due 10/25/2059 ~	121	126
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,604	3,566
Nomura Asset Acceptance Corp. Alternative Loan Trust 2.359% due 10/25/2035 ~	21	18
Pepper Residential Securities Trust
1.004% due 11/18/2060 •	247	247
1.104% due 06/20/2060 •	453	453
PFP Ltd. 1.158% due 04/14/2037 •	125	125

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

PRET LLC 1.843% due 09/25/2051 þ	3,690	3,626
Pretium Mortgage Credit Partners LLC 1.992% due 02/25/2061 þ	5,483	5,420
Prime Mortgage Trust
0.502% due 02/25/2034 •	17	16
6.000% due 02/25/2034	7	7
RBSSP Resecuritization Trust 0.708% due 08/26/2045 •	33	33
RCO Mortgage LLC 1.868% due 05/26/2026 þ	1,227	1,221
Ready Capital Mortgage Financing LLC
1.103% due 03/25/2034 •	157	157
2.252% due 02/25/2035 •	910	912
Residential Asset Mortgage Products Trust 7.500% due 12/25/2031	41	40
Residential Funding Mortgage Securities, Inc. Trust
4.910% due 02/25/2036 ^~	77	69
6.500% due 03/25/2032	7	7
RESIMAC Bastille Trust 1.034% due 09/05/2057 •	143	143
RESIMAC Premier 1.154% due 02/07/2052 •	662	664
Sequoia Mortgage Trust
0.658% due 03/20/2035 •	123	121
0.666% due 05/20/2034 •	293	294
0.864% due 04/20/2033 •	15	15
0.904% due 10/20/2027 •	52	53
1.546% due 07/20/2034 ~	18	17
Starwood Mortgage Residential Trust
1.027% due 11/25/2055 ~	513	510
1.439% due 11/25/2055 ~	257	256
1.486% due 04/25/2065 ~	410	410
1.593% due 11/25/2055 ~	257	256
Structured Adjustable Rate Mortgage Loan Trust
0.342% due 03/25/2035 •	78	74
0.402% due 09/25/2034 •	99	95
2.390% due 09/25/2034 ~	50	51
Structured Asset Mortgage Investments Trust
0.784% due 11/19/2033 •	18	18
0.784% due 05/19/2035 •	111	108
0.804% due 02/19/2035 •	1,613	1,600
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
2.119% due 03/25/2033 ~	109	117
2.253% due 06/25/2033 ~	288	284
2.834% due 09/25/2033 ~	15	14
2.979% due 11/25/2033 ~	12	12
UBS Commercial Mortgage Trust 4.241% due 06/15/2051 ~	200	223
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •	2,950	2,919
0.642% due 12/25/2045 •	1,530	1,487
0.682% due 07/25/2045 •	3,954	3,919
0.682% due 10/25/2045 •	1,391	1,395
0.682% due 12/25/2045 •	1,243	1,241
0.902% due 01/25/2045 •	603	606
1.082% due 08/25/2046 •	28	28
1.282% due 11/25/2042 •	78	77
1.482% due 08/25/2042 •	6	6
1.725% due 08/25/2046 •	1,293	1,271
1.725% due 09/25/2046 •	3,301	3,345
2.493% due 10/25/2033 ~	95	97
2.676% due 08/25/2033 ~	271	271
2.833% due 10/25/2035 ^~	310	309
2.922% due 09/25/2035 ~	181	182
Washington Mutual Mortgage Pass-Through Certificates Trust
2.100% due 02/25/2033 ~	2	2
3.038% due 11/25/2030 ~	81	83
3.226% due 06/25/2033 ~	8	9
7.000% due 03/25/2034	29	31
Wells Fargo Commercial Mortgage Trust
0.955% due 12/13/2031 •	2,815	2,796
1.205% due 12/13/2031 •	2,335	2,301
1.950% due 12/13/2031 •	160	153
2.725% due 02/15/2053	600	624
3.311% due 06/15/2052	1,000	1,078
3.809% due 12/15/2048	300	323
4.023% due 03/15/2052	300	337
Wells Fargo Mortgage-Backed Securities Trust 2.616% due 08/25/2035 ~	6	6

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

Worldwide Plaza Trust 3.526% due 11/10/2036	1,000	1,066

Total Non-Agency Mortgage-Backed Securities (Cost $140,546)		141,873

ASSET-BACKED SECURITIES 40.0%
A10 Bridge Asset Financing LLC 2.021% due 08/15/2040	1,495	1,498
AccessLex Institute 0.480% due 05/25/2036 •	714	703
Accredited Mortgage Loan Trust 0.972% due 01/25/2035 •	515	503
ACE Securities Corp. Home Equity Loan Trust 2.727% due 06/25/2033 ^•	42	42
Affirm Asset Securitization Trust 0.880% due 08/15/2025	2,900	2,901
Apex Credit CLO Ltd. 1.204% due 09/20/2029 •	3,900	3,890
Apres Static CLO Ltd. 1.194% due 10/15/2028 •	1,205	1,206
Ares CLO Ltd. 0.990% due 01/15/2029 •	1,300	1,297
Arivo Acceptance Auto Loan Receivables Trust 1.190% due 01/15/2027	813	811
Bear Stearns Asset-Backed Securities Trust
1.102% due 11/25/2042 •	121	120
2.354% due 10/25/2036 ~	717	594
Benefit Street Partners CLO Ltd. 1.152% due 01/17/2032 •	3,000	3,003
Carrington Mortgage Loan Trust
1.142% due 04/17/2031 •	6,200	6,203
1.252% due 10/20/2029 •	1,600	1,600
Chesapeake Funding LLC 2.940% due 04/15/2031	1,044	1,051
College Avenue Student Loans LLC
1.203% due 07/25/2051 •	634	637
1.303% due 12/26/2047 •	666	673
1.600% due 07/25/2051	1,109	1,089
3.280% due 12/28/2048	1,635	1,683
4.130% due 12/26/2047	916	951
Commonbond Student Loan Trust 1.980% due 08/25/2050	785	785
Countrywide Asset-Backed Certificates Trust, Inc. 0.642% due 12/25/2034 •	1,585	1,556
Credit Suisse First Boston Mortgage Securities Corp. 1.752% due 05/25/2043 •	371	371
Credit-Based Asset Servicing & Securitization LLC 6.780% due 05/25/2035 þ	432	441
Crown City CLO 1.512% due 01/20/2032 •	1,000	1,001
DT Auto Owner Trust 1.140% due 01/16/2024	41	41
ECMC Group Student Loan Trust 1.102% due 07/25/2069 •	754	763
EquiFirst Mortgage Loan Trust 1.233% due 09/25/2033 •	61	61
Galaxy CLO Ltd. 1.094% due 10/15/2030 •	2,000	1,997
GLS Auto Receivables Issuer Trust
0.690% due 10/16/2023	19	19
1.580% due 08/15/2024	215	216
2.170% due 02/15/2024	294	295
GLS Auto Receivables Trust 4.170% due 04/15/2024	1,500	1,519
HERA Commercial Mortgage Ltd. 1.154% due 02/18/2038 •	500	498
Home Equity Asset Trust 0.702% due 11/25/2032 •	8	8
Home Equity Mortgage Loan Asset-Backed Trust 0.882% due 10/25/2035 •	1,600	1,556
HSI Asset Securitization Corp. Trust 0.202% due 10/25/2036 •	6	3
IndyMac Home Equity Mortgage Loan Asset-Backed Trust 6.372% due 05/25/2033 ~	483	488
KKR CLO Ltd. 1.062% due 07/18/2030 •	1,000	1,000
LCCM Trust 1.550% due 11/15/2038 •	3,800	3,802
LCM LP 1.172% due 10/20/2027 •	516	517
Legacy Mortgage Asset Trust 3.750% due 04/25/2059 þ	422	424
Long Beach Mortgage Loan Trust
0.662% due 10/25/2034 •	736	719
0.802% due 03/25/2032 •	16	16
0.957% due 07/25/2034 •	223	222

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

Merrill Lynch Mortgage Investors Trust 1.122% due 07/25/2035 •	233	233
Morgan Stanley ABS Capital, Inc. Trust 0.747% due 09/25/2035 •	2,516	2,517
Morgan Stanley Dean Witter Capital, Inc. Trust 1.452% due 02/25/2033 •	81	81
Mountain View CLO LLC 1.212% due 10/16/2029 •	1,400	1,401
Nassau Ltd. 1.274% due 10/15/2029 •	1,900	1,900
Nationstar NIM Ltd. 8.000% due 06/25/2037	24	0
Navient Private Education Refi Loan Trust
1.010% due 11/15/2068 •	196	197
1.170% due 09/16/2069	1,151	1,146
1.690% due 05/15/2069	2,830	2,833
3.010% due 12/15/2059	1,644	1,692
3.130% due 02/15/2068	557	568
3.190% due 02/18/2042	135	137
3.520% due 06/16/2042	68	69
Navient Student Loan Trust
0.903% due 07/26/2066 •	2,999	3,015
4.000% due 12/15/2059	2,962	3,036
Nelnet Student Loan Trust 1.420% due 04/20/2062	3,074	3,033
NovaStar Mortgage Funding Trust 0.842% due 02/25/2034 •	2,064	2,049
Octagon Investment Partners Ltd. 1.156% due 02/14/2031 •	4,300	4,296
Pagaya AI Debt Selection Trust 1.530% due 08/15/2029	2,300	2,298
Palmer Square CLO Ltd. 1.124% due 10/17/2031 •	2,700	2,697
Palmer Square Loan Funding Ltd. 0.960% due 02/20/2028 •	387	387
PRET LLC 2.487% due 10/25/2051 þ	3,807	3,808
Renaissance Home Equity Loan Trust
0.802% due 08/25/2032 •	10	9
1.202% due 09/25/2037 •	3,455	1,877
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031	627	386
Residential Asset Securities Corp. Trust 0.362% due 07/25/2036 •	4,371	4,362
Santander Retail Auto Lease Trust 1.690% due 01/20/2023	36	36
SLM Private Credit Student Loan Trust
0.473% due 12/15/2039 •	264	259
0.493% due 06/15/2039 •	3,635	3,551
0.533% due 06/15/2039 •	1,685	1,655
SMB Private Education Loan Trust
0.952% due 09/15/2054 •	3,368	3,379
1.290% due 07/15/2053	1,849	1,830
1.600% due 09/15/2054	1,338	1,329
2.230% due 09/15/2037	566	573
2.490% due 06/15/2027	24	24
2.840% due 06/15/2037	540	554
2.880% due 09/15/2034	186	189
SoFi Professional Loan Program LLC
1.303% due 06/25/2033 •	466	468
2.340% due 04/25/2033	709	717
2.490% due 01/25/2036	194	195
2.630% due 07/25/2040	1,184	1,195
2.650% due 09/25/2040	1,113	1,126
2.740% due 05/25/2040	836	845
Sound Point CLO Ltd. 1.024% due 01/23/2029 •	1,000	1,000
Soundview Home Loan Trust 1.403% due 11/25/2033 •	32	32
Starwood Commercial Mortgage Trust 1.244% due 07/15/2038 •	2,800	2,801
Towd Point Mortgage Trust
1.102% due 05/25/2058 •	1,027	1,032
1.102% due 10/25/2059 •	290	291
1.636% due 04/25/2060 ~	5,815	5,782
2.710% due 01/25/2060 ~	5,514	5,604
2.750% due 06/25/2057 ~	630	641
2.900% due 10/25/2059 ~	7,066	7,213
3.678% due 03/25/2058 ~	1,706	1,769
TruPS Financials Note Securitization Ltd. 1.784% due 09/20/2039 •	2,985	2,918
Upstart Securitization Trust
1.310% due 11/20/2031	1,900	1,894
2.322% due 04/22/2030	45	45

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

Westlake Automobile Receivables Trust 0.930% due 02/15/2024	873	874

Total Asset-Backed Securities (Cost $144,269)		142,621

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (b) 0.2%		688

Total Short-Term Instruments (Cost $688)		688

Total Investments in Securities (Cost $467,255)		466,498

	SHARES
INVESTMENTS IN AFFILIATES 9.4%
SHORT-TERM INSTRUMENTS 9.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.4%
PIMCO Short-Term Floating NAV Portfolio III	3,450,401	33,531

Total Short-Term Instruments (Cost $33,945)		33,531

Total Investments in Affiliates (Cost $33,945)		33,531

Total Investments 140.2% (Cost $501,200)		$500,029
Financial Derivative Instruments (c)(e) 0.1%(Cost or Premiums, net $645)		379
Other Assets and Liabilities, net (40.3)%		(143,616)

Net Assets 100.0%		$356,792

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is not accruing income as of the date of this report.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$688		U.S. Treasury Notes 1.250% due 03/31/2028		$(702)	$688	$688

Total Repurchase Agreements								$(702)	$688	$688

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (10.4)%
Uniform Mortgage-Backed Security, TBA						2.000%	02/01/2052	$20,400	$(20,336)	$(20,293)
Uniform Mortgage-Backed Security, TBA						4.000	03/01/2052	100	(107)	(106)
Uniform Mortgage-Backed Security, TBA						4.500	02/01/2052	15,500	(16,655)	(16,602)

Total Short Sales (10.4)%									$(37,098)	$(37,001)

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note March Futures				03/2022	370	48,273		$251	$23	$0
U.S. Treasury 30-Year Bond March Futures				03/2022	98	15,723		164	55	0

Total Futures Contracts							$415		$78	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	1.000%	Semi-Annual	06/17/2022	$4,500	$52	$(68)	$(16)	$0	$0
Receive	3-Month USD-LIBOR	0.928	Semi-Annual	05/06/2026	900	(1)	15	14	0	0
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2026	25,300	(899)	(978)	(1,877)	0	(5)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/15/2026	200	(4)	5	1	0	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	9,100	413	(589)	(176)	0	(4)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026	14,300	617	(897)	(280)	0	(7)
Pay(1)	3-Month USD-LIBOR	1.380	Semi-Annual	01/04/2027	1,100	(3)	4	1	1	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027	2,900	201	(220)	(19)	0	(2)
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2028	38,245	1,607	647	2,254	0	(21)
Pay	3-Month USD-LIBOR	1.265	Semi-Annual	09/28/2028	600	(1)	(5)	(6)	1	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028	2,948	58	(51)	7	2	0
Receive	3-Month USD-LIBOR	1.379	Semi-Annual	12/22/2028	600	(1)	5	4	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	12/10/2029	1,900	(3)	(69)	(72)	0	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029	1,400	43	(42)	1	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/15/2030	6,300	(75)	(87)	(162)	0	(3)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	02/12/2030	3,800	(67)	(103)	(170)	0	(2)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/10/2030	1,800	(2)	(76)	(78)	0	(1)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/17/2030	24,580	926	(376)	550	0	(9)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030	706	3	30	33	0	0
Pay	3-Month USD-LIBOR	0.750	Semi-Annual	06/16/2031	500	(45)	9	(36)	0	0
Receive	3-Month USD-LIBOR	1.405	Semi-Annual	09/07/2031	800	(4)	13	9	0	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	10/05/2031	500	(1)	(1)	(2)	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/15/2031	500	(1)	1	0	0	0
Pay	3-Month USD-LIBOR	1.535	Semi-Annual	10/22/2031	300	(1)	1	0	0	0
Pay	3-Month USD-LIBOR	1.545	Semi-Annual	10/26/2031	300	(1)	1	0	0	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050	100	(1)	(6)	(7)	0	(1)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	01/16/2050	300	(1)	7	6	0	(1)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050	700	(4)	(2)	(6)	0	(3)
Receive	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050	300	(1)	7	6	0	(1)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	03/20/2050	7,500	(32)	(457)	(489)	0	(33)
Pay	3-Month USD-LIBOR	1.524	Semi-Annual	01/19/2051	4,900	(39)	(177)	(216)	21	0
Receive	3-Month USD-LIBOR	1.967	Semi-Annual	06/23/2051	2,000	(15)	(96)	(111)	0	(9)
Receive	3-Month USD-LIBOR	1.968	Semi-Annual	06/23/2051	6,000	(45)	(291)	(336)	0	(27)

						$2,673	$(3,846)	$(1,173)	$25	$(131)

Total Swap Agreements						$2,673	$(3,846)	$(1,173)	$25	$(131)

(d)	Securities with an aggregate market value of $2,778 and cash of $265 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.
(1)	This instrument has a forward starting effective date.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty		Description		Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	1.988%	02/07/2022	200	$1	$0
		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	2.008	02/07/2022	300	1	1
		Put - OTC 10-Year Interest Rate Swap		3-Month USD-LIBOR	Receive	2.048	02/07/2022	300	2	0

									$4	$1

OPTIONS ON SECURITIES
Counterparty		Description			Strike Price	Expiration Date	Notional Amount(1)		Cost	Market Value

BOA		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			$101.527	02/07/2022	1,000		$7	$4
GSC		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			101.500	02/07/2022	500		3	2
JPM		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.102	03/07/2022	600		4	3
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			99.938	02/07/2022	1,000		8	7
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			100.078	02/07/2022	2,000		16	16
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			101.438	02/07/2022	500		4	2
SAL		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.156	03/07/2022	500		5	2
		Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052			99.301	03/07/2022	1,000		7	5
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052			99.789	01/06/2022	200		1	1
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052			99.781	02/07/2022	300		2	2
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052			101.469	02/07/2022	500		4	2
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052			101.410	03/07/2022	300		2	2
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052			101.492	03/07/2022	300		2	2
		Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052			101.516	03/07/2022	500		4	3

									$69	$53

Total Purchased Options									$73	$54

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.355%	01/20/2022	400	$(1)	$0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.655	01/20/2022	400	(1)	(2)
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.515	01/20/2022	100	(1)	0
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.815	01/20/2022	100	(1)	(1)
BPS	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.660	01/31/2022	100	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.960	01/31/2022	100	(1)	0
CBK	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.025	01/14/2022	800	(2)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.425	01/14/2022	800	(2)	(2)
DUB	Call - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.600	01/24/2022	800	(1)	0
	Put - OTC 2-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.000	01/24/2022	800	(1)	(1)
GLM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	0.870	11/02/2022	26,900	(54)	(27)
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.270	11/02/2022	26,900	(54)	(69)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.180	02/14/2022	700	(2)	(1)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.580	02/14/2022	700	(2)	(2)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.218	01/18/2022	200	0	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.518	01/18/2022	200	0	(1)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.330	01/24/2022	400	(1)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.630	01/24/2022	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.435	01/10/2022	300	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.735	01/10/2022	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.536	01/18/2022	400	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.936	01/18/2022	400	(2)	0
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.567	01/24/2022	100	(1)	(1)
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.867	01/24/2022	100	(1)	(1)
MYC	Call - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Receive	1.200	03/02/2022	1,700	(2)	(1)
	Put - OTC 1-Year Interest Rate Swap (2)	3-Month USD-LIBOR	Pay	1.700	03/02/2022	1,700	(2)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.250	01/07/2022	7,100	(15)	(3)
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/07/2022	7,100	(15)	(1)
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.270	01/10/2022	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.570	01/10/2022	400	(1)	0
	Call - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.118	01/18/2022	400	(1)	0
	Put - OTC 5-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.418	01/18/2022	400	(1)	(1)
RBC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	1.468	01/31/2022	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	1.768	01/31/2022	300	(1)	(1)

							$(174)	$(121)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052		$98.578	01/06/2022		500	$(3)	$0

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.578	01/06/2022	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.781	01/06/2022	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.234	01/06/2022	1,000	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.285	02/07/2022	1,000	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	1,000	(4)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.305	02/07/2022	1,000	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.422	02/07/2022	1,000	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	101.016	02/07/2022	1,000	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.527	02/07/2022	1,000	(4)	(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.027	02/07/2022	1,000	(5)	(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	102.547	03/07/2022	200	0	(1)
GSC	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.297	03/07/2022	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.859	01/06/2022	500	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.898	01/06/2022	500	(3)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.172	01/06/2022	500	(2)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.859	01/06/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.898	01/06/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.172	01/06/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.344	02/07/2022	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.500	02/07/2022	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	101.000	02/07/2022	500	(3)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.758	03/07/2022	100	0	0
JPM	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.102	03/07/2022	600	(2)	(1)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.602	03/07/2022	600	(3)	(2)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.352	03/07/2022	500	(1)	(1)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.484	03/07/2022	500	(1)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.078	01/06/2022	500	(2)	(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.734	01/06/2022	500	(1)	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	101.266	01/06/2022	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.938	02/07/2022	1,000	(5)	(3)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.969	02/07/2022	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.078	02/07/2022	2,000	(9)	(6)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.438	02/07/2022	1,000	(6)	(4)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.578	02/07/2022	2,000	(12)	(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.109	02/07/2022	500	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.141	02/07/2022	100	0	0
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.969	02/07/2022	500	(1)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.328	01/06/2022	500	(2)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.328	01/06/2022	500	(1)	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.438	02/07/2022	500	(2)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.938	02/07/2022	500	(3)	(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 01/01/2052	104.063	01/06/2022	500	(1)	(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.754	03/07/2022	100	0	0
SAL	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.156	03/07/2022	500	(3)	(1)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.301	03/07/2022	1,000	(3)	(2)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.656	03/07/2022	500	(4)	(2)
	Put - OTC Fannie Mae, TBA 2.000% due 03/01/2052	98.801	03/07/2022	1,000	(5)	(4)
	Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.273	03/07/2022	500	(1)	(1)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.355	03/07/2022	500	(1)	(1)
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.375	03/07/2022	100	0	0
Call - OTC Fannie Mae, TBA 2.000% due 03/01/2052	100.387	03/07/2022	500	(1)	(1)
Put - OTC Ginnie Mae, TBA 2.500% due 01/01/2052	101.500	01/13/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	97.844	01/06/2022	500	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.375	01/06/2022	500	(2)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	98.789	01/06/2022	700	(3)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.289	01/06/2022	200	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	99.844	01/06/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.055	01/06/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.375	01/06/2022	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.766	01/06/2022	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.789	01/06/2022	500	(1)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 01/01/2052	100.813	01/06/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	98.781	02/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	99.281	02/07/2022	300	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.156	02/07/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.297	02/07/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.313	02/07/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.328	02/07/2022	500	(1)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.406	02/07/2022	500	(2)	(1)
Call - OTC Uniform Mortgage-Backed Security, TBA 2.000% due 02/01/2052	100.438	02/07/2022	500	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.781	01/06/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	100.938	01/06/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	101.000	01/06/2022	500	(2)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	102.938	01/06/2022	100	0	0
Call - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 01/01/2052	103.000	01/06/2022	500	(1)	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.469	02/07/2022	500	(2)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 02/01/2052	100.969	02/07/2022	500	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.410	03/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.492	03/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.516	03/07/2022	500	(2)	(2)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.609	03/07/2022	100	0	0
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.750	03/07/2022	200	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.910	03/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	100.992	03/07/2022	300	(1)	(1)
Put - OTC Uniform Mortgage-Backed Security, TBA 2.500% due 03/01/2052	101.016	03/07/2022	500	(3)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 3.000% due 03/01/2052	103.711	03/07/2022	100	0	0

				$(176)	$(95)

Total Written Options				$(350)	$(216)

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CMBX.NA.AAA.6 Index	0.500%	Monthly	05/11/2063	$8,374	$(156)	$169	$13	$0
CMBX.NA.AAA.7 Index	0.500	Monthly	01/17/2047	22,579	(650)	773	123	0
FBF	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	200	(1)	2	1	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	3,000	(50)	55	5	0
GST	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	36,050	(647)	948	301	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	349	2	(1)	1	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	3,150	(183)	205	22	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	100	(4)	5	1	0
MYC	CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	1,535	(30)	32	2	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,100	(24)	50	26	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	2,400	11	7	18	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	9,000	(19)	75	56	0

$(1,751)	$2,320	$569	$0

Total Swap Agreements	$(1,751)	$2,320	$569	$0

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$12	$0	$12
Industrials	0	427	0	427
U.S. Government Agencies	0	175,052	0	175,052
U.S. Treasury Obligations	0	5,825	0	5,825
Non-Agency Mortgage-Backed Securities	0	141,873	0	141,873
Asset-Backed Securities	0	142,621	0	142,621
U.S. Government Agencies	0	0	0	0
Short-Term Instruments
Repurchase Agreements	0	688	0	688

$0	$466,498	$0	$466,498
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,531	$0	$0	$33,531

Total Investments	$33,531	$466,498	$0	$500,029

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(37,001)	$0	$(37,001)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	103	0	103
Over the counter	0	623	0	623

$0	$726	$0	$726
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(131)	0	(131)
Over the counter	0	(216)	0	(216)

$0	$(347)	$0	$(347)

Total Financial Derivative Instruments	$0	$379	$0	$379

Totals	$33,531	$429,876	$0	$463,407

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	December 31, 2021 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio	December 31, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.8% ¤
U.S. GOVERNMENT AGENCIES 3.8%
Fannie Mae
0.152% due 12/25/2036 •	$139	$137
0.215% due 03/25/2036 •	58	58
0.222% due 03/25/2034 •	75	74
0.223% due 06/25/2033 •	89	87
0.273% due 11/25/2032 •	1	1
0.323% due 07/25/2032 •	171	168
0.399% due 03/25/2032 •	212	212
0.453% due 05/25/2042 •	105	106
1.002% due 04/25/2032 •	47	48
1.283% due 06/01/2043 •	332	338
1.284% due 02/01/2041 - 10/01/2044 •	1,150	1,176
1.547% due 03/01/2035 •	158	164
1.855% due 11/01/2035 •	72	76
1.940% due 11/01/2035 •	78	79
1.976% due 01/01/2036 •	269	282
2.120% due 09/01/2031 •	1	1
2.125% due 12/01/2032 •	2	2
2.185% due 08/01/2036 •	15	15
2.190% due 12/01/2022 •	0	1
2.191% due 05/01/2025 •	1	1
2.248% due 10/01/2032 - 09/01/2033 •	4	4
2.270% due 09/01/2028 •	3	3
2.399% due 12/01/2029 •	3	4
2.647% due 12/01/2029 •	1	1
2.723% due 10/01/2025 •	4	4
2.848% due 08/01/2028 •	6	6
2.895% due 12/01/2029 •	5	5
Freddie Mac
0.000% due 03/15/2030 - 01/15/2032 (a)	21,735	18,695
0.223% due 07/25/2031 •	328	323
0.610% due 06/15/2030 - 12/15/2032 •	31	31
0.660% due 06/15/2031 •	13	13
0.810% due 02/15/2027 •	2	2
1.282% due 10/25/2044 •	903	926
1.284% due 02/25/2045 •	283	287
1.482% due 07/25/2044 •	560	577
1.759% due 02/01/2024 •	2	2
1.980% due 06/01/2035 •	658	692
2.176% due 02/01/2035 •	149	150
2.333% due 05/01/2032 •	4	5
2.350% due 02/01/2032 •	1	1
2.501% due 07/01/2029 •	3	3
2.526% due 01/01/2032 •	4	4
4.500% due 06/15/2035 - 09/15/2035	581	620
4.605% due 02/01/2025 •	1	1
5.000% due 01/15/2034	1,741	1,936
5.500% due 11/01/2038 - 10/01/2039	51	57
6.500% due 10/25/2043	412	472
Ginnie Mae
1.625% due 07/20/2025 - 08/20/2026 ~	97	99
1.875% due 04/20/2023 - 05/20/2024 ~	36	37
1.875% due 04/20/2027 - 04/20/2032 •	10	10
2.000% due 02/20/2024 - 02/20/2026 ~	9	9
2.000% due 03/20/2025 - 05/20/2030 •	265	269
2.125% due 10/20/2023 - 10/20/2024 ~	8	8
Israel Government AID Bond 0.000% due 11/01/2024 (b)	39,013	37,870
Residual Funding Corp. STRIPS 0.000% due 01/15/2030 (b)	18,000	15,705
Small Business Administration
1.000% (PRIME - 2.250%) due 03/25/2025 - 05/25/2025 ~	28	28
4.500% due 03/01/2023	17	17
4.760% due 09/01/2025	1,329	1,366
4.770% due 04/01/2024	204	210
4.930% due 01/01/2024	117	120
5.240% due 08/01/2023	84	86
Uniform Mortgage-Backed Security
4.000% due 05/01/2030 - 12/01/2041	1,095	1,188

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

4.500% due 04/01/2028 - 11/01/2029	161	172

Total U.S. Government Agencies (Cost $74,539)		85,044

U.S. TREASURY OBLIGATIONS 101.9%
U.S. Treasury Bonds
1.375% due 11/15/2040	37,030	33,758
1.375% due 08/15/2050 (d)	365,100	319,962
1.625% due 11/15/2050	229,500	213,892
1.750% due 08/15/2041	17,000	16,487
1.875% due 02/15/2041	117,900	116,735
2.000% due 11/15/2041	9,000	9,105
2.750% due 11/15/2042	110,900	126,435
2.875% due 05/15/2043	140,960	163,855
3.000% due 05/15/2042	201,200	238,328
3.000% due 11/15/2044	237,300	283,073
3.125% due 02/15/2043	41,250	49,734
3.125% due 08/15/2044	45,000	54,663
3.625% due 08/15/2043	53,000	68,772
3.625% due 02/15/2044	55,000	71,597
3.750% due 11/15/2043	54,720	72,386
4.375% due 02/15/2038	78,530	108,236
4.500% due 05/15/2038	31,463	44,005
U.S. Treasury Notes
0.250% due 07/31/2025	77,900	75,575
1.875% due 08/31/2024	8,680	8,902
2.125% due 03/31/2024 (f)	4,700	4,838
2.125% due 07/31/2024 (f)	21,600	22,288
2.125% due 09/30/2024	27,200	28,091
2.125% due 11/30/2024 (f)	4,000	4,134
2.250% due 10/31/2024	49,610	51,430
2.250% due 11/15/2024	38,950	40,385
2.250% due 11/15/2025	47,400	49,385
2.375% due 02/29/2024	4,870	5,036
2.375% due 08/15/2024 (f)	4,300	4,465
2.500% due 01/31/2024	12,050	12,482
2.875% due 11/30/2023 (f)	5,010	5,215
2.875% due 05/15/2028	9,680	10,549

Total U.S. Treasury Obligations (Cost $2,282,519)		2,313,798

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.7%
Bear Stearns Adjustable Rate Mortgage Trust
2.485% due 01/25/2034 ~	118	122
2.500% due 04/25/2033 ~	17	18
2.601% due 11/25/2034 ~	281	272
2.625% due 04/25/2033 ~	19	20
2.835% due 02/25/2033 ~	9	8
2.875% due 04/25/2033 ~	2	2
Bear Stearns ALT-A Trust
0.422% due 02/25/2034 •	799	781
2.889% due 11/25/2036 ^~	13,563	8,825
3.070% due 11/25/2036 ~	6,638	4,867
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.352% due 08/25/2035 •	159	158
Citigroup Mortgage Loan Trust 2.470% due 05/25/2035 •	87	88
Countrywide Alternative Loan Trust
0.284% due 02/20/2047 ^•	3,043	2,375
0.422% due 02/25/2047 •	280	265
0.462% due 05/25/2047 •	1,842	1,771
0.502% due 05/25/2036 •	34	32
0.522% due 05/25/2035 •	406	399
0.524% due 03/20/2046 •	2,295	1,944
0.662% due 12/25/2035 •	191	191
1.082% due 02/25/2036 •	182	175
5.500% due 03/25/2036 ^	929	568
Countrywide Home Loan Mortgage Pass-Through Trust
0.562% due 05/25/2035 •	630	548
0.682% due 04/25/2035 •	58	56
0.762% due 02/25/2035 •	406	410
0.782% due 02/25/2035 •	208	196
2.540% due 04/25/2035 ~	240	212
2.813% due 09/20/2036 ^~	2,327	2,246
Credit Suisse First Boston Mortgage Securities Corp. 0.098% due 06/25/2032 ~	1	1
Downey Savings & Loan Association Mortgage Loan Trust 0.624% due 08/19/2045 •	204	198
GreenPoint Mortgage Funding Trust 0.542% due 06/25/2045 •	279	268
GSR Mortgage Loan Trust 2.657% due 04/25/2036 ~	1,967	1,605
HarborView Mortgage Loan Trust
0.364% due 03/19/2037 •	799	746

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

0.544% due 05/19/2035 •	721	697
Impac CMB Trust 1.103% due 07/25/2033 •	17	17
IndyMac INDX Mortgage Loan Trust 0.742% due 02/25/2035 •	994	970
JP Morgan Mortgage Trust
2.695% due 07/25/2035 ~	227	231
2.837% due 02/25/2036 ^~	381	332
MASTR Adjustable Rate Mortgages Trust 2.618% due 05/25/2034 ~	86	86
Merrill Lynch Mortgage Investors Trust 1.746% (US0006M + 1.500%) due 12/25/2032 ~	28	28
Residential Accredit Loans, Inc. Trust
0.402% due 08/25/2035 •	552	472
1.442% due 09/25/2045 •	228	224
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031	231	253
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032	13	14
Sequoia Mortgage Trust
0.804% due 10/19/2026 •	157	156
0.804% due 07/20/2033 •	504	507
0.809% due 07/20/2033 •	361	349
Structured Adjustable Rate Mortgage Loan Trust 1.482% due 01/25/2035 ^•	215	203
Structured Asset Mortgage Investments Trust
0.542% due 05/25/2036 •	8,592	8,432
0.684% due 07/19/2034 •	58	58
0.804% due 03/19/2034 •	117	116
WaMu Mortgage Pass-Through Certificates Trust
0.622% due 11/25/2045 •	614	608
0.642% due 12/25/2045 •	267	273
0.812% due 01/25/2047 •	479	479
0.894% due 12/25/2046 •	1,006	974
1.062% due 06/25/2046 •	1,411	1,431
1.082% due 02/25/2046 •	996	1,008
1.282% due 11/25/2042 •	174	173
1.725% due 05/25/2046 •	343	338
1.725% due 07/25/2046 •	3,394	3,336
1.725% due 08/25/2046 •	8,270	8,128
1.725% due 09/25/2046 •	1,210	1,225
1.725% due 10/25/2046 •	477	468
1.725% due 12/25/2046 •	693	678
2.429% due 03/25/2034 ~	39	41
Washington Mutual Mortgage Pass-Through Certificates Trust
2.259% due 05/25/2033 ~	34	35

Total Non-Agency Mortgage-Backed Securities (Cost $70,911)		61,707

ASSET-BACKED SECURITIES 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust
0.182% due 05/25/2037 •	20	16
0.630% due 06/15/2031 •	268	262
Bear Stearns Asset-Backed Securities Trust 0.762% due 10/25/2032 •	12	12
Citigroup Global Markets Mortgage Securities, Inc. 1.453% due 01/25/2032 •	117	119
Credit Suisse First Boston Mortgage Securities Corp. 0.722% due 01/25/2032 •	41	40
Credit-Based Asset Servicing & Securitization Trust 0.172% due 01/25/2037 ^•	923	366
GE-WMC Mortgage Securities Trust 0.182% due 08/25/2036 •	44	25
GSAMP Trust
0.172% due 12/25/2036 •	440	280
0.282% due 11/25/2035 •	138	21
Home Equity Asset Trust 1.022% due 02/25/2033 •	1	1
HSI Asset Securitization Corp. Trust 0.202% due 10/25/2036 •	101	51
JP Morgan Mortgage Acquisition Trust 0.262% due 08/25/2036 •	28	16
Lehman ABS Mortgage Loan Trust 0.192% due 06/25/2037 •	427	352
Long Beach Mortgage Loan Trust 0.662% due 10/25/2034 •	1,548	1,513
MASTR Asset-Backed Securities Trust 0.202% due 11/25/2036 •	81	35
Merrill Lynch Mortgage Investors Trust 0.342% due 02/25/2037 •	280	118
Morgan Stanley ABS Capital, Inc. Trust 0.162% due 05/25/2037 •	172	158
Morgan Stanley IXIS Real Estate Capital Trust 0.152% due 11/25/2036 •	33	14

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

New Century Home Equity Loan Trust 0.282% due 05/25/2036 •	304	299
Renaissance Home Equity Loan Trust 0.802% due 08/25/2032 •	2	2
Securitized Asset-Backed Receivables LLC Trust
0.222% due 12/25/2036 ^•	1,522	498
0.262% due 11/25/2036 ^•	477	178
Soundview Home Loan Trust
0.162% due 11/25/2036 •	491	197
0.182% due 06/25/2037 •	226	191

Total Asset-Backed Securities (Cost $7,694)		4,764

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (c) 0.2%		5,022

Total Short-Term Instruments (Cost $5,022)		5,022

Total Investments in Securities (Cost $2,440,685)		2,470,335

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.7%
PIMCO Short-Term Floating NAV Portfolio III	1,634,966	15,889

Total Short-Term Instruments (Cost $16,074)		15,889

Total Investments in Affiliates (Cost $16,074)		15,889

Total Investments 109.5% (Cost $2,456,759)		$2,486,224
Financial Derivative Instruments (e) (0.1)%(Cost or Premiums, net $19,995)		(3,126)
Other Assets and Liabilities, net (9.4)%		(212,318)

Net Assets 100.0%		$2,270,780

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received

FICC	0.000%	12/31/2021	01/03/2022	$5,022	U.S. Treasury Notes 1.250% due 03/31/2028	$(5,123)	$5,022	$5,022

Total Repurchase Agreements	$(5,123)	$5,022	$5,022

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	0.080%	11/23/2021	01/20/2022	$(226,301)	$(226,322)

Total Reverse Repurchase Agreements	$(226,322)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	4.000%	02/01/2052	$17,000	$(18,079)	$(18,074)
Uniform Mortgage-Backed Security, TBA	4.500	01/01/2052	3,000	(3,229)	(3,214)

Total Short Sales (0.9)%	$(21,308)	$(21,288)

(d)	Securities with an aggregate market value of $226,979 have been pledged as collateral under the terms of master agreements as of December 31, 2021.
(1)

The average amount of borrowings outstanding during the period ended December 31, 2021 was $(547,819) at a weighted average interest rate of 0.050%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note March Futures	03/2022	802	$97,023	$(197)	$56	$0
U.S. Treasury 10-Year Note March Futures	03/2022	21,342	2,784,464	9,978	1,334	0

$9,781	$1,390	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 30-Year Bond March Futures	03/2022	2,973	$(476,981)	$(2,516)	$0	$(1,672)

Schedule of Investments PIMCO U.S. Government and Short-Term Investments Portfolio (Cont.)	December 31, 2021 (Unaudited)

U.S. Treasury Ultra Long-Term Bond March Futures				03/2022	1,573	(310,078)		(2,369)	0	(2,458)

							$(4,885)	$0		$(4,130)

Total Futures Contracts							$4,896	$1,390		$(4,130)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	3-Month USD-LIBOR	2.250%	Semi-Annual	06/20/2028	$349,800	$19,857	$(37,803)	$(17,946)	$0	$(200)
Receive	3-Month USD-LIBOR	0.750	Semi-Annual	03/30/2031	13,500	138	778	916	0	(7)
Receive	3-Month USD-LIBOR	2.606	Semi-Annual	12/21/2047	40,000	0	(7,526)	(7,526)	0	(179)

Total Swap Agreements						$19,995	$(44,551)	$(24,556)	$0	$(386)

(f)

Securities with an aggregate market value of $38,333 and cash of $1,738 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of December 31, 2021.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the Portfolio's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 12/31/2021

Investments in Securities, at Value
U.S. Government Agencies						$0	$85,044	$0	$85,044
U.S. Treasury Obligations						0	2,313,798	0	2,313,798
Non-Agency Mortgage-Backed Securities						0	61,707	0	61,707
Asset-Backed Securities						0	4,764	0	4,764
Short-Term Instruments
Repurchase Agreements						0	5,022	0	5,022

						$0	$2,470,335	$0	$2,470,335
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$15,889	$0	$0	$15,889

Total Investments						$15,889	$2,470,335	$0	$2,486,224

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(21,288)	$0	$(21,288)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						$0	$1,390	$0	$1,390

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						$0	$(4,516)	$0	$(4,516)

Total Financial Derivative Instruments						$0	$(3,126)	$0	$(3,126)

Totals						$15,889	$2,445,921	$0	$2,461,810

There were no significant transfers into or out of Level 3 during the period ended December 31, 2021.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO All Asset: Multi-Real Fund (Cayman) Ltd (Cayman Islands exempted company), PIMCO International Portfolio Subsidiary, LLC (Delaware limited liability company), PIMCO Short Asset Portfolio Subsidiary, LLC (Delaware limited liability company) and PIMCO Short-Term Floating NAV III Subsidiary, LLC (Delaware limited liability company), (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III respectively, (“Consolidated Fund”) in order to effect certain investments for the Consolidated Fund consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective offering memorandum and offering memorandum supplement. Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the PIMCO All Asset: Multi-Real Fund, PIMCO International Portfolio, PIMCO Short Asset Portfolio and PIMCO Short-Term Floating NAV Portfolio III and their Subsidiaries comprising the entire issued share capital of the Subsidiary, with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

		Date of	Subsidiary % of Consolidated Fund
Fund Name	Subsidiary	Incorporation	Net Assets
PIMCO All Asset: Multi-Real Fund	PIMCO All Asset: Multi-Real Fund (Cayman) Ltd	06/17/2020	11.1%
PIMCO International Portfolio	PIMCO International Portfolio Subsidiary, LLC	03/20/2014	20.9%
PIMCO Short Asset Portfolio	PIMCO Short Asset Portfolio Subsidiary, LLC	03/01/2017	0.0%
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Short-Term Floating NAV Portfolio III Subsidiary, LLC	03/20/2014	1.5%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Portfolio's shares is based on the Portfolio's net asset value ("NAV"). The NAV of a Portfolio, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Portfolio or class, by the total number of shares outstanding of that Portfolio or class.

On each day that the New York Stock Exchange (“NYSE”) is open, with respect to each Portfolio other than the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, portfolio shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). With respect to the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III portfolio shares are ordinarily valued as of 3:00 p.m. Eastern time, on each day that the NYSE is open. Information that becomes known to the Portfolios or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Portfolio reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. Each Portfolio generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, each Portfolio reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Portfolios' approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Portfolios will normally use pricing data for domestic equity securities received shortly after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) and do not normally take into account trading, clearances or settlements that take place after the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), if the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close) occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. A Portfolio's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Portfolio may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering

Notes to Financial Statements (Cont.)

whether fair valuation is required and in determining fair values, a Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). A Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close), that materially affect the values of the Portfolio's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Adviser, the responsibility for monitoring significant events that may materially affect the values of the Portfolio's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Portfolio uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Portfolio may differ from the value that would be realized if the securities were sold. The Portfolios' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Portfolio's Offering Memorandum.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Notes to Financial Statements (Cont.)

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close (or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close or, in the case of the PIMCO Short-Term Floating NAV Portfolio II and PIMCO Short-Term Floating NAV Portfolio III, the earlier of 3:00 p.m. Eastern time and the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolios' tax positions for all open tax years. As of December 31, 2021, the Portfolios have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Portfolios file U.S. federal, state, and local tax returns as required. The Portfolios' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Portfolios may gain exposure to the commodities markets primarily through investments in swap agreements, futures and options. The PIMCO All Asset: Multi-Real Fund may also gain exposure indirectly to commodity markets by investing in the Multi-Real Fund (Cayman) Ltd., which may invest without limit in commodity-linked swap agreements and other commodity-linked derivative instruments.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Portfolio must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by a Portfolio, is not qualifying income under Subchapter M of the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will be qualifying income. Based on the reasoning in such rulings, a portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Subsidiary and perhaps through commodity-linked notes.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Portfolio's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Portfolio is treated as qualifying dividends; and (iii) that income inclusion by a Portfolio of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Portfolio's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly- owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives, and a Portfolio's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Portfolio's taxable income or any distributions made by a Portfolio or result in the inability of a Portfolio to operate as described in its offering memorandum.

If, during a taxable year, the Subsidiary taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to a Portfolio as a deductible amount for income tax purposes. In the event the Subsidiary taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to a Portfolio as ordinary income for Federal income tax purposes.

4. INVESTMENTS IN AFFILIATES

Each Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act and rules thereunder. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolios. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolios’ transactions in and earnings from investments in the affiliated Funds for the period ended December 31, 2021 (amounts in thousands†):

Notes to Financial Statements (Cont.)

Investments in PIMCO Short Asset Portfolio

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$0	$230,607	$(194,000)	$(866)	$(131)	$35,610	$963	$0
PIMCO All Asset: Multi-Short PLUS Fund	0	18,699	(18,682)	(17)	0	0	48	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Portfolio Name	Market Value 03/31/2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 12/31/2021	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO ABS and Short-Term Investments Portfolio	$309,551	$1,700,065	$(1,113,300)	$(812)	$(12,378)	$883,126	$14,365	$0
PIMCO All Asset: Multi-RAE PLUS Fund	935,272	804,240	(1,739,340)	(147)	65	90	1,140	0
PIMCO All Asset: Multi-Short PLUS Fund	52,254	125,872	(177,320)	(3)	(1)	802	72	0
PIMCO All Asset: Multi-Real Fund	117	285,206	(285,200)	1	(2)	122	6	0
PIMCO EM Bond and Short-Term Investments Portfolio	83,534	151,985	(144,000)	(23)	(1,291)	90,205	1,485	0
PIMCO High Yield and Short-Term Investments Portfolio	36,606	278,680	(235,800)	(4)	(1,077)	78,405	1,180	0
PIMCO Investment Grade Credit Bond Portfolio	277,386	1,707,748	(1,573,002)	208	(4,432)	407,908	4,948	0
PIMCO Long Duration Credit Bond Portfolio	744	2,340,632	(2,314,500)	(5,166)	(228)	21,482	4,732	0
PIMCO Mortgage and Short-Term Investments Portfolio	29,919	645,034	(666,800)	(281)	1	7,873	334	0
PIMCO Municipal Portfolio	5,840	26,910	(25,300)	(1)	(95)	7,354	110	0
PIMCO Real Return Portfolio	1,553	29,533	(29,300)	(30)	(2)	1,754	32	0
PIMCO Short-Term Portfolio	39,057	162,394	(167,500)	(9)	(411)	33,531	494	0
PIMCO U.S. Government and Short-Term Investments Portfolio	997	725,713	(710,700)	66	(187)	15,889	213	0
PIMCO International Portfolio	111,538	190,510	(166,900)	(17)	(1,903)	133,228	2,110	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Portfolio owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended December 31, 2021 (amounts in thousands†, except number of shares).

PIMCO High Yield and Short-Term Investments Portfolio

Security Name	Market Value at 03/31/2021	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 12/31/2021	Dividend Income	Shares Held at 12/31/2021

Notes to Financial Statements (Cont.)

Xfit Brands, Inc.	$ 30	$ 0	$ 0	$0	$(20)	$10	$0	2,040,639

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	GRE	NatWest Markets Securities Inc.	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	NXN	Natixis New York
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BSH	Banco Santander S.A. - New York Branch	HUS	HSBC Bank USA N.A.	RDR	RBC Capital Markets LLC
BSN	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SBI	Citigroup Global Markets Ltd.
CIB	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CSN	Credit Suisse AG (New York)	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY
DEU	Deutsche Bank Securities, Inc.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MEI	Merrill Lynch International	STR	State Street FICC Repo
FAR	Wells Fargo Bank National Association	MSC	Morgan Stanley & Co. LLC.	TDM	TD Securities (USA) LLC
FBF	Credit Suisse International	MSR	Morgan Stanley & Co LLC FICC Repo	TOR	The Toronto-Dominion Bank
FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	NZD	New Zealand Dollar
AUD	Australian Dollar	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CAD	Canadian Dollar	ILS	Israeli Shekel	SEK	Swedish Krona
CHF	Swiss Franc	INR	Indian Rupee	SGD	Singapore Dollar
CLP	Chilean Peso	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
DKK	Danish Krone	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate
AMNAX	Alerian Midstream Energy Total Return Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index
AMZX	Alerian MLP Total Return Index	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	RADMFXNT	RAFI Dynamic Multi-Factor Developed ex-U.S. Index
BADLARPP	Argentina Badlar Floating Rate Notes	DWRTFT	Dow Jones Wilshire REIT Total Return Index	RU20INTR
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULT	eRAFI International Large Strategy Index	S&P 500	Standard & Poor's 500 Index
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	SOFR	Secured Overnight Financing Rate
BCOMTR	Bloomberg Commodity Index Total Return	ERAUSST	eRAFI U.S. Small Strategy Index	SONIO	Sterling Overnight Interbank Average Rate
BRENT	Brent Crude	EURMARGIN	European Refined Margin	UKRPI	United Kingdom Retail Prices Index
CDX.EM	Credit Derivatives Index - Emerging Markets	GOLDLNPM	London Gold Market Fixing Ltd. PM	US0003M	ICE 3-Month USD LIBOR
CDX.HY	Credit Derivatives Index - High Yield	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	US0006M	ICE 6-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade	LIBOR03M	3 Month USD-LIBOR	USSW10	10 Year USSW Rate
CMBX	Commercial Mortgage-Backed Index	MTGEFNCL	FNMA 30-Year Coupon Index

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
BAM	Build America Mutual Assurance	FHA	Federal Housing Administration

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
AID	Agency International Development	DAC	Designated Activity Company	RMBS	Residential Mortgage-Backed Security
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	WTI	West Texas Intermediate
CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust